File Nos.   333-105274
                                                                 811-05716

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                     FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
            Pre-Effective Amendment No.                                   ( )
            Post-Effective Amendment No.   1                              (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          ( )
            Amendment  No.    86                                          (X)

                      (Check appropriate box or boxes.)

      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
     (formerly Preferred Life Variable Account C)
     ---------------------------------
     (Exact Name of Registrant)

     ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
     (formerly Preferred Life Insurance Company of New York)
     ---------------------------------------------
     (Name of Depositor)

     75 Wall Street 20th Floor New York, New York 10005
     ----------------------------------------------------            ---------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's    Telephone    Number,   including  Area  Code    (212)  586-7733

Name and Address of Agent for Service
-------------------------------------
          Eugene Long
          Allianz Life Insurance Company of New York
          75 Wall Street 20th Floor
          New York, New York  10005

     Copies to:
          Stewart Gregg, Second VP & Senior Counsel
          Allianz Life Insurance Company of North America
          5701 Golden Hills Drive
          Minneapolis, MN  55416
          (763) 765-2913

     It is proposed that this filing will become effective:

      ___ immediately upon filing pursuant to paragraph(b) of Rule 485 _X_ on April 29, 2005 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485

    If appropriate, check the following:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Title of Securities Registered:

    Individual Deferred Variable Flexible Purchase Payment Annuity Contracts

                                   PROSPECTUS

              THE USALLIANZ CHARTER(R) II VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                    ALLIANZ LIFE(R) OF NY VARIABLE ACCOUNT C

                                       AND

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK


This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our), formerly Preferred Life Insurance Company of New York.


For your convenience we have provided a glossary (see section 12) that defines key, capitalized terms that are used in this prospectus.


The Contract is called "flexible purchase payment" because you can make Purchase Payments at any time and for any amount (subject to certain restrictions) during the Accumulation Phase, which is the first of the Contract's two phases.


The Contract is a "variable" contract because your Contract Values and/or variable Annuity Payments will increase or decrease depending on the performance of the underlying Investment Options you select. The Investment Options invest in different types of securities and follow varying investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options.


The Contract is called a "deferred" annuity contract because Annuity Payments to the Payee from the Contract are deferred until the Payout Phase, the second of the Contract's two phases. Annuity Payments do not begin until a specified period of time in the future (usually when you retire) or until the Annuitant reaches a certain age (the Income Date).



You can purchase this Contract if all Owners and the Annuitant are age 80 or younger on the Issue Date. You can allocate your Purchase Payments to the variable Investment Options available under your Contract. The Investment Options that are currently available are listed below. The USAZ(R) FusionPortfoliosTM are offered by the USAllianz Variable Insurance Products Fund of Funds Trust. Each of the USAZ FusionPortfolios is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds. The USAZ FusionPortfolios have filed an exemptive order application with the Securities and Exchange Commission for authorization to acquire other types of securities. Upon receipt of regulatory approval, if granted, each USAZ FusionPortfolio may also be permitted to invest in unaffiliated mutual funds and other types of investments. For further information about the USAZ FusionPortfolios and the exemptive order application, see the prospectus for the USAZ FusionPortfolios. There is no assurance as to when or whether we will obtain such approval. You can select up to 15 Investment Options at any one time. We may add, substitute or remove Investment Options in the future.

AIM
USAZ AIM Basic Value Fund
USAZ AIM International Equity Fund

DAVIS
Davis VA Financial Portfolio
Davis VA Value Portfolio (1)
USAZ Davis NY Venture Fund (1)

DREYFUS
Dreyfus IP Small Cap Stock Index Portfolio
Dreyfus Stock Index Fund
USAZ Dreyfus Founders Equity Growth Fund (4)
USAZ Dreyfus Premier Small Cap Value Fund (1)

FRANKLIN TEMPLETON
Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund(4)
Franklin Small Cap Value Securities Fund (2)
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2005 (5)
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
USAZ Franklin Small Cap Value Fund (3)

JENNISON
Jennison 20/20 Focus Portfolio
SP Strategic Partners Focused Growth Portfolio
SP William Blair International Growth Portfolio
USAZ Jennison 20/20 Focus Fund
USAZ Jennison Growth Fund

LEGG MASON
USAZ Legg Mason Growth Fund (3)
USAZ Legg Mason Value Fund

OPPENHEIMER
Oppenheimer Global Securities Fund/VA (1)
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA (1)
USAZ Oppenheimer Emerging Growth Fund
USAZ Oppenheimer Emerging Technologies Fund
USAZ Oppenheimer Global Fund (1)
USAZ Oppenheimer International Growth Fund
USAZ Oppenheimer Main Street Fund (1)

PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT Commodity Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Portfolio
USAZ PEA Renaissance Fund (4)
USAZ PEA Value Fund (4)

SALOMON BROTHERS
USAZ Salomon Brothers Large Cap Growth Fund (3)
USAZ Salomon Brothers Small Cap Growth Fund

SELIGMAN
Seligman Smaller-Cap Value Portfolio (1)

USAZ
USAZ Fusion Balanced Fund
USAZ Fusion Growth Fund
USAZ Fusion Moderate Fund
USAZ Money Market Fund

VAN KAMPEN
USAZ Van Kampen Aggressive Growth Fund
USAZ Van Kampen Comstock Fund
USAZ Van Kampen Emerging Growth Fund
USAZ Van Kampen Equity and Income Fund
USAZ Van Kampen Global Franchise Fund
USAZ Van Kampen Growth and Income Fund
USAZ Van Kampen Mid Cap Growth Fund (4)


(1) The Investment Options listed in the table below as "substituted funds" are available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 30, 2004. We filed an exemptive order application with the Securities and Exchange Commission in April, 2004 requesting an exemptive order permitting the following substitutions:

       Investment Option to be replaced             New Investment Option,(Class 1 shares)
       (the "Substituted Funds")                   (the "Substitute Funds")
    -------------------------------------------------------------------------------------------
       Davis VA Value Portfolio                    USAZ Davis NY Venture Fund
       Seligman Smaller-Cap Value Portfolio        USAZ Dreyfus Premier Small Cap Value Fund
       Oppenheimer Global Securities Fund/VA       USAZ Oppenheimer Global Fund
       Oppenheimer Main Street Fund/VA             USAZ Oppenheimer Main Street Fund


     If the order is issued, the shares of the substitute funds will be exchanged for all shares of the corresponding substituted funds, and shares of the substituted funds will no longer be available through the Contracts.
     The issuance of an exemptive order is subject to regulatory approval and it is not certain whether or when an order will be issued. The USAZ Investment
     Options  listed  above offer both Class 1 shares  (which do not have a Rule
     12b-1 fee) and Class 2 shares that carry a 0.25% Rule 12b-1 fee. Currently only the Class 2 shares are available. Class 1 shares will be issued in the substitution described above, subject to regulatory approval.

(2)  The Franklin  Small Cap Value  Securities  Fund is available for additional
     Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.

(3)  The  Investment  Option name and  (subadviser)  have changed as of April 4, 2005 as follows:

     Current Name and (Subadviser)                   Previous Name and (Subadviser)
     ----------------------------------------------- --------------------------------------------
     USAZ Legg Mason Growth Fund                     USAZ AIM Dent Demographic Trends Fund
     (Legg Mason Capital Management, Inc.)           (AIM Capital Management, Inc.)
     USAZ Salomon Brothers Large Cap Growth Fund     USAZ AIM Blue Chip Fund
     (Salomon Brothers Asset Management, Inc.)       (AIM Capital Management, Inc.)
     USAZ Franklin Small Cap Value Fund              USAZ PIMCO NFJ Small Cap Value Fund
     (Franklin Advisory Services LLC)                (NFJ Investment Group L.P. and PIMCO Advisers
                                                     Retail Holdings, LLC)


(4) The Investment Option name has changed as of April 29, 2005.

     Current Name                                    Previous Name
     ----------------------------------------------- -------------------------------------------
     Franklin Small-Mid Cap Growth Securities Fund   Franklin Small Cap Fund
     USAZ Dreyfus Founders Equity Growth Fund        USAZ Dreyfus Founders Growth and Income Fund
     USAZ PEA Renaissance Fund                       USAZ PIMCO PEA Renaissance Fund
     USAZ PEA Value Fund                             USAZ PIMCO PEA Value Fund
     USAZ Van Kampen Mid Cap Growth Fund             USAZ Van Kampen Growth Fund

(5) Not available after December 16, 2005. See section 4, Investment Options for further information.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity.This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this Contract involves investment risk including the possible loss of principal.

Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your registered representative about the Contract's features, benefits, risks and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.

Dated: April 29, 2005



TABLE OF CONTENTS
--------------------------------------------------------------------------------
Summary                                                           6


Fee Tables                                                       10

1.The Variable Annuity Contract                                  13

    Ownership                                                    13
         Contract Owner                                          13
         Joint Owner                                             13
         Annuitant                                               13
         Payee                                                   13
         Beneficiary                                             13
         Assignment of a Contract                                13

2. Annuity Payments (The Payout Phase)                           14

     Income Date                                                 14
     Annuity Payments                                            14
     Partial Annuitization                                       14
     Annuity Options                                             15
     Guaranteed Minimum Income
         Benefits (GMIBs) Annuity
         Income Protection                                       16
     Traditional GMIB                                            17
     Enhanced GMIB                                               17
     GMIB Examples                                               19
     Amount Used to Calculate
         GMIB - Annuity Payments                                 21
        NY PRIME Benefit                                         21

3. Purchase                                                      21

     Purchase Payments                                           21
     Automatic Investment Plan (AIP)                             22
     Allocation of Purchase Payments                             22
     Tax-Free Section 1035 Exchanges                             22
     Faxed Applications                                          22
     Free Look/Right to Examine                                  23
     Accumulation Units/Computing the Contract Value             23

4.   Investment Options                                          24
      Substitution and Limitation on
         Further Investments                                     30
     Transfers                                                   30
         Telephone and Electronic Transfers                      31
     Excessive Trading and Market Timing                         31
     Dollar Cost Averaging (DCA) Program                         33
     Flexible Rebalancing                                        33
     Financial Advisers -
         Asset Allocation Programs                               34
     Voting Privileges                                           34

5. Our General Account                                           34

6. Expenses                                                      35
     Mortality and Expense Risk (M&E) Charges                    35
     Contract Maintenance Charge                                 35
     Withdrawal Charge                                           35
         Reduction or Elimination of the
           Withdrawal Charge                                     35
       Transfer Fee                                              36
       Premium Taxes                                             37
     Income Taxes                                                37
     Investment Option Expenses                                  37

7. Taxes                                                         37
    Annuity Contracts in General                                 37
    Qualified Contracts                                          37
    Multiple Contracts                                           39
    Partial 1035 Exchanges                                       39
    Distributions -- Non-Qualified Contracts                     39
    Distributions -- Qualified Contracts                         40
     Assignments, Pledges and Gratuitous
       Transfers                                                 41
     Death Benefits                                              41
    Withholding                                                  41
    Federal Estate Taxes                                         41
    Generation-Skipping Transfer Tax                             42
    Foreign Tax Credits                                          42
    Annuity Purchases by Nonresident Aliens and
             Foreign Corporations                                42
    Possible Tax Law Changes                                     42
     Diversification                                             42

8. Access to Your Money                                          42

    Guaranteed Partial Withdrawal
         Benefits (GPWBs)                                        43
    Systematic Withdrawal Program                                45
    The Minimum Distribution Program
    and Required Minimum Distribution
       (RMD) Payments                                            45
    Suspension of Payments or Transfers                          46

9. Illustrations                                                 46

10. Death Benefit                                                46
     Death of the Contract Owner                                 47
     Death of the Annuitant                                      47
     Traditional Guaranteed Minimum
       Death Benefit (Traditional GMDB)                          48
     Enhanced Guaranteed Minimum
       Death Benefit (Enhanced GMDB)                             48
       Death Benefit Examples                                    49
     Death Benefit Payment Options                               49

11. Other Information                                            50
     Allianz Life of New York                                    50
     The Separate Account                                        50
     Distribution                                                50
     Additional Credits for Certain Groups                       52
     Administration/USAllianz Service Center                     52
     Financial Statements                                        52
12. Glossary                                                     53
13. Table of Contents of the Statement of
      Additional Information                                     55

14. Privacy Notice                                               56

Appendix A - Annual Operating Expenses For Each
         Investment Option                                       57
Appendix B - Condensed Financial Information                     60

SUMMARY
--------------------------------------------------------------------------------

The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.


THE VARIABLE ANNUITY CONTRACT: The annuity Contract offered by Allianz Life of New York provides a means for investing on a tax-deferred basis. The Contract is intended for retirement savings or other long-term investment purposes. You can purchase the Contract as a Non-Qualified Contract or as a Qualified Contract. The Contract provides several different Annuity Options that you can choose from. The Contract permits you to select up to 15 of the available Investment Options


You may be able to select from one of two death benefits, subject to certain age restrictions. Under the Traditional Guaranteed Minimum Death Benefit (GMDB), we base the death benefit on the greater of:

o    Contract Value, or

o the Traditional GMDB value, which is total Purchase Payments adjusted for partial withdrawals.


If all Owners are age 76 or younger on the Issue Date, you may instead select the Enhanced GMDB for an additional mortality and expense risk (M&E) charge. Under the Enhanced GMDB, we base the death benefit on the greater of:


o    Contract Value, or

o the Enhanced GMDB value, which is the Maximum Anniversary Value (MAV) prior to any Owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments.


The death benefit provided by the Enhanced GMDB will never be less than the death benefit provided by the Traditional GMDB, however, it may be equal to the death benefit provided by the Traditional GMDB.


The Enhanced GMDB does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81. As a result, any Owner who is nearing age 65 should determine if purchasing a benefit for which there is an additional cost is appropriate for his/her situation.

You can only select one death benefit at Contract issue and once you select a death benefit you cannot change or cancel it. The death benefits are described in more detail in section 10, Death Benefit.


At Contract issue you have a choice of two optional  Guaranteed Benefit Packages
(GBPs). Both GBPs carry an additional M&E charge. The Enhanced GBP is available only if all Owners are age 76 or younger on the Issue Date.


The Traditional GBP consists of:

o    the Traditional Guaranteed Minimum Income Benefit (GMIB), and

o    the Traditional Guaranteed Partial Withdrawal Benefit (GPWB).

The Enhanced GBP consists of:

o    the Enhanced GMIB, and

o    the Enhanced GPWB.


The GPWBs are not available separately from the GMIBs.

The GMIBs guarantee a minimum level of income through Annuity Payments based on your GMIB value after the tenth Contract Year. The GPWBs provide income through scheduled annual partial withdrawals based on your GPWB value after the tenth Contract Year. Payments you receive under the GPWB will be treated as a withdrawal for tax purposes, and if you are younger than age 59 1/2 when you exercise the GPWB, the payments may also be subject to a 10% tax penalty.

Prior to the exercise of the GPWB, your GPWB value is equal to your GMIB value. The Traditional GMIB/GPWB value is equal to your total Purchase Payments adjusted for partial withdrawals. The Enhanced GMIB/GPWB value is equal to either:

o the Annual Increase Amount prior to any Owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments; or

o the MAV prior to any Owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments.


The Enhanced GMIB/GPWB value will never be less than the Traditional GMIB/GPWB value, however, it may be equal to the Traditional GMIB/GPWB value.

We calculate the Annual Increase Amount two ways. We increase your total Purchase Payments adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 5%. You may be able to select whether your Enhanced GMIB/GPWB value is equal to the MAV, 3% Annual Increase Amount or 5% Annual Increase Amount depending on their values.

If you exercise the GMIB, the GMDB and GPWB endorsements will terminate, and if you have the Enhanced GMDB we will no longer assess the M&E charge. If you exercise your GPWB your GMIB endorsement will terminate However, if you exercise the GPWB you can elect to stop receiving GPWB payments and instead receive Annuity Payments based on your remaining Contract Value or your remaining GPWB value; or a lump sum payment of your remaining Contract Value. If you elect to receive Annuity Payments based on your remaining Contract Value, the GPWB endorsement will terminate and the M&E charge will decrease to 1.75% for variable payouts. For fixed payouts we will no longer assess the M&E charge. If you elect to receive Annuity Payment based on your remaining GPWB value, we will no longer assess the M&E charge.

In addition, if you elect to receive GPWB payments:

o    we will no longer accept Purchase Payments;

o the systematic withdrawal program and minimum distribution programs will not be available to you;

o your guaranteed values provided by the GPWB and GMDB stop increasing, but these guaranteed values will decrease with each GPWB payment and any additional withdrawals you may make;

o    the Contract Value will also decrease with each GPWB payment; and

o the additional M&E charges for the GBP and Enhanced GMDB will continue until your applicable endorsement terminate.

The benefit values provided by the Enhanced GMIB/GPWB are limited after age 81. If you are age 71 or older when you elect these benefits you may not receive the maximum potential benefit. As a result, any Contract Owner who is nearing age 65 should determine if purchasing a benefit for which there is an additional cost is appropriate for their situation. You must also hold your Contract for ten complete Contract Years before you can exercise either a GMIB or a GPWB. A GMIB/GPWB may not be appropriate for you if you intend to hold your Contract for less than ten years.

The GMIBs/GPWBs may also have limited usefulness if you purchase a Qualified Contract that is subject to a required minimum distribution (RMD). For additional information, please see section 8, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.

You can only select one GBP and once you select a GBP you cannot change or cancel it. For more details on the GMIBs, please see section 2, Annuity Payments (the Payout Phase). For more details on the GPWBs, please see section 8, Access to Your Money. The GBP may be referred to as the " NY PRIME Benefit" in some instances. The PRIME benefit is subject to the claims paying ability of Allianz Life of New York.

The Contract may be used as part of an asset allocation program offered by brokerage firms or their associated investment advisory firms. There may be fees and charges assessed by these firms for these programs. These fees and charges would be in addition to the charges and other deductions we describe elsewhere in this prospectus. Any withdrawals made to pay these fees and charges are considered withdrawals under your Contract. Your registered representative will be able to describe the fees assessed in connection with any such programs. We do not sponsor these programs, or profit from these programs, or set the fees for the programs, or assume any responsibility for the programs. For more information see section 4, Investment Options - Financial Advisers - Asset Allocation Programs.

We currently do not permit Contract Owners to borrow money from us using the Contract as security for the loan.


ANNUITY PAYMENTS: The Income Date is the date the Payee begins receiving Annuity Payments. Subject to certain restrictions, you can elect to have us make Annuity Payments made as a variable payout, a fixed payout, or a combination of both under a variety of Annuity Options. If you choose to have us make any part of the Annuity Payments as a variable payout, the dollar amount of the payments will go up or down based on the performance of your selected Investment Options. For more information, please see section 2, Annuity Payments (The Payout Phase).

PURCHASE: You can buy the Contract with $25,000 or more if all Owners and the Annuitant are age 80 or younger on the Issue Date. You can make additional Purchase Payments of $250 or more (or as low as $100 or more if you select our automatic investment plan) during the Accumulation Phase until you exercise the GPWB (if applicable). You cannot make additional Purchase Payments after you exercise the GPWB or after the Income Date. The maximum cumulative Purchase Payments we will accept without prior approval is $1 million (including amounts already invested in other Allianz Life of New York variable annuities). Your registered representative can help you complete the appropriate forms. For more information, see section 3, Purchase.

INVESTMENT OPTIONS: You can allocate Purchase Payments to the Investment Options available under the Contract. The principal value and investment returns on the variable Investment Options fluctuate and are not guaranteed and you can lose money. You can make transfers between the Investment Options as permitted. For more information see section 4, Investment Options.

EXPENSES: The Contract has insurance features and investment features, and there are costs related to each. For more information please see the Fee Tables and section 6, Expenses.

Each year, we deduct a $30 contract maintenance charge from the Contract during both the Accumulation and Payout Phases. We currently waive this charge if the Contract Value is at least $75,000 at the time we are to deduct the charge.

We deduct a mortality and expense risk charge (M&E charge) from the assets in the Separate Account. The M&E charge varies during the Accumulation Phase depending upon the benefit options that apply (see below). We calculate the M&E charge as a percentage of the average daily assets invested in a subaccount on an annual basis.

                                          M&E Charges
                          ---------------------------------------------
                                          Traditional      Enhanced
                             No GBP           GBP            GBP
  Traditional GMDB            1.75%          1.95%          2.45%
  Enhanced GMDB               1.95%          2.10%          2.60%

If you exercise the GPWB, the increased expenses associated with the GBPs will continue until the GPWB endorsement terminates and the increased expenses associated with the Enhanced GMDB will continue as long as the Enhanced GMDB value is greater than zero.

During the Payout Phase, if you elect variable Annuity Payments, the M&E charge is 1.75% of the average daily assets invested in a subaccount on an annual basis, regardless of the benefit options that apply. This expense is equal to the lowest charge because we do not pay a death benefit separate from the benefits provided by the Annuity Option if the Annuitant dies during the Payout Phase.

If you take money out of the Contract during the Accumulation Phase we may assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge starts at 8% in the first year after we received the payment and declines to 0% after we have had your Purchase Payment for two complete years.

You can make 12 free transfers each Contract Year. After that, we deduct a fee of $25 for each additional transfer. Currently we only deduct the transfer fee during the Accumulation Phase, but we reserve the right to also deduct this fee during the Payout Phase.


Each Investment Option deducts management fees and expenses from the amounts you have in the Investment Options. Some Investment Options also deduct Rule 12b-1 fees from Investment Option assets. For 2004, these expenses and fees, including Rule 12b-1 fees, ranged, on an annual basis, from 0.51% to 1.79% of an Investment Option's average daily net assets before expense reimbursements and fee waivers. The USAZ FusionPortfolios, which are structured as a "fund of funds," have fees at each fund level. Initially, the USAZ FusionPortfolios assess advisory fees and other expenses. In addition, the funds underlying the USAZ FusionPortfolios also deduct management fees and expenses and may also pay 12b-1 fees to the distributor of the Contract for distribution and/or administrative services. However, they do not pay 12b-1 fees to the USAZ FusionPortfolios, and the USAZ FusionPortfolios do not assess 12b-1 fees. For more information regarding the fees and charges of the USAZ FusionPortfoilios, pleae see the table of annual operating expenses for each Investment Option that appears in Appendix A of this prospectus.


We will pay sales  commissions to broker/dealers  who sell the Contracts.  For a
discussion  of  these   arrangements   see  section  11,  Other   Information  -
Distribution.


TAXES: Your earnings are generally not taxed until you take them out. For tax purposes, if you make a withdrawal during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty. During the Payout Phase, if you apply all of your Contract Value to Annuity Payments under a Non-Qualified Contract, a portion of each Annuity Payment may be treated as a partial return of the Purchase Payment(s) and will not be taxed. The remaining portion of the Annuity Payments will be treated as ordinary income. Annuity Payments from Qualified Contracts may be treated as fully taxable income. Death benefits are taxable to the Beneficiary and may be subject to estate taxes. Other tax rules and limitations may apply to Qualified Contracts. For more information, please see section 7, Taxes.


ACCESS TO YOUR MONEY: You can take money out of your Contract during the Accumulation Phase. Withdrawals during the Accumulation Phase may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out (see section 7,Taxes for more information on the tax implications of withdrawals). The IRS may apply limits on withdrawals under certain Qualified Contracts. For more information, also see section 8, Access to Your Money.

DEATH BENEFIT: If you die during the Accumulation Phase, the person or entity you have chosen as a Beneficiary will receive a death benefit. The amount of the death benefit proceeds depends on which death benefit option applies to your Contract. For more information, please see section 10, Death Benefit.

FREE LOOK/RIGHT TO EXAMINE: If you change your mind about owning the Contract you can cancel it within ten days after receiving it. However, this time frame may be extended depending on the source of the funds and/or qualification type of your Contract. We will pay you the Contract Value on the day we receive your request to cancel the Contract at our Service Center. This may be more or less than your original Purchase Payment. If you have purchased the Contract as an IRA, you can cancel it within seven days after receiving it and we will refund the Purchase Payment. The free look provision under the Contract is also called the right to examine. For more information, please see section 3, Purchase - Free Look/Right to Examine.


PRIVACY POLICY: We place a high priority on maintaining your trust and confidence. A notice of the privacy policy followed by Allianz Life of New York and its affiliated companies is provided in this prospectus to enhance your understanding of how we protect your privacy when we collect and use information about you, and the steps we take to safeguard that information. For more information, please see the Privacy Notice that appears in section 14 of this prospectus.

INQUIRIES: If you have any questions about your Contract or need more information, please contact our Service Center at the phone number or address listed at the back of this prospectus.

FEE TABLES
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when purchasing, owning and making a full withdrawal from the Contract. The first tables describe the fees and expenses that you will pay if you make a withdrawal from the Contract during the Accumulation Phase or if you make transfers. Taxes, including deductions we make for state premium taxes, also may apply although they do not appear in these tables. For more information see section 6, Expenses.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge - during the Accumulation Phase (as a percentage of each Purchase Payment withdrawn).

                           Number of Complete Years
                      Since Receipt of Purchase Payment         Charge
                      ---------------------------------         ------
                                     0                            8%
                                     1                            7%
                                2 years or more                   0%

Transfer  Fee*  ...................................  First  12  transfers  in  a
Contract Year are free. Thereafter, the fee is $25.


*We reserve the right to restrict the number of transfers to 12 transfers per Contract Year. Dollar cost averaging and flexible rebalancing transfers do not count against the free transfers we allow. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to also deduct this charge during the Payout Phase. For more information, please see section 6, Expenses -Transfer Fee.


CONTRACT OWNER PERIODIC EXPENSES

The next table describes the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses.

During the Accumulation Phase:

Contract Maintenance Charge**........................ $30 per Contract per year.

Separate Account Annual Expenses

         Mortality and Expense Risk (M&E) Charges

(as a percentage of average daily assets invested in a subaccount on an annual basis)

                            Traditional Enhanced GBP
                                     No GBP           GBP
         Traditional GMDB            1.75%           1.95%          2.45%
         Enhanced GMDB               1.95%           2.10%          2.60%

The Traditional GBP consists of:

o        The Traditional Guaranteed Minimum Income Benefit (GMIB), and
o        The Traditional Guaranteed Partial Withdrawal Benefit (GPWB).

The Enhanced GBP consists of:

o        The Enhanced GMIB, and
o        The Enhanced GPWB.

If you exercise the GPWB, the increased M&E charges associated with the GBP will continue until the GPWB endorsement terminates and the increased M&E charges associated with the Enhanced GMDB will continue as long as the Enhanced GMDB value is greater than zero.

During the Payout Phase:

Contract Maintenance Charge** ....................... $30 per Contract per year.
Separate Account Annual Expenses - if you elect variable Annuity Payments

M&E Charge (as a percentage of average daily assets invested in a subaccount on an annual basis)...1.75%

**We waive this charge if the Contract Value is at least $75,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $75,000, we waive the charge on all your Contracts. For more information, please see section 6, Expenses - Contract Maintenance Charge.


ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS

This table  describes the total annual  operating  expenses  associated with the
Investment  Options and shows the minimum and maximum expenses charged by any of
the   Investment   Options  before  the  effect  of  any   contractual   expense
reimbursement  or fee waiver.  These  expenses are deducted from the  Investment
Options'  assets.  These expenses will reduce the  performance of the Investment
Options and,  therefore,  will  negatively  affect your  Contract  Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death  benefit  proceeds.  We show the expenses as a percentage of an
Investment  Option's average daily net assets for the most recent calendar year.
The investment  advisers for the Investment Options provided the fee and expense information  and we did not  independently  verify it. Please see the Investment
Options'  prospectuses for more  information  regarding the fees and expenses of the Investment Options.

                                                                                    Minimum      Maximum


Total annual Investment Option operating expenses*  (including  management fees, distribution or 12b-1 fees, and other  expenses)  before fee waivers and expense reimbursements
                                                                                     0.51%        1.79%



* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option.

Appendix A contains more details regarding the annual operating expenses for each of the variable Investment Options, including the amount and effect of any waivers and/or reimbursements.

EXAMPLES
--------------------------------------------------------------------------------
The expenses for your Contract may be different than those shown in the following examples depending upon which benefits, or combination of benefits, if any, that apply.

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the following examples as a representation of past or future expenses. Actual expenses may be greater or less than those shown.


The $30 contract maintenance charge is included in the examples as a charge of 0.075% of the average daily assets invested in a subaccount for the most recent calendar year based on the total charges collected under the Contract divided by the total average net assets for the Contract. Please note that this is an average and some Contracts Owners may pay more or less than the average.


Deductions we make for premium taxes may apply but are not reflected in these examples. For additional information, see section 6, Expenses.

If you make a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay the following expenses for Contracts with:

a) the Enhanced GMDB and the Enhanced GPWB (which includes the Enhanced GMIB and Enhanced GPWB and carries the highest M&E charge of 2.60%).

b) the Traditional GMDB and no GBP (which carries the lowest M&E charge of 1.75%).


Total annual Investment Option operating expenses before any fee waivers     1 Year             3 Years       5 Years      10 Years
or expense reimbursements of...
---------------------------------------------------------------------------- ------------------ ------------- ------------ ---------
1.79% (the maximum)                                                          a) $1,248          a) $1,352     a) $2,266    a) $4,601
                                                                             b) $1,164          b) $1,108     b) $1,873    b) $3,884
---------------------------------------------------------------------------- ------------------ ------------- ------------ ---------
0.51% (the minimum)                                                          a) $1,121          a) $982       a) $1,668    a) $3,495
                                                                             b) $1,037          b) $729       b) $1,247    b) $2,670
---------------------------------------------------------------------------- ------------------ ------------- ------------ ---------



You may pay the following expenses on a $10,000 investment, assuming a 5% annual return on your money if you did not make a full withdrawal or if you annuitized the Contract* at the end of each time period for Contracts with:

a) the Enhanced GMDB and the Enhanced GPWB (which includes the Enhanced GMIB and Enhanced GPWB and carries the highest M&E charge of 2.60%).

b) the Traditional GMDB and no GBP (which carries the lowest M&E charge of 1.75%).


Total annual Investment Option operating expenses before any fee waivers     1 Year             3 Years       5 Years      10 Years
or expense reimbursements of...
------------------------------------------------------ ------------------ ------------- ------------ ------------------------------
1.79% (the maximum)                                                          a) $448            a) $1,352     a) $2,266    a) $4,601
                                                                             b) $364            b) $1,108     b) $1,873    b) $3,884
---------------------------------------------------------------------------- ------------------ ------------- ------------ ---------
0.51% (the minimum)                                                          a) $321            a) $982       a) $1,668    a) $3,495
                                                                             b) $237            b) $729       b) $1,247    b) $2,670
---------------------------------------------------------------------------- ------------------ ------------- ------------ ---------


See Appendix B for condensed financial information regarding the Accumulation Unit values.

* Your Income Date must be at least 13 months after your Issue Date.

1.THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------
An annuity is a contract between you as the Contract Owner and an insurance company (in this case Allianz Life of New York), where the insurance company promises to pay the Payee (you or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date (the Income Date) that is at least 13 months after your Issue Date. Your Contract is in the Accumulation Phase until Annuity Payments begin, at which point your Contract switches to the Payout Phase.

The Contract benefits from tax deferral. Tax deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules, and you do not receive any additional tax benefit by purchasing the Contract, although it may offer other features that meet your needs.

The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of the variable Annuity Payments we make during the Payout Phase depend in large part upon the investment performance of the Investment Option(s) you select. You may not invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options.

We will not make any changes to your Contract without your permission except as may be required by law.

OWNERSHIP

Contract Owner. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is designated at Contract issue. You may change Contract Owners at any time subject to our approval. However, there may be IRS or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

Joint Owner. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will become the primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for a Contract Owner.


Annuitant. The Annuitant is the individual on whose life we base Annuity Payments. You name an Annuitant (and any joint Annuitant) subject to our approval. Subject to our approval, you may change the Annuitant(s) at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual. For Qualified Contracts the Annuitant must be the Contract Owner unless the Contract is owned by a qualified plan or is part of a custodial arrangement. If you take a partial annuitization, the Annuitant must be the Contract Owner. We do not allow you to appoint joint Annuitants for partial annuitizations.

Payee. The Payee is the person or entity you designate to receive Annuity Payments during the Payout Phase and the Contract Owner will receive tax reporting on these payments. You name the Payee subject to our approval. An Owner or Annuitant can be the Payee but it is not required under the Contract. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Contract Owner. The Contract Owner can change the Payee at any time.


Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. You name the Beneficiary at Contract issue. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not name a Beneficiary, any death benefit will be paid to your estate.


Assignment of a Contract. An authorized request specifying the terms of an assignment of a Contract must be provided to the Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

2.ANNUITY PAYMENTS
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------
INCOME DATE

You can annuitize your Contract and the Payee will receive regular periodic income payments (Annuity Payments) under your Contract. Your Income Date is the date Annuity Payments will begin.


Your Income Date is specified in your Contract as the latest date allowed for your Contract, which is the first day of the calendar month following the Annuitant's 90th birthday. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least 13 months after the Issue Date. The Income Date will never be later than what is permitted under applicable law. To receive the annuity income protection of the Guaranteed Minimum Income Benefit your Income Date must be within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary (and certain other conditions must also be met).


ANNUITY PAYMENTS

You can elect to have us make Annuity Payments under Annuity Options 1-5 as:

o    a variable payout,

o    a fixed payout, or

o    a combination of both.


Annuity Option 6 is only available if you select an optional Guaranteed Benefit Package and elect to have us make fixed GMIB

o    Annuity Payments based on either the Traditional or Enhanced GMIB value; or

o if you exercise the GPWB and elect to stop GPWB payments and instead have us make fixed Annuity Payments based on your remaining Traditional or Enhanced GPWB value.


Under a fixed payout, all of the Annuity Payments will be the same dollar amount (or equal installments) except as provided for under Annuity Option 3. If you choose a variable payout, you can select up to 15 of the available Investment Options. If you do not tell us otherwise, we will base the Annuity Payments on the Investment Option allocations that were in place on the Income Date. We will not allow you to apply amounts of less than $2,000 to an Annuity Option. If your Contract Value less any deduction we make for premium tax is less than $2,000 on the Income Date, we will pay that amount to you. We may change the frequency of your Annuity Payments if the amount of the payment is less than $20. Guaranteed fixed Annuity Payments are generally based on the interest rate and mortality table specified in your Contract.

If you choose to have any portion of the Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the Annuity Payments will depend upon the following factors:


o the Contract Value (less any deductions we make for premium tax) on the Income Date,

o    the age of the Annuitant and any joint Annuitant on the Income Date,

o    the Annuity Option you select,

o the assumed investment return (AIR) and the mortality table specified in the Contract, and

o    the future performance of the Investment Option(s) you select.


You can choose an AIR of either 3% or 4.5%. Using a higher AIR will result in a higher initial Annuity Payment but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual investment performance of your Investment Options exceeds the AIR, the variable Annuity Payments will increase. Similarly, if the actual performance is less than the AIR, the variable Annuity Payments will decrease.


The Payee will receive the Annuity Payments. You will receive tax reporting on those payments. We may require proof of the Annuitant's age before making any life contingent Annuity Payment. If the age or sex of the Annuitant are misstated, the amount payable will be the amount that would have been provided at the true age or sex.


PARTIAL ANNUITIZATION


We currently allow you to apply a portion of your Contract Value (and not the entire Contract Value) to Annuity Payments, according to the applicable annuitization rules. This is referred to as a partial annuitization. A partial annuitization will decrease the amounts available for withdrawal, payment of death benefits and any additional Annuity Payments.

Amounts you apply to a partial annuitization and Annuity Payments we make under a partial annuitization are not subject to the withdrawal charge. However, Annuity Payments we make under a partial annuitization will be treated as a partial withdrawal for tax purposes. This means that any gains in the entire Contract will be considered to be distributed before Purchase Payments. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified Contracts, the entire Annuity Payment we make under a partial annuitization will most likely be subject to ordinary income taxes. In addition, if you are younger than age 59 1/2, Annuity Payments under a Partial Annuitization may also be subject to a 10% penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. You should consult a tax adviser before requesting a partial annuitization. We may make deductions for premium taxes from partially annuitized amounts. We do not currently restrict the number of partial annuitizations for a Contract, but we reserve the right to do so.


ANNUITY OPTIONS

You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Prior to the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. You cannot change the Annuity Option after the Income Date. If you do not choose an Annuity Option prior to the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2 with ten years of guaranteed monthly payments.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you have us make Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

Option 1. Life Annuity. We will make monthly Annuity Payments during the life of the Annuitant, ceasing with the last Annuity Payment due prior to the Annuitant's death.


Option 2. Life Annuity with Monthly Payments Over 5, 10, 15 or 20 Years Guaranteed. This Annuity Option is only available for variable payouts under a partial annuitization. Fixed payouts are not available under this Annuity Option for partial annuitizations. Under this Annuity Option, we will make monthly Annuity Payments during the life of the Annuitant. Under a full annuitization, if the Annuitant dies before the end of the selected guarantee period, we will continue to make Annuity Payments to the Payee for the rest of the guarantee period. Alternatively, the Contract Owner may elect to receive a lump sum payment Under a partial annuitization, if the Annuitant dies before the end of the selected guarantee period, we will make a lump sum payment to the Contract Owner (or their Beneficiary if the Annuitant was the Contract Owner). The lump sum payment is equal to the present value of the remaining guaranteed monthly Annuity Payments, as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump sum payment is not available under a fixed payout. Proof of the Annuitant's death and return of the Contract are required prior to the payment of any lump sum. There are no additional costs associated with a lump sum payment.

Option 3. Joint and Last Survivor Annuity. This Annuity Option is not available to you under a partial annuitization. Under this option we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant at a level of 100%, 75% or 50% of the previous level, as selected by the Contract Owner. Monthly Annuity Payments cease with the final Annuity Payment due prior to the last surviving joint Annuitant's death.

Option 4. Joint and Last Survivor Annuity with Monthly Payments Over 5, 10, 15 or 20 Years Guaranteed. This Annuity Option is not available to you under a partial annuitization. Under this option we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if the last joint Annuitant dies before the end of the selected guarantee period, we will continue to make
Annuity Payments to the Payee for the rest of the guarantee period. Alternatively, the Contract Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed monthly Annuity Payments, as of the date we receive proof of the last survivor's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump sum payment is not available under a fixed payout. Proof of death of both joint Annuitants and return of the Contract are required prior to the payment of any lump sum. There are no additional costs associated with a lump sum payment.


Option 5. Refund Life Annuity. We will make monthly Annuity Payments during the lifetime of the Annuitant ceasing with the last Annuity Payment due prior to the Annuitant's death. After the Annuitant's death, the Payee may receive a refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For a variable payout, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula:

(1) x {[(2) x (3) x (4)/(5)] - [(4) x (6)]}

where: (1)= Annuity  Unit value of the  subaccount  for that  given  Investment
            Option when due proof of the Annuitant's death is received at the Service Center.
       (2)= The amount applied to variable Annuity Payments on the Income Date.
       (3)= Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at the Service Center.
       (4)= The number of Annuity Units used in determining each Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at the Service Center.
       (5)= Dollar value of first Annuity Payment.
       (6)= Number of Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in-force at the time due proof of the Annuitant's death is received at the Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.


Option 6. Specified Period Certain Annuity. This Annuity Option is not available to you under a partial annuitization. This option is only available if you select an optional Guaranteed Benefit Package and elect to receive fixed GMIB Annuity Payments based on either the Traditional or Enhanced GMIB value, or if you exercise the GPWB and elect to stop GPWB payments and instead receive fixed Annuity Payments based on your remaining Traditional or Enhanced GPWB value. Under This Annuity Option we will make monthly Annuity Payments for a specified period of time. You select the specified period certain and it must be a whole number of years from ten to 30. If the last Annuitant dies before the end of the specified period certain, we will continue to make Annuity Payments to the Payee for the rest of the specified period certain.


GUARANTEED MINIMUM INCOME BENEFITS (GMIBs) -- ANNUITY INCOME PROTECTION

The GMIBs are only available as part of the optional Guaranteed Benefit Packages
(GBPs).

The Traditional GBP consists of:

o    the Traditional GMIB, and

o    the Traditional Guaranteed Partial Withdrawal Benefit (GPWB).

The Enhanced GBP consists of:

o    the Enhanced GMIB, and

o    the Enhanced GPWB.

The GPWBs are not available separately from the GMIBs.


The GBPs carry an additional mortality and expense risk (M&E) charge. The Enhanced GBP is only available if all Owners are age 76 or younger on the Issue Date.

You can select a GBP on your application. You can only select one GBP and once you select a GBP you cannot change or cancel it.

The GBPs may be referred to as the "NY PRIME Benefit" in some instances. The PRIME benefit is subject to the claims paying ability of Allianz Life of New York.


The Enhanced GBP may not be appropriate for Owners who are nearing age 65 because the benefit values provided by the Enhanced GBP are limited after age 81.

You must hold your Contract for ten complete Contract Years before you can exercise a GMIB. A GMIB may not be appropriate for you if you intend to hold your Contract for less than ten years. The GMIBs do not create Contract Value or guarantee the performance of any Investment Option. If you exercise the GMIB, the GMDB and GPWB endorsements will terminate, and we will no longer assess the M&E.

Be sure to discuss with your registered representative whether or not a GBP is appropriate for your situation. Please refer to the applicable endorsements to your Contract for the specific terms and conditions of the GMIBs.

The GMIBs provide guaranteed minimum Annuity Payments to the Payee during the Payout Phase. The annuity income protection provided by the GMIBs will apply only under the following circumstances:

o your Income Date must be within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary;

o GMIB Annuity Payments can only be made as fixed payments, regardless of the Annuity Option you select;

o if the Annuity Option you select involves a guarantee period, the duration of the guarantee period must be at least ten years;

o if you select Annuity Option 6, we will base the GMIB Annuity Payments on an interest rate of 1% per year; and o if you elect to have us make GMIB Annuity Payments based on the 5% Annual Increase Amount, your available Annuity Options are restricted to Annuity Options 2 or 4. Under the 5% Annual Increase Amount, we will base GMIB Annuity Payments on an interest rate of 1% per year, and the mortality table specified in your endorsement.

The GMIBs guarantee that the GMIB Annuity Payments will be equal to the guaranteed fixed payout rates applied to the applicable GMIB value. We will use current fixed payout rates applied to the Contract Value (less any deduction we make for premium tax) to calculate Annuity Payments if that produces a greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Annuity Payments you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB option.

You can always annuitize your Contract Value 13 months or more after the Issue Date under a fixed and/or variable Annuity Option. However, if you do, you cannot use the GMIB value.

If Joint Owners are named, we will use the age of the older Joint Owner to determine the GMIB value. If the Contract is owned by a non-individual (for example, a qualified plan or trust) we will use the Annuitant's age to determine the GMIB value for all currently offered Contracts.

TRADITIONAL GMIB

The Traditional GMIB value before the date of your death or exercise of the GPWB (if applicable) is equal to:

o    your total Purchase Payments

o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made.

ENHANCED GMIB

The Enhanced GMIB value before the date of your death or exercise of the GPWB (if applicable) is equal to either:

o    the Annual Increase Amount; or

o    the Maximum Anniversary Value (MAV).

We calculate the Annual Increase Amount two ways. We increase your total Purchase Payments adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 5%. If the MAV is greater than both Annual Increase Amounts, the Enhanced GMIB value is equal to the MAV. If the 3% Annual Increase Amount is greater than the MAV, you may be able to decide whether to set the Enhanced GMIB value equal to the 3% Annual Increase Amount or the 5% Annual Increase Amount. If only the 5% Annual Increase Amount is greater than the MAV, you may be able to decide whether to set the Enhanced GMIB value equal to the 5% Annual Increase Amount or the MAV.

The 5% Annual Increase Amount may be more limited than the 3% Annual Increase Amount because:

o the maximum limit is potentially less because the 5% Annual Increase Amount is limited to Purchase Payments made in the first five Contract Years;

o    the guaranteed fixed payout rates for GMIB Annuity Payments are lower; and

o    there are fewer available Annuity Options.


The Enhanced GMIB value will never be less than the Traditional GMIB value, however, it may be equal to the Traditional GMIB value.



The Annual Increase Amount. If the Enhanced GMIB endorsement was effective on the Issue Date, each Annual Increase Amount is initially equal to your initial Purchase Payment. If the Enhanced GMIB endorsement was effective after the Issue Date, each Annual Increase Amount is initially equal to the Contract Value on the endorsement effective date.


On each Business Day other than a Contract Anniversary, each Annual Increase Amount is equal to:

o    its value on the immediately preceding Business Day,

o    plus any additional Purchase Payments received that day, and

o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) that day.

On every Contract Anniversary prior to your 81st birthday, each Annual Increase Amount is equal to:

o its value on the immediately preceding Business Day increased by 3% for Contracts with the 3% Annual Increase Amount; and

o its value on the immediately preceding Business Day increased by 5% for Contracts with the 5% Annual Increase Amount.

We then add to each of these Annual Increase Amounts any additional Purchase Payments received that day, and reduce each of them proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) that day.

Beginning with the Contract Anniversary that occurs on or after your 81st birthday, we calculate each Annual Increase Amount in the same way that we do on any Business Day other than a Contract Anniversary.

We limit the 3% Annual Increase Amount to a maximum of 1.5 times your total Purchase Payments reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made.

We limit  the 5%  Annual  Increase  Amount  to a  maximum  of 2 times  the total
Purchase Payments you made in the first five Contract Years reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made.

The Annual Increase Amounts stop increasing on the date that you exercise the GPWB (if applicable).


The Maximum Anniversary Value (MAV). If the Enhanced GMIB endorsement was effective on the Issue Date, the MAV is initially equal to your initial Purchase Payment. If the Enhanced GMIB endorsement was effective after the Issue Date, the MAV is initially equal to the Contract Value on the endorsement effective date.


On each Business Day other than a Contract Anniversary, the MAV is equal to:

o    its value on the immediately preceding Business Day,

o    plus any additional Purchase Payments received that day, and

o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) that day.

On every Contract Anniversary prior to your 81st birthday, the MAV is equal to:

o the highest Contract Value that occurred on the Issue Date or any Contract Anniversary,

o plus subsequent additional Purchase Payments you made since that Contract Anniversary or Issue Date, and

o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made since that Contract Anniversary or Issue Date.

Beginning with the Contract Anniversary that occurs on or after your 81st birthday, we calculate the MAV in the same way that we do on any Business Day other than a Contract Anniversary.

The MAV stops increasing on the date that you exercise the GPWB (if applicable).


Any withdrawals you take may reduce the GMIB values by an amount that is greater or less than the withdrawal amount. If the Contract Value at the time of withdrawal is greater than the GMIB value, we will deduct less than the withdrawal amount from the GMIB value. If the Contract Value at the time of withdrawal is less than the GMIB value, we will deduct more than the withdrawal amount from the GMIB value.

If you exercise the GPWB, your GMIB endorsement will terminate. Your GPWB value on the date you begin receiving GPWB payments is equal to the GMIB value on that date. Once you exercise the GPWB, the GPWB value will no longer increase, and:


o    it will decrease with each GPWB payment you receive; and

o it will decrease proportionately by the percentage of any Contract Value you withdraw (including any withdrawal charges) in addition to receiving a GPWB payment in a Contract Year.

If you exercise the GPWB, the increased M&E charge associated with the GBP will continue until the GPWB endorsement terminates.

If you exercise the GPWB, you can elect to stop receiving GPWB payments and instead receive:

o Annuity Payments based on your remaining Contract Value (less any deduction we make for premium tax),or

o    Annuity Payments based on your remaining GPWB value, or

o receive a lump sum payment of your remaining Contract Value (less any deduction we make for premium tax and withdrawal charges).

You can only elect to receive Annuity Payments based on your remaining GPWB value within 30 days after a Contract Anniversary and before we make the next GPWB payment to you. If you elect to receive these Annuity Payments, we will no longer assess the M&E charge. Annuity Payments based on the remaining GPWB value are subject to all the restrictions associated with GMIB Annuity Payments discussed previously in this section, such as payments can only be made on a fixed basis and the duration of any period certain Annuity Option must be ten years. You can elect to receive a lump sum payment or Annuity Payments based on your remaining Contract Value at any time. If you elect to receive Annuity Payments based on your remaining Contract Value, the GPWB endorsement will terminate and the M&E charge will decrease to 1.75% for variable payouts. For fixed payouts we will no longer assess the M&E charge.

If you do not elect to stop your GPWB payments and there is Contract Value remaining after we make the last GPWB payment, we will pay you the Contract Value if it is less than $2,000 (less any deduction we make for premium tax) and your Contract will terminate. However, if your remaining Contract Value after the last GPWB payment is at least $2,000 you can instead elect to:

o    continue the Contract, or

o annuitize the remaining Contract Value (less any deduction we make for premium tax).

If you elect to continue or annuitize the Contract, we will no longer assess the M&E charge associated with the GBP.

Your GMIB endorsement will terminate upon the earliest of:

o    Contract termination;

o    exercise of your entire benefit under the endorsement;

o    the GMIB value is zero or less;

o    the date GPWB payments begin; or

o the death of the Contract Owner, unless the spouse continues the Contract as the new Contract Owner.

GMIB EXAMPLES

o You purchase the Contract with an initial Purchase Payment of $100,000. You make no additional Purchase Payments.

o    The MAV on the ninth Contract Anniversary is $180,000.

You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value (prior to the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal.

o    You take no other partial withdrawals.

o    The Contract Value on the tenth Contract Anniversary is $140,000.

o You have not yet reached your 81st birthday as of the tenth Contract Anniversary.

NOTE: The M&E charges are higher for Contracts with the Enhanced GMIB than for Contracts with the Traditional GMIB. If the differences in these charges were reflected in the assumptions for these examples, the Contract Values would be lower for Contracts with the Enhanced GMIB than for Contracts with the Traditional GMIB.

Traditional GMIB Example:

         Total Purchase Payments:                                                       $100,000
         Reduced proportionately by the percentage of Contract Value
           withdrawn:   ($20,000 / $160,000) = 0.125 x $100,000 =                      -  12,500
                                                                                        ---------
         Traditional GMIB value as of the tenth Contract Anniversary:                   $ 87,500
                                                                                        ========

Enhanced GMIB Example:

On the tenth Contract Anniversary, the GMIB value is equal to 1, 2 or 3:

         1) The 3% Annual Increase Amount
               Initial Purchase Payment                                                 $100,000.00
               Increased by 3% on the first Contract Anniversary                        x      1.03
                                                                                        ------------
                                                                                        $103,000.00
               Increased by 3% on the second Contract Anniversary                       x       1.03
                                                                                        ------------
                                                                                        $106,090.00
               Increased by 3% on the third Contract Anniversary                        x      1.03
                                                                                        ------------
                                                                                        $109,272.70
               On the ninth Contract Anniversary the
                 Annual Increase Amount is                                              $130,477.32
               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $130,477.32 =              -  16,309.66
                                                                                        -------------
                                                                                        $114,167.65
               Increased by 3% on the tenth Contract Anniversary                        x       1.03
                                                                                        -------------
                                                                                        $117,592.68
               Verifying that the 3% Annual Increase Amount is within the maximum limit:
                   1.5 times Purchase Payments: 1.5 x $100,000 =                        $150,000
                   Reduced proportionately by the percentage of Contract Value
                     withdrawn:   ($20,000 / $160,000) = 0.125 x $150,000 =             -   18,750
                                                                                        ----------
                                                                                        $131,250
         2) The 5% Annual Increase Amount
               Initial Purchase Payment                                                 $100,000.00
               Increased by 5% on the first Contract Anniversary                        x     1.05
                                                                                        ------------
                                                                                        $105,000.00
               Increased by 5% on the second Contract Anniversary                       x      1.05
                                                                                        ------------
                                                                                        $110,250.00
               Increased by 5% on the third Contract Anniversary                        x      1.05
                                                                                        ------------
                                                                                        $115,762.90
               On the ninth Contract Anniversary the
                 5%  Annual Increase Amount is                                          $155,132.80
               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $155,132.80 =              -   19,391.60
                                                                                        -------------
                                                                                        $135,741.22
               Increased by 5% on the tenth Contract Anniversary                        x      1.05
                                                                                        -----------
                                                                                        $142,528.28
               Verifying that the 5% Annual Increase Amount is within the maximum limit:
                   2 times Purchase Payments made in the first
                     five Contract Years: 2 x $100,000 =                                 $200,000
                   Reduced proportionately by the percentage of Contract Value
                     withdrawn:   ($20,000 / $160,000) = 0.125 x $200,000 =             -   25,000
                                                                                        ----------
                                                                                        $175,000
         3) The MAV
               The MAV on the ninth Contract Anniversary                                $180,000
               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $180,000 =                 -  22,500
                                                                                        ---------
                                                                                         $157,500

The MAV is greater than both of the Annual Increase Amounts, therefore, the Enhanced GMIB value on the tenth Contract Anniversary is equal to $157,500.

AMOUNT USED TO CALCULATE GMIB ANNUITY PAYMENTS

While the 5% Annual Increase Amount may be larger than the 3% Annual Increase Amount and/or the MAV, it may produce a lower GMIB Annuity Payment because under the 5% Annual Increase Amount you have fewer available Annuity Options and the guaranteed fixed payout rates are lower.

If the GMIB Annuity Payment available under the 5% Annual Increase Amount would always be less than the GMIB Annuity Payment available under the 3% Annual Increase Amount or the MAV, we will base GMIB Annuity Payments on the amount that produces the largest payment. However, it is possible that the GMIB Annuity Payments under the 5% Annual Increase Amount may be more or less than the GMIB Annuity Payments available under the 3% Annual Increase Amount and/or the MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Annuity Payments and the Annuity Option that you feel is most appropriate.

There may also be situations where the GMIB value is greater than the Contract Value, but the GMIB Annuity Payments are less than fixed Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available. We will base your Annuity Payments on whichever amount (GMIB value or Contract Value) produces the greatest payment.

NEW YORK PRIME BENEFIT (PRIME BENEFIT)


The Guaranteed Benefit Packages (GBPs) may be referred to as the NY PRIME Benefit in some instances and is the combination of the GMIB and GPWB benefits. The GBPs are optional features that you can select at Contract issue for an additional M&E charge. You can only select one GBP and once you select a GBP you cannot change or cancel it.

The GMIBs guarantee a minimum level of income through Annuity Payments based on your GMIB value. The GPWBs provide an alternative means of accessing the GMIB value through scheduled annual partial withdrawals. You must hold your Contract for at least ten years before you can exercise a GMIB or a GPWB. For more information on the GMIBs and how the GMIB value is calculated see the previous discussion in this section. For more information on the GPWBs, see section 8, Access to Your Money - Guaranteed Partial Withdrawal Benefits (GPWBs). The PRIME Benefit is subject to the claims paying ability of Allianz Life of New York.


3.PURCHASE
--------------------------------------------------------------------------------
PURCHASE PAYMENTS

A Purchase Payment is the money you put into the Contract during the Accumulation Phase. The Purchase Payment requirements for this Contract are as follows:

o    the minimum initial payment we will accept is $25,000.

o you can make additional Purchase Payments of $250 or more (or as low as $100 if you have selected the automatic investment plan) during the Accumulation Phase until you exercise the GPWB (if applicable). You cannot make any additional Purchase Payments after you exercise the GPWB or after the Income Date.

o the maximum cumulative amount we will accept without prior approval is $1 million (including amounts already invested in other Allianz Life of New York variable annuities).


o If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment in order to comply with state and/or federal law. To purchase this Contract all Owners and the Annuitant must be age 80 or younger on the Issue Date.


This Contract is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

When available, the Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax related benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing a Qualified Contract, you should consider purchasing this Contract for its death benefit, annuity benefits, and other non-tax deferral benefits. Please consult a tax adviser for information specific to your circumstances to determine whether a Qualified Contract is an appropriate investment for you.

AUTOMATIC INVESTMENT PLAN (AIP)

The AIP is a program that allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. The Service Center must receive your form by the first of the month in order for AIP to begin that same month. Transfers and investments will take place on the 20th of the month, or the next Business Day if the 20th is not, a Business Day. The minimum investment that you can make by AIP is $100. You may stop or change AIP at any time. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. AIP is not available for Qualified Contracts that fund a tax-qualified plan under Sections 401or 403(b) of the Internal Revenue Code.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment to the Investment Options as you have selected. We ask that you allocate your money in either whole percentages or round dollars. Transfers do not change the allocation instructions for Purchase Payments. You can instruct us how to allocate additional amounts. If you do not instruct us, we will allocate them in the same way as your most recent Purchase Payment instructions to us. You may change the allocation of future Purchase Payments without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. A change will be effective for Purchase Payments received on or after we receive your notice or instructions. We do not currently accept future allocations instructions from you via email, website, or other electronic communications. This service may be available to you in the future.

We reserve the right to limit the number of Investment Options that you may invest in at one time. Currently you can select up to 15 Investment Options at any one time. We may change this in the future. However, we will always allow you to invest in at least five Investment Options.

Once we receive your initial Purchase Payment and the necessary information, we will issue your Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

TAX-FREE SECTION 1035 EXCHANGES

Subject to certain restrictions you can exchange all or a portion of one annuity contract for another or a life insurance policy for an annuity contract, in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

o    you might have to pay a  withdrawal  charge on your  previous  contract;

o    there will be a new withdrawal charge period for this Contract;

o    other charges under this Contract may be higher (or lower); and

o    the benefits may be different.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this one unless you determine that the exchange is in your best interest.

FAXED APPLICATIONS

We will accept Contract applications delivered in writing, as well as via fax. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system whether it is ours, yours, or your registered representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We do not currently accept applications delivered via email or, website. This may be available in the future.

FREE LOOK/RIGHT TO EXAMINE

If you change your mind about owning the Contract, you can cancel it within ten days after receiving it. However, this time frame may be extended depending on the source of the funds and/or qualification type of your Contract. When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive your Contract Value as of the day we receive your request. If you have purchased the Contract as an IRA you can cancel it within seven days after receiving it and we will refund the Purchase Payment. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment to the USAZ Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Options as you have selected on your application. The free look provision under the Contract is also called the right to examine.

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE

Your Contract Value in the subaccount will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also depend on the charges of the Contract. In order to keep track of your Contract Value in the Separate Account we use a measurement called an Accumulation Unit. If you select variable payouts during the Payout Phase of the Contract, we call this measurement an Annuity Unit.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment. The daily purchase price is normally determined as of 4:00 p.m. Eastern Time each Business Day, and any Purchase Payment received after 4:00 p.m. Eastern Time will receive the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit your Contract with by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:

o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount for the previous Business Day; and

o multiplying this result by one minus the amount of the M&E charge for the current Business Day and any charges for taxes.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate the Contract Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together.

Example: On Wednesday we receive an additional Purchase Payment of $3,000 from you before 4:00 p.m. Eastern Time. When the New York Stock Exchange closes on that Wednesday, we determine that the value of a subaccount Accumulation Unit based on an investment in the Investment Option you chose is $13.25. We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.41509 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received after 4:00 p.m. Eastern Time, it would have received the next Business Day's price.



4.INVESTMENT  OPTIONS
--------------------------------------------------------------------------------
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.


You should read the Investment Options' prospectuses carefully before investing. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. To obtain a current prospectus for any of the Investment Options call either your registered representative or us at the toll free phone number listed at the back of this prospectus. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option in Appendix A of this prospectus. For more information about share classes, see the Investment Options' prospectuses.

The investment objectives and policies of certain Investment Options may be similar to the investment objectives and policies of other portfolios that the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar Investment Options will be comparable even though the Investment Options have the same investment advisers and objectives.


The USAZ FusionPortfolios are offered by the USAllianz Variable Insurance Products Fund of Funds Trust. Each of the USAZ FusionPortfolios is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds. Upon receipt of regulatory approval, each USAZ FusionPortfolio may also be permitted to invest in unaffiliated underlying mutual funds and other types of investments.

The USAZ FusionPortfolios seek to achieve their investment objective through investment in a combination of underlying investments through an analysis that includes the implementation of a strategic asset allocation recommendation provided by Morningstar(R) Associates, LLC (Morningstar). Morningstar serves as a consultant to the manager, USAllianz Advisers, LLC, with respect to selecting the underlying investments and the asset allocations among the underlying funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contract for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the USAZ FusionPortfolios, and the USAZ FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the USAZ FusionPortfolios or their advisers may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option and the primary investments of each Investment Option.


                                                       INVESTMENT OPTIONS


---------------------------------------------- ------------------------------------ ---------------- -----------------------------

                                                       ASSET CATEGORIES
                                               ------------------------------------ ---------------- -----------------------------

Investment Management     Investment           SB S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option               ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                            ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
                                                                  l
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
AIM                     USAZ AIM Basic Value                             X          Long-term     At least 65% of total assets
o  managed by           Fund                                                        growth of     in equity securities of U.S.
   USAllianz                                                                        capital       issuers that have market
   Advisers, LLC/                                                                                 capitalizations of greater
   A I M Capital                                                                                  than $500 million and that the
   Management, Inc.                                                                               portfolio managers believe to
                                                                                                  be undervalued.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------------------------------------
                        USAZ AIM                                  X                 Long-term     At least 80% of net assets in
                        International Equity                                        growth of     marketable equity securities
                        Fund                                                        capital       of foreign companies that are
                                                                                                  listed on a recognized foreign
                                                                                                  securities exchange or traded
                                                                                                  in a foreign over-the-counter
                                                                                                  market.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
DAVIS                   Davis VA Financial          X                                Long-term     At least 80% in common stock
o  managed by           Portfolio                                                   growth of     of companies "principally
   Davis Advisors                                                                   capital       engaged" in financial services.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Davis VA Value                                   X          Long-term     Common stock of U.S. companies
                        Portfolio                                                   growth of     with market capitalizations of
                                                                                    capital       at least $10 billion, which
                                                                                                  adviser believes are of high
                                                                                                  quality and whose shares are
                                                                                                  selling at attractive prices,
                                                                                                  stocks are selected with the
                                                                                                  intention of holding them for
                                                                                                  the long term.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           USAZ Davis NY                                    X          Long-term     Invests the majority of assets
   USAllianz            Venture Fund                                                growth of     in equity securities issued by
   Advisers, LLC/                                                                   capital       large companies with market
   Davis Selected                                                                                 capitalizations of at least
   Advisers, L.P.                                                                                 $10 billion that the
                                                                                                  subadviser believes are high
                                                                                                  quality.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
DREYFUS                 Dreyfus IP Small Cap                                   X    Match         Invests in a representative
o  managed by The       Stock Index Portfolio                                       performance   of sample of stocks included in
   Dreyfus Corporation                                                              the Standard &the S&P Small Cap 600 Index,
                                                                                    Poor's Small  and in futures whose
                                                                                    Cap 600 Index performance is related to the
                                                                                                  index, rather than attempt to
                                                                                                  replicate the index.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Dreyfus Stock Index                           X             Match total   Invests in all 500 stocks in
                        Fund                                                        return of the the S&P 500 in proportion to
                                                                                    S&P 500       their weighting in the index.
                                                                                    Composite
                                                                                    Stock Price
                                                                                    Index
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           USAZ Dreyfus                                        X       Long-term     Primarily invests in common
   USAllianz            Founders Equity                                             growth of     stocks of large,
   Advisers, LLC/       Growth Fund                                                 capital and   well-established and mature
   Founders Asset                                                                   income        companies. Normally invests at
   Management LLC                                                                                 least 80% of its net assets in
                                                                                                  stocks that are included in a
                                                                                                  widely recognized index of
                                                                                                  stock market performance. May
                                                                                                  invest in non-dividend paying
                                                                                                  companies if they offer better
                                                                                                  prospects for capital
                                                                                                  appreciation. May invest up to
                                                                                                  30% of its total assets in
                                                                                                  foreign securities.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           USAZ Dreyfus Premier                                   X    Seeks         Normally invests at least 80%
   USAllianz            Small Cap Value Fund                                        long-term     of its assets in stocks of
   Advisers, LLC/ The                                                               growth of     small U.S. companies.
   Dreyfus Corporation                                                              capital
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
FRANKLIN TEMPLETON      Global                      X                               Capital       At least 80% of net assets in
0  managed by           Communications                                              appreciation  investments of communications
   Franklin             Securities Fund                                             and current   companies anywhere in the
   Advisers, Inc.                                                                   income        world.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Franklin Growth and                           X             Capital       Invests primarily to
                        Income Securities                                           appreciation, predominantly in a broadly
                        Fund                                                        with current  diversified portfolio of
                                                                                    income as a   equity securities that the
                                                                                    secondary goalFund's manager considers to be
                                                                                                  financially strong but
                                                                                                  undervalued by the market.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Franklin High Income                  X                     High current  Invests primarily to
                        Fund                                                        income with   predominantly in debt
                                                                                    capital       securities offering high yield
                                                                                    appreciation  and expected total return.
                                                                                    as a secondary
                                                                                    goal
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Franklin Income             X                               Maximize      Normally invests in debt and
                        Securities Fund                                             income while  equity securities, including
                                                                                    maintaining   corporate, foreign and U.S.
                                                                                    prospects for Treasury bonds and stocks.
                                                                                    capital
                                                                                    appreciation
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Franklin Large Cap                                  X       Capital       At least 80% of net assets in
                        Growth Securities                                           appreciation  investments of large
                        Fund                                                                      capitalization companies,
                                                                                                  primarily to predominantly
                                                                                                  equity securities. For this
                                                                                                  Fund, large cap companies are
                                                                                                  those with market cap values
                                                                                                  within those of the top 50% of
                                                                                                  companies in the Russell 1000
                                                                                                  Index, at the time of purchase.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------------------------------------
                        Franklin Real Estate        X                               Capital       At least 80% of net assets in
                        Fund                                                        appreciation  investments of companies
                                                                                    with current  operating in the real estate
                                                                                    income as a   sector.
                                                                                    secondary goal
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           Franklin Rising                                           X Long-term     At least 80% of net assets in
   Franklin             Dividends Securities                                        capital       investments of companies that
        Advisory        Fund                                                        appreciation  have paid rising dividends.
   Services, LLC                                                                    with
                                                                                    preservation
                                                                                    of capital as
                                                                                    an important
                                                                                    consideration
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           Franklin Small-Mid                                        X Long-term     At least 80% of net assets in
   Franklin             Cap Growth                                                  capital growthinvestments of small
   Advisers,            Securities Fund                                                           capitalization companies and
   Inc.                                                                                           mid capitalization companies.
                                                                                                  For this Fund, small cap
                                                                                                  companies are those with
                                                                                                  market capitalization values
                                                                                                  not exceeding  $1.5 billion or
                                                                                                  the highest market
                                                                                                  capitalization value in the
                                                                                                  Russell 2000(R)Index, whichever
                                                                                                  is greater at the time of
                                                                                                  purchase; and mid cap
                                                                                                  companies are companies with
                                                                                                  market capitalization values
                                                                                                  not exceeding $8.5 billion, at
                                                                                                  the time of purchase.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           Franklin Small Cap                                    X     Long term     At least 80% of net assets in
   Franklin             Value Securities Fund                                       total return  investments of small
   Advisory                                                                                       capitalization companies, and
   Services, LLC                                                                                  invests primarily to
                                                                                                  predominantly in equity
                                                                                                  securities. For this Fund,
                                                                                                  small cap companies are those
                                                                                                  with market cap values not
                                                                                                  exceeding $2.5 billion, at the
                                                                                                  time of purchase.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           Franklin U.S.          X                                    Income        At least 80% of its net assets
   Franklin             Government Fund                                                           in U.S. government securities,
   Advisers, Inc.                                                                                 primarily fixed and variable
                                                                                                  rate mortgage-backed
                                                                                                  securities.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Franklin Zero Coupon   X                                    As high an    At least 80% of net assets in
                        Fund 2005                                                   investment    zero coupon debt securities.
                                                                                    return as is
                                                                                    consistent    As the Fund approaches its
                                                                                    with capital  Target Date on December 16,
                                                                                    preservation  2005, its investments will be
                                                                                                  made up of increasingly larger
                                                                                                  amounts of short-term money
                                                                                                  market investments, including
                                                                                                  cash and cash equivalents.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Franklin Zero Coupon              X                         As high an    At least 80% of net assets in
                        Fund 2010                                                   investment    zero coupon debt securities.
                                                                                    return as is
                                                                                    consistent
                                                                                    with capital
                                                                                    preservation
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           Mutual Discovery                          X                 Capital       Invests mainly in U.S. and
   Franklin Mutual      Securities Fund                                             appreciation  foreign equity securities, and
   Advisers, LLC                                                                                  substantially in undervalued
                                                                                                  stocks, risk arbitrage
                                                                                                  securities and distressed
                                                                                                  companies.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Mutual Shares                                            X  Capital       Invests mainly in U.S. equity
                        Securities Fund                                             appreciation, securities, and substantially
                                                                                    with income asin undervalued stocks, risk
                                                                                    a secondary   arbitrage securities and
                                                                                    goal          distressed companies.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           Templeton Developing        X                               Long-term     At least 80% of net assets in
   Templeton            Markets Securities                                          capital       emerging market investments,
   Asset                Fund                                                        appreciation  and invests primarily to
   Management, Ltd.                                                                               predominantly in equity
                                                                                                  securities.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o   managed by          Templeton Foreign                        X                  Long-term     At least 80% of net assets in
    Templeton           Securities Fund                                             capital growthinvestments of issuers located
    Investment                                                                                    outside the U.S., including
    Counsel, LLC                                                                                  those in emerging markets.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o   managed by          Templeton Growth                         X                  Long-term     Invests mainly in equity
    Templeton           Securities Fund                                             capital growthsecurities of companies
    Global                                                                                        located anywhere in the world,
    Advisors Limited                                                                              including those in the U.S.
                                                                                                  and in emerging markets.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           USAZ Franklin Small                                    X    Long-term     At least 80% of its assets in
   USAllianz            Cap Value Fund                                              total return  investments of small
   Advisers, LLC/                                                                                 capitalization companies with
   Franklin Advisory                                                                              market capitalizations under
   Services, LLC                                                                                  $2.5 billion at the time of
                                                                                                  purchase.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
JENNISON                Jennison 20/20 Focus                         X              Long-term     Invests in up to 20 value
o  managed by           Portfolio                                                   growth of     stocks and 20 growth stocks of
   Prudential                                                                       capital       mid-to-large size U.S.
   Investments                                                                                    companies.
   LLC/Jennison
   Associates, LLC
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           SP Strategic                                        X       Long-term     At least 65% of total assets
   Prudential           Partners Focused                                            growth of     in equity-related securities
   Investments          Growth Portfolio                                            capital       of U.S. companies that the
   LLC/Jennison                                                                                   adviser believes to have
   Associates, LLC -                                                                              strong capital appreciation
   Alliance Capital                                                                               potential.
   Management
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o   managed by          SP William Blair                          X                 Long-term     Equity-related securities of
    Prudential          International Growth                                        growth of     foreign issuers.
    Investments         Portfolio                                                   capital
    LLC/William
    Blair & Company
    LLC
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o   managed by          USAZ Jennison 20/20                          X              Long-term     At least 80% of its total
    USAllianz           Focus Fund                                                  growth of     assets in up to 40
    Advisers,                                                                       capital       equity-related securities of
    LLC/Jennison                                                                                  U.S. companies that the
    Associates, LLC                                                                               subadviser believes have
                                                                                                  strong capital appreciation
                                                                                                  potential.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Jennison Growth                                X       Long-term     At least 65% of its total
                        Fund                                                        growth of     assets in equity-related
                                                                                    capital       securities of companies that
                                                                                                  exceed $1 billion in market
                                                                                                  capitalization at the time of
                                                                                                  investment and that the
                                                                                                  subadviser believes have
                                                                                                  above-average growth
                                                                                                  prospects.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
LEGG MASON              USAZ Legg Mason                                     X       Maximum       Invests primarily in common
o  managed by           Growth Fund                                                 long-term     stocks or securities
   USAllianz                                                                        capital       convertible into or
   Advisers, LLC/Legg                                                               appreciation  exchangeable for common stock.
   Mason Capital                                                                    with minimum  May invest up to 25% of total
   Management, Inc.                                                                 long-term riskassets in foreign securities.
                                                                                    to principal
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Legg Mason                               X             Long-term     Invests primarily in equity
                        Value Fund                                                  growth of     securities that, in the
                                                                                    capital       subadviser's opinion, offer
                                                                                                  the potential for capital
                                                                                                  growth.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
OPPENHEIMER             Oppenheimer Global                         X                Long-term     Securities - mainly common
o  managed by           Securities Fund/VA                                          capital       stocks, but also other equity
   OppenheimerFunds,                                                                appreciation  securities including preferred
   Inc.                                                                                           stocks and securities
                                                                                                  convertible into common stock
                                                                                                  - of foreign issuers,
                                                                                                  "growth-type" companies,
                                                                                                  cyclical industries and
                                                                                                  special situations the adviser
                                                                                                  believes offer appreciation
                                                                                                  possibilities.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Oppenheimer High                      X                     High level of High-yield fixed-income
                        Income Fund/VA                                              current incomesecurities of domestic and
                                                                                                  foreign issuers.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        Oppenheimer Main                              X             High total    Common stocks of U.S.
                        Street  Fund/VA                                             return (which companies; other equity
                                                                                    includes      securities -- such as
                                                                                    growth in the preferred stocks and
                                                                                    value of its  securities convertible into
                                                                                    shares as wellcommon stocks; debt securities.
                                                                                    as current
                                                                                    income)
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           USAZ Oppenheimer                                      X     Capital       Invests in companies that have
   USAllianz            Emerging Growth Fund                                        appreciation  the potential to become
   Advisers, LLC/                                                                                 leaders in new emerging
   OppenheimerFunds,                                                                              markets.
   Inc.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Oppenheimer           X                                Long-term     At least 80% of assets in
                        Emerging                                                    capital       common stocks of U.S. and
                        Technologies Fund                                           appreciation  foreign technology companies
                                                                                                  believed by the subadviser to
                                                                                                  have significant growth
                                                                                                  potential.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Oppenheimer                          X                 Capital       Invests mainly in common
                        Global Fund                                                 appreciation  stocks of companies in the
                                                                                                  U.S. and foreign countries,
                                                                                                  including countries with
                                                                                                  developed or emerging
                                                                                                  markets.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Oppenheimer                          X                 Long-term     Common stocks of growth
                        International Growth                                        capital       companies that are domiciled
                        Fund                                                        appreciation  outside the U.S. or have their
                                                                                                  primary operations outside the
                                                                                                  U.S.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Oppenheimer                              X             High total    Common stocks of U.S.
                        Main Street Fund                                            return        companies of different
                                                                                                  capitalization ranges,
                                                                                                  currently focusing on
                                                                                                  large-capitalization issuers.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
PIMCO                   PIMCO VIT All Asset        X                                Maximum real  Invests in institutional class
o  managed by           Portfolio                                                   return        shares of the PIMCO Funds and
   Pacific Investment                                                               consistent    does not invest directly in
   Management Company                                                               with          stocks or bonds of other
   LLC                                                                              preservation  issuers.
                                                                                    of real
                                                                                    capital and
                                                                                    prudent
                                                                                    investment
                                                                                    management
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        PIMCO VIT Commodity        X                                Maximum real  Invests in commodity-linked
                        Portfolio                                                   return        derivative instruments backed
                                                                                    consistent    by a portfolio of
                                                                                    with prudent  inflation-indexed securities
                                                                                    investment    and other fixed income
                                                                                    management    instruments.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        PIMCO VIT Emerging                X                         Maximum total At least 80% of its assets in
                        Markets Bond                                                return,       fixed income instruments of
                        Portfolio                                                   consistent    issuers that economically are
                                                                                    with          tied to countries with
                                                                                    preservation  emerging securities markets.
                                                                                    of capital and
                                                                                    prudent
                                                                                    investment
                                                                                    management
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        PIMCO VIT Global                  X                         Maximum total At least 80% of its assets in
                        Bond Portfolio                                              return,       fixed income instruments in at
                                                                                    consistent    least 3 countries (one of
                                                                                    with          which may be the U.S.), which
                                                                                    preservation  may be represented by futures
                                                                                    of capital andcontracts. Invests primarily
                                                                                    prudent       in securities of issuers
                                                                                    investment    located in economically
                                                                                    management    developed countries.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        PIMCO VIT High Yield                  X                     Maximum total At least 80% of assets in
                        Portfolio                                                   return,       high-yield securities ("junk
                                                                                    consistent    bonds") rated below investment
                                                                                    with          grade, but at least "B" by
                                                                                    preservation  Moody's or S&P. Effective June
                                                                                    of capital and1, 2004 the quality guideline
                                                                                    prudent       changed, permitting investment
                                                                                    investment    in securities with
                                                                                    management    lower-quality credit ratings.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        PIMCO VIT Real                    X                         Maximum real  At least 65% of its total
                        Return Portfolio                                            return,       assets in inflation-indexed
                                                                                    consistent    bonds of varying maturities
                                                                                    with          issued by the U.S. and
                                                                                    preservation  non-U.S. governments, their
                                                                                    of real       agencies or
                                                                                    capital and   government-sponsored entities,
                                                                                    prudent       and corporations.
                                                                                    investment
                                                                                    management
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        PIMCO VIT StocksPLUS                                X       Total return  Substantially in S&P 500
                        Growth and Income                                           exceeding thatderivatives, backed by a
                        Portfolio                                                   of the S&P 500portfolio of fixed income
                                                                                                  instruments.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        PIMCO VIT Total                   X                         Maximum total At least 65% of assets in
                        Return Portfolio                                            return,       fixed income instruments of
                                                                                    consistent    varying maturities.
                                                                                    with
                                                                                    preservation
                                                                                    of capital and
                                                                                    prudent
                                                                                    investment
                                                                                    management
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           USAZ PEA Renaissance                                      X Long-term     At least 65% of total assets
   USAllianz            Fund                                                        growth of     in common stocks of companies
   Advisers, LLC/PEA                                                                capital and   with below-average valuations
   Capital LLC                                                                      income        whose business fundamentals
                                                                                                  are expected to improve.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ PEA Value Fund                              X          Long-term     At least 65% of its total
                                                                                    growth of     assets in common stocks of
                                                                                    capital and   companies with market
                                                                                    income        capitalizations of more than
                                                                                                  $5 billion at the time of
                                                                                                  investment.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
SALOMON BROTHERS        USAZ Salomon                                        X       Long-term     At least 80% of its assets in
o  managed by           Brothers Large Cap                                          growth of     equity securities and related
   USAllianz            Growth Fund                                                 capital       investments of U.S. large
   Advisers, LLC                                                                                  capitalization issuers that
   /Salomon Brothers                                                                              have market capitalizations,
   Asset Management                                                                               at the time of purchase,
   Inc.                                                                                           similar to companies in the
                                                                                                  Russell 1000 Index. Also may
                                                                                                  invest in preferred stocks,
                                                                                                  warrants and covertible
                                                                                                  securities and up to 15% of its
                                                                                                  assets in securities of foreign
                                                                                                  issuers.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Salomon                                          X     Long-term     At least 80% of its assets in
                        Brothers Small Cap                                          growth of     equity securities and related
                        Growth Fund                                                 capital       investment of companies with
                                                                                                  market capitalization values,
                                                                                                  at the time of purchase, not
                                                                                                  exceeding the greater of (i)
                                                                                                  $3 billion or (ii) the highest
                                                                                                  month-end market capitalization
                                                                                                  value of any stock in the
                                                                                                  Russell 2000 Index for the
                                                                                                  previous 12 months.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
Seligman                Seligman Smaller-Cap                                   X    Long-term     At least 80% of net assets in
o  managed by J.        Value Portfolio                                             capital       common stocks of "value"
   & W. Seligman &                                                                  appreciation  companies with small market
   Co. Incorporated                                                                               capitalization (up to $3
                                                                                                  billion) at the time of
                                                                                                  purchase by the portfolio.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
USAZ                    USAZ Fusion Balanced   X   X  X   X   X   X   X  X  X  X  X Long-term     Allocation among the
o  managed by           Fund                                                        capital       underlying investments, to
   USAllianz                                                                        appreciation  achieve a range generally from
   Advisers, LLC                                                                    with          45% to 55% of assets in equity
                                                                                    preservation  funds or equity securities
                                                                                    of capital as with the remaining balance
                                                                                    an important  invested in fixed income funds
                                                                                    consideration or fixed income securities.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Fusion Growth     X   X  X   X   X   X   X  X  X  X  X Long-term     Allocation among the
                        Fund                                                        capital       underlying investments, to
                                                                                    appreciation  achieve a range generally from
                                                                                                  75% to 85% of assets in equity
                                                                                                  funds or equity securities
                                                                                                  with the remaining balance
                                                                                                  invested in fixed income funds
                                                                                                  or fixed income securities.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Fusion Moderate   X   X  X   X   X   X   X  X  X  X  X Long-term     Allocation among the
                        Fund                                                        capital       underlying investments, to
                                                                                    appreciation  achieve a range generally from
                                                                                                  60% to 70% of assets in equity
                                                                                                  funds or equity securities
                                                                                                  with the remaining balance
                                                                                                  invested in fixed income funds
                                                                                                  or fixed income securities.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
o  managed by           USAZ Money Market              X                            Current incomeAt least 80% of total assets
   USAllianz            Fund                                                        consistent    in portfolio of high quality,
   Advisers, LLC/                                                                   with stabilitymoney market investments.
   Prudential                                                                       of principal
   Investment
   Management, Inc.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
Van Kampen              USAZ Van Kampen                                          X  Capital growthAt least 65% of total assets
o   managed by          Aggressive Growth                                                         in common stocks and other
    USAllianz           Fund                                                                      equity securities the adviser
    Advisers, LLC/Van                                                                             believes have an above-average
    Kampen Asset                                                                                  potential for capital growth.
    Management
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Van Kampen                                  X          Capital growthInvests in equity securities,
                        Comstock Fund                                               and income    including common stocks,
                                                                                                  preferred stocks and
                                                                                                  securities convertible into
                                                                                                  common and preferred stocks.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Van Kampen                                     X       Capital       Invests primarily in a
                        Emerging Growth Fund                                        appreciation  portfolio of common stocks of
                                                                                                  emerging growth companies.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Van Kampen             X                               Highest       Invests at least 65% of its
                        Equity and Income                                           possible      total assets in
                        Fund                                                        income        income-producing equity
                                                                                    consistent    securities.
                                                                                    with safety of
                                                                                    principal with
                                                                                    long-term
                                                                                    growth of
                                                                                    capital as an
                                                                                    important
                                                                                    secondary
                                                                                    objective
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Van Kampen                           X                 Long term     Invests primarily in a
                        Global Franchise Fund                                       capital       non-diversified portfolio of
                                                                                    appreciation  publicly traded equity
                                                                                                  securities of issuers located
                                                                                                  throughout the world that it
                                                                                                  believes have, among other
                                                                                                  things, resilient business
                                                                                                  franchises and growth
                                                                                                  potential.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Van Kampen                                  X          Income and    Invests primarily in
                        Growth and Income                                           long-term     income-producing equity
                        Fund                                                        growth of     securities, including common
                                                                                    capital       stocks and convertible
                                                                                                  securities; also in
                                                                                                  non-convertible preferred
                                                                                                  stocks and debt securities
                                                                                                  rated "investment grade."
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------
                        USAZ Van Kampen Mid                                       X  Capital      At least 80% of total assets
                        Cap Growth Fund                                              growth       in common stocks and other
                                                                                                  equity securities of mid
                                                                                                  capitalization growth
                                                                                                  companies.
----------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------


THE FRANKLIN ZERO COUPON FUND 2005 WILL MATURE ON DECEMBER 16, 2005. If you have any Contract Value allocated to this Investment Option you will need to reallocate it to another available Investment Option prior to the maturity date. If no selection has been made by you prior to the maturity date, the Contract Value held in the subaccount underlying your Contract will be automatically transferred to the USAZ Money Market Fund. We will notify you in writing at least 30 days prior to the maturity.


Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies, that may or may not be affiliated with Allianz Life of New York. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate (USAllianz Investor Services, LLC, the principal underwriter for the Contracts), are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, may receive Rule12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS


We may substitute another Investment Option for one of the Investment Options you have selected. We may make substitutions with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or, transfers to an Investment Option if marketing, tax consideration, or investment considerations are warrant. We also may close Investment Options to allocations of Purchase Payments or Contract Value, or both, at any time and at our sole discretion. The fund companies, which sell shares of the Investment Options to us pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.


TRANSFERS

You can make transfers among the Investment Options subject to certain restrictions. Transfers may be subject to a transfer fee (for more information see section 6, Expenses - Transfer Fee). We currently allow you to make as many transfers as you want to each Contract Year. We may change this practice in the future. There is no minimum required transfer amount. This product is not designed for professional market timing organizations, or other entities, or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer:

o We may choose to not allow you to make transfers during the free look/right to examine period.

o    Your request for a transfer must clearly state:

          -    which Investment Options are involved in the transfer; and
          -    how much the transfer is for.

o You cannot make any transfers within seven calendar days prior to the Income Date.

o After the Income Date, you cannot make a transfer from a fixed Annuity Option to a variable Annuity Option.

o After the Income Date, you can transfer from a variable Annuity Option to a fixed Annuity Option.


o We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program. For more information, see our discussion of " Excessive Trading and Market Timing" in this section.


If we reject a transfer, we will call your registered  representative to request
alternate   instructions.   If  we  are  unable  to  contact   your   registered
representative, we will contact you directly.


The Investment Options may in the future add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Contract Owner requesting the transfer has engaged or is engaging in market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.


Telephone and Electronic Transfers. You can make transfers by telephone, website or fax. We may allow you to authorize someone else to make transfers by telephone, website or fax on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions and log all website instructions. We reserve the right to discontinue or modify the telephone, website and fax transfer privilege at any time and for any reason.

We do not currently accept transfer instructions from you via email, or via electronic communications other than website. This service may be available to you in the future.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

EXCESSIVE TRADING AND MARKET TIMING


We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.


Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Contract Owners, Annuitants and Beneficiaries. These risks and harmful effects include:

o dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into the Investment Option at prices that are below their true value or transfer out of the Investment Option at prices that are higher than their true value;

o an adverse effect on portfolio management, such as causing the Investment Option to maintain a higher level of cash than would otherwise be the case, or causing the Investment Option to liquidate investments prematurely; and

o    increased brokerage and administrative expenses.

In order to attempt to protect our Contract Owners and the Investment Options from potentially disruptive trading, we have adopted certain market timing policies and procedures. Under our market timing policy, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to):

o limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.),

o restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges),

o    requiring  a minimum  time  period  between  each  transfer  (for  example,
     prohibiting   transfers  into  a  particular  Investment  Option  within  a specified period of time after a transfer out of that Investment Option),

o not accepting transfer requests made on your behalf by an asset allocation and/or market timing service,

o limiting the dollar amount that may be transferred into or out of any Investment Option at any one time,

o imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options),

o    prohibiting transfers into specific Investment Options, or

o    imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.


Currently we attempt to deter disruptive trading as follows. If a Contract Owner's transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send the Contract Owner a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone, or website and requiring Contract Owners to submit all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue.


We will notify a Contract Owner in writing if we impose transfer restrictions.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of your Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Contract Owners from the potential effects of disruptive trading, while also abiding by Contract Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. As such, we attempt to protect Contract Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Contract Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the USAZ Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee that:

o our monitoring will be 100% successful in detecting all potentially disruptive trading activity, and

o revoking a Contract Owner's telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

Certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.


As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively effect other Contract Owners.


We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of fund shares are subject to acceptance by the relevant Investment Option. We reserve the right to reject, without prior notice, any transfer request into an Investment Option if the purchase of shares in the corresponding Investment Option portfolio is not accepted for any reason.


Allianz Life of New York retains some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a Contract Owner is engaging in disruptive trading, we may revoke their fax transfer privileges. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit the Contract Owner from transferring into that Investment Option.

The retention of some level of discretion by Allianz Life of New York may result in disparate treatment among market timers and it is possible that other Contract Owners could incur adverse consequences if some Contract Owners are able to engage in practices that may constitute market timing that result in negative effects.


DOLLAR COST AVERAGING (DCA) PROGRAM

The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Option to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

Generally,   the  DCA  program   requires  a  $1,500   minimum   investment  and
participation for at least six months.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You may elect to participate in the DCA program by properly completing the DCA form provided by us. Your participation in the program will end when any of the following occurs:

o    the number of desired transfers has been made;

o you do not have enough money in the Investment Option(s) to make the transfer (if less money is available, that amount will be dollar cost average and the program will end);

o you request to terminate the program (your request must be received at the Service Center by the first of the month to terminate that month); or o the Contract is terminated.

If you participate in the DCA program there are no fees for the transfers we make under this program, we do not currently count these transfers against the free transfers we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING


You may choose to have us rebalance you account. Once your money has been invested in the Contract the performance of your selected Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. You can direct us to automatically readjust your Contract Value in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program there are no fees for the transfers we make under this program, we do not currently count these transfers against any free transfers we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th day of the month. To terminate your participation in this program, your request must also be received at the Service Center by the eighth of the month to terminate that month.


FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS

If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of your Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of your Contract Value to pay for the services of the financial adviser. Any fee that is withdrawn will be treated as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution, it may be included in your gross income for federal tax purposes and, if you are under age 59 1/2, may be subject to a tax penalty. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from the adviser. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions.

VOTING PRIVILEGES

We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our behalf. Should we determine that it is no longer required to comply with the above, we will vote the shares in our own right. Only Contract Owners have voting privileges under the Contract. Annuitants, Beneficiaries, and other persons have no voting privileges unless they are also the Contract Owner.

We determine your voting interest in the Investment Options as follows:

o You are permitted to cast votes based on the dollar amount of Investment Option shares that you hold through the subaccount Accumulation/Annuity Units in your Contract on the record date. We count fractional votes.

o    We will determine the number of shares that you can vote.

o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

5.OUR GENERAL ACCOUNT
--------------------------------------------------------------------------------

We do not currently offer any Investment Choices under our general account during the Accumulation Phase.

Any amounts that you allocate to a fixed Annuity Payment during the Payout Phase become part of our general account. Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

6.EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

MORTALITY AND EXPENSE RISK (M&E) CHARGES

Each Business Day during the Accumulation and Payout Phases, we make a deduction from your Separate Account assets for M&E charges. We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. We calculate the M&E charge as a percentage of the average daily assets invested in a subaccount on an annual basis.

                                         M&E Charges
                         ---------------------------------------------
                                         Traditional    Enhanced GBP
                            No GBP           GBP
Traditional GMDB             1.75%          1.95%          2.45%
Enhanced GMDB                1.95%          2.10%          2.60%

The Traditional GBP consists of:

o    The Traditional Guaranteed Minimum Income Benefit (GMIB), and

o    The Traditional Guaranteed Partial Withdrawal Benefit (GPWB).

The Enhanced GBP consists of:

o    The Enhanced GMIB, and

o    The Enhanced GPWB.

If you exercise the GPWB, the increased M&E charges associated with the GBP will continue until the GPWB endorsement terminates and the increased M&E charges associated with the Enhanced GMDB will continue as long as the Enhanced GMDB value is greater than zero.


During the Payout Phase, if you elect variable Annuity Payments, the M&E charge is 1.75%, regardless of the benefit options that apply. The expense is equal to lowest M&E charge because we do not pay a death benefit separate from the benefits provided by the Annuity Option if the Annuitant dies during the Payout Phase.


These charges compensates us for all the insurance benefits provided by your Contract, for example:

o    our contractual obligation to make Annuity Payments,

o    the death income and withdrawal benefits under the Contract,

o    certain expenses related to the Contract, and

o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

CONTRACT MAINTENANCE CHARGE

We deduct $30 from the Contract annually as a contract maintenance charge during both the Accumulation and Payout Phases. We deduct this charge on the last day of each Contract Year and we deduct it pro rata from the Investment Options. During the Payout Phase we will collect the charge monthly out of each Annuity Payment. This charge cannot be increased.

We will not deduct the charge if your Contract Value is at least $75,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $75,000, we will not assess the contract maintenance charge. If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

If you make a full withdrawal from your Contract on a date other than on a Contract Anniversary, we will deduct the full contract maintenance charge.

The charge is for administrative expenses such as: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and system costs.

WITHDRAWAL CHARGE

During the Accumulation Phase, you can make withdrawals from your Contract. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within two years before the withdrawal.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis. We treat amounts withdrawn from your Contract in the following order:

1. First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (i.e. Purchase Payments that are two or more years old). We do not assess a withdrawal charge on these Purchase Payments.

2. Next, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these payments. However, withdrawing payments on a FIFO basis may help reduce the amount of the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.

3. Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment you make and the amount of the withdrawal charge depends upon the length of time since you made your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is:

                           Number of Complete Years
                       Since Receipt of Purchase Payment        Charge
                       ---------------------------------        ------
                                     0                            8%
                                     1                            7%
                                2 years or more                   0%

After we have had a Purchase Payment for two full years, there is no withdrawal charge if you withdraw that Purchase Payment. We calculate the withdrawal charge at the time of each withdrawal.

The amount we actually deduct from your Contract will be the amount you request plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount and we pay you the amount you requested.

Example: Assume you purchase a Contract with an initial Purchase Payment of $25,000 and you make no additional Purchase Payments. You request a partial withdrawal from your Contract on your first Contract Anniversary of $1,000 and there is a withdrawal charge of 7%. The total partial withdrawal amount we actually deduct from your Contract is $1,075.27 and we pay you $1,000. We determine this amount as follows:

   amount requested             OR      $1,000         =      $1,075.27
------------------------                ------
1  -  withdrawal charge                  0.93


For partial withdrawals, we will deduct any partial withdrawal (including any withdrawal charge) pro rata from the Investment Option(s). We do not assess the withdrawal charge for amounts paid out as Annuity Payments or death benefits. The withdrawal charge compensates us for expenses associated with selling the Contract.


Withdrawals may have tax consequences and prior to age 591/2 may be subject to a 10% penalty tax.

NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Reduction or Elimination of the Withdrawal Charge. We may reduce or eliminate the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life of New York or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE

You can make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to also deduct this fee during the Payout Phase. We also reserve the right to restrict the number of transfers to 12 transfers per Contract Year and to charge for any transfer above 12. We will deduct the transfer fee from the Investment Options from which the transfer is made. If you transfer the entire amount in the Investment Option, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Options, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionally from the source accounts if you transfer less than the entire amount in the accounts. If the transfer is part of the DCA or flexible rebalancing programs, there is no fee for the transfer and the transfer will not currently count against any free transfers we allow.

PREMIUM TAXES


Premium taxes are not generally applicable to your Contract since they are not currently assessed in the state of New York. However, we reserve the right to make a deduction from your Contract Value for these taxes if the State of New York enacts legislation requiring premium tax payments or if the Contract Owner lives in a state where premium tax is applicable. Where the premium tax applies, it is our current practice not to make deductions from the Contract to reimburse us for the premium taxes we pay until the Income Date*, until you make a full withdrawal, or you die. We may change this practice in the future and charge you for the tax when it is due. Premium taxes are normally 3.5% or less depending on the state or governmental entity.


*We do not make deductions for premium taxes for amounts we apply to GMIB Annuity Payments or Annuity Payments based on the GPWB value.

INCOME TAXES

We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees) which are described in the Fee Tables and in the table of annual operating expenses for each Investment Option that appears in Appendix A of this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Payout Phases if you make allocations to the Investment Options.

7.TAXES
--------------------------------------------------------------------------------

NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is referred to as tax deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan your Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-natural person (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and income may be taxed as ordinary income every year.

QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, your Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

We currently issue the following types of Qualified Contracts:

o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.

o Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules, governing IRAs, such plans are subject to additional requirements and different contribution limits.

o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. 90-24 transfers from existing TSA or 403(b) contracts and funds from plans under the several Internal Revenue Code sections identified in our 403(b) endorsements are the only currently accepted contributions under a TSA or 403(b) Contract. However, this may change in the future.


o Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into an Inherited IRA variable annuity contract. If we make this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Contract Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Contract Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments that are required by IRS Regulations instead of receiving a lump sum death benefit payment. If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract.

     We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the IRS has not yet issued any rulings on this issue with respect to Inherited IRA Contracts. Therefore, Contract Owners should discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.

     Qualified Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under sections of the Code where the assets are invested under this Contract. The plan is both the Contract Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representation to us that the plan is qualified under the Code on the Issue Date and will continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Contract Owner. The qualified plan will be responsible for any reporting required for the rollover transaction.


MULTIPLE CONTRACTS

Section 72(e)(11) of the Code provides that multiple non-qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

PARTIAL 1035 EXCHANGES


Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. Recent guidance from the Internal Revenue Service (IRS), however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. IRS guidance provides that an exchange can go into an existing annuity contract as well as a new annuity contract. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

You, as the Contract Owner, generally will not be taxed on increases in the value of your Contract until an actual or deemed distribution occurs -- either as a withdrawal or as Annuity Payments under a full annuitization.


Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your
investment  in  the  Contract   (generally,   the  Purchase  Payments  or  other
consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Amounts received as a result of a partial annuitization are treated as partial withdrawals. Moreover, if you exercise the GPWB and the GPWB value is greater than the Contract Value immediately before the withdrawal, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the GPWB value immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract. If you take a full annuitization, different rules apply. A portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Annuity Payments received after the Payee has received all of the Purchase Payment(s) are fully included in income.


Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is included in income. Some distributions will be exempt from the penalty. There is an exception to this 10% penalty tax for amounts:

1) paid on or after you reach age 59 1/2;

2) paid after you die;

3) paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5) paid as annuity payments under an immediate annuity; or

6) that come from Purchase Payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified as permitted by the Code before the later of your attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above.

DISTRIBUTIONS -- QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is included in income. Some distributions will be exempt from the penalty. There is an exception to this 10% penalty tax for:

1) distributions made on or after the date you(or the Annuitant as applicable) reach age 59 1/2;

2) distributions following your death or disability(or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);

3) after separation from service, distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

4) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;

5)   distributions made on account of an IRS levy upon the Qualified Contract;

6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

7) distributions from an IRA made to you (or the Annuitant as applicable) to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year;

8)   distributions  from  an  IRA  which  are  qualified   first-time  homebuyer
     distributions (as defined in Section 72(t)(8) of the Code);

9) for TSA or 403(b) Contracts, distributions made to an employee who has separated from service after age 55; and

10) distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA).

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code before the later of the Annuitant attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any partial withdrawals from your Contract.

Generally, distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year, following the year in which you attain age 70 1/2. For TSA or 403(b) Contracts, the required beginning date is April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the entire value of the benefits provided under the Contract may need to be included in calculating the amount required to be distributed.

If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

The following distributions from a TSA or 403(b) Contract are not allowed prior to age 59 1/2, separation from service, death or disability:

o salary reduction contributions made in years beginning after December 31, 1988;

o    earnings on those contributions; and

o earnings on amounts held as of the last year beginning before January 1, 1989 (as defined in Section 403(b)(11) of the Code.

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. We do not currently support hardship withdrawals and other liquidity benefits under TSA or 403(b) Contracts.


We do not track contributions by any years that would impact required minimum distributions and exceptions to accessing assets before age 59 1/2 under 403(b) Contracts.


ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge (or agreement to assign or pledge) of any portion of the Contract Value is treated for federal income tax purposes as a partial, or full withdrawal of such amount or portion. The investment in the Contract is increased by the amount included as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If a Contract Owner transfers a Contract without adequate consideration to a person other than their spouse (or to a former spouse incident to divorce), the Contract Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. A Contract Owner contemplating any such transfer, assignment, or exchange should consult a tax advisor as to the tax consequences.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.


WITHHOLDING

Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation - skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The preceding discussion provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.


DIVERSIFICATION


The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Contract Owner should not be treated as the owner of the separate account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Contract Owners from being treated as the owners of the underlying Separate Account assets.


8.ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

The money in your Contract is available under the following circumstances:

o    by making a withdrawal;

o    by having us make Annuity Payments; or

o    when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase. When you make a full withdrawal, you will receive the Contract Value on the Business Day the withdrawal request is received at the Service Center:

o based upon the number of Accumulation Units held by your Contract on that Business Day and valued at the next available daily price established after receipt of the withdrawal request,

o    less any deduction we make for premium tax

o    less any applicable withdrawal charge, and

o    less any contract maintenance charge.

For a discussion of the Contract charges, see the Fee Tables and section 6, Expenses.


For persons purchasing a Contract now, there will not be a minimum associated with requesting a partial withdrawal and there will not be a minimum amount of Contract Value that we require to remain in the Contract after requesting a partial withdrawal for as long as you hold the Contract. However, we reserve the right to institute a minimum partial withdrawal amount and/or require a minimum amount of Contract Value to remain in the Contract after a partial withdrawal for future Contract purchasers. In the future, if we require a minimum of Contract Value to remain in the Contract, we reserve the right to treat a request for a withdrawal that reduces the Contract Value below this minimum as a request for a full withdrawal of the Contract. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) pro rata from the Investment Options.


We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order unless the suspension of payments or transfers provision is in effect (see below).

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. Withdrawals from TSA or 403(b) Contracts may be restricted (for more information, please see section 7, Taxes).

GUARANTEED PARTIAL WITHDRAWAL BENEFITS (GPWBs)

The GPWBs are only available as part of the optional Guaranteed Benefit Packages
(GBPs). The Traditional GBP consists of:

o    the Traditional Guaranteed Minimum Income Benefit (GMIB), and

o    the Traditional Guaranteed Partial Withdrawal Benefit (GPWB).

The Enhanced GBP consists of:

o    the Enhanced GMIB, and

o    the Enhanced GPWB.

The GPWBs are not available separately from the GMIBs.


The GBPs are only available at the time of Contract issue. The GBPs carry an additional mortality and expense risk (M&E) charge. The Enhanced GBP is only available if all Owners are age 76 or younger on the Issue Date. The GBPs may be referred to as the " NY PRIME Benefit" in some instances. The PRIME Benefit is subject to the claims paying ability of Allianz Life of New York.


You can select a GBP on your application. You can only select one GBP and once you select a GBP, you cannot change or cancel it.

The Enhanced GBP may not be appropriate for Owners who are nearing age 65 because the benefit values provided by the Enhanced GBP are limited after age 81.


You must hold your Contract for ten complete Contract Years before you can exercise a GPWB. A GPWB may not be appropriate for you if you intend to hold your Contract for less than ten years. The GPWBs do not create Contract Value or guarantee the performance of any Investment Option.


Be sure to discuss with your registered representative whether or not a GBP is appropriate for your situation. Please refer to the applicable endorsements to your Contract for the specific terms and conditions of the GPWBs.

The GPWBs provide guaranteed annual payments in the form of partial withdrawals of up to 10% of your GPWB value that you can elect to receive during the Accumulation Phase. Withdrawal charges do not apply to GPWB payments, however, GPWB payments will be treated as a partial withdrawal for tax purposes.

Withdrawal charges will apply in the following circumstances during the first two years after you exercise the GPWB:

o if you make one or more partial withdrawals and receive a GPWB payment during the same Contract Year, the partial withdrawals are subject to any applicable withdrawal charge; and

o if you elect to stop receiving GPWB payments and instead take a lump-sum payment of your remaining Contract Value, the lump-sum payment is subject to any applicable withdrawal charge.

Before you exercise the GPWB, your GPWB value is equal to your GMIB value. If you have the Enhanced GPWB you may be able to choose whether your Enhanced GPWB value is equal to the 5% Annual Increase Amount, the 3% Annual Increase Amount or the MAV. Although the 5% Annual Increase Amount may be the greatest amount it may also be more limiting because the maximum GPWB payment percentage that you can request is less than what is available under the 3% Annual Increase Amount or the MAV. For more details on how the GMIB values are calculated please see the "Traditional GMIB" and the "Enhanced GMIB" in section 2, Annuity Payments (the Payout Phase).

You can only exercise a GPWB within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary. You cannot exercise a GPWB before the tenth Contract Anniversary. If you exercise the GPWB your GMIB endorsement will terminate. If you annuitize the Contract, the GPWB endorsement will terminate.

In order to begin receiving GPWB payments, you must submit a GPWB payment election form to our Service Center. GPWB payments will not begin until our Service Center receives this form. Once our Service Center receives the GPWB payment election form, we will automatically begin to make annual payments to you of your chosen GPWB value percentage. If your GPWB payments are based on the 3% Annual Increase Amount or the Maximum Anniversary Value under the Enhanced GPWB, or if you receive GPWB payments under the Traditional GPWB, you can elect to receive up to 10% of your GPWB value. If you receive GPWB payments based on the 5% Annual Increase Amount under the Enhanced GPWB, you can elect to receive up to 5% of your GPWB value. Once you choose the percentage of GPWB value you want to receive, you cannot change it.

Once you exercise your GPWB, we will make GPWB payments to you on the 30th day after your Contract Anniversary, or the next Business Day if the 30th day after your Contract Anniversary is not a Business Day.

We will continue to make annual GPWB payments until the GPWB value is exhausted, or you elect to stop receiving GPWB payments and instead receive:

o a lump sum payment of your remaining Contract Value less any deduction we make for premium tax and withdrawal charges (you can make this election at anytime); or

o Annuity Payments based on your remaining Contract Value less any deductions we make for premium tax (you can make this election at anytime); or

o Annuity Payments based on your remaining GPWB value (you can only make this election within 30 days after a Contract Anniversary and before we make the next GPWB payment). Annuity Payments based on the remaining GPWB value are subject to all the restrictions associated with GMIB Annuity Payments discussed in section 2, Annuity Payments (the Payout Phase), such as payments can only be made on a fixed basis and the duration of any period certain Annuity Option must be ten years.


If you elect to receive Annuity Payments based on your remaining Contract Value, the GPWB endorsement will terminate and the M&E charge will decrease to 1.75% for variable. For fixed payouts we will no longer assess the M&E charge. If you elect to receive Annuity Payments based on your remaining GPWB value, we will no longer asses the M&E charge.


If you make no additional partial withdrawals while the GPWB is in effect, we would pay the GPWB value to you:

o within ten years if you are eligible for and elect to receive the 10% maximum amount.

o within 20 years if you elect to receive the 5% maximum amount available with the 5% Annual Increase Amount under the Enhanced GPWB.

We will deduct your GPWB payment pro rata from your Investment Options. We will continue to allocate your Contract Value among the Investment Options according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions set out in section 4, Investment Options - Transfers) while the GPWB is in effect.


If you elect to receive GPWB payments:


o    the GMIB endorsement will terminate;

o    you can no longer make additional Purchase Payments;

o the systematic withdrawal and minimum distribution programs will not be available to you;

o    if  you  are   participating  in  the  systematic   withdrawal  or  minimum
     distribution programs, your participation will stop; o the GPWB and GMDB values stop increasing;

o    the GPWB and GMDB values will decrease with:

     -    each GPWB payment you receive, and

     - they will also decrease if you withdraw any Contract Value in addition to receiving a GPWB payment in a Contract Year;

o    the Contract Value will also decrease with each GPWB payment;

o the additional M&E charges associated with the GBP will continue until the GPWB endorsement terminates; and

o the additional M&E charges associated with the Enhanced GMDB will continue as long as the Enhanced GMDB value is greater than zero.

An election to begin receiving GPWB payments will not freeze your Contract Value, with the result that the Contract Value available for withdrawal, Annuity Payments and as a death benefit will continue to increase and decrease as a result of market performance.

If you do not elect to stop your GPWB payments and there is Contract Value remaining after we make the last GPWB payment, we will pay you the Contract Value if it is less than $2,000 (less any deduction we make for premium tax) and your Contract will terminate. However, if your remaining Contract Value after the last GPWB payment is at least $2,000 you can instead elect to:

o    continue the Contract, or

o annuitize the remaining Contract Value (less any deduction we make for premium tax). If you elect to continue or annuitize the Contract we will no longer assess the M&E charge associated with the GBP.

We will send you notice at least 30 days before the last GPWB payment date to ask for your instructions. If we do not receive any instructions by the date we make the last GPWB payment, we will continue your Contract if your remaining Contract Value is at least $2,000. If the remaining Contract Value is less than $2,000, we will pay you that amount (less any deduction we make for premium tax) in a lump sum, and your Contract will terminate.

Your GPWB endorsement will terminate upon the earliest of:

o   Contract termination;
o   the Income Date;
o   the GPWB value is zero or less; or
o the death of the Contract Owner unless the spouse continues the Contract as the new Contract Owner.

SYSTEMATIC WITHDRAWAL PROGRAM


If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under the program is $500. You may withdraw any amount you want under this program if your Purchase Payments are no longer subject to the withdrawal charge. All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating from this program.


Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals. You cannot exercise the GPWB and participate in the systematic withdrawal program at the same time.

MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS


If you own a Qualified Contract, you may elect to participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. RMD payments from this Contract will not be subject to a withdrawal charge. We can make payments to you on a monthly, quarterly or annual basis. However, if your Contract Value is less than $25,000, we will only make payments annually.

Inherited IRA Contracts. If you (the Contract Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can elect to wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, the Contract Owner of this Inherited IRA Contract can elect to begin RMD payments based on his/her single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. The Contract Owner of an Inherited IRA Contract must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.


You cannot participate in the systematic withdrawal program and the minimum distribution program at the same time. You also cannot exercise the GPWB and participate in the minimum distribution program at the same time. The minimum distribution program is not currently supported under TSA or 403 (b) Contracts.

This Contract offers a choice of Guaranteed Minimum Death Benefits (GMDBs) and optional Guaranteed Benefit Packages that provide Guaranteed Minimum Income Benefits (GMIBs) and Guaranteed Partial Withdrawal Benefits (GPWBs). These benefits may have limited usefulness if you purchase a Qualified Contract that is subject to a RMD. If the GMIB is not exercised on or before the date RMD payments must begin under a qualified plan, the Contract Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB payments. In addition, once you choose your GPWB payment percentage you cannot change it. Therefore, you will not be able to adjust your GPWB payment to meet your RMD needs if you elect to receive GPWB payments. In addition, RMD payments will reduce your GMDB, GMIB and GPWB values. We encourage Contract Owners purchasing Qualified Contracts that are subject to RMD payments to consult a tax advisor regarding these benefits.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when: o the New York Stock Exchange is closed (other than customary weekend and holiday closings); o trading on the New York Stock Exchange is restricted; o an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or cannot reasonably value the Investment Option shares; o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law but not for more than six months.

9. ILLUSTRATIONS
--------------------------------------------------------------------------------

In order to help you  understand  how your  Contract  Values  vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the "pay-in", or Accumulation Phase, or the Annuity Payment, or "pay-out" phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. As another illustrative alternative, we may use the Standard & Poor's(R) 500 Composite Price Index or other recognized investment benchmark to show how values may vary.

The illustrations are not guarantees or representations as to future performance or any specific rate of return. You can request an illustration free of charge by contacting your registered representative.


10.DEATH BENEFIT
--------------------------------------------------------------------------------

At the time you purchase the Contract, you may be able to select one of two death benefit options. If you do not make a selection, the Traditional Guaranteed Minimum Death Benefit (GMDB) will apply to your Contract. The Enhanced GMDB is available for an additional mortality and expense risk (M&E) charge if all Owners are age 76 or younger. The Enhanced GMDB does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81. As a result any Owner who is nearing age 65 should determine if purchasing a benefit for which there is an additional cost is appropriate for their situation.

If you exercise a Guaranteed Minimum Income Benefit or take Annuity Payments based on your remaining GPWB value, your GMDB endorsement will terminate, and if you have the Enhanced GMDB we will no longer assess the M&E charge.

You may only select one death benefit at Contract issue and once you select a death benefit you cannot change or cancel it. Be sure to discuss with your registered representative whether your selected death benefit is appropriate for your situation. Please refer to the applicable endorsements to your Contract for the specific terms and conditions of the death benefits.

If you own the Contract jointly, we will use the age of the older Joint Owner to determine the death benefit. If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the Annuitant's age to determine the death benefit for all currently offered Contracts.

The use of the term " you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Contract Owner.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will be subject to investment risk that will be borne by the Beneficiary.

DEATH OF THE CONTRACT OWNER

If any Owner (whether or not they are an Annuitant) dies during the Accumulation Phase, we will pay a death benefit to the Beneficiary. In the case of Joint Owners, if one Joint Owner dies, the surviving Joint Owner will be considered the Beneficiary. We will treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary.

If the Contract is owned jointly and one Joint Owner dies during the Payout Phase, the remaining Joint Owner becomes the Contract Owner. If all Owners die during the Payout Phase, the Beneficiary becomes the Contract Owner. If any Owner who is not an Annuitant dies during the Payout Phase, any remaining Annuity Payments under the selected Annuity Option will continue to the Payee at least as rapidly as they were being paid at the Owner's death.

If any Owner who is also an Annuitant dies during the Payout Phase, any remaining amounts payable will be as provided for in the selected Annuity Option and will be paid at least as rapidly as they were being paid at the Owner's death. For more information regarding the amounts payable upon the death of the Owner/Annuitant, please see section 2, Annuity Payments (The Payout Phase).


Inherited IRA Contracts. Upon the death of the Contract Owner under an Inherited IRA Contract, the Beneficiary can either elect to:

o continue to receive the required minimum distribution payments based on the remaining life expectancy of the previous Contract Owner and the Contract Value (less any deduction we make for premium taxes) as of the Business Day we receive due proof of death and the appropriately completed election form at our Service Center; or

o receive a lump sum payment based on the Contract Value (less any deduction we make for premium taxes) as of the Business Day we receive due proof of death and the appropriately completed election form at our Service Center.


DEATH OF THE ANNUITANT

If the Annuitant who is not an Owner dies during the Accumulation Phase, the Contract Owner will become the Annuitant unless he/she designates another Annuitant within 30 days of the death of the Annuitant. However, if the Contract is owned by a non-individual (for example, a qualified plan or trust) and the Annuitant dies during the Accumulation Phase on all currently offered Contracts:

o    we will  treat the  death of the  Annuitant  as the  death of the  Contract
     Owner,

o    we will pay a death benefit to the Beneficiary, and

o    a new Annuitant may not be named.

If the Annuitant (whether or not they are an Owner) dies during the Payout Phase, any remaining amounts payable will be as provided for in the selected Annuity Option and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information regarding the amounts payable upon the death of the Annuitant, please see section 2, Annuity Payments (The Payout Phase).

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)

If the Traditional GMDB applies, the amount of the death benefit will be the greater of the following (less any deductions we make for premium taxes):

o the Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center; or

o the Traditional GMDB value, which is the total of all Purchase Payments you have made before exercise of the GPWB (if applicable), reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)

If the Enhanced GMDB applies, the amount of the death benefit will be the greater of the following (less any deductions we make for premium taxes):

o the Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center; or

o the Enhanced GMDB value, which is the Maximum Anniversary Value before exercise of the GPWB (if applicable) determined as of the end of the Business Day during which both due proof of death and election of the death benefit payment option have been received at our Service Center.

The death benefit provided by the Enhanced GMDB value will never be less than the death benefit provided by the Traditional GMDB value, however, it may be equal to the death benefit provided by theTraditional GMDB value.

The Maximum Anniversary Value (MAV). The MAV on your Issue Date is equal to your initial Purchase Payment.

On each Business Day other than a Contract Anniversary and before the date of your death, the MAV is equal to: o its value on the immediately preceding Business Day, o plus any additional Purchase Payments received that day, and o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) that day.

On every Contract Anniversary prior to your 81st birthday and before the date of your death, the MAV is equal to: o the highest Contract Value that occurred on the Issue Date or any Contract Anniversary; o plus subsequent additional Purchase Payments you made since that Contract Anniversary or Issue Date, and o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made since that Contract Anniversary or Issue Date.

Beginning with the Contract Anniversary that occurs on or after your 81st birthday and before the date of your death, we calculate the MAV in the same way that we do on any Business Day other than a Contract Anniversary.

The MAV stops increasing on the date you exercise the GPWB (if applicable).


Any withdrawals you take may reduce the GMDB values by an amount that is greater or less than the withdrawal amount. If the Contract Value at the time of withdrawal is greater than the GMDB value, we will deduct less than the withdrawal amount from the GMDB value. If the Contract Value at the time of withdrawal is less than the GMDB value, we will deduct more than the withdrawal amount from the GMDB value.


If you exercise the GPWB, the Traditional and Enhanced GMDB values stop increasing on the date you begin receiving GPWB payments, and:

o    they will decrease with each GPWB payment you receive; and

o they will decrease proportionately by the percentage of the Contract Value you withdraw (including any withdrawal charge) in addition to receiving a GPWB payment in a Contract Year.

If you exercise the GPWB, the increased M&E charge associated with the Enhanced GMDB will continue as long as the Enhanced GMDB value is greater than zero. In addition, the death benefit that is equal to your Contract Value will continue to fluctuate with market performance.

If you do not elect to stop your GPWB payments and there is Contract Value remaining after we make the last GPWB payment, we will pay you the Contract Value if it is less than $2,000 (less any deduction we make for premium tax) and your Contract will terminate. However, if your remaining Contract Value after the last GPWB payment is at least $2,000 you can instead elect to:

o    continue the Contract, or

o annuitize the remaining Contract Value (less any deduction we make for premium tax).

If you elect to continue or annuitize the Contract we will no longer assess the M&E associated with the GBP.

Your GMDB endorsement will terminate upon the earliest of:

o    the Income Date; or

o    Contract termination.

DEATH BENEFIT EXAMPLES

o You purchase the Contract with an initial Purchase Payment of $100,000. You are the only Owner.

o    You make no additional Purchase Payments.

o    The MAV on the ninth Contract Anniversary is $180,000.


o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but prior to the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal.You take no other partial withdrawals.


o The Contract Value on the tenth Contract Anniversary is $140,000. o You have not yet reached your 81st birthday as of the tenth Contract Anniversary.

NOTE: The M&E charges are higher for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected in the assumptions listed above the Contract Values would be lower for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB.

Traditional GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of 1 or 2:

         1) Contract Value:                                                     $140,000
                                                                                ========

         2)    The Traditional GMDB value, which is total Purchase Payments
               $100,000 Reduced proportionately by the percentage of Contract
               Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $100,000 =         -  12,500
                                                                                ---------
                                                                                $ 87,500

Therefore, the death benefit under the Traditional GMDB on the tenth Contract
Anniversary is $140,000.

Enhanced GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of 1or 2 :

         1) Contract Value:                                                      $140,000.00
                                                                                 ===========


         2) The Enhanced GMDB , which is the MAV:
               MAV on the ninth Contract Anniversary                              $180,000
               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $180,000 =          -  22,500
                                                                                 ---------
                                                                                  $157,500

Therefore, the death benefit under the Enhanced GMDB on the tenth Contract Anniversary is equal to $157,500.

DEATH BENEFIT PAYMENT OPTIONS

If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current Contract Value, or if greater, the death benefit value. An election by the spouse to continue the Contract must be made in a form satisfactory to us at our Service Center within 60 days after the death benefit first becomes payable by us. If a lump sum payment is requested, we will pay the amount within seven days of receipt of proof of death and the valid election, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or state forms.

We will pay interest as required by the state from the date of death when there is a delay in the payment of the death benefit.

Option A: lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

Option B: payment of the entire death benefit within five years of the date of any Owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary.

Option C: payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion share pro rata over the Annuity Payments.

Any portion of the death benefit not applied to an Annuity Option within one year of the date of the Contract Owner's death must be distributed within five years of the date of death.

If the Beneficiary wants to receive the payment other than in a lump sum, he/she may only make such an election during the 60 day period after the day that the lump sum first became payable.


11. OTHER INFORMATION
--------------------------------------------------------------------------------
ALLIANZ LIFE OF NEW YORK

Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York on September 21, 1982. We offer fixed and variable annuities and group life, accident and health insurance products. We are licensed to do direct business in six states, including New York and the District of Columbia. We are a subsidiary of Allianz Versicherungs-AG Holding, which is a provider of integrated financial services.

THE SEPARATE ACCOUNT

We established Allianz Life of NY Variable Account C, the Separate Account, (formerly Preferred Life Variable Account C) as a separate account under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the Separate Account are not generalized obligations of Allianz Life of New York.

DISTRIBUTION

USAllianz Investor Services, LLC (USAllianz), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. USAllianz, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. USAllianz is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the NASD, Inc. USAllianz is not a member of Securities Investors Protection Corporation. More information about USAllianz is available at http://www.nasd.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD, Inc. describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate USAllianz for the distribution and sale of the Contracts. USAllianz does not itself sell the Contracts on a retail basis. Rather, USAllianz enters into selling agreements with other third-party broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. One of these selling firms, USAllianz Securities, Inc., is our affiliate. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to USAllianz under their distribution plans in consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of the Investment Options may from time to time make payments for administrative services to USAllianz or its affiliates.

The maximum commission payable for Contract sales by the registered representatives of the selling firms is expected not to exceed 5% of Purchase Payments. Sometimes, we enter into an agreement with the selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 5% of Purchase Payments).

We may fund USAllianz' operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the USAllianz' management team; and other expenses associated with the Contracts.
Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with USAllianz. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items. Registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

We and/or USAllianz may pay certain selling firms additional marketing support allowances for:

o    marketing services and increased access to registered representatives;

o    sales promotions relating to the Contracts;

o costs associated with sales conferences and educational seminars for their registered representatives; and

o    other sales expenses incurred by them.


We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:

o the level of existing sales through the broker/dealer firm and the potential for new or additional sales;

o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;

o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;

o whether the broker/dealer firm's product mix is oriented toward our core markets;

o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;

o the potential return on investment of investing in a particular firm's system;

o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;

o    the broker/dealer  firm's registered  representative  and customer profile;
     and

o the prominence of the broker/dealer firm in its marketing channel and its reputation.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.

Additional information regarding marketing support payments can be found in the Distribution section of the Statement of Additional Information.


We and/or USAllianz may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/USALLIANZ SERVICE CENTER

Delaware Valley Financial Services, LLC. (DVFS) performs certain administrative services regarding the Contracts. DVFS is a wholly-owned subsidiary of Allianz Life Insurance Company of North America. The Service Center is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by the Service Center include:

o    Issuance of the Contracts,

o    Maintenance of Contract Owner records,

o Processing and mailing of account statements and other mailings to Contract Owners, and

o    Routine customer service including:

     -Responding to Contract Owner correspondence and inquiries,

     -Processing of Contract changes,

     -Processing  withdrawal  requests (both partial and total) and

     -Processing annuitization requests.


Historically we have compensated DVFS, based on a specified fee per transaction and an additional negotiated fee for enhancements to computer systems used to process our business. Currently we are on a cost basis. For the past three years USAllianz Investor Services, LLC has paid DVFS $55,646,396 for performing administrative services regarding the Contracts.


To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life of New York and the financial statements of the Separate Account have been included in the Statement of Additional Information.

12. GLOSSARY
--------------------------------------------------------------------------------


This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

Accumulation Phase - the period of time before you elect to begin receiving Annuity Payments. Subject to restrictions, you can make additional Purchase Payments during this time.

Accumulation Unit - the units into which we convert amounts invested in the subaccounts during the Accumulation Phase.

Annual Increase Amount - a calculation used in determining the Enhanced GMIB/GPWB values.

Annuitant - the natural person upon whose life the Annuity Payments are based. The Annuitant may be required to be the Contract Owner if the Contract is a Qualified Contract. The Contract Owner names the Annuitant at Contract issue.

Annuity Options - the income or payout options available under your Contract.

Annuity Payments - payments made by us to the Payee (you or someone you designate) pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed or a combination of both variable and fixed.

Annuity Unit - the units into which we convert amounts invested in the subaccount during the Payout Phase.

Beneficiary - the person(s) or entity the Contract Owner names to receive any death benefit. The Beneficiary is named at Contract issue. Unless an irrevocable Beneficiary has been named, the Contract Owner can change the Beneficiary or contingent Beneficiary. If no Beneficiary is named, the Contract Owner's estate becomes the Beneficiary.

Business Day - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life of New York is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

Contract - the deferred annuity contract corresponding to this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

Contract Anniversary - an anniversary of the Issue Date of your Contract.

Contract Owner - "you", "your" and "yours". The person or entity named in the Contract who may exercise all rights granted by the Contract. The Contract Owner is designated at Contract issue, unless changed.

Contract Value - on any Business Day we calculate the Contract Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and adding these results together.

Contract Year - any period of twelve (12) months commencing with the Issue Date and each Contract Anniversary thereafter.

Guaranteed Benefit Package (GBP) - a choice of two optional benefit packages available at Contract issue, consisting of the Traditional GBP (Traditional Guaranteed Minimum Income Benefit and Traditional Guaranteed Partial Withdrawal Benefit) or the Enhanced GBP (Enhanced Guaranteed Minimum Income Benefit and Enhanced Guaranteed Partial Withdrawal Benefit).

Income Date - the date that you begin receiving Annuity Payments under your Contract. This date must be the first day of a calendar month.

Investment Options - the variable Investment Options available under the Separate Account. You may not invest in more than 15 Investment Options at any one time. We may add, substitute or remove Investment Options in the future.

Issue Date - the date as shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

Joint Owners - a Non-Qualified Contract can be owned by up to two Joint Owners.

Maximum Anniversary Value (MAV) - a calculation used in determining the Enhanced GMIB/GPWB/GMDB values.

Non-Qualified Contract - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

Owner - the Contract Owner and/or any Joint Owner.

Payee - the person or entity you designate to receive Annuity Payments during the Payout Phase. An Owner or Annuitant can be the Payee but it is not required under the Contract. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Contract Owner. The Contract Owner can change the Payee at any time.

Payout Phase - the phase your Contract is in once Annuity Payments begin.

Purchase Payment - the money you put in the Contract.

Qualified Contract - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA, 403(b), or "90-24 transfer" contracts). Currently we issue Qualified Contracts that include but may not be limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA, 403(b) transfer Contracts ("90-24 transfers").

Separate Account - Allianz Life of NY Variable Account C is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life of New York. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Service Center - the USAllianz Service Center. Our Service Center address and phone number listed at the back of this prospectus.

13. TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                   Page
Allianz Life of New York.........................   2
Experts..........................................   2
Legal Opinions...................................   2
Distributor......................................   2
Reduction or Elimination of the
    Withdrawal Charge............................   2
Federal Tax Status...............................   3
       General...................................   3
       Diversification...........................   3
       Contract Owner Control....................   3
Contracts Owned by
           Other Than Natural Persons............   4
         Income Tax Withholding..................   5
         Required Distributions..................   5
           Qualified Contracts...................   6
Annuity Provisions...............................   7
       Annuity Units/ Calculating
Annuity Payments.................................   7
Mortality and Expense Risk Guarantee............... 8
Financial Statements.............................   8
Appendix - Condensed Financial Information.......   8

14. PRIVACY NOTICE
--------------------------------------------------------------------------------
A notice about your nonpublic financial and health information (February 2005)


Privacy Notice Revisions

We have amended the "Confidentiality and security of your information" section. This section has been expanded to include additional details on our safeguarding policies. We also amended the "Access and/or correction to your information" section to be applicable to customers in all states.

We care about your privacy!

This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz Life(R) of NY. Your privacy is a high priority for us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with law. All persons with access to this information must follow this policy.

We collect the following information:

o Information from you--received from our insurance and annuity applications, claim forms or other forms. Examples are: your name, address, and date of birth;

o Information about your transactions with us--examples are: your account balances, and your payment history;

o Information from third parties--from consumer reporting agencies; examples are: credit reports, and employment data.

We may disclose the following information:

We disclose information such as your name, address, and policy information:

o    To  our  service   providers--such   as  persons  who:  collect   premiums,
     investigate claims, and administer benefits;

o    As permitted by law--examples are:

to government regulators, to law enforcement agencies, and related to court orders;

o    Other circumstances--examples are:

to consumer reporting agencies to obtain underwriting information, to medical professionals to process your claim, to your insurance agent so he or she can perform services for you.

Confidentiality and security of your information:

o We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information.

o    We do not sell your information to others.

Information about our former customers:

Information about our former customers is retained by us on a secure basis. If any disclosure of your information is made, it would be as described in this notice. We do not disclose any information about our former customers except as allowed or required by law.

Access and/or correction of your information:

You have a right to access and request correction of your information that is retained by us.

Notification of change:

If we revise our privacy practices in the future, we will notify you prior to the changes.

Allianz Life Insurance Company of New York Contact Information:

If you have any questions or concerns about our privacy policies or procedures, please write or call:

Allianz Life Insurance
Company of New York
152 West 57th Street, 18th Floor
New York, NY 10019
212/586-7733

                              M40018-NY (R-2/2005)


APPENDIX A-ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
--------------------------------------------------------------------------------
This table  describes in detail the annual  expenses for each of the  Investment
Options.  We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent  calendar  year.  Except for the USAZ Funds and the PIMCO VIT portfolios,  neither the variable Investment Options nor their advisers are affiliated with Allianz Life.

------------------------------------------------------------------------------------------------------------------------------------
                                                          Annual operating expenses before fee waivers
                                                                    or expense reimbursements                           Total annual
                                                                                                                          operating
                                                                                                           Amount of      expenses
                                                                                                          contractual       after
                                                                                                          fee waivers    contractual
                                                                                                              and        fee waivers
                                                                                                         reimbursements  or expense
Variable Investment Option                                                                                            reimbursements
------------------------------------------------------------------------------------------------------------------------------------



                                                                      Rule
                                                         Management   12b-1    Service  Other
                                                            fees      fees*     fees   expenses  Total
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund (1)                                .75%       .25%     --       .20%    1.20%        --            1.20%
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM International Equity Fund (1)                       .90        .25      --       .64     1.79         .34           1.45
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio (8)                             .75        --       --       .10      .85         --             .85
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio (8)                                 .75        --       --       .06      .81         --             .81
------------------------------------------------------------------------------------------------------------------------------------
USAZ Davis NY Venture Fund - Class 1 (1), (9), (10)          .75        --       --       .20      .95         --             .95
------------------------------------------------------------------------------------------------------------------------------------
USAZ Davis NY Venture Fund - Class 2 (1), (9)                .75        .25      --       .20     1.20         --            1.20
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock Index Portfolio - Service         .35        .25      --       --       .60         --             .60
Shares
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund - Service Shares                    .25        .25      --       .01      .51         --             .51
------------------------------------------------------------------------------------------------------------------------------------
USAZ Dreyfus Founders Equity Growth Fund (1)                 .81        .25      --       .20     1.26         .06           1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ Dreyfus Premier Small Cap Value Fund - Class 1          .90        --       --       .36     1.26         .16           1.10
(1), (9), (10)
------------------------------------------------------------------------------------------------------------------------------------
USAZ Dreyfus Premier Small Cap Value Fund - Class 2          .90        .25      --       .36     1.51         .16           1.35
(1), (9)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund - Class       .58        .25      --       .06      .89         --             .89
2 (2), (3)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund - Class 2         .49        .25      --       .03      .77         --             .77
(2), (3)
------------------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund - Class 2 (2), (3)                 .56        .25      --       .06      .87         --             .87
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2 (2), (3)           .47        .25      --       .02      .74         --             .74
------------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund - Class 2          .75        .25      --       .04     1.04         --            1.04
(2), (3)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund - Class 2 (2), (3)                 .48        .25      --       .02      .75         --             .75
------------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund - Class 2          .68        .25      --       .03      .96         .02            .94
(2), (3), (4)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Securities Fund - Class 2      .48        .25      --       .29     1.02         .03            .99
(2), (4)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund - Class 2 (2),      .53        .25      --       .18      .96         .04            .92
(4)
------------------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund - Class 2 (2), (3)             .49        .25      --       .05      .79         --             .79
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005 - Class 1 (3)                 .62        --       --       .05      .67         --             .67
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010 - Class 1 (3)                 .62        --       --       .06      .68         --             .68
------------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund - Class 2 (2)               .60        .25      --       .15     1.00         --            1.00
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (2)                  .80        .25      --       .21     1.26         --            1.26
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2      1.25        .25      --       .29     1.79         --            1.79
(2)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2 (2), (4)         .68        .25      --       .19     1.12         .05           1.07
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2 (2), (3)          .79        .25      --       .07     1.11         --            1.11
------------------------------------------------------------------------------------------------------------------------------------
USAZ Franklin Small Cap Value Fund (1)                       .75        .25      --       .23     1.23         --            1.23
------------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio - Class 2 (8)                 .75        .25      --       .28     1.28         --            1.28
------------------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio - Class       .90        .25      --       .53     1.68       --              1.68
2 (5), (8)
------------------------------------------------------------------------------------------------------------------------------------
SP William Blair International Growth Portfolio - Class      .85        .25      --       .32     1.42         --            1.42
2 (8)
------------------------------------------------------------------------------------------------------------------------------------
USAZ Jennison 20/20 Focus Fund (1), (7)                      .80        .25      --       .30     1.35         .15           1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ Jennison Growth Fund (1), (7)                           .80        .25      --       .30     1.35         .15           1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ Legg Mason Growth Fund (1)                              .85        .25      --       .25     1.35         .05           1.30
------------------------------------------------------------------------------------------------------------------------------------
USAZ Legg Mason Value Fund (1)                               .75        .25      --       .20     1.20         --            1.20
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (8)                    .63        --       --       .03      .66         --             .66
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA (8)                          .72        --       --       .03      .75         --             .75
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA (8)                          .66        --       --       .01      .67         --             .67
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund (1)                    .85        .25      --       .25     1.35         --            1.35
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Technologies Fund (1)              .84        .25      --       .26     1.35         --            1.35
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Global Fund - Class 1 (1), (9), (10)        .90        --       --       .36     1.26         .06           1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Global Fund - Class 2 (1), (9)              .90        .25      --       .36     1.51         .06           1.45
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer International Growth Fund (1)               .88        .25      --       .64     1.77         .32           1.45
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Main Street Fund - Class 1 (1), (9),        .80        --       --       .24     1.04         .09            .95
(10)
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Main Street Fund - Class 2 (1), (9)         .80        .25      --       .24     1.29         .09           1.20
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio - Admin. Class (6), (8)        .20        -       .15       .88     1.23         .03           1.20
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Commodity Portfolio - Admin. Class (7) , (8)       .49        -       .15       .94     1.58         .68            .90
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio - Admin.           .45        -       .15       .41     1.01         -             1.01
Class (7) , (8)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond Portfolio - Admin. Class (7) , (8)     .25        -       .15       .50      .90         -              .90
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio - Admin. Class (8)            .25        -       .15       .35      .75         -              .75
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Admin. Class (8)           .25        -       .15       .25      .65         -              .65
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income Portfolio -           .40        -       .15       .10      .65         -              .65
Admin. Class (8)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio- Admin. Class (8)           .25        -       .15       .25      .65         -              .65
------------------------------------------------------------------------------------------------------------------------------------
USAZ PEA Renaissance Fund (1)                                .75        .25      --       .30     1.30         --            1.30
------------------------------------------------------------------------------------------------------------------------------------
USAZ PEA Value Fund (1)                                      .75        .25      --       .20     1.20         --            1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ Salomon Brothers Large Cap Growth Fund (1)              .80        .25      --       .20     1.25         .05           1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ Salomon Brothers Small Cap Growth Fund (1), (7)         .85        .25      --       .30     1.40         .05           1.35
------------------------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value Portfolio - Class 1 (8)          1.00        --       --       .14     1.14         --            1.14
------------------------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund (1)                                   .35        .25      --       .18      .78         --             .78
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Aggressive Growth Fund (1)                   .90        .25      --       .21     1.36         .06           1.30
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund (1)                            .76        .25      --       .19     1.20         --            1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund (1)                     .85        .25      --       .20     1.30         .10           1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Equity and Income Fund (1)                   .75        .25      --       .22     1.22         .02           1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Global Franchise Fund (1)                    .95        .25      --       .28     1.48         .03           1.45
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund (1)                   .76        .25      --       .20     1.21         .01           1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Mid-Cap Growth Fund (1)                      .85        .25      --       .22     1.32         .02           1.30
------------------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, USAllianz Investor Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified in footnote
     (9).

(1) USAllianz Advisers, LLC ("USAZ"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through May 1, 2006. The Investment Option is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Investment Option to exceed the expense limitation noted above. The Investment Option's ability to reimburse USAZ in this manner only applies to fees paid or reimbursement made by USAZ within the previous three years.

(2) While the maximum amount payable under the Fund's class Rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(3)  The Fund administration fee is paid indirectly through the management fee.

(4) For the Franklin Rising Dividends, Franklin Small-Mid Cap Growth Securities, Franklin Small Cap Value Securities and Templeton Foreign Securities Funds, the managers have agreed in advance to make estimated reductions of 0.02%, 0.03%, 0.04% and 0.05%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund for cash management. The reduction is not voluntary and is required by the Investment Options' Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(5)  The investment  adviser  voluntarily  agreed to reimburse  "other expenses"
     that  exceeded  1.41%  for  the  year  ended   December  31,  2004.   These
     reimbursements are voluntary and may be terminated at any time.

(6) PIMCO has contractually agreed, for the Portfolio's current calendar year (12/31), to reduce total annual operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 1.20% of average daily net assets for the PIMCO VIT All Asset Portfolio. Under the Expense Limitation Agreement, which renews annually for a full calendar year unless terminated by PIMCO upon at least 30 days' notice prior to calendar year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. PIMCO has elected to continue the Expense Limitation Agreement for the calendar year ending 12/31/2005.

(7) The USAZ Jennison 20/20 Focus Fund, USAZ Jennison Growth Fund, PIMCO VIT Commodity Portfolio, PIMCO VIT Emerging Markets Bond Portfolio, PIMCO VIT Global Bond Portfolio and the USAZ Salomon Brothers Small Cap Growth Fund commenced operations as of April 29, 2005. The expenses shown above for these variable Investment Options are estimated for the current calendar year.

(8) We may enter into certain arrangements under which we, or our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is 0.25% of the average aggregate amount invested by us in the Investment Options on a monthly basis.

(9) The USAZ Davis NY Venture Fund, USAZ Dreyfus Premier Small Cap Value Fund, USAZ Oppenheimer Global Fund, and the USAZ Oppenheimer Main Street Fund each have Class 1 shares and Class 2 shares. Class 2 shares of each Fund pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.

(10) Not currently available.

This table describes in detail the annual expenses for each of the USAZ FusionPortfolios. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contract for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the USAZ FusionPortfolios, and the USAZ FusionPortfolios do not pay services fees for 12b-1 fees. The underlying funds of the USAZ FusionPortfolios may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

  ----------------------------------------------------------------------------------------------------------------------------------
  Variable Investment Option                                                                Investment    Underlying Total annual
                                                                                               Option                  operating
                                                                                              operating                 expenses
                                                                                Amount of    expenses after  fund          after
                                                                              contractual    contractual   expenses   contractual
                                         Annual Investment Option operating    fee waivers    fee waivers   and        fee waivers
                                     expenses before fee waivers or expense       and            and       12b-1       or expense
                                                 reimbursements              reimbursements reimbursements   fees**   reimbursements
  ----------------------------------------------------------------------------------------------------------------------------------
                                     Management        Other      Total
                                                 Rule
                                                 12b-1            operating
                                        fees     fees*  expenses   expenses
  ----------------------------------------------------------------------------------------------------------------------------------
  USAZ Fusion Balanced Fund (1),      .20%         --      .30%      .50%         .15%          .35%         1.20%        1.55%
  (2), (3)
  ----------------------------------------------------------------------------------------------------------------------------------
  USAZ Fusion Growth Fund (1), (2),       .20%     --      .30%      .50%         .15%          .35%         1.20%        1.55%
  (3)
  ----------------------------------------------------------------------------------------------------------------------------------
  USAZ Fusion Moderate Fund (1),          .20%     --      .30%      .50%         .15%          .35%         1.20%        1.55%
  (2), (3)
  ----------------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, USAllianz Investor Services, LLC, will receive 12b-1 fees.

** These expenses include an arithmetic average of the expenses and 12b-1 fees of the underlying funds.

(1) USAllianz Advisers, LLC ("USAZ"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.35% through at least May 1, 2006. The operating expenses covered by the expense limitation include fees deducted from Fund assets such as audit fees and payments to outside trustees. The Investment Option is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Investment Option to exceed the expense limitations in the agreement. The Manager may request and receive reimbursement of fees waived or limited and other reimbursements made by the Manager. Any reimbursement to the Manager must be made not more than three years from the calendar year in which the corresponding reimbursement to the Investment Option was made.

(2) The Investment Option commenced operations as of April 29, 2005. The expenses shown above for the variable Investment Option are estimated for the current calendar year.

(3) Persons with Contract Value allocated to the USAZ FusionPortfolios will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses of 1.20% after contractual fee waivers and reimbursements are an estimate computed by determining the arithmetic average of the expense ratios of the underlying funds that are available for each Investment Option to purchase. The USAZ FusionPortfolios, at the discretion of the Manager, may assign larger weightings to certain funds and may invest in underlying funds not included in this calculation. The range of fees for the underlying funds before contractual fee waivers and reimbursements of the Fund is from 0.65% to 1.45%.

     These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses.

     The investment advisers to the underlying funds or their affiliates may pay "service fees" to the Company or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the USAZ FusionPortfolios, and the Portfolios do not pay service fees or 12b-1 fees.

APPENDIX B - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The consolidated financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract currently offered by this prospectus is reflected in the tables below. AUV information reflecting the additional combinations of charges is disclosed in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional
Information.

                   For the Period From Inception (April 30, 2004) to  December 31, 2004
------------------------------------------- ----------------------------------- -------------------------------------
(Number of units in thousands)                 Traditional GMDB and No GPB         Enhanced GMDB and Enhanced GBP

Investment Options:                                       1.75%                                2.60%
------------------------------------------- ----------------------------------- -------------------------------------
USAZ AIM Basic Value
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               10.744                               10.503
Number of units outstanding at end of                       0                                    0
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ AIM International Equity
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               12.091                               11.819
Number of units outstanding at end of                       1                                    4
period
------------------------------------------- ----------------------------------- -------------------------------------
Davis VA Financial
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               10.603                               10.253
Number of units outstanding at end of                       0                                    0
period
------------------------------------------- ----------------------------------- -------------------------------------
Davis VA Value
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                                 NA                                   NA
Number of units outstanding at end of                       NA                                   NA
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ Davis NY Venture
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               10.744                               10.459
Number of units outstanding at end of                       0                                    11
period
------------------------------------------- ----------------------------------- -------------------------------------
Dreyfus IP Small Cap Stock Index
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               12.300                               12.023
Number of units outstanding at end of                       2                                    7
period
------------------------------------------- ----------------------------------- -------------------------------------
Dreyfus Stock Index
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               11.106                               10.856
Number of units outstanding at end of                       0                                    28
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ Dreyfus Founders Equity Growth
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               9.257                                9.012
Number of units outstanding at end of                       0                                    5
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ Dreyfus Premier Small Cap Value
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               12.029                               11.961
Number of units outstanding at end of                       0                                    1
period
------------------------------------------- ----------------------------------- -------------------------------------
Franklin Global Communications Securities
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               17.269                               15.101
Number of units outstanding at end of                       0                                    0
period
------------------------------------------- ----------------------------------- -------------------------------------
Franklin Growth and Income Securities
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               31.037                               27.141
Number of units outstanding at end of                       0                                    1
period

------------------------------------------- ----------------------------------- -------------------------------------
Franklin High Income
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               21.587                               18.877
Number of units outstanding at end of                       1                                    2
period
------------------------------------------- ----------------------------------- -------------------------------------
Franklin Income Securities
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               38.390                               33.571
Number of units outstanding at end of                       0                                    9
period
------------------------------------------- ----------------------------------- -------------------------------------
Franklin Large Cap Growth Securities
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               17.917                               16.644
Number of units outstanding at end of                       0                                    9
period
------------------------------------------- ----------------------------------- -------------------------------------
Franklin Real Estate
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               48.802                               42.676
Number of units outstanding at end of                       0                                    1
period
------------------------------------------- ----------------------------------- -------------------------------------
Franklin Rising Dividends Securities
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               31.374                               28.105
Number of units outstanding at end of                       0                                    5
period
------------------------------------------- ----------------------------------- -------------------------------------
Franklin Small-Mid Cap Growth Securities
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               20.187                               18.673
Number of units outstanding at end of                       0                                    2
period
------------------------------------------- ----------------------------------- -------------------------------------
Franklin Small Cap Value Securities
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               14.832                               14.014
Number of units outstanding at end of                       0                                    1
period
------------------------------------------- ----------------------------------- -------------------------------------
Franklin U.S. Government
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               22.717                               19.865
Number of units outstanding at end of                       1                                    4
period
------------------------------------------- ----------------------------------- -------------------------------------
Franklin Zero Coupon 2005
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               28.390                               24.827
Number of units outstanding at end of                       0                                    0
period
------------------------------------------- ----------------------------------- -------------------------------------
Franklin Zero Coupon 2010
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               34.827                               30.455
Number of units outstanding at end of                       0                                    0
period
------------------------------------------- ----------------------------------- -------------------------------------
Mutual Discovery Securities
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               18.959                               17.690
Number of units outstanding at end of                       0                                    17
period
------------------------------------------- ----------------------------------- -------------------------------------
Mutual Shares Securities
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               18.088                               16.877
Number of units outstanding at end of                       0                                    6
period

------------------------------------------- ----------------------------------- -------------------------------------
Templeton Developing Markets Securities
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               13.489                               12.305
Number of units outstanding at end of                       0                                    2
period
------------------------------------------- ----------------------------------- -------------------------------------
Templeton Foreign Securities
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               20.779                               18.615
Number of units outstanding at end of                       0                                    1
period
------------------------------------------- ----------------------------------- -------------------------------------
Templeton Growth Securities
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               21.874                               19.954
Number of units outstanding at end of                       1                                    4
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ Franklin Small Cap Value
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               15.346                               15.130
Number of units outstanding at end of                       0                                    3
period
------------------------------------------- ----------------------------------- -------------------------------------
Jennison 20/20 Focus
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               11.730                               11.466
Number of units outstanding at end of                       0                                    11
period
------------------------------------------- ----------------------------------- -------------------------------------
SP Strategic Partners Focused Growth
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               6.412                                6.195
Number of units outstanding at end of                       0                                    1
period
------------------------------------------- ----------------------------------- -------------------------------------
SP William Blair InternationalGrowth
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               6.319                                6.105
Number of units outstanding at end of                       0                                    0
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ  Legg Mason Growth
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               10.726                               10.485
Number of units outstanding at end of                       0                                    0
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ Legg Mason Value                                       NA                                   NA
Unit value at beginning of period                         11.307                               11.007
Unit value at end of period                                 0                                    2
Number of units outstanding at end of
period
------------------------------------------- ----------------------------------- -------------------------------------
Oppenheimer Global Securities
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                                 NA                                   NA
Number of units outstanding at end of                       NA                                   NA
period
------------------------------------------- ----------------------------------- -------------------------------------
Oppenheimer High Income
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               11.831                               11.440
Number of units outstanding at end of                       0                                    0
period
------------------------------------------- ----------------------------------- -------------------------------------
Oppenheimer Main Street
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                                 NA                                   NA
Number of units outstanding at end of                       NA                                   NA
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ Oppenheimer Emerging Growth
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               13.480                               13.177
Number of units outstanding at end of                       0                                    2
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ Oppenheimer Emerging Technologies
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               8.147                                7.930
Number of units outstanding at end of                       0                                    0
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ Oppenheimer Global
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               11.445                               11.380
Number of units outstanding at end of                       0                                    6
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ Oppenheimer International Growth
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               12.788                               12.448
Number of units outstanding at end of                       0                                    1
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ Oppenheimer Main Street
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               10.733                               10.672
Number of units outstanding at end of                       0                                    6
period
------------------------------------------- ----------------------------------- -------------------------------------
PIMCO VIT All Asset
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               11.850                               11.782
Number of units outstanding at end of                       0                                    3
period
------------------------------------------- ----------------------------------- -------------------------------------
PIMCO VIT High Yield
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               12.341                               11.934
Number of units outstanding at end of                       1                                    3
period
------------------------------------------- ----------------------------------- -------------------------------------
PIMCO VIT Real Return
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               11.181                               11.023
Number of units outstanding at end of                       0                                    6
period
------------------------------------------- ----------------------------------- -------------------------------------
PIMCO VIT StocksPLUS Growth and Income
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               9.432                                9.121
Number of units outstanding at end of                       0                                    0
period
------------------------------------------- ----------------------------------- -------------------------------------
PIMCO VIT Total Return
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               12.143                               11.742
Number of units outstanding at end of                       2                                    2
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ  PEA Renaissance
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               14.222                               13.845
Number of units outstanding at end of                       0                                    11
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ  PEA Value
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               13.179                               12.829
Number of units outstanding at end of                       0                                    9
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ Salomon Brothers Large Cap Growth
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               10.025                               9.800
Number of units outstanding at end of                       9                                    4
period
------------------------------------------- ----------------------------------- -------------------------------------
Seligman Smaller-Cap Value
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                                 NA                                   NA
Number of units outstanding at end of                       NA                                   NA
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ Money Market
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               9.787                                9.464
Number of units outstanding at end of                       1                                    1
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ Van Kampen Aggressive Growth
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               8.083                                7.835
Number of units outstanding at end of                       0                                    1
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ Van Kampen Comstock
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               10.840                               10.507
Number of units outstanding at end of                       0                                    4
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ Van Kampen Emerging Growth
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               7.914                                7.671
Number of units outstanding at end of                       0                                    1
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ Van Kampen Equity and Income
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               10.785                               10.723
Number of units outstanding at end of                       0                                    1
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ Van Kampen Global Franchise
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               13.501                               13.310
Number of units outstanding at end of                       0                                    1
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ Van Kampen Growth and Income
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               11.323                               10.975
Number of units outstanding at end of                       0                                    0
period
------------------------------------------- ----------------------------------- -------------------------------------
USAZ Van Kampen Mid Cap Growth
Unit value at beginning of period                           NA                                   NA
Unit value at end of period                               10.629                               10.303
Number of units outstanding at end of                       0                                    7
period
------------------------------------------- ----------------------------------- -------------------------------------

The USAZ Jennison 20/20 Focus, USAZ Jennison Growth, PIMCO VIT Commodity, PIMCO VIT Emerging Markets Bond, PIMCO VIT Global Bond, and the USAZ Salomon Brothers Small Cap Growth Investment Options commenced operations under this Contract as of April 29, 2005, therefore no Accumulation Units are shown for these Investment Options.

The USAZ Fusion Balanced, USAZ Fusion Moderate and the USAZ Fusion Growth Investment Options commenced operations under this Contract as of April 29, 2005, therefore no Accumulation Units are shown for these Investment Options.


A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the phone number or address listed below. The table of contents of the SAI appears before the Privacy Notice in this prospectus.

In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract values, cash withdrawal value, death benefits, and (if applicable) the GMIB and/ or GPWB values change based on the investment experience of the variable Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can also review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 942-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:

Public Reference Section of the Commission
     450 Fifth Street NW
     Washington, DC 20549-0102

You can contact us at:

     Allianz Life Insurance Company of New York
     152 West 57th Street
     18th Floor
     New York, NY 10019
     (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:

     USAllianz Service Center
     P.O. Box 1122 Southeastern, PA 19398-1122 (800)-624-0197



                       STATEMENT OF ADDITIONAL INFORMATION


                             USALLIANZ CHARTER(R) II


                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by
         ALLIANZ LIFE(R) OF NY VARIABLE ACCOUNT C (the Separate Account)
                                       And

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK (Allianz Life of New York, we, us, our), formerly Preferred Life Insurance Company of New York

                                 April 29, 2005

This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:

                   Allianz Life Insurance Company of New York


                            75 Wall Street 20th Floor
                               New York, NY 10005
                                 (800)-624-0197
  Table of Contents                                                  Page

  Allianz Life of New York........................................     2
  Experts.........................................................     2
  Legal Opinions..................................................     2
  Distributor.....................................................     2
  Reduction or Elimination of the
         Withdrawal Charge........................................     3
  Federal Tax Status..............................................     3
         General..................................................     3
         Diversification..........................................     4
         Contract Owner Control...................................     4
         Contracts Owned by Other Than
             Natural Persons......................................     5
         Income Tax Withholding...................................     5
         Required Distributions...................................     5
         Qualified Contracts......................................     5
         Annuity Provisions.......................................     6
         Annuity Units/Calculating
  Annuity Payments................................................     7
  Mortality and Expense Risk Guarantee............................     7
  Financial Statements............................................     7
  Appendix - Condensed Financial Information......................     8


                                                                   ChtNYSAI-0505

 Allianz Life of New York
--------------------------------------------------------------------------------

Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York. Prior to January 1, 2003, Allianz Life of New York was known as Preferred Life Insurance Company of New York. We are a subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is also a stock life Insurance company. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), which is a financial holdings company. AZOA is a subsidiary of Allianz Versicherungs-AG Holding (Allianz AG) which is a provider of integrated financial services. Allianz AG is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, and group life, accident and health insurance products. Allianz Life of New York does not have a separate custodian for the assets for example, mutual fund shares, owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life of New York in effect acts as self custodian for the non- certificated shares we own through the Separate Account.

 Experts
--------------------------------------------------------------------------------


The financial statements of Allianz Life of NY Variable Account C as of and for the year ended December 31, 2004 (including the Statement of Changes in Net Assets for each of the years in the two year period then ended)and the financial statements of Allianz Life of New York as of December 31, 2004 and 2003 and for each of the years in the three years ended December 31, 2004 included in this SAI have been audited by KPMG LLP, independent registered public accounting firm, as indicated in their reports included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.


 Legal Opinions
--------------------------------------------------------------------------------

Stewart D. Gregg, Senior Counsel of Allianz Life of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.

 Distributor
--------------------------------------------------------------------------------

USAllianz Investor Services, LLC (USAllianz), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. USAllianz does not sell the Contracts on a retail basis. Rather, USAllianz enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.



We pay commissions for sales of the Contracts. USAllianz passes through most of the commissions it receives to selling firms for their sales. USAllianz received sales compensation with respect to the Contracts in the following amounts during the last calendar year.


Calendar Year         Aggregate Amount of              Aggregate Amount of Commissions Retained by USAllianz
                      Commissions Paid to USAllianz    After Payments to Selling Firms
--------------------- -------------------------------- -------------------------------------------------------
2004                                 0                                           0
--------------------- -------------------------------- -------------------------------------------------------

We may fund USAllianz' operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the USAllianz' management team; and other expenses associated with the Contracts. We also pay for USAllianz' operating and other expenses, including overhead, legal and accounting fees.


As  described   above,   USAllianz   sells  its  Contracts   primarily   through
"wholesaling", in which USAllianz sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, USAllianz has agreements with approximately 1,200 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one is non-affiliated. As described in the prospectus, USAllianz may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, USAllianz makes marketing support payments to approximately 35-40 firms. These payments vary in amount. In 2004, the five firms receiving the largest payments are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

--------------------------------------------------------------------------------
           Firm Name 2004 Marketing Support Paid
--------------------------------------------------------------------------------
                   AIG Advisor Group                                $833,739
--------------------------------------------------------------------------------
              National Planning Holdings                            $635,269
--------------------------------------------------------------------------------
           Raymond James Financial Services                         $431,997
--------------------------------------------------------------------------------
                 H D Vest Investments                               $423,699
--------------------------------------------------------------------------------
                Securities America Inc.                             $227,440
--------------------------------------------------------------------------------


 Reduction or Elimination of the Withdrawal Charge
--------------------------------------------------------------------------------

We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:

o    the size of the group;

o the total amount of Purchase Payments expected to be received from the group;

o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Contract Owners will continue to hold the Contracts for a certain period of time);

o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and

o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed.

We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life of New York or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

 Federal Tax Status
--------------------------------------------------------------------------------

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. A Contract Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump-sum payment or as Annuity Payments under the selected Annuity Option. For a lump-sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum-payment is taxed at ordinary income tax rates. For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates.

For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions. We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life of New York.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as these Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as this contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:

o no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;

o no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;

o no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and

o no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer" We intend that all Investment Options underlying these Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

Contract Owner Control


The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Contract Owner if the owner is a non-natural person, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Income Tax Withholding

All distributions or the portion thereof which is included in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:

o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of 10 years or more;

o    distributions which are required minimum distributions;

o the portion of the distributions not included in gross income (i.e. returns of after-tax contributions); or

o    hardship withdrawals.

Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Required Distributions

In order to be treated as an annuity  contract for federal  income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, section 72(s) requires that:

o if any Owner dies on or after the Income Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and

o if any Owner dies prior to the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Contract Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. If the Contract Owner is a non-natural person, then the death or change of an Annuitant is treated as the death of the Contract Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

Qualified Contracts

The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.


General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a qualified plan.


On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans will utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. For more information, please see prospectus section 7, Taxes - Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal.

Pension and Profit - Sharing Plans. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. For more information, please see prospectus section 7, Taxes - Qualified Contracts.We may choose not to allow pension or profit-sharing plans to purchase this Contract.

 Annuity Provisions
--------------------------------------------------------------------------------
We base your monthly Annuity Payment upon:

o whether you select a fixed payout, variable payout, or a combination of both fixed and variable payouts;

o the Contract Value (less any deduction we make for premium tax) on the Income Date;

o    the Annuity Option you select;

o    the age of the Annuitant and any joint Annuitant; and

o    the sex of the Annuitant and joint Annuitant where allowed.

We guarantee fixed payouts as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you elect to receive any portion of your Annuity Payments as a fixed payout, the amount of Contract Value that you elect to apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payouts are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Annuity Payments you elect to receive.


Annuity Units/Calculating Annuity Payments

The first Annuity Payment is equal to the amount of Contract Value you are applying to variable Annuity Payments on the Income Date (less any deductions we make for premium tax), divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among the subaccounts for your selected
Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:

o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and

o    divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will use an AIR of 3%, 5% or 7% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer or liquidation. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the surviving joint Annuitant elects to receive Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.


Mortality and Expense Risk Guarantee
--------------------------------------------------------------------------------

We guarantee that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

--------------------------------------------------------------------------------
Financial Statements


The audited financial statements of Allianz Life of New York as of and for the year ended December 31, 2004 should be considered only as bearing upon the ability of Allianz Life of New York to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2004 are also included.

APPENDIX-CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The consolidated financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C may be found in this SAI.


Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for all currently offered Contracts is reflected in the Appendix B to the prospectus. AUV information reflecting the additional combination of charges for the period from inception (April 30, 2004) to December 31, 2004 for all Contracts is listed below.

* Key to Product/Benefit Options:
                                                                              M&E Charges

------------------------------------------------------------------------------------------
ChtNY 2    USAllianz Charter II NY (Enhanced GMDB and no GBP)                   1.95%
------------------------------------------------------------------------------------------
ChtNY 3    USAllianz Charter II NY (Traditional GMDB and the Traditional        1.95%
           GBP)
------------------------------------------------------------------------------------------
ChtNY 4    USAllianz Charter II NY ((Enhanced GMDB)                             2.10%
------------------------------------------------------------------------------------------
ChtNY 5    USAllianz Charter II NY (Traditional GMDB and the Enhanced GBP)      2.45%
------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Product/Benefit Period    USAZ AIM Basic Value   USAZ AIM International    Davis VA Financial       Davis VA Value
  Option         or             Fund                 Equity Fund             Portfolio               Portfolio
              Calendar
              Year Ended
                    -----------------------------------------------------------------------------------------------
                      Total End   Unit Price  Total End  Unit Price  Total End  Unit Price   Total End  Unit Price
                       Units                   Units                  Units                   Units
-------------------------------------------------------------------------------------------------------------------
ChtNY 2    12/31/04            0     10.687           0      12.027          0      10.520           0       0.000

-------------------------------------------------------------------------------------------------------------------
ChtNY 3    12/31/04            0     10.687           0      12.027          0      10.520           0       0.000

-------------------------------------------------------------------------------------------------------------------
ChtNY 4    12/31/04            0     10.644           0      11.979          0      10.457           0       0.000

-------------------------------------------------------------------------------------------------------------------
ChtNY 5    12/31/04            0     10.545           3      11.867          0      10.314           0       0.000
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Product/Benefit Period    USAZ Davis NY Venture   Dreyfus IP Small Cap    Dreyfus Stock Index    USAZ Dreyfus Founders
  Option         or           Fund                Stock Index Portfolio           Fund            Equity Growth Fund
               Calendar
              Year Ended
-------------------------------------------------------------------------------------------------------------------
                     Total End   Unit Price  Total End  Unit Price  Total End  Unit Price   Total End  Unit Price
                       Units                  Units                  Units                   Units
-------------------------------------------------------------------------------------------------------------------
ChtNY 2    12/31/04            0     10.676           0      12.234          1      11.047           0       9.199
-------------------------------------------------------------------------------------------------------------------
ChtNY 3    12/31/04            2     10.676           0      12.234          0      11.047           0       9.199
-------------------------------------------------------------------------------------------------------------------
ChtNY 4    12/31/04            0     10.626           0      12.185          0      11.003           0       9.156
-------------------------------------------------------------------------------------------------------------------
ChtNY 5    12/31/04            3     10.508           3      12.072          2      10.900           0       9.055
-------------------------------------------------------------------------------------------------------------------
Product/Benefit   Period  USAZ Dreyfus Premier       Franklin Global      Franklin Growth and    Franklin High Income
  Option          or      Small Cap Value Fund       Communications      Income Securities Fund          Fund
               Calendar                             Securities Fund
               Year Ended
-------------------------------------------------------------------------------------------------------------------
                     Total End   Unit Price  Total End  Unit Price  Total End  Unit Price   Total End  Unit Price
                       Units                   Units                  Units                   Units
-------------------------------------------------------------------------------------------------------------------
ChtNY 2    12/31/04            0     12.013           1      16.732          0      30.073           0      20.916
-------------------------------------------------------------------------------------------------------------------
ChtNY 3    12/31/04            0     12.013           0      16.732          0      30.073           0      20.916
-------------------------------------------------------------------------------------------------------------------
ChtNY 4    12/31/04            0     12.001           0      16.341          0      29.369           0      20.427
-------------------------------------------------------------------------------------------------------------------
ChtNY 5    12/31/04            3     11.973           0      15.463          1      27.791           1      19.329
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Product/Benefit  Period     Franklin Income       Franklin Large Cap     Franklin Real Estate      Franklin Rising
  Option          or        Securities Fund     Growth Securities Fund           Fund           Dividends Securities
               Calendar                                                                                 Fund
               Year Ended
-------------------------------------------------------------------------------------------------------------------
                     Total End   Unit Price  Total End  Unit Price  Total End  Unit Price   Total End  Unit Price
                       Units                   Units                  Units                   Units
-------------------------------------------------------------------------------------------------------------------
ChtNY 2    12/31/04            0     37.197           0      17.609          0      47.286           0      30.572
-------------------------------------------------------------------------------------------------------------------
ChtNY 3    12/31/04            0     37.197           0      17.609          0      47.286           0      30.572
-------------------------------------------------------------------------------------------------------------------
ChtNY 4    12/31/04            1     36.327           0      17.381          0      46.180           0      29.984
-------------------------------------------------------------------------------------------------------------------
ChtNY 5    12/31/04            0     34.375           0      16.862          1      43.699           0      28.656

-------------------------------------------------------------------------------------------------------------------
Product/Benefit Period    Franklin Small-Mid Cap    Franklin Small Cap        Franklin U.S.       Franklin Zero Coupon
  Option         or       Growth Securities Fund   Value Securities Fund     Government Fund            Fund 2005
               Calendar
               Year Ended
-------------------------------------------------------------------------------------------------------------------
                     Total End   Unit Price  Total End  Unit Price  Total End  Unit Price   Total End  Unit Price
                       Units                   Units                  Units                   Units
-------------------------------------------------------------------------------------------------------------------
ChtNY 2    12/31/04            0     19.820           1      14.635          0      22.011           0      27.508
-------------------------------------------------------------------------------------------------------------------
ChtNY 3    12/31/04            0     19.820           0      14.635          0      22.011           0      27.508
-------------------------------------------------------------------------------------------------------------------
ChtNY 4    12/31/04            0     19.549           0      14.489          0      21.496           0      26.865
------------------------------------------------------------------------------------------------------------------
ChtNY 5    12/31/04            0     18.931           0      14.155          0      20.341           0      25.421
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Product/Benefit  Period    Franklin Zero Coupon    Mutual Discovery         Mutual Shares       Templeton Developing
  Option          or           Fund 2010            Securities Fund        Securities Fund     Markets Securities Fund
               Calendar
               Year Ended
-------------------------------------------------------------------------------------------------------------------
                     Total End   Unit Price  Total End  Unit Price  Total End  Unit Price   Total End  Unit Price
                       Units                   Units                  Units                   Units
-------------------------------------------------------------------------------------------------------------------
ChtNY 2    12/31/04            0     33.745           0      18.653          0      17.796           0      13.200
-------------------------------------------------------------------------------------------------------------------
ChtNY 3    12/31/04            0     33.745           0      18.653          0      17.796           0      13.200
-------------------------------------------------------------------------------------------------------------------
ChtNY 4    12/31/04            0     32.955           0      18.426          0      17.580           0      12.988
-------------------------------------------------------------------------------------------------------------------
ChtNY 5    12/31/04            0     31.185           0      17.907          2      17.085           1      12.506

-------------------------------------------------------------------------------------------------------------------
Product/Benefit  Period      Templeton Foreign       Templeton Growth      USAZ Franklin Small    Jennison 20/20 Focus
  Option          or           Securities Fund         Securities Fund         Cap Value Fund            Portfolio
               Calendar
              Year Ended
-------------------------------------------------------------------------------------------------------------------
                     Total End   Unit Price  Total End  Unit Price  Total End  Unit Price   Total End  Unit Price
                       Units                   Units                  Units                   Units
-------------------------------------------------------------------------------------------------------------------
ChtNY 2    12/31/04            0     20.248           0      21.407          0      15.295           0      11.667
-------------------------------------------------------------------------------------------------------------------
ChtNY 3    12/31/04            0     20.248           0      21.407          0      15.295           0      11.667
-------------------------------------------------------------------------------------------------------------------
ChtNY 4    12/31/04            0     19.859           0      21.062          1      15.257           0      11.620
-------------------------------------------------------------------------------------------------------------------
ChtNY 5    12/31/04            0     18.980           1      20.280          4      15.168           0      11.512
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Product/Benefit  Period    SP Strategic Partners     SP William Blair        USAZ Legg Mason      USAZ Legg Mason Value
  Option          or           Focused Growth       International Growth        Growth Fund                Fund
               Calendar        Portfolio               Portfolio
              Year Ended
-------------------------------------------------------------------------------------------------------------------
                     Total End   Unit Price  Total End  Unit Price  Total End  Unit Price   Total End  Unit Price
                       Units                   Units                  Units                   Units
-------------------------------------------------------------------------------------------------------------------
ChtNY 2    12/31/04            1      6.360           0       6.268          0      10.669           0      11.236
-------------------------------------------------------------------------------------------------------------------
ChtNY 3    12/31/04            0      6.360           0       6.268          0      10.669           0      11.236
-------------------------------------------------------------------------------------------------------------------
ChtNY 4    12/31/04            0      6.322           0       6.230          0      10.626           0      11.183
-------------------------------------------------------------------------------------------------------------------
ChtNY 5    12/31/04            0      6.233           0       6.142          0      10.527           0      11.059
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Product/Benefit  Period     Oppenheimer Global       Oppenheimer High        Oppenheimer Main       USAZ Oppenheimer
  Option          or         Securities Fund/VA        Income Fund/VA          Street Fund/VA      Emerging Growth Fund
               Calendar
               Year Ended
-------------------------------------------------------------------------------------------------------------------
                     Total End   Unit Price  Total End  Unit Price  Total End  Unit Price   Total End  Unit Price
                       Units                   Units                  Units                   Units
-------------------------------------------------------------------------------------------------------------------
ChtNY 2    12/31/04            0      0.000           0      11.737          0       0.000           0      13.408
-------------------------------------------------------------------------------------------------------------------
ChtNY 3    12/31/04            0      0.000           0      11.737          0       0.000           0      13.408
-------------------------------------------------------------------------------------------------------------------
ChtNY 4    12/31/04            0      0.000           0      11.668          0       0.000           0      13.355
-------------------------------------------------------------------------------------------------------------------
ChtNY 5    12/31/04            0      0.000           0      11.508          0       0.000           0      13.230
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Product/Benefit Period      USAZ Oppenheimer        USAZ Oppenheimer        USAZ Oppenheimer     USAZ Oppenheimer Main
  Option        or        Emerging Technologies        Global Fund        International Growth        Street Fund
              Calendar          Fund                                            Fund
              Year Ended
-------------------------------------------------------------------------------------------------------------------
                     Total End   Unit Price  Total End  Unit Price  Total End  Unit Price   Total End  Unit Price
                       Units                   Units                  Units                   Units
-------------------------------------------------------------------------------------------------------------------
ChtNY 2    12/31/04            0      8.095           0      11.429          1      12.707           1      10.719
-------------------------------------------------------------------------------------------------------------------
ChtNY 3    12/31/04            0      8.095           0      11.429          0      12.707           1      10.719
-------------------------------------------------------------------------------------------------------------------
ChtNY 4    12/31/04            0      8.057           0      11.418          0      12.647           0      10.708
-------------------------------------------------------------------------------------------------------------------
ChtNY 5    12/31/04            0      7.968           0      11.391          0      12.508           3      10.683
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Product/Benefit Period     PIMCO VIT All Asset    PIMCO VIT High Yield   PIMCO VIT Real Return   PIMCO VIT StocksPLUS
  Option        or              Portfolio               Portfolio              Portfolio           Growth and Income
              Calendar                                                                               Portfolio
              Year Ended
-------------------------------------------------------------------------------------------------------------------
                     Total End   Unit Price  Total End  Unit Price  Total End  Unit Price   Total End  Unit Price
                       Units                   Units                  Units                   Units
-------------------------------------------------------------------------------------------------------------------
ChtNY 2    12/31/04            0     11.834           0      12.244          0      11.144           0       9.358
-------------------------------------------------------------------------------------------------------------------
ChtNY 3    12/31/04            0     11.834           0      12.244          1      11.144           0       9.358
-------------------------------------------------------------------------------------------------------------------
ChtNY 4    12/31/04            4     11.822           0      12.172          8      11.116           0       9.303
--------------------------------------------------------------------------------------------------------------------
ChtNY 5    12/31/04            2     11.794           0      12.005          6      11.051           0       9.175
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Product/Benfit Period   PIMCO VIT Total Return   USAZ PEA Renaissance    USAZ PEA Value Fund    USAZ Salomon Brothers
  Option         or              Portfolio                 Fund                                   Large Cap Growth Fund
             Calendar
             Year Ended
-------------------------------------------------------------------------------------------------------------------
                     Total End   Unit Price  Total End  Unit Price  Total End  Unit Price   Total End  Unit Price
                       Units                   Units                  Units                   Units
-------------------------------------------------------------------------------------------------------------------
ChtNY 2    12/31/04            1     12.047           0      14.133          0      13.096           0       9.972
-------------------------------------------------------------------------------------------------------------------
ChtNY 3    12/31/04            0     12.047           0      14.133          0      13.096           0       9.972
-------------------------------------------------------------------------------------------------------------------
ChtNY 4    12/31/04            0     11.976           1      14.066          0      13.034           0       9.932
-------------------------------------------------------------------------------------------------------------------
ChtNY 5    12/31/04            0     11.812          11      13.911          5      12.890           0       9.839
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Product/Benefit Period    Seligman Smaller-Cap   USAZ Money Market Fund     USAZ Van Kampen         USAZ Van Kampen
  Option         or           Value Portfolio                             Aggressive Growth Fund      Comstock Fund
               Calendar
               Year Ended
-------------------------------------------------------------------------------------------------------------------
                     Total End   Unit Price  Total End  Unit Price  Total End  Unit Price   Total End  Unit Price
                       Units                   Units                  Units                   Units
-------------------------------------------------------------------------------------------------------------------
ChtNY 2    12/31/04            0      0.000           0       9.710          0       8.024           0      10.761
-------------------------------------------------------------------------------------------------------------------
ChtNY 3    12/31/04            0      0.000           0       9.710          0       8.024           0      10.761
-------------------------------------------------------------------------------------------------------------------
ChtNY 4    12/31/04            0      0.000           0       9.652          0       7.980           0      10.702
-------------------------------------------------------------------------------------------------------------------
ChtNY 5    12/31/04            0      0.000           0       9.520          0       7.878           0      10.565
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Product/Benefit Period       USAZ Van Kampen       USAZ Van Kampen Equity     USAZ Van Kampen     USAZ Van Kampen Growth
  Option         or          Emerging Growth Fund       and Income Fund     Global Franchise Fund      and Income Fund
              Calendar
             Year Ended
-------------------------------------------------------------------------------------------------------------------
                     Total End   Unit Price  Total End  Unit Price  Total End  Unit Price   Total End  Unit Price
                       Units                   Units                  Units                   Units
-------------------------------------------------------------------------------------------------------------------
ChtNY 2    12/31/04            0      7.856           0      10.770          0      13.456           1      11.240
-------------------------------------------------------------------------------------------------------------------
ChtNY 3    12/31/04            0      7.856           0      10.770          0      13.456           0      11.240
-------------------------------------------------------------------------------------------------------------------
ChtNY 4    12/31/04            0      7.813           0      10.759          1      13.422           0      11.178
-------------------------------------------------------------------------------------------------------------------
ChtNY 5    12/31/04            0      7.713           0      10.734          2      13.344           3      11.035
-------------------------------------------------------------------------------------------------------------------

Product/Benefit Period     USAZ Van Kampen Mid
  Option        or           Cap Growth Fund
               Calendar
              Year Ended
--------------------------------------------
                     Total End   Unit Price
                       Units
--------------------------------------------
ChtNY 2    12/31/04            0     10.552
--------------------------------------------
ChtNY 3    12/31/04            0     10.552
--------------------------------------------
ChtNY 4    12/31/04            0     10.494
--------------------------------------------
ChtNY 5    12/31/04            0     10.360
--------------------------------------------


                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

                                       OF

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK


                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2004

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

The Board of Directors of Allianz Life Insurance Company of New York and Contract Owners of Allianz Life of NY Variable Account C:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life of NY Variable Account C as of December 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-years then ended and the financial highlights for each of the years in the four-years then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life of NY Variable Account C as of December 31, 2004, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with U.S. generally accepted accounting principles.



                                                     KPMG LLP


Minneapolis, Minnesota
March 11, 2005

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                                                           ALGER     ALGER
                                                       AIM V.I.                 AIM V.I.    ALGER        AMERICAN    AMERICAN
                                                        CAPITAL                  PREMIER    AMERICAN    LEVERAGED     MIDCAP
                                                      APPRECIATION  AIM V.I.     EQUITY      GROWTH       ALLCAP      GROWTH
                                                         FUND     GROWTH FUND     FUND      PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                           $29          827         150         499          368          92
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                            29          827         150         499          368          92
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                              $29          827         150         499          368          92
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                             $29          827         150         499          368          92
                                                      --------------------------------------------------------------------------

          *Investment shares                                    1           52           7          14           12           4
           Investments at cost                                $30        1,643         162         817          658          76


                 See accompanying notes to financial statements.
                                        3

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                       ALGER
                                                       AMERICAN      DAVIS VA    DAVIS VA                DREYFUS IP
                                                         SMALL      FINANCIAL      REAL      DAVIS VA    SMALL CAP    DREYFUS
                                                      CAPITALIZATION PORTFOLIO     ESTATE      VALUE    STOCK INDEX     STOCK
                                                       PORTFOLIO                PORTFOLIO   PORTFOLIO   PORTFOLIO   INDEX FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                            $1          705          25       1,434        2,003       5,409
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                             1          705          25       1,434        2,003       5,409
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                               $1          705          25       1,434        2,003       5,409
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                              $1          705          25       1,434        2,003       5,409
                                                      --------------------------------------------------------------------------

          *Investment shares                                    -           55           2         122          128         175
           Investments at cost                                 $1          640          18       1,193        1,779       4,734


                 See accompanying notes to financial statements.
                                        4

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                       FRANKLIN     FRANKLIN                             FRANKLIN
                                                        GLOBAL     GROWTH AND   FRANKLIN    FRANKLIN    LARGE CAP    FRANKLIN
                                                      COMMUNICATIONS INCOME       HIGH       INCOME       GROWTH       MONEY
                                                      SECURITIES   SECURITIES    INCOME    SECURITIES   SECURITIES    MARKET
                                                         FUND         FUND        FUND        FUND         FUND         FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $12,935       39,356      12,925      39,699       12,084       6,624
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        12,935       39,356      12,925      39,699       12,084       6,624
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $12,935       39,356      12,925      39,699       12,084       6,624
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $12,935       39,356      12,925      39,699       12,084       6,624
                                                      --------------------------------------------------------------------------

          *Investment shares                                1,805        2,524       1,859       2,505          803       6,624
           Investments at cost                            $25,668       39,917      15,154      35,955       12,521       6,624


                 See accompanying notes to financial statements.
                                        5

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                    FRANKLIN                FRANKLIN
                                                       FRANKLIN      RISING                 SMALL CAP    FRANKLIN    FRANKLIN
                                                         REAL      DIVIDENDS    FRANKLIN      VALUE        U.S.        ZERO
                                                       ESTATE     SECURITIES    SMALL CAP   SECURITIES   GOVERNMENT   COUPON
                                                        FUND         FUND         FUND         FUND         FUND     FUND 2005
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $14,022       36,526       9,938       3,695       30,923       4,323
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        14,022       36,526       9,938       3,695       30,923       4,323
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $14,022       36,526       9,938       3,695       30,923       4,323
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $14,022       36,526       9,938       3,695       30,923       4,323
                                                      --------------------------------------------------------------------------

          *Investment shares                                  455        2,064         506         234        2,386         286
           Investments at cost                             $9,142       29,072       9,111       2,753       31,181       4,482


                 See accompanying notes to financial statements.
                                        6

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                                J.P.
                                                                      J.P.       MORGAN
                                                       FRANKLIN      MORGAN    U.S. LARGE   JENNISON      MUTUAL     MUTUAL
                                                         ZERO     INTERNATIONAL CAP CORE      20/20     DISCOVERY     SHARES
                                                        COUPON    OPPORTUNITIES  EQUITY       FOCUS     SECURITIES  SECURITIES
                                                       FUND 2010   PORTFOLIO    PORTFOLIO   PORTFOLIO      FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $4,542            9          13         984        9,929      16,326
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         4,542            9          13         984        9,929      16,326
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $4,542            9          13         984        9,929      16,326
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                          $4,542            9          13         984        9,929      16,326
                                                      --------------------------------------------------------------------------

          *Investment shares                                  275            1           1          80          606         975
           Investments at cost                             $4,454            7          13         847        7,769      12,606



                 See accompanying notes to financial statements.
                                        7

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)

                                                      OPPENHEIMER              OPPENHEIMER                           PIMCO VIT
                                                        GLOBAL    OPPENHEIMER     MAIN      PIMCO VIT    PIMCO VIT     REAL
                                                      SECURITIES  HIGH INCOME    STREET     ALL ASSET   HIGH YIELD    RETURN
                                                        FUND/VA     FUND/VA      FUND/VA    PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $2,504        2,898       3,330         668        2,750       4,257
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         2,504        2,898       3,330         668        2,750       4,257
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $2,504        2,898       3,330         668        2,750       4,257
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                          $2,504        2,898       3,330         668        2,750       4,257
                                                      --------------------------------------------------------------------------

          *Investment shares                                   85          329         160          58          327         329
           Investments at cost                             $2,030        2,779       2,980         650        2,616       4,199


                 See accompanying notes to financial statements.
                                        8

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                                                            SP          SP
                                                       PIMCO VIT                                        STRATEGIC     WILLIAM
                                                      STOCKSPLUS    PIMCO VIT   SELIGMAN    SELIGMAN     PARTNERS      BLAIR
                                                      GROWTH AND     TOTAL       GLOBAL     SMALL-CAP    FOCUSED    INTERNATIONAL
                                                        INCOME       RETURN    TECHNOLOGY     VALUE       GROWTH      GROWTH
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                          $357        7,202           7       1,993          311         340
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                           357        7,202           7       1,993          311         340
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                             $357        7,202           7       1,993          311         340
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                            $357        7,202           7       1,993          311         340
                                                      --------------------------------------------------------------------------

          *Investment shares                                   35          685           1         103           45          50
           Investments at cost                               $290        7,084           9       1,615          281         290



                 See accompanying notes to financial statements.
                                        9

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                    TEMPLETON               TEMPLETON
                                                       TEMPLETON   DEVELOPING   TEMPLETON    GLOBAL      TEMPLETON
                                                         ASSET      MARKETS      FOREIGN     INCOME       GROWTH     USAZ AIM
                                                       STRATEGY    SECURITIES  SECURITIES  SECURITIES   SECURITIES     BASIC
                                                         FUND         FUND        FUND        FUND         FUND     VALUE FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                          $870        4,770      19,411       4,136       17,190       2,887
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                           870        4,770      19,411       4,136       17,190       2,887
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                             $870        4,770      19,411       4,136       17,190       2,887
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                            $870        4,770      19,411       4,136       17,190       2,887
                                                      --------------------------------------------------------------------------

          *Investment shares                                   41          548       1,337         262        1,327         257
           Investments at cost                               $805        3,791      17,452       3,351       16,395       2,576


                 See accompanying notes to financial statements.
                                        10

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                                                           USAZ         USAZ
                                                                    USAZ AIM    USAZ AIM    USAZ         DREYFUS      DREYFUS
                                                       USAZ AIM       DENT     INTERNATIONALDAVIS NY     FOUNDERS     PREMIER
                                                       BLUE CHIP  DEMOGRAPHIC    EQUITY      VENTURE    GROWTH AND   SMALL CAP
                                                         FUND     TRENDS FUND     FUND        FUND     INCOME FUND   VALUE FUND
                                                      ---------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $1,604          306         731       2,767        1,032          471
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
       Total Assets                                         1,604          306         731       2,767        1,032          471
                                                      ---------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Net Assets                                           $1,604          306         731       2,767        1,032          471
                                                      ---------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      ---------------------------------------------------------------------------
    Total Contract Owners' Equity                          $1,604          306         731       2,767        1,032          471
                                                      ---------------------------------------------------------------------------

          *Investment shares                                  153           27          58         249          106           39
           Investments at cost                             $1,509          272         634       2,496          939          415



                 See accompanying notes to financial statements.
                                        11

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                                   USAZ        USAZ                     USAZ
                                                                               OPPENHEIMER OPPENHEIMER              OPPENHEIMER
                                                       USAZ LEGG                EMERGING    EMERGING       USAZ     INTERNATIONAL
                                                         MASON     USAZ MONEY    GROWTH    TECHNOLOGIESOPPENHEIMER    GROWTH
                                                      VALUE FUND  MARKET FUND     FUND        FUND     GLOBAL FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $1,367        6,670       1,548         631        1,482         378
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         1,367        6,670       1,548         631        1,482         378
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $1,367        6,670       1,548         631        1,482         378
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                          $1,367        6,670       1,548         631        1,482         378
                                                      --------------------------------------------------------------------------

          *Investment shares                                  118        6,670         111          74          128          29
           Investments at cost                             $1,191        6,670       1,399         601        1,305         332



                 See accompanying notes to financial statements.
                                        12

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                         USAZ
                                                      OPPENHEIMER  USAZ PIMCO   USAZ                     USAZ VAN    USAZ VAN
                                                         MAIN      NFJ SMALL    PIMCO PEA   USAZ          KAMPEN      KAMPEN
                                                        STREET     CAP VALUE   RENAISSANCE  PIMCO PEA   AGGRESSIVE   COMSTOCK
                                                         FUND         FUND        FUND     VALUE FUND  GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $2,088        1,519       4,332       3,826          611       2,647
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         2,088        1,519       4,332       3,826          611       2,647
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $2,088        1,519       4,332       3,826          611       2,647
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                          $2,088        1,519       4,332       3,826          611       2,647
                                                      --------------------------------------------------------------------------

          *Investment shares                                  194           97         294         281           71         236
           Investments at cost                             $1,955        1,319       3,730       3,370          537       2,298



                 See accompanying notes to financial statements.
                                        13

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                       USAZ VAN                 USAZ VAN    USAZ VAN                 VAN
                                                        KAMPEN      USAZ VAN     KAMPEN      KAMPEN                 KAMPEN LIT
                                                       EMERGING      KAMPEN      GLOBAL    GROWTH AND    USAZ VAN    EMERGING
                                                        GROWTH     EQUITY AND   FRANCHISE    INCOME       KAMPEN      GROWTH
                                                         FUND     INCOME FUND     FUND        FUND     GROWTH FUND   PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $1,091          274         772       2,091        1,225          14
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         1,091          274         772       2,091        1,225          14
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $1,091          274         772       2,091        1,225          14
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                          $1,091          274         772       2,091        1,225          14
                                                      --------------------------------------------------------------------------

          *Investment shares                                  129           25          56         178          112           1
           Investments at cost                             $1,000          259         706       1,735        1,085          17


                 See accompanying notes to financial statements.
                                        14

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2004
  (IN THOUSANDS)
                                                       VAN
                                                      KAMPEN LIT
                                                      GROWTH AND
                                                        INCOME      TOTAL ALL
                                                       PORTFOLIO       FUNDS
                                                      -------------------------

 Assets:
    Investments at net asset value*                           $12      381,765
                                                      -------------------------
                                                      -------------------------
       Total Assets                                            12      381,765
                                                      -------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -
                                                      -------------------------
                                                      -------------------------
      Total Liabilities                                         -            -
                                                      -------------------------
                                                      -------------------------
      Net Assets                                              $12      381,765
                                                      -------------------------

 Contract Owners' Equity (note 6):
                                                      -------------------------
    Total Contract Owners' Equity                             $12      381,765
                                                      -------------------------

          *Investment shares                                    1
           Investments at cost                                $10      364,004


                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)

                                                                                                                     ALGER
                                                       AIM V.I.                 AIM V.I.    AIM V.I.       ALGER     AMERICAN
                                                        CAPITAL                INTERNATIONAL PREMIER     AMERICAN    LEVERAGED
                                                      APPRECIATION  AIM V.I.     GROWTH      EQUITY       GROWTH      ALLCAP
                                                         FUND     GROWTH FUND     FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                        $-            -           -           1            -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                                -           12           -           2            7           5
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment income (loss), net                    -         (12)           -         (1)          (7)         (5)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -            -           -           -            -           -
    Realized gains (losses) on sales of investments,
net                                                             -        (184)           -           -         (67)        (54)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                       -        (184)           -           -         (67)        (54)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                             1          245           -           7           91          82
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                     1           61           -           7           24          28
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                    $1           49           -           6           17          23
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.
                                        16

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)
                                                       ALGER          ALGER                                          DREYFUS
                                                       AMERICAN     AMERICAN    DAVIS VA    DAVIS VA                 IP SMALL
                                                        MIDCAP       SMALL      FINANCIAL     REAL       DAVIS VA    CAP STOCK
                                                        GROWTH    CAPITALIZATION PORTFOLIO    ESTATE       VALUE        INDEX
                                                       PORTFOLIO   PORTFOLIO                PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                        $-            -           2           1           11           7
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                                1            -           9           -           24          20
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment income (loss), net                  (1)            -         (7)           1         (13)        (13)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -            -           -           1            -          39
    Realized gains (losses) on sales of investments,
net                                                             1            -           2           2           14          12
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                       1            -           2           3           14          51
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                             9            -          43           2          128         195
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                    10            -          45           5          142         246
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                    $9            -          38           6          129         233
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.
                                        17

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                    FRANKLIN    FRANKLIN    FRANKLIN
                                                                   AGGRESSIVE    GLOBAL    GROWTH AND                FRANKLIN
                                                       DREYFUS       GROWTH    COMMUNICATIONSINCOME      FRANKLIN     INCOME
                                                         STOCK     SECURITIES  SECURITIES  SECURITIES  HIGH INCOME  SECURITIES
                                                      INDEX FUND      FUND        FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                       $64            -         126       1,009          595       1,118
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               66            1         175         551          165         507
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment income (loss), net                  (2)          (1)        (49)         458          430         611
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -            -           -           -            -           -
    Realized gains (losses) on sales of investments,
net                                                           119        (105)     (2,393)       (590)        (763)          89
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     119        (105)     (2,393)       (590)        (763)          89
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           253          105       3,938       3,580        1,100       3,564
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   372            -       1,545       2,990          337       3,653
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $370          (1)       1,496       3,448          767       4,264
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.
                                        18

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)
                                                       FRANKLIN                             FRANKLIN                 FRANKLIN
                                                       LARGE CAP                FRANKLIN     RISING                  SMALL CAP
                                                        GROWTH      FRANKLIN      REAL      DIVIDENDS    FRANKLIN      VALUE
                                                      SECURITIES     MONEY       ESTATE    SECURITIES   SMALL CAP   SECURITIES
                                                          FUND    MARKET FUND     FUND         FUND        FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                       $61           52         220         238            -           7
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              166          102         167         497          138          41
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment income (loss), net                (105)         (50)          53       (259)        (138)        (34)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -            -          16         433            -           -
    Realized gains (losses) on sales of investments,
net                                                         (283)            -         472         848           19          91
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (283)            -         488       1,281           19          91
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         1,135            -       2,571       2,135        1,045         502
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   852            -       3,059       3,416        1,064         593
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $747         (50)       3,112       3,157          926         559
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.
                                        19

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)

J.P. J.P.
                                                       FRANKLIN                 FRANKLIN     MORGAN    MORGAN U.S.   JENNISON
                                                         U.S.       FRANKLIN      ZERO     INTERNATIONALLARGE CAP      20/20
                                                      GOVERNMENT  ZERO COUPON    COUPON    OPPORTUNITIECORE EQUITY     FOCUS
                                                         FUND      FUND 2005    FUND 2010   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                    $1,586          254         217           -            -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              463           71          68           -            -          11
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment income (loss), net                1,123          183         149           -            -        (11)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -            -           -           -            -           -
    Realized gains (losses) on sales of investments,
net                                                          (31)            8          22           -            -           7
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                    (31)            8          22           -            -           7
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (444)        (227)        (38)           1            1         100
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 (475)        (219)        (16)           1            1         107
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $648         (36)         133           1            1          96
operations
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements.
                                        20

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)

                                                       MUTUAL        MUTUAL    OPPENHEIMER OPPENHEIMER
                                                       DISCOVERY     SHARES      GLOBAL       HIGH     OPPENHEIMER   PIMCO VIT
                                                      SECURITIES   SECURITIES  SECURITIES    INCOME    MAIN STREET   ALL ASSET
                                                         FUND         FUND       FUND/VA     FUND/VA     FUND/VA     PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                       $95          131          17         212           19          18
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              128          220          38          46           55           5
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment income (loss), net                 (33)         (89)        (21)         166         (36)          13
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -            -           -           -            -           1
    Realized gains (losses) on sales of investments,
net                                                           192          562          22        (84)            8           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     192          562          22        (84)            8           2
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         1,208        1,149         335           5          222          18
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 1,400        1,711         357        (79)          230          20
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $1,367        1,622         336          87          194          33
operations
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements.
                                        21

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                                PIMCO VIT
                                                                               STOCKSPLUS   PIMCO VIT    SELIGMAN    SELIGMAN
                                                       PIMCO VIT    PIMCO VIT  GROWTH AND     TOTAL       GLOBAL     SMALL-CAP
                                                      HIGH YIELD  REAL RETURN    INCOME      RETURN     TECHNOLOGY     VALUE
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                      $111           27           6         117            -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               31           53           5         108            -          33
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment income (loss), net                   80         (26)           1           9            -        (33)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -          119           -         104            -           3
    Realized gains (losses) on sales of investments,
net                                                            20            8          11          16            -          19
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                      20          127          11         120            -          22
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                            41           59          17          60            -         272
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                    61          186          28         180            -         294
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $141          160          29         189            -         261
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.
                                        22

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)
                                                          SP
                                                       STRATEGIC   SP WILLIAM               TEMPLETON                TEMPLETON
                                                       PARTNERS      BLAIR      TEMPLETON  DEVELOPING    TEMPLETON    GLOBAL
                                                        FOCUSED   INTERNATIONAL   ASSET      MARKETS     FOREIGN      INCOME
                                                        GROWTH       GROWTH     STRATEGY   SECURITIES   SECURITIES  SECURITIES
                                                       PORTFOLIO   PORTFOLIO      FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                        $-            -          24          67          204         431
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                                5            6          12          60          251          55
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment income (loss), net                  (5)          (6)          12           7         (47)         376
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -            -           -           -            -           -
    Realized gains (losses) on sales of investments,
net                                                             5            3         (2)          59         (30)          90
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                       5            3         (2)          59         (30)          90
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                            22           40         102         794        2,939          35
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                    27           43         100         853        2,909         125
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                   $22           37         112         860        2,862         501
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.
                                        23

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                                            USAZ AIM
                                                       TEMPLETON                              DENT                   USAZ
                                                        GROWTH      USAZ AIM    USAZ AIM   DEMOGRAPHIC   USAZ AIM    DAVIS NY
                                                      SECURITIES  BASIC VALUE   BLUE CHIP    TRENDS    INTERNATIONAL  VENTURE
                                                         FUND         FUND        FUND        FUND     EQUITY FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                      $191            -           -           -            -           4
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              224           36          18           3            8          27
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment income (loss), net                 (33)         (36)        (18)         (3)          (8)        (23)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -            -           -           -            -           -
    Realized gains (losses) on sales of investments,
net                                                         (163)           29           3           -            4          13
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (163)           29           3           -            4          13
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         2,371          202          69          22           89         190
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 2,208          231          72          22           93         203
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $2,175          195          54          19           85         180
operations
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements.
                                        24

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)
                                                          USAZ      USAZ                                 USAZ           USAZ
                                                        DREYFUS      DREYFUS                 USAZ       OPPENHEIMER OPPENHEIMER
                                                        FOUNDERS     PREMIER     USAZ LEGG     MONEY     EMERGING     EMERGING
                                                       GROWTH AND   SMALL CAP  MASON VALUE    MARKET      GROWTH    TECHNOLOGIES
                                                      INCOME FUND  VALUE FUND      FUND        FUND        FUND         FUND
                                                      ---------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                         $-           -            3          56           -            -
                                                      ---------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                                16           4           15         141          19           10
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
               Investment income (loss), net                  (16)         (4)         (12)        (85)        (19)         (10)
                                                      ---------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                            -           4            -           -           3            4
    Realized gains (losses) on sales of investments,
net                                                              2           1           14           -         (5)            1
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
               Realized gains (losses) on                        2           5           14           -         (2)            5
investments, net
                                                      ---------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                             68          56          136           -         134          (8)
                                                      ---------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                     70          61          150           -         132          (3)
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
 Net increase (decrease) in net assets from                    $54          57          138        (85)         113         (13)
operations
                                                      ---------------------------------------------------------------------------



                 See accompanying notes to financial statements.
                                        25

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                                USAZ
                                                       USAZ           USAZ     OPPENHEIMER  USAZ        USAZ PIMCO
                                                      OPPENHEIMER OPPENHEIMER     MAIN      PIMCO NFJ      PEA       USAZ
                                                        GLOBAL    INTERNATIONAL  STREET     SMALL CAP  RENAISSANCE   PIMCO PEA
                                                         FUND     GROWTH FUND     FUND     VALUE FUND      FUND     VALUE FUND
                                                      --------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                        $-            1          11           -            -           4
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               12            3          18          15           50          45
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment income (loss), net                 (12)          (2)         (7)        (15)         (50)        (41)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -            -           2           1           24          19
    Realized gains (losses) on sales of investments,
net                                                             1            2           -           5           77          33
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                       1            2           2           6          101          52
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           177           42         133         176          340         307
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   178           44         135         182          441         359
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $166           42         128         167          391         318
operations
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements.
                                        26

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)
                                                       USAZ VAN                 USAZ VAN    USAZ VAN     USAZ VAN    USAZ VAN
                                                        KAMPEN      USAZ VAN     KAMPEN      KAMPEN       KAMPEN      KAMPEN
                                                      AGGRESSIVE     KAMPEN     EMERGING   EQUITY AND     GLOBAL    GROWTH AND
                                                        GROWTH      COMSTOCK     GROWTH      INCOME     FRANCHISE     INCOME
                                                         FUND        FUND         FUND        FUND         FUND         FUND
                                                      --------------------------------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                        $-            7           -           1            -           5
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                                8           32          13           2            9          27
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment income (loss), net                  (8)         (25)        (13)         (1)          (9)        (22)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           -            -           -           -            -           -
    Realized gains (losses) on sales of investments,
net                                                             3           21          10           -            1          12
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                       3           21          10           -            1          12
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                            57          268          58          15           60         211
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                    60          289          68          15           61         223
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                   $52          264          55          14           52         201
operations
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements.
                                        27

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2004
  (IN THOUSANDS)
                                                                   VAN KAMPEN   VAN
                                                       USAZ VAN       LIT      KAMPEN LIT
                                                        KAMPEN      EMERGING   GROWTH AND
                                                        GROWTH       GROWTH      INCOME     TOTAL ALL
                                                         FUND      PORTFOLIO    PORTFOLIO     FUNDS
                                                      -------------------------------------------------

 Investment income:
    Dividends reinvested in fund shares                        $-            -           -       7,331
                                                      -------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               13            -           -       5,148
                                                      -------------------------------------------------
                                                      -------------------------------------------------
               Investment income (loss), net                 (13)            -           -       2,183
                                                      -------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                          24            -           -         797
    Realized gains (losses) on sales of investments,
net                                                            12            -           -     (1,788)
                                                      -------------------------------------------------
                                                      -------------------------------------------------
               Realized gains (losses) on                      36            -           -       (991)
investments, net
                                                      -------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           115            -           2      32,732
                                                      -------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   151            -           2      31,741
                                                      -------------------------------------------------
                                                      -------------------------------------------------
 Net increase (decrease) in net assets from                  $138            -           2      33,924
operations
                                                      -------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                          AIM V.I. CAPITAL                              AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND       AIM V.I. GROWTH FUND        GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -        (12)        (12)            -           -
      Realized gains (losses) on investments, net               -          (1)       (184)       (256)            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                           1            9         245         485            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       1            8          49         217            -           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           -           -            -           -
      Transfers between funds                                   -          (8)        (26)        (42)          (1)           -
      Surrenders and terminations                               -            -       (120)        (96)            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -         (1)         (1)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                           -          (8)       (147)       (139)          (1)           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              1            -        (98)          78          (1)           -
 Net assets at beginning of period                             28           28         925         847            1           1
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $29           28         827         925            -           1
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements.
                                        29

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                                                                            ALGER AMERICAN
                                                           AIM V.I. PREMIER     ALGER AMERICAN GROWTH      LEVERAGED ALLCAP
                                                             EQUITY FUND              PORTFOLIO               PORTFOLIO
                                                       -------------------------------------------------------------------------
                                                          2004        2003        2004        2003         2004        2003
                                                       -------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(1)          (2)         (7)         (7)          (5)         (6)
      Realized gains (losses) on investments, net               -          (1)        (67)        (83)         (54)       (106)
      Net change in unrealized appreciation
        (depreciation) on investments                           7           29          91         242           82         221
                                                       -------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       6           26          17         152           23         109
                                                       -------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           -           -            -           -
      Transfers between funds                                   -            1        (16)        (18)         (18)        (24)
      Surrenders and terminations                             (1)            -        (65)        (59)         (36)        (56)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                       -------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         (1)            1        (81)        (77)         (54)        (80)
                                                       -------------------------------------------------------------------------
 Increase (decrease) in net assets                              5           27        (64)          75         (31)          29
 Net assets at beginning of period                            145          118         563         488          399         370
                                                       -------------------------------------------------------------------------
 Net assets at end of period                                 $150          145         499         563          368         399
                                                       -------------------------------------------------------------------------



                 See accompanying notes to financial statements.
                                        30

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                                                 ALGER AMERICAN SMALL
                                                        ALGER AMERICAN MIDCAP      CAPITALIZATION         DAVIS VA FINANCIAL
                                                          GROWTH PORTFOLIO            PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(1)          (1)           -           -          (7)         (1)
      Realized gains (losses) on investments, net               1            -           -           -            2           -
      Net change in unrealized appreciation
        (depreciation) on investments                           9           29           -           -           43          34
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       9           28           -           -           38          33
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           -           -          317          98
      Transfers between funds                                 (2)            -           -           -          115          30
      Surrenders and terminations                             (2)          (1)           -           -          (5)           -
      Rescissions                                               -            -           -           -          (5)         (2)
      Bonus                                                     -            -           -           -           13           6
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         (4)          (1)           -           -          435         132
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              5           27           -           -          473         165
 Net assets at beginning of period                             87           60           1           1          232          67
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $92           87           1           1          705         232
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements.
                                        31

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                        DAVIS VA REAL ESTATE        DAVIS VA VALUE       DREYFUS IP SMALL CAP
                                                             PORTFOLIO                PORTFOLIO         STOCK INDEX PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $1            1        (13)         (1)         (13)           -
      Realized gains (losses) on investments, net               3            -          14           2           51           4
      Net change in unrealized appreciation
        (depreciation) on investments                           2            5         128         144          195          29
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       6            6         129         145          233          33
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -         161         448        1,175         176
      Transfers between funds                                   -          (1)         120         203          278         117
      Surrenders and terminations                             (3)            -        (50)        (31)         (39)        (14)
      Rescissions                                               -            -         (3)         (4)         (17)         (2)
      Bonus                                                     -            -           8          25           51           7
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         (3)          (1)         236         641        1,448         284
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              3            5         365         786        1,681         317
 Net assets at beginning of period                             22           17       1,069         283          322           5
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $25           22       1,434       1,069        2,003         322
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements.
                                        32

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                                                                            FRANKLIN GLOBAL
                                                         DREYFUS STOCK INDEX     FRANKLIN AGGRESSIVE        COMMUNICATIONS
                                                                FUND           GROWTH SECURITIES FUND      SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(2)          (1)         (1)         (2)         (49)        (32)
      Realized gains (losses) on investments, net             119           30       (105)        (13)      (2,393)     (4,339)
      Net change in unrealized appreciation
        (depreciation) on investments                         253          423         105          67        3,938       8,131
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     370          452         (1)          52        1,496       3,760
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     2,184          622           -           -          398         110
      Transfers between funds                                 572        1,579       (151)           -        (131)       (382)
      Surrenders and terminations                           (259)        (205)        (16)         (9)      (1,472)     (1,703)
      Rescissions                                            (87)            -           -           -            -           -
      Bonus                                                    93           31           -           -            7           2
      Other transactions (note 2)                             (1)          (1)           -           -         (12)        (13)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       2,502        2,026       (167)         (9)      (1,210)     (1,986)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          2,872        2,478       (168)          43          286       1,774
 Net assets at beginning of period                          2,537           59         168         125       12,649      10,875
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $5,409        2,537           -         168       12,935      12,649
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements.
                                        33

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                         FRANKLIN GROWTH AND     FRANKLIN HIGH INCOME       FRANKLIN INCOME
                                                       INCOME SECURITIES FUND           FUND               SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $458          726         430         679          611       1,192
      Realized gains (losses) on investments, net           (590)      (2,166)       (763)     (1,666)           89       (720)
      Net change in unrealized appreciation
        (depreciation) on investments                       3,580        9,670       1,100       3,314        3,564       7,758
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   3,448        8,230         767       2,327        4,264       8,230
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,117          326       1,753       1,213        4,206         478
      Transfers between funds                                  66        (514)       1,250         189          540         207
      Surrenders and terminations                         (5,766)      (5,550)     (1,482)     (1,684)      (3,586)     (3,864)
      Rescissions                                               -         (80)        (14)           -         (22)           -
      Bonus                                                    41            7          45          66          174           9
      Other transactions (note 2)                            (23)         (26)         (5)         (6)         (18)        (20)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (4,565)      (5,837)       1,547       (222)        1,294     (3,190)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,117)        2,393       2,314       2,105        5,558       5,040
 Net assets at beginning of period                         40,473       38,080      10,611       8,506       34,141      29,101
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $39,356       40,473      12,925      10,611       39,699      34,141
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements.
                                        34

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                         FRANKLIN LARGE CAP     FRANKLIN MONEY MARKET    FRANKLIN REAL ESTATE
                                                       GROWTH SECURITIES FUND           FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(105)         (36)        (50)        (78)           53          95
      Realized gains (losses) on investments, net           (283)      (1,063)           -           -          488         187
      Net change in unrealized appreciation
        (depreciation) on investments                       1,135        3,517           -           -        2,571       2,149
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     747        2,418        (50)        (78)        3,112       2,431
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,300          290           -           -        1,550         441
      Transfers between funds                                 692        (708)       (318)       (758)          682           2
      Surrenders and terminations                         (1,938)      (1,655)       (903)     (1,968)        (888)     (1,178)
      Rescissions                                            (41)            -           -           -          (9)         (3)
      Bonus                                                    40           15           -           -           67          19
      Other transactions (note 2)                             (6)          (7)         (4)         (5)          (5)         (5)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                          47      (2,065)     (1,225)     (2,731)        1,397       (724)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            794          353     (1,275)     (2,809)        4,509       1,707
 Net assets at beginning of period                         11,290       10,937       7,899      10,708        9,513       7,806
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $12,084       11,290       6,624       7,899       14,022       9,513
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.
                                        35

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                           FRANKLIN RISING
                                                        DIVIDENDS SECURITIES       FRANKLIN S&P 500       FRANKLIN SMALL CAP
                                                                FUND                 INDEX FUND                  FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(259)        (113)           -          29        (138)       (123)
      Realized gains (losses) on investments, net           1,281        1,090           -       (681)           19       (762)
      Net change in unrealized appreciation
        (depreciation) on investments                       2,135        5,081           -         645        1,045       3,509
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   3,157        6,058           -         (7)          926       2,624
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     4,556        1,268           -           -          550         211
      Transfers between funds                                 319        (398)           -     (1,396)          162       (225)
      Surrenders and terminations                         (3,525)      (3,934)           -        (90)      (1,399)     (1,466)
      Rescissions                                            (42)          (3)           -           -            -        (11)
      Bonus                                                   167           26           -           -           25           7
      Other transactions (note 2)                            (17)         (18)           -           -          (6)         (6)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       1,458      (3,059)           -     (1,486)        (668)     (1,490)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          4,615        2,999           -     (1,493)          258       1,134
 Net assets at beginning of period                         31,911       28,912           -       1,493        9,680       8,546
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $36,526       31,911           -           -        9,938       9,680
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.
                                        36

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                         FRANKLIN SMALL CAP      FRANKLIN TECHNOLOGY         FRANKLIN U.S.
                                                       VALUE SECURITIES FUND       SECURITIES FUND         GOVERNMENT FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(34)         (17)           -         (1)        1,123       1,298
      Realized gains (losses) on investments, net              91           18           -       (161)         (31)         146
      Net change in unrealized appreciation
        (depreciation) on investments                         502          403           -         176        (444)     (1,089)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     559          404           -          14          648         355
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       637          133           -           -        4,232       1,205
      Transfers between funds                                 907           98           -       (163)      (1,941)       (347)
      Surrenders and terminations                           (286)        (167)           -         (3)      (4,123)     (6,700)
      Rescissions                                            (14)            -           -           -         (25)        (13)
      Bonus                                                    28            3           -           -          179          30
      Other transactions (note 2)                             (1)          (1)           -           -         (16)        (20)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       1,271           66           -       (166)      (1,694)     (5,845)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,830          470           -       (152)      (1,046)     (5,490)
 Net assets at beginning of period                          1,865        1,395           -         152       31,969      37,459
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $3,695        1,865           -           -       30,923      31,969
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements.
                                        37

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                                                                              J.P. MORGAN
                                                        FRANKLIN ZERO COUPON     FRANKLIN ZERO COUPON       INTERNATIONAL
                                                             FUND 2005                FUND 2010        OPPORTUNITIES PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $183          197         149         102            -           -
      Realized gains (losses) on investments, net               8           54          22         101            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                       (227)        (206)        (38)       (115)            1           2
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                    (36)           45         133          88            1           2
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       424          627         355         370            -           -
      Transfers between funds                                (70)         (70)       (104)         186            -           -
      Surrenders and terminations                         (1,061)      (1,054)       (484)       (539)            -           -
      Rescissions                                               -         (84)           -        (38)            -           -
      Bonus                                                    21           26          17           8            -           -
      Other transactions (note 2)                             (2)          (2)         (2)         (2)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (688)        (557)       (218)        (15)            -           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (724)        (512)        (85)          73            1           2
 Net assets at beginning of period                          5,047        5,559       4,627       4,554            8           6
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $4,323        5,047       4,542       4,627            9           8
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.
                                        38

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                     J.P. MORGAN U.S. LARGE
                                                          CAP CORE EQUITY        JENNISON 20/20 FOCUS      MUTUAL DISCOVERY
                                                             PORTFOLIO                PORTFOLIO            SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -        (11)         (2)         (33)          28
      Realized gains (losses) on investments, net               -            -           7           -          192        (60)
      Net change in unrealized appreciation
        (depreciation) on investments                           1            3         100          37        1,208       1,725
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       1            3          96          35        1,367       1,693
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -         520         224        1,380         463
      Transfers between funds                                   -          (1)          69          52          336       (162)
      Surrenders and terminations                               -            -        (19)         (2)        (928)     (1,347)
      Rescissions                                               -            -        (16)           -         (13)           -
      Bonus                                                     -            -          16           5           55          23
      Other transactions (note 2)                               -            -           -           -          (4)         (4)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                           -          (1)         570         279          826     (1,027)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              1            2         666         314        2,193         666
 Net assets at beginning of period                             12           10         318           4        7,736       7,070
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $13           12         984         318        9,929       7,736
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.
                                        39

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                            MUTUAL SHARES         OPPENHEIMER GLOBAL       OPPENHEIMER HIGH
                                                          SECURITIES FUND        SECURITIES FUND/VA         INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(89)         (37)        (21)         (4)          166          13
      Realized gains (losses) on investments, net             562          181          22           3         (84)           9
      Net change in unrealized appreciation
        (depreciation) on investments                       1,149        2,884         335         162            5         108
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,622        3,028         336         161           87         130
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,892          699       1,015         325        1,438         958
      Transfers between funds                                  33        (455)         294         209        (495)         493
      Surrenders and terminations                         (2,287)      (3,123)        (40)         (7)        (103)        (22)
      Rescissions                                             (2)            -        (24)         (7)            -           -
      Bonus                                                    89           38          54          14           85          57
      Other transactions (note 2)                             (8)          (9)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (283)      (2,850)       1,299         534          925       1,486
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,339          178       1,635         695        1,012       1,616
 Net assets at beginning of period                         14,987       14,809         869         174        1,886         270
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $16,326       14,987       2,504         869        2,898       1,886
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements.
                                        40

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                          OPPENHEIMER MAIN       PIMCO VIT ALL ASSET     PIMCO VIT HIGH YIELD
                                                           STREET FUND/VA             PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(36)          (6)          13           -           80          44
      Realized gains (losses) on investments, net               8            -           2           -           20          10
      Net change in unrealized appreciation
        (depreciation) on investments                         222          181          18           -           41          83
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     194          175          33           -          141         137
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,484          561         451           -        1,086         292
      Transfers between funds                                 402          155         187           -          506         282
      Surrenders and terminations                            (48)         (14)         (6)           -        (129)        (38)
      Rescissions                                            (13)          (2)        (13)           -         (11)         (2)
      Bonus                                                    71           29          16           -           46          13
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       1,896          729         635           -        1,498         547
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          2,090          904         668           -        1,639         684
 Net assets at beginning of period                          1,240          336           -           -        1,111         427
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $3,330        1,240         668           -        2,750       1,111
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.
                                       41

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                                                 PIMCO VIT STOCKSPLUS
                                                      PIMCO VIT REAL RETURN       GROWTH AND INCOME      PIMCO VIT TOTAL RETURN
                                                             PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(26)          (1)           1           3            9          47
      Realized gains (losses) on investments, net             127           10          11           -          120          50
      Net change in unrealized appreciation
        (depreciation) on investments                          59          (1)          17          60           60          24
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     160            8          29          63          189         121
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     3,649          539          14          28        2,102       1,715
      Transfers between funds                               (259)           32        (17)         198          349         665
      Surrenders and terminations                            (70)          (4)        (55)        (31)        (457)       (520)
      Rescissions                                             (9)            -           -           -         (40)        (11)
      Bonus                                                   179           32           1           -           95          73
      Other transactions (note 2)                               -            -           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       3,490          599        (57)         195        2,048       1,921
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          3,650          607        (28)         258        2,237       2,042
 Net assets at beginning of period                            607            -         385         127        4,965       2,923
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $4,257          607         357         385        7,202       4,965
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.
                                        42

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                                                                         SP STRATEGIC PARTNERS
                                                           SELIGMAN GLOBAL        SELIGMAN SMALL-CAP        FOCUSED GROWTH
                                                        TECHNOLOGY PORTFOLIO       VALUE PORTFOLIO            PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -        (33)         (5)          (5)         (2)
      Realized gains (losses) on investments, net               -            -          22           8            5        (33)
      Net change in unrealized appreciation
        (depreciation) on investments                           -            2         272         117           22          57
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       -            2         261         120           22          22
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -         538         340          160          46
      Transfers between funds                                   -            -         369         305           20        (49)
      Surrenders and terminations                               -            -        (62)        (14)         (64)        (24)
      Rescissions                                               -            -        (13)        (13)            -         (4)
      Bonus                                                     -            -          28          19            8           3
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                           -            -         860         637          124        (28)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              -            2       1,121         757          146         (6)
 Net assets at beginning of period                              7            5         872         115          165         171
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $7            7       1,993         872          311         165
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements.
                                        43

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                          SP WILLIAM BLAIR
                                                        INTERNATIONAL GROWTH       TEMPLETON ASSET       TEMPLETON DEVELOPING
                                                             PORTFOLIO              STRATEGY FUND      MARKETS SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(6)          (1)          12          12            7         (3)
      Realized gains (losses) on investments, net               3           24         (2)        (63)           59       (162)
      Net change in unrealized appreciation
        (depreciation) on investments                          40           14         102         263          794       1,189
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      37           37         112         212          860       1,024
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       140           58           -           -          975         105
      Transfers between funds                                  36           27        (11)        (31)            8         326
      Surrenders and terminations                             (9)          (9)        (85)       (182)        (351)       (314)
      Rescissions                                               -            -           -           -          (2)         (2)
      Bonus                                                     8            3           -           -           51           4
      Other transactions (note 2)                               -            -         (1)         (1)          (2)         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         175           79        (97)       (214)          679         117
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            212          116          15         (2)        1,539       1,141
 Net assets at beginning of period                            128           12         855         857        3,231       2,090
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $340          128         870         855        4,770       3,231
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements.
                                       44

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                          TEMPLETON FOREIGN        TEMPLETON GLOBAL        TEMPLETON GROWTH
                                                          SECURITIES FUND      INCOME SECURITIES FUND      SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(47)           74         376         271         (33)          38
      Realized gains (losses) on investments, net            (30)        (959)          90         122        (163)     (1,051)
      Net change in unrealized appreciation
        (depreciation) on investments                       2,939        5,158          35         411        2,371       4,603
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   2,862        4,273         501         804        2,175       3,590
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       844          209          14          12        2,141         162
      Transfers between funds                               (155)        (790)        (16)       (279)          269       (526)
      Surrenders and terminations                         (1,811)      (1,708)       (486)       (594)      (2,032)     (2,211)
      Rescissions                                             (3)         (32)           -           -          (2)           -
      Bonus                                                    41            6           -           -           68           4
      Other transactions (note 2)                            (11)         (13)         (3)         (3)         (10)        (11)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (1,095)      (2,328)       (491)       (864)          434     (2,582)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,767        1,945          10        (60)        2,609       1,008
 Net assets at beginning of period                         17,644       15,699       4,126       4,186       14,581      13,573
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $19,411       17,644       4,136       4,126       17,190      14,581
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements.
                                        45

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                        USAZ AIM BASIC VALUE      USAZ AIM BLUE CHIP         USAZ AIM DENT
                                                                FUND                    FUND           DEMOGRAPHIC TRENDS FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(36)          (6)        (18)         (2)          (3)         (1)
      Realized gains (losses) on investments, net              29            5           3           -            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                         202          113          69          26           22          14
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     195          112          54          24           19          13
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,364          484       1,103         218          200          12
      Transfers between funds                                 624          156         150          58           13           2
      Surrenders and terminations                            (58)         (14)        (23)         (1)          (2)         (3)
      Rescissions                                            (66)         (27)        (39)           -            -           -
      Bonus                                                    48           26          46          13           10           1
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       1,912          625       1,237         288          221          12
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          2,107          737       1,291         312          240          25
 Net assets at beginning of period                            780           43         313           1           66          41
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $2,887          780       1,604         313          306          66
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.
                                        46

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                       USAZ AIM INTERNATIONAL   USAZ DAVIS NY VENTURE    USAZ DREYFUS FOUNDERS
                                                            EQUITY FUND                 FUND            GROWTH AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(8)          (1)        (23)         (4)         (16)         (5)
      Realized gains (losses) on investments, net               4            -          13         (7)            2        (14)
      Net change in unrealized appreciation
        (depreciation) on investments                          89            9         190         160           68          79
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      85            8         180         149           54          60
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       439           42         976         124          311         177
      Transfers between funds                                 128           23         728         346           91         304
      Surrenders and terminations                             (8)          (1)       (108)        (29)         (90)        (50)
      Rescissions                                            (14)            -        (28)         (1)          (4)        (32)
      Bonus                                                    19            3          39           6           13           8
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         564           67       1,607         446          321         407
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            649           75       1,787         595          375         467
 Net assets at beginning of period                             82            7         980         385          657         190
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $731           82       2,767         980        1,032         657
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.
                                        47

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                        USAZ DREYFUS PREMIER    USAZ LEGG MASON VALUE
                                                        SMALL CAP VALUE FUND            FUND            USAZ MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(4)            -        (12)           -         (85)        (45)
      Realized gains (losses) on investments, net               5            -          14         (1)            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                          56            -         136          51            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      57            -         138          50         (85)        (45)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       362            -         733         134        9,206       6,807
      Transfers between funds                                  40            -          99         124      (5,852)     (1,661)
      Surrenders and terminations                             (1)            -        (61)         (6)      (1,729)     (2,429)
      Rescissions                                               -            -           -           -        (170)       (108)
      Bonus                                                    13            -          40           8          404         396
      Other transactions (note 2)                               -            -           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         414            -         811         260        1,858       3,004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            471            -         949         310        1,773       2,959
 Net assets at beginning of period                              -            -         418         108        4,897       1,938
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $471            -       1,367         418        6,670       4,897
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.
                                        48

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                                                   USAZ OPPENHEIMER
                                                          USAZ OPPENHEIMER      EMERGING TECHNOLOGIES      USAZ OPPENHEIMER
                                                        EMERGING GROWTH FUND            FUND                 GLOBAL FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(19)          (1)        (10)         (4)         (12)           -
      Realized gains (losses) on investments, net             (2)            1           5         (6)            1           -
      Net change in unrealized appreciation
        (depreciation) on investments                         134           15         (8)          72          177           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     113           15        (13)          62          166           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,171          144         149          61        1,146           -
      Transfers between funds                                 126           20          63         170          132           -
      Surrenders and terminations                            (19)            -        (30)          68          (3)           -
      Rescissions                                            (81)            -         (2)         (2)         (18)           -
      Bonus                                                    54            5           8           3           59           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       1,251          169         188         300        1,316           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,364          184         175         362        1,482           -
 Net assets at beginning of period                            184            -         456          94            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $1,548          184         631         456        1,482           -
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements.
                                        49

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                          USAZ OPPENHEIMER
                                                        INTERNATIONAL GROWTH    USAZ OPPENHEIMER MAIN    USAZ PIMCO NFJ SMALL
                                                                FUND                 STREET FUND            CAP VALUE FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(2)            -         (7)           -         (15)           -
      Realized gains (losses) on investments, net               2            -           2           -            6           1
      Net change in unrealized appreciation
        (depreciation) on investments                          42            4         133           -          176          24
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      42            4         128           -          167          25
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       158           40       1,766           -          928         147
      Transfers between funds                                 142            4         232           -          164          85
      Surrenders and terminations                            (16)          (2)         (5)           -         (15)           -
      Rescissions                                             (6)            -       (114)           -         (29)           -
      Bonus                                                     8            2          81           -           42           5
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         286           44       1,960           -        1,090         237
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            328           48       2,088           -        1,257         262
 Net assets at beginning of period                             50            2           -           -          262           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $378           50       2,088           -        1,519         262
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements.
                                        50

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                           USAZ PIMCO PEA        USAZ PIMCO PEA VALUE       USAZ VAN KAMPEN
                                                          RENAISSANCE FUND              FUND            AGGRESSIVE GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(50)         (13)        (41)         (3)          (8)         (2)
      Realized gains (losses) on investments, net             101           11          52           2            3         (2)
      Net change in unrealized appreciation
        (depreciation) on investments                         340          416         307         190           57          38
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     391          414         318         189           52          34
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     2,168          369       1,903         461          266          74
      Transfers between funds                                 296          207         649         190           86          74
      Surrenders and terminations                            (83)         (42)       (139)        (14)         (37)        (29)
      Rescissions                                            (26)          (2)         (4)           -            -           -
      Bonus                                                    90           17          90          18           11           4
      Other transactions (note 2)                             (1)            -         (1)           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       2,444          549       2,498         655          326         123
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          2,835          963       2,816         844          378         157
 Net assets at beginning of period                          1,497          534       1,010         166          233          76
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $4,332        1,497       3,826       1,010          611         233
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.
                                        51

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                           USAZ VAN KAMPEN         USAZ VAN KAMPEN      USAZ VAN KAMPEN EQUITY
                                                           COMSTOCK FUND        EMERGING GROWTH FUND       AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(25)          (2)        (13)         (4)          (1)           -
      Realized gains (losses) on investments, net              21          (3)          10         (1)            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                         268          109          58          53           15           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     264          104          55          48           14           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,277          118         612          79          238           -
      Transfers between funds                                 529          194          92         109           12           -
      Surrenders and terminations                            (60)         (31)        (28)         (6)          (1)           -
      Rescissions                                            (42)            -        (53)           -            -           -
      Bonus                                                    59            6          30           4           11           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       1,763          287         653         186          260           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          2,027          391         708         234          274           -
 Net assets at beginning of period                            620          229         383         149            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $2,647          620       1,091         383          274           -
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements.
                                        52

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)

                                                       USAZ VAN KAMPEN GLOBAL      USAZ VAN KAMPEN      USAZ VAN KAMPEN GROWTH
                                                           FRANCHISE FUND      GROWTH AND INCOME FUND            FUND
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(9)            -        (22)         (3)         (13)         (3)
      Realized gains (losses) on investments, net               1            -          12           1           36         (3)
      Net change in unrealized appreciation
        (depreciation) on investments                          60            6         211         161          115          47
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      52            6         201         159          138          41
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       632           20         822         363          677          62
      Transfers between funds                                  22           31         140         280          159          37
      Surrenders and terminations                             (3)            -        (49)        (33)         (10)        (37)
      Rescissions                                            (10)            -         (9)           -          (9)           -
      Bonus                                                    21            1          42          22           30           2
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         662           52         946         632          847          64
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            714           58       1,147         791          985         105
 Net assets at beginning of period                             58            -         944         153          240         135
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $772           58       2,091         944        1,225         240
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements.
                                        53

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
  (IN THOUSANDS)


                                                          VAN KAMPEN LIT
                                                          EMERGING GROWTH       VAN KAMPEN LIT GROWTH
                                                             PORTFOLIO          AND INCOME PORTFOLIO        TOTAL ALL FUNDS
                                                      --------------------------------------------------------------------------
                                                         2004         2003        2004        2003         2004        2003
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:

      Investment income (loss), net                            $-            -           -           -        2,183       4,256

      Realized gains (losses) on investments, net               -          (5)           -           -        (991)    (12,318)
      Net change in unrealized appreciation

        (depreciation) on investments                           -            9           2           5       32,732      63,343
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets

          from operations                                       -            4           2           5       33,924      55,281
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)

      Purchase payments                                         -            -           -           -       73,365      24,688

      Transfers between funds                                   -          (3)           -        (16)        3,715     (1,257)

      Surrenders and terminations                             (2)         (11)           -           -     (39,131)    (44,860)

      Rescissions                                               -            -           -           -      (1,164)       (485)

      Bonus                                                     -            -           -           -        3,155       1,160

      Other transactions (note 2)                               -            -           -           -        (162)       (178)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting

           from contract transactions                         (2)         (14)           -        (16)       39,778    (20,932)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            (2)         (10)           2        (11)
                                                                                                             73,702      34,349

 Net assets at beginning of period                             16           26          10          21      308,063     273,714
                                                      --------------------------------------------------------------------------

 Net assets at end of period                                  $14           16          12          10      381,765     308,063
                                                      --------------------------------------------------------------------------



                 See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2004

1.   ORGANIZATION

     Allianz Life of NY Variable Account C (Variable Account) is a segregated investment account of Allianz Life Insurance Company of New York (Allianz Life of New York) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Allianz Life of New York on February 26, 1988 and commenced operations on September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

     The Variable Account's assets are the property of Allianz Life of New York and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life of New York. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life of New York may conduct.

     The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, Legg Mason Funds Management, Inc., Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., USAllianz Advisers, LLC, Van Kampen Life Investment Trust and William Blair & Company LLC, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers and specialist manager for each portfolio are listed in the following table.

     PORTFOLIO                                  INVESTMENT ADVISER                         SPECIALIST MANAGER \ ADVISER
     ---------                                  ------------------                         ----------------------------
     AIM V.I. Capital Appreciation Fund         AIM Advisors, Inc.                         N\A
     AIM V.I. Growth Fund                       AIM Advisors, Inc.                         N\A
     AIM V.I. Premier Equity Fund               AIM Advisors, Inc.                         N\A
     Alger American Growth Portfolio            Fred Alger Management, Inc.                N\A
     Alger American Leveraged AllCap Portfolio  Fred Alger Management, Inc.                N\A
     Alger American MidCap Growth Portfolio     Fred Alger Management, Inc.                N\A
     Alger American Small Capitalization        Fred Alger Management, Inc.                N\A
     Portfolio
     Davis VA Financial Portfolio               Davis Selected Advisers, LP                N\A
     Davis VA Real Estate Portfolio             Davis Selected Advisers, LP                N\A
     Davis VA Value Portfolio                   Davis Selected Advisers, LP                N\A
     Dreyfus IP Small Cap Stock Index           The Dreyfus Corporation                    N\A
     Portfolio*
     Dreyfus Stock Index Fund*                  The Dreyfus Corporation                    N\A
     Franklin Global Communications Securities  Franklin Advisers, Inc.                    N\A
     Fund*
     Franklin Growth and Income Securities      Franklin Advisers, Inc.                    N\A
     Fund *
     Franklin High Income Fund*                 Franklin Advisers, Inc.                    N\A
     Franklin Income Securities Fund*           Franklin Advisers, Inc.                    N\A
     Franklin Large Cap Growth Securities Fund* Franklin Advisers, Inc.                    N\A
     Franklin Money Market Fund*                Franklin Advisers, Inc.                    N\A
     Franklin Real Estate Fund*                 Franklin Advisers, Inc.                    N\A
     Franklin Rising Dividends Securities Fund  Franklin Advisory Services, LLC            N\A
     *
     Franklin Small Cap Fund *                  Franklin Advisers, Inc.                    N\A
     Franklin Small Cap Value Securities Fund*  Franklin Advisory Services, LLC            N\A
     Franklin U.S. Government Fund *            Franklin Advisory Services, LLC            N\A
     Franklin Zero Coupon Fund 2005             Franklin Advisers, Inc.                    N\A
     Franklin Zero Coupon Fund 2010             Franklin Advisers, Inc.                    N\A
     Jennison 20/20 Focus Portfolio *           Prudential Investments Fund Management ,   N\A
                                                LLC
     J.P. Morgan International  Opportunities   J.P. Morgan Investment  Management Inc.    N\A
     Portfolio
     J.P.  Morgan U.S. Large Cap Core Equity    J.P. Morgan Investment Management Inc.     N\A
     Portfolio
     Mutual Discovery Securities Fund *         Franklin Mutual Advisers,  LLC             N\A
     Mutual Shares Securities Fund *            Franklin Mutual Advisers, LLC              N\A

                                       55

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

1.       ORGANIZATION (CONTINUED)

     PORTFOLIO                                  INVESTMENT ADVISER                SPECIALIST MANAGER \ ADVISER
     ---------                                  ------------------                ----------------------------
     Oppenheimer Global Securities Fund/VA      OppenheimerFunds, Inc.            N\A
     Oppenheimer High Income Fund/VA            OppenheimerFunds, Inc.            N\A
     Oppenheimer Main Street Fund/VA            OppenheimerFunds, Inc             N\A
     PIMCO VIT All Asset Portfolio              Pacific Investment Management     N\A
                                                Company
     PIMCO VIT High Yield Portfolio             Pacific Investment Management     N\A
                                                Company
     PIMCO VIT Real Return Portfolio            Pacific Investment Management     N\A
                                                Company
     PIMCO VIT StocksPLUS Growth and Income     Pacific Investment Management     N\A
     Portfolio                                  Company
     PIMCO VIT Total Return Portfolio           Pacific Investment Management     N\A
                                                Company
     Seligman Global Technology Portfolio       J & W Seligman & Co. Inc.         N\A
     Seligman Small-Cap Value Portfolio         J & W Seligman & Co. Inc.         N\A
     SP Strategic Partners Focused Growth       Prudential Investments Fund       N\A
     Portfolio *                                Management, LLC
     SP William Blair International Growth      William Blair & Company, LLC      N\A
     Portfolio *
     Templeton Asset Strategy Fund*             Templeton Global Advisors Limited N\A
     Templeton Developing Markets Securities    Templeton Asset Management Ltd.   N\A
     Fund *
     Templeton Foreign Securities Fund*         Franklin Advisers, Inc.           N\A
     Templeton Global Income Securities Fund*   Franklin Advisers, Inc.           N\A
     Templeton Growth Securities Fund *         Templeton Global Advisors Limited N\A
     USAZ AIM Basic Value Fund*                 USAllianz Advisers, LLC           A I M Capital Management, Inc.
     USAZ AIM Blue Chip Fund*                   USAllianz Advisers, LLC           A I M Capital Management, Inc.
     USAZ AIM Dent Demographic Trends Fund*     USAllianz Advisers, LLC           A I M Capital Management, Inc.
     USAZ AIM International Equity Fund*        USAllianz Advisers, LLC           A I M Capital Management, Inc.
     USAZ Davis NY Venture Fund *               USAllianz Advisers, LLC           Davis Selected Advisers, L. P.
     USAZ Dreyfus Founders Growth and Income    USAllianz Advisers, LLC           Founders Asset Management, LLC
     Fund *
     USAZ Dreyfus Premier Small Cap Value Fund  USAllianz Advisers, LLC           The Dreyfus Corporation
     *
     USAZ Legg Mason Value Fund *               USAllianz Advisers, LLC           Legg Mason Funds Management, Inc.
     USAZ Money Market Fund *                   USAllianz Advisers, LLC           Prudential Investment Management, Inc.
     USAZ Oppenheimer Emerging Growth Fund *    USAllianz Advisers, LLC           OppenheimerFunds, Inc.
     USAZ Oppenheimer Emerging Technologies     USAllianz Advisers, LLC           OppenheimerFunds, Inc.
     Fund *
     USAZ Oppenheimer Global Fund *             USAllianz Advisers, LLC           OppenheimerFunds, Inc.
     USAZ Oppenheimer International Growth      USAllianz Advisers, LLC           OppenheimerFunds, Inc.
     Fund *
     USAZ Oppenheimer Main Street Fund *        USAllianz Advisers, LLC           OppenheimerFunds, Inc.
     USAZ PIMCO NFJ Small Cap Value Fund*       USAllianz Advisers, LLC           Allianz Dresdner Asset Management of America L.P.
     USAZ PIMCO PEA Renaissance Fund *          USAllianz Advisers, LLC           Allianz Dresdner Asset Management of America L.P.
     USAZ PIMCO PEA Value Fund *                USAllianz Advisers, LLC           Allianz Dresdner Asset Management of America L.P.
     USAZ Van Kampen Aggressive Growth Fund *   USAllianz Advisers, LLC           Van Kampen Investment Advisory Corp.
     USAZ Van Kampen Comstock Fund *            USAllianz Advisers, LLC           Van Kampen Asset Management, Inc.
     USAZ Van Kampen Emerging Growth Fund *     USAllianz Advisers, LLC           Van Kampen Asset Management, Inc
     USAZ Van Kampen Equity and Income Fund *   USAllianz Advisers, LLC           Van Kampen Asset Management, Inc
     USAZ Van Kampen Global Franchise Fund*     USAllianz Advisers, LLC           Van Kampen Asset Management, Inc.
     USAZ Van Kampen Growth and Income Fund *   USAllianz Advisers, LLC           Van Kampen Asset Management, Inc.
     USAZ Van Kampen Growth Fund *              USAllianz Advisers, LLC           Van Kampen Investment Advisory Corp.
     Van Kampen LIT Emerging Growth Portfolio * Van Kampen Asset Management, Inc. N\A
     Van Kampen LIT Growth and Income Portfolio Van Kampen Asset Management, Inc. N\A

  * Portfolio contains class 2 shares which assess 12b-1 fees.
    The investment adviser of this fund is an affiliate of Allianz Life of New York and is paid an investment management fee by the fund.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.       SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


     INVESTMENTS


     Investments of the Variable Account are valued daily at market value using net asset values provided by investment advisers of the portfolios.

     Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

     A Flexible Fixed Account investment option and a Dollar Cost Averaging Fixed Account investment option are available to deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life of New York. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life of New York and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

     Available investment options, including the date the investment option was available for each product, as of December 31, 2004 are listed in the following table.

                                                        USALLIANZ    USALLIANZ      USALLIANZ    VALUEMARK   USALLIANZ
     PORTFOLIO                                          ADVANTAGE    CHARTER II-NY  OPPORTUNITY      II      VALUEMARK IV
                                                       ----------------------------------------------------------------

     Davis VA Financial Portfolio                         11/5/2001     5/3/2004    10/4/2002         N/A     5/1/2002
     Dreyfus IP Small Cap Stock Index Portfolio           11/5/2001     5/3/2004    10/4/2002         N/A          N/A
     Dreyfus Stock Index Fund                             11/5/2001     5/3/2004    10/4/2002    5/1/2002     5/1/2002
     Franklin Global Communications Securities Fund       1/22/2001     5/3/2004    10/4/2002    9/6/1991    8/17/1998
     Franklin Growth and Income Securities Fund           1/22/2001     5/3/2004    10/4/2002    9/6/1991    8/17/1998
     Franklin High Income Fund                            1/22/2001     5/3/2004    10/4/2002    9/6/1991    8/17/1998
     Franklin Income Securities Fund                      1/22/2001     5/3/2004    10/4/2002    9/6/1991    8/17/1998
     Franklin Large Cap Growth Securities Fund            1/22/2001     5/3/2004    10/4/2002    5/1/1996    8/17/1998
     Franklin Real Estate Fund                             5/1/2001     5/3/2004    10/4/2002    9/6/1991    8/17/1998
     Franklin Rising Dividends Securities Fund            1/22/2001     5/3/2004    10/4/2002   1/27/1992    8/17/1998
     Franklin Small Cap Fund                              1/22/2001     5/3/2004    10/4/2002   11/1/1995    8/17/1998
     Franklin Small Cap Value Securities Fund             1/22/2001     5/3/2004    10/4/2002    5/1/1998    8/17/1998
     Franklin U.S. Government Fund                        1/22/2001     5/3/2004    10/4/2002    9/6/1991    8/17/1998
     Franklin Zero Coupon Fund 2005                       11/5/2001     5/3/2004    10/4/2002    9/6/1991    8/17/1998
     Franklin Zero Coupon Fund 2010                       11/5/2001     5/3/2004    10/4/2002    9/6/1991    8/17/1998
     Jennison 20/20 Focus Portfolio                        5/1/2002     5/3/2004    10/4/2002         N/A     5/1/2002
     Mutual Discovery Securities Fund                     1/22/2001     5/3/2004    10/4/2002   11/8/1996    8/17/1998
     Mutual Shares Securities Fund                        1/22/2001     5/3/2004    10/4/2002   11/8/1996    8/17/1998
     Oppenheimer High Income Fund/VA                      1/22/2001     5/3/2004    10/4/2002         N/A     5/1/2002
     PIMCO VIT All Asset Portfolio                         5/3/2004     5/3/2004     5/3/2004         N/A     5/3/2004
     PIMCO VIT High Yield Portfolio                       1/22/2001     5/3/2004    10/4/2002   11/5/2001    11/5/2001
     PIMCO VIT Real Return Portfolio                       5/1/2003     5/3/2004     5/1/2003         N/A     5/1/2003

                                       57

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)


                                                        USALLIANZ    USALLIANZ    USALLIANZ                USALLIANZ
     PORTFOLIO                                          ADVANTAGE    CHARTER II  OPPORTUNITY  VALUEMARK   VALUEMARK IV
                                                                        - NY                     II
                                                       ----------------------------------------------------------------
      PIMCO VIT Total Return Portfolio                     1/22/2001     5/3/2004    10/4/2002   11/5/2001    11/5/2001
     SP Strategic Partners Focused Growth Portfolio       11/5/2001     5/3/2004    10/4/2002    5/1/2001     5/1/2001
     SP William Blair International Growth Portfolio       11/5/2001    5/3/2004    10/4/2002    5/1/2001     5/1/2001
     Templeton Developing Markets Securities Fund          11/5/2001    5/3/2004    10/4/2002   7/31/1994    7/31/1994
     Templeton Growth Securities Fund                     11/5/2001     5/3/2004    10/4/2002   7/31/1994    7/31/1994
     Templeton Foreign Securities Fund                    11/5/2001     5/3/2004    10/4/2002   1/24/1992    6/30/1994
     USAZ AIM Basic Value Fund                             5/1/2002     5/3/2004    10/4/2002         N/A     5/1/2002
     USAZ AIM Blue Chip Fund                               5/1/2002     5/3/2004    10/4/2002         N/A     5/1/2002
     USAZ AIM Dent Demographic Trends Fund                 5/1/2002     5/3/2004    10/4/2002         N/A     5/1/2002
     USAZ AIM International Equity Fund                    5/1/2002     5/3/2004    10/4/2002         N/A     5/1/2002
     USAZ Davis NY Venture Fund                           11/5/2001     5/3/2004    10/4/2002   11/5/2001    11/5/2001
     USAZ Dreyfus Founders Growth and Income Fund         11/5/2001     5/3/2004    10/4/2002   11/5/2001    11/5/2001
     USAZ Dreyfus Premier Small Cap Value Fund             5/3/2004     5/3/2004     5/3/2004         N/A     5/3/2004
     USAZ Legg Mason Value Fund                           11/5/2001     5/3/2004    10/4/2002   11/5/2001    11/5/2001
     USAZ Money Market Fund                               1/22/2001     5/3/2004    10/4/2002   11/5/2001    11/5/2001
     USAZ Oppenheimer Emerging Growth Fund                 5/1/2002     5/3/2004    10/4/2002         N/A     5/1/2002
     USAZ Oppenheimer Emerging Technologies Fund          11/5/2001     5/3/2004    10/4/2002   11/5/2001    11/5/2001
     USAZ Oppenheimer Global Fund                          5/3/2004     5/3/2004     5/3/2004         N/A     5/3/2004
     USAZ Oppenheimer International Growth Fund           11/5/2001     5/3/2004    10/4/2002   11/5/2001    11/5/2001
     USAZ Oppenheimer Main Street Fund                     5/3/2004     5/3/2004     5/3/2004         N/A     5/3/2004
     USAZ PIMCO NFJ Small Cap Value Fund                   5/1/2003     5/3/2004     5/1/2003         N/A     5/1/2003
     USAZ PIMCO PEA Renaissance Fund                      11/5/2001     5/3/2004    10/4/2002   11/5/2001    11/5/2001
     USAZ PIMCO PEA Value Fund                            11/5/2001     5/3/2004    10/4/2002   11/5/2001    11/5/2001
     USAZ Van Kampen Aggressive Growth Fund                5/1/2001     5/3/2004    10/4/2002    5/1/2001     5/1/2001
     USAZ Van Kampen Comstock Fund                         5/1/2001     5/3/2004    10/4/2002    5/1/2001     5/1/2001
     USAZ Van Kampen Emerging Growth Fund                  5/1/2001     5/3/2004    10/4/2002    5/1/2001     5/1/2001
     USAZ Van Kampen Equity Income Fund                    5/3/2004     5/3/2004     5/3/2004         N/A     5/3/2004
     USAZ Van Kampen Global Franchise Fund                 5/3/2004     5/3/2004     5/3/2004         N/A     5/3/2004
     USAZ Van Kampen Growth and Income Fund                5/1/2001     5/3/2004    10/4/2002    5/1/2001     5/1/2001
     USAZ Van Kampen Growth Fund                           5/1/2001     5/3/2004    10/4/2002    5/1/2001     5/1/2001

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)

     During the years ended December 31, 2004 and 2003, several portfolios were closed to new money. The portfolio names and effective date of the closures are summarized in the following table.


     PORTFOLIO                                              DATE CLOSED
     ---------                                              -----------
     Franklin Income Securities Fund **                     May 1, 2003
     PIMCO VIT StocksPLUS Growth and Income Portfolio       May 1, 2003
     Templeton Foreign Securities Fund **                   May 1, 2003
     Templeton Growth Securities Fund **                    May 1, 2003
     Davis VA Value Portfolio                               May 1, 2004
     Oppenheimer Global Securities Fund/VA                  May 1, 2004
     Oppenheimer Main Street Fund/VA                        May 1, 2004
     Seligman Small-Cap Value Portfolio                     May 1, 2004

     ** Portfolios were re-opened effective October 6, 2003, in all products available in Variable Account C.


     During the years ended December 31, 2004 and 2003, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.


     CLOSED PORTFOLIO                                 RECEIVING PORTFOLIO                              DATE MERGED
     ----------------                                 -------------------                              -----------
     Franklin S&P 500 Index Fund                      Dreyfus Stock Index Fund                         April 4, 2003
     Franklin Technology Securities Fund              Franklin Small Cap Fund                          April 30, 2003
     Franklin Aggressive Growth Securities Fund       Franklin Small Cap Fund                          April 30, 2004


     During the years ended December 31, 2004 and 2003, several portfolios changed their name as summarized, with the effective date of the change, in the following table.


     CURRENT PORTFOLIO                                  PRIOR PORTFOLIO NAME                          EFFECTIVE DATE
     -----------------                                  --------------------                          --------------
     J.P. Morgan U.S. Large Cap Core Equity Portfolio   J.P. Morgan US Disciplined Equity Portfolio   May 1, 2003
     Oppenheimer Main Street Fund/VA                    Oppenheimer Main Street Growth & Income       May 1, 2003
                                                        Fund/VA
     USAZ AllianceBernstein Growth and Income Fund      USAZ Alliance Capital Growth and Income Fund  May 1, 2003
     USAZ AllianceBernstein Large Cap Growth Fund       USAZ Alliance Capital Large Cap Growth Fund   May 1, 2003
     USAZ PIMCO PEA Growth & Income Fund                USAZ PIMCO Growth & Income Fund               May 1, 2003
     USAZ PIMCO PEA Renaissance Fund                    USAZ PIMCO Renaissance Fund                   May 1, 2003
     USAZ PIMCO PEA Value Fund                          USAZ PIMCO Value Fund                         May 1, 2003
     USAZ AllianceBernstein Technology Fund             USAZ Alliance Capital Technology Fund         May 1, 2003
     USAZ Oppenheimer Emerging Technologies Fund        USAZ AllianceBernstein Technology Fund        December 8, 2003
     USAZ Dreyfus Founds Growth and Income Fund         USAZ AllianceBernstein Large Cap Growth Fund  March 8, 2004
     USAZ Davis NY Venture Fund                         USAZ AllianceBernstein Growth and Income Fund March 8, 2004
     USAZ Oppenheimer International Growth Fund         USAZ Templeton Developed Markets              March 8, 2004
     SP William Blair International Growth Portfolio    SP Jennison International Growth Portfolio    May 3, 2004
     USAZ Legg Mason Value Fund                         USAZ PIMCO PEA Growth and Income Fund         July 27, 2004

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)

     CONTRACTS IN ANNUITY PAYMENT PERIOD

     Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 4.5% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life of New York if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life of New York reimburses the account.


     PREMIUM BONUS

     A premium bonus is awarded to the contract owner of the USAllianz Opportunity product at the time of deposit. The bonus credited is 6% of the purchase payment.

     EXPENSES

     ASSET BASED EXPENSES

     A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

     CONTRACT                                          Mortality and Expense                  Administrative
     --------
                                                            RISK CHARGE                           CHARGE
     USAllianz Advantage - Option 1                            1.34%                              0.15%
     USAllianz Advantage - Option 2                            1.50%                              0.15%
     USAllianz Advantage - Option 3                            1.70%                              0.15%
     USAllianz Advantage - Option 4                            1.70%                              0.15%
     USAllianz Advantage - Option 5                            1.85%                              0.15%
     USAllianz Advantage - Option 6                            2.20%                              0.15%
     USAllianz Advantage - Option 7                            2.35%                              0.15%
     USAllianz Charter II - NY - Option 1                      1.75%                              0.00%
     USAllianz Charter II - NY - Option 2                      1.95%                              0.00%
     USAllianz Charter II - NY - Option 3                      1.95%                              0.00%
     USAllianz Charter II - NY - Option 4                      2.10%                              0.00%
     USAllianz Charter II - NY - Option 5                      2.45%                              0.00%
     USAllianz Charter II - NY - Option 6                      2.60%                              0.00%
     USAllianz Opportunity - Option 1                          1.90%                              0.00%
     USAllianz Opportunity - Option 2                          2.10%                              0.00%
     USAllianz Opportunity - Option 3                          2.10%                              0.00%
     USAllianz Opportunity - Option 4                          2.25%                              0.00%
     USAllianz Opportunity - Option 5                          2.60%                              0.00%
     USAllianz Opportunity - Option 6                          2.75%                              0.00%
     USAllianz Valuemark II                                    1.25%                              0.15%
     USAllianz Valuemark IV                                    1.34%                              0.15%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     The M&E charge and administrative charge for USAllianz Advantage can be summarized as follows:

         (INCLUDES -.15% OF          Charges for Contracts     Charges for Contracts with   Charges for Contracts with
       ADMINISTRATION CHARGE)             with no GMIB              Traditional GMIB               Enhanced GMIB
    ------------------------------ --------------------------- ---------------------------- ----------------------------
    ------------------------------ --------------------------- ---------------------------- ----------------------------

    Old Enhanced Death Benefit               1.49%
                                           (Option 1)

    Traditional Death Benefit                1.65%                        1.85%                        2.35%
                                           (Option 2)                  (Option 4)                   (Option 6)

    Enhanced Death Benefit                   1.85%                        2.00%                        2.50%
                                           (Option 3)                  (Option 5)                   (Option 7)



     The M&E charge and administrative charge for USAllianz Charter II - NY can be summarized as follows:

                                       Charges for Contracts       Charges for Contracts       Charges for Contracts
                                            with no GMIB           with Traditional GMIB         with Enhanced GMIB
                                     --------------------------- --------------------------- ---------------------------
                                     --------------------------- --------------------------- ---------------------------

    Traditional Death Benefit                  1.75%                       1.95%                       2.45%
                                             (Option 1)                  (Option 3)                  (Option 5)

    Enhanced Death Benefit                     1.95%                       2.10%                       2.60%
                                             (Option 2)                  (Option 4)                  (Option 6)



     The M&E charge and administrative charge for USAllianz Opportunity can be summarized as follows:

                                     Charges for contracts     Charges for Contracts with   Charges for Contracts with
                                          with no GMIB              Traditional GMIB               Enhanced GMIB
                                   --------------------------- ---------------------------- ----------------------------
                                   --------------------------- ---------------------------- ----------------------------

    Traditional Death Benefit                1.90%                        2.10%                        2.60%
                                           (Option 1)                  (Option 3)                   (Option 5)

    Enhanced Death Benefit                   2.10%                        2.25%                        2.75%
                                           (Option 2)                  (Option 4)                   (Option 6)

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2004 are listed in the following table:

                                                                                                                    ALGER
                                                  AIM V.I.                                             ALGER       AMERICAN
                                                  CAPITAL                   AIM V.I.     AIM V.I.     AMERICAN     LEVERAGED
                                                APPRECIATION   AIM V.I.   INTERNATIONAL  PREMIER       GROWTH       ALLCAP
                                                    FUND     GROWTH FUND  GROWTH FUND  EQUITY FUND   PORTFOLIO     PORTFOLIO
                                                -------------------------------------------------------------------------------
     Expenses:
       Mortality and expense risk and administrative charges:
       USAllianz Advantage - Option 1                      -            -            -            2            -             -
       USAllianz Advantage - Option 2                      -            -            -            -            -             -
       USAllianz Advantage - Option 3                      -            -            -            -            -             -
       USAllianz Advantage - Option 4                      -            -            -            -            -             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      -            -            -            -            -             -
       USAllianz Advantage - Option 7                      -            -            -            -            -             -
       USAllianz Charter II - NY - Option 1                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 5                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 6                -            -            -            -            -             -
       USAllianz Opportunity - Option 1                    -            -            -            -            -             -
       USAllianz Opportunity - Option 2                    -            -            -            -            -             -
       USAllianz Opportunity - Option 3                    -            -            -            -            -             -
       USAllianz Opportunity - Option 4                    -            -            -            -            -             -
       USAllianz Opportunity - Option 5                    -            -            -            -            -             -
       USAllianz Opportunity - Option 6                    -            -            -            -            -             -
       Valuemark II & III                                  -           10            -            -            5             4
       Valuemark IV                                        -            2            -            -            2             1
                                                -------------------------------------------------------------------------------
       Total Expenses                                      -           12            -            2            7             5
                                                ===============================================================================


                                                   ALGER        ALGER       DAVIS VA     DAVIS VA     DAVIS VA    DREYFUS IP
                                                  AMERICAN     AMERICAN
                                                   MIDCAP       SMALL      FINANCIAL                               SMALL CAP
                                                   GROWTH    CAPITALIZATION PORTFOLIO   REAL ESTATE     VALUE      STOCK INDEX
                                                 PORTFOLIO    PORTFOLIO                 PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage - Option 1                      1            -            2            -            6             2
       USAllianz Advantage - Option 2                      -            -            -            -            -             -
       USAllianz Advantage - Option 3                      -            -            -            -            -             -
       USAllianz Advantage - Option 4                      -            -            -            -            -             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      -            -            1            -            -             -
       USAllianz Advantage - Option 7                      -            -            -            -            -             1
       USAllianz Charter II - NY - Option 1                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 5                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 6                -            -            -            -            -             -
       USAllianz Opportunity - Option 1                    -            -            4            -            6            10
       USAllianz Opportunity - Option 2                    -            -            1            -           11             1
       USAllianz Opportunity - Option 3                    -            -            -            -            -             -
       USAllianz Opportunity - Option 4                    -            -            -            -            -             1
       USAllianz Opportunity - Option 5                    -            -            -            -            -             -
       USAllianz Opportunity - Option 6                    -            -            1            -            1             5
       Valuemark II & III                                  -            -            -            -            -             -
       Valuemark IV                                        -            -            -            -            -             -
                                                -------------------------------------------------------------------------------
       Total Expenses                                      1            -            9            -           24            20
                                                ===============================================================================
                                       62

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2004 are listed in the following table:

                                                  DREYFUS      FRANKLIN     FRANKLIN     FRANKLIN     FRANKLIN     FRANKLIN
                                                              AGGRESSIVE     GLOBAL     GROWTH AND
                                                                GROWTH    COMMUNICATIONS  INCOME                    INCOME
                                                STOCK INDEX   SECURITIES   SECURITIES   SECURITIES  HIGH INCOME   SECURITIES
                                                    FUND         FUND         FUND         FUND         FUND         FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage - Option 1                      5            -            1            8            9            27
       USAllianz Advantage - Option 2                      1            -            -            -            5             2
       USAllianz Advantage - Option 3                      -            -            -            -            -             2
       USAllianz Advantage - Option 4                      1            -            -            -            1             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      1            -            -            -            -             -
       USAllianz Advantage - Option 7                      -            -            -            -            -             1
       USAllianz Charter II - NY - Option 1                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 5                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 6                1            -            -            -            -             2
       USAllianz Opportunity - Option 1                   15            -            1            6           30            14
       USAllianz Opportunity - Option 2                   12            -            1            3            4             7
       USAllianz Opportunity - Option 3                    1            -            -            -            -             3
       USAllianz Opportunity - Option 4                    2            -            -            1            -             -
       USAllianz Opportunity - Option 5                    1            -            -            1            -             5
       USAllianz Opportunity - Option 6                   10            -            1            4            4             9
       Valuemark II & III                                 11            1          164          506          102           416
       Valuemark IV                                        5            -            7           22           10            19
                                                -------------------------------------------------------------------------------
       Total Expenses                                     66            1          175          551          165           507
                                                ===============================================================================


                                                  FRANKLIN     FRANKLIN     FRANKLIN     FRANKLIN     FRANKLIN     FRANKLIN
                                                 LARGE CAP                                RISING                   SMALL CAP
                                                   GROWTH                               DIVIDENDS                    VALUE
                                                 SECURITIES     MONEY     REAL ESTATE   SECURITIES   SMALL CAP    SECURITIES
                                                   FUND     MARKET FUND      FUND         FUND         FUND          FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage - Option 1                      3            -            8           30            6             3
       USAllianz Advantage - Option 2                      -            -            -            8            -             -
       USAllianz Advantage - Option 3                      -            -            1            -            -             -
       USAllianz Advantage - Option 4                      -            -            -            -            -             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      1            -            -            -            -             -
       USAllianz Advantage - Option 7                      -            -            3            3            -             1
       USAllianz Charter II - NY - Option 1                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 5                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 6                1            -            -            1            -             -
       USAllianz Opportunity - Option 1                    8            -           12           22            4             3
       USAllianz Opportunity - Option 2                    6            -            7           11            3             2
       USAllianz Opportunity - Option 3                    -            -            1            -            -             -
       USAllianz Opportunity - Option 4                    -            -            -            -            -             -
       USAllianz Opportunity - Option 5                    1            -            2            4            1             1
       USAllianz Opportunity - Option 6                    3            -            5           18            2             4
       Valuemark II & III                                126          100          126          373          110            18
       Valuemark IV                                       17            2            2           27           12             9
                                                -------------------------------------------------------------------------------
       Total Expenses                                    166          102          167          497          138            41
                                                ===============================================================================

                                      63

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2004 are listed in the following table:

                                                  FRANKLIN     FRANKLIN     FRANKLIN   J.P. MORGAN  J.P. MORGAN    JENNISON
                                                                                                     U.S. LARGE
                                                    U.S.                               INTERNATIONAL  CAP CORE
                                                 GOVERNMENT  ZERO COUPON  ZERO COUPON  OPPORTUNITIES   EQUITY     20/20 FOCUS
                                                    FUND      FUND 2005    FUND 2010    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage - Option 1                     28            3           11            -            -             3
       USAllianz Advantage - Option 2                      4            -            -            -            -             -
       USAllianz Advantage - Option 3                      1            -            -            -            -             -
       USAllianz Advantage - Option 4                      -            -            -            -            -             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      -            -            -            -            -             -
       USAllianz Advantage - Option 7                      -            -            -            -            -             -
       USAllianz Charter II - NY - Option 1                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 5                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 6                -            -            -            -            -             1
       USAllianz Opportunity - Option 1                   20           14            6            -            -             3
       USAllianz Opportunity - Option 2                   16            2            2            -            -             2
       USAllianz Opportunity - Option 3                    -            -            -            -            -             -
       USAllianz Opportunity - Option 4                    -            -            -            -            -             -
       USAllianz Opportunity - Option 5                    4            1            1            -            -             -
       USAllianz Opportunity - Option 6                   14            2            1            -            -             2
       Valuemark II & III                                354           48           44            -            -             -
       Valuemark IV                                       22            1            3            -            -             -
                                                -------------------------------------------------------------------------------
       Total Expenses                                    463           71           68            -            -            11
                                                ===============================================================================


                                                   MUTUAL       MUTUAL    OPPENHEIMER  OPPENHEIMER  OPPENHEIMER    PIMCO VIT
                                                  DISCOVERY     SHARES      GLOBAL
                                                 SECURITIES   SECURITIES   SECURITIES  HIGH INCOME  MAIN STREET    ALL ASSET
                                                    FUND         FUND       FUND/VA      FUND/VA      FUND/VA      PORTFOLIO
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage - Option 1                      2            5            5            6            8             -
       USAllianz Advantage - Option 2                      -            1            -            -            -             -
       USAllianz Advantage - Option 3                      -            -            -            -            -             -
       USAllianz Advantage - Option 4                      -            -            -            -            -             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      -            -            -            -            -             -
       USAllianz Advantage - Option 7                      1            1            -            -            3             -
       USAllianz Charter II - NY - Option 1                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 5                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 6                2            1            -            -            -             -
       USAllianz Opportunity - Option 1                    7           16           13           24           18             1
       USAllianz Opportunity - Option 2                   10            8            8           14           17             -
       USAllianz Opportunity - Option 3                    -            -            -            -            -             -
       USAllianz Opportunity - Option 4                    -            -            -            -            -             -
       USAllianz Opportunity - Option 5                    1            1            4            1            2             2
       USAllianz Opportunity - Option 6                    4            6            7            1            7             2
       Valuemark II & III                                 89          155            -            -            -             -
       Valuemark IV                                       12           26            1            -            -             -
                                                -------------------------------------------------------------------------------
       Total Expenses                                    128          220           38           46           55             5
                                                ===============================================================================


                                       64

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2004 are listed in the following table:

                                                 PIMCO VIT    PIMCO VIT    PIMCO VIT    PIMCO VIT     SELIGMAN     SELIGMAN
                                                                           STOCKSPLUS
                                                                           GROWTH AND     TOTAL        GLOBAL      SMALL-CAP
                                                 HIGH YIELD  REAL RETURN     INCOME       RETURN     TECHNOLOGY      VALUE
                                                 PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage - Option 1                      9            1            2           21            -             3
       USAllianz Advantage - Option 2                      -            1            -            1            -             -
       USAllianz Advantage - Option 3                      -            1            -            1            -             -
       USAllianz Advantage - Option 4                      1            -            -            -            -             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      -            -            -            -            -             -
       USAllianz Advantage - Option 7                      -            3            -            1            -             -
       USAllianz Charter II - NY - Option 1                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            1            -            -            -             -
       USAllianz Charter II - NY - Option 5                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 6                -            -            -            -            -             -
       USAllianz Opportunity - Option 1                    8           21            -           24            -            16
       USAllianz Opportunity - Option 2                    4            7            -           20            -             8
       USAllianz Opportunity - Option 3                    -            -            -            -            -             -
       USAllianz Opportunity - Option 4                    -            -            -            -            -             -
       USAllianz Opportunity - Option 5                    2            2            -            1            -             -
       USAllianz Opportunity - Option 6                    4           16            -           12            -             6
       Valuemark II & III                                  3            -            3           26            -             -
       Valuemark IV                                        -            -            -            1            -             -
                                                -------------------------------------------------------------------------------
       Total Expenses                                     31           53            5          108            -            33
                                                ===============================================================================


                                                     SP       SP WILLIAM   TEMPLETON    TEMPLETON    TEMPLETON     TEMPLETON
                                                 STRATEGIC
                                                  PARTNERS      BLAIR                   DEVELOPING                  GLOBAL
                                                  FOCUSED    INTERNATIONAL   ASSET       MARKETS      FOREIGN       INCOME
                                                   GROWTH       GROWTH      STRATEGY    SECURITIES   SECURITIES   SECURITIES
                                                 PORTFOLIO    PORTFOLIO       FUND         FUND         FUND         FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage - Option 1                      -            -            -            1            4             -
       USAllianz Advantage - Option 2                      -            -            -            -            -             -
       USAllianz Advantage - Option 3                      -            -            -            -            -             -
       USAllianz Advantage - Option 4                      -            -            -            -            -             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      -            -            -            -            -             -
       USAllianz Advantage - Option 7                      -            -            -            1            -             -
       USAllianz Charter II - NY - Option 1                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 5                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 6                -            -            -            -            -             -
       USAllianz Opportunity - Option 1                    3            4            -            8            2             -
       USAllianz Opportunity - Option 2                    -            1            -            -            3             -
       USAllianz Opportunity - Option 3                    -            -            -            -            -             -
       USAllianz Opportunity - Option 4                    -            -            -            -            -             -
       USAllianz Opportunity - Option 5                    -            -            -            2            1             -
       USAllianz Opportunity - Option 6                    1            1            -            8            4             -
       Valuemark II & III                                  1            -           11           36          233            52
       Valuemark IV                                        -            -            1            4            4             3
                                                -------------------------------------------------------------------------------
       Total Expenses                                      5            6           12           60          251            55
                                                ===============================================================================

                                       65

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2004 are listed in the following table:

                                                 TEMPLETON     USAZ AIM     USAZ AIM     USAZ AIM     USAZ AIM    USAZ DAVIS
                                                   GROWTH                                  DENT
                                                 SECURITIES  BASIC VALUE   BLUE CHIP   DEMOGRAPHIC  INTERNATIONAL NY VENTURE
                                                    FUND         FUND         FUND     TRENDS FUND  EQUITY FUND      FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage - Option 1                     10            1            -            1            -             3
       USAllianz Advantage - Option 2                      3            1            -            -            -             -
       USAllianz Advantage - Option 3                      -            -            -            -            -             -
       USAllianz Advantage - Option 4                      -            1            -            -            -             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      -            -            -            -            -             1
       USAllianz Advantage - Option 7                      -            1            2            -            -             -
       USAllianz Charter II - NY - Option 1                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 5                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 6                -            2            -            -            -             1
       USAllianz Opportunity - Option 1                    4           16            7            -            1             3
       USAllianz Opportunity - Option 2                    1            8            4            -            1             3
       USAllianz Opportunity - Option 3                    -            -            1            -            -             -
       USAllianz Opportunity - Option 4                    1            -            -            -            -             1
       USAllianz Opportunity - Option 5                    1            1            1            1            1             1
       USAllianz Opportunity - Option 6                   10            5            3            1            5             4
       Valuemark II & III                                176            -            -            -            -            10
       Valuemark IV                                       18            -            -            -            -             -
                                                -------------------------------------------------------------------------------
       Total Expenses                                    224           36           18            3            8            27
                                                ===============================================================================


                                                    USAZ         USAZ      USAZ LEGG    USAZ MONEY      USAZ         USAZ
                                                  DREYFUS      DREYFUS                                            OPPENHEIMER
                                                  FOUNDERS     PREMIER                              OPPENHEIMER    EMERGING
                                                 GROWTH AND   SMALL CAP   MASON VALUE                 EMERGING   TECHNOLOGIES
                                                INCOME FUND   VALUE FUND      FUND     MARKET FUND  GROWTH FUND      FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage - Option 1                      1            -            1           10            1             -
       USAllianz Advantage - Option 2                      -            -            -            1            -             -
       USAllianz Advantage - Option 3                      -            -            -            -            -             -
       USAllianz Advantage - Option 4                      -            -            -            -            -             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      -            1            -            6            -             -
       USAllianz Advantage - Option 7                      -            -            -            8            2             -
       USAllianz Charter II - NY - Option 1                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 5                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 6                -            -            -            1            -             -
       USAllianz Opportunity - Option 1                    4            -            5           59            3             5
       USAllianz Opportunity - Option 2                    4            -            2           11            2             1
       USAllianz Opportunity - Option 3                    -            -            -            -            -             -
       USAllianz Opportunity - Option 4                    -            -            -            5            -             -
       USAllianz Opportunity - Option 5                    1            -            -            6            1             -
       USAllianz Opportunity - Option 6                    1            3            5            7           10             1
       Valuemark II & III                                  5            -            2           16            -             3
       Valuemark IV                                        -            -            -           11            -             -
                                                -------------------------------------------------------------------------------
       Total Expenses                                     16            4           15          141           19            10
                                                ===============================================================================

                                       66

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2004 are listed in the following table:

                                                    USAZ         USAZ         USAZ      USAZ PIMCO   USAZ PIMCO   USAZ PIMCO
                                                             OPPENHEIMER  OPPENHEIMER   NFJ SMALL       PEA
                                                OPPENHEIMER  INTERNATIONAL MAIN STREET   CAP VALUE   RENAISSANCE    PEA VALUE
                                                GLOBAL FUND  GROWTH FUND      FUND         FUND         FUND         FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage - Option 1                      -            -            -            2            6             5
       USAllianz Advantage - Option 2                      -            -            -            -            -             -
       USAllianz Advantage - Option 3                      -            -            -            -            -             -
       USAllianz Advantage - Option 4                      -            -            1            -            1             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      -            -            -            -            -             -
       USAllianz Advantage - Option 7                      -            -            -            -            1             -
       USAllianz Charter II - NY - Option 1                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 5                -            -            -            -            1             1
       USAllianz Charter II - NY - Option 6                1            -            -            -            1             1
       USAllianz Opportunity - Option 1                    1            1            2            5           12            16
       USAllianz Opportunity - Option 2                    -            -            -            1            6             3
       USAllianz Opportunity - Option 3                    -            -            1            -            1             -
       USAllianz Opportunity - Option 4                    -            -            1            -            -             -
       USAllianz Opportunity - Option 5                    2            -            4            1            4             3
       USAllianz Opportunity - Option 6                    8            2            9            6           11             9
       Valuemark II & III                                  -            -            -            -            6             7
       Valuemark IV                                        -            -            -            -            -             -
                                                -------------------------------------------------------------------------------
       Total Expenses                                     12            3           18           15           50            45
                                                ===============================================================================


                                                  USAZ VAN     USAZ VAN     USAZ VAN     USAZ VAN     USAZ VAN     USAZ VAN
                                                                                                       KAMPEN
                                                   KAMPEN       KAMPEN       KAMPEN       KAMPEN       GLOBAL       KAMPEN
                                                 AGGRESSIVE    COMSTOCK     EMERGING    EQUITY AND   FRANCHISE    GROWTH AND
                                                GROWTH FUND      FUND     GROWTH FUND  INCOME FUND      FUND      INCOME FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage - Option 1                      1            3            3            -            -             1
       USAllianz Advantage - Option 2                      -            -            -            -            -             -
       USAllianz Advantage - Option 3                      -            -            -            -            -             -
       USAllianz Advantage - Option 4                      -            -            -            -            -             -
       USAllianz Advantage - Option 5                      -            -            -            -            -             -
       USAllianz Advantage - Option 6                      -            -            -            -            1             -
       USAllianz Advantage - Option 7                      1            3            -            -            2             1
       USAllianz Charter II - NY - Option 1                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 2                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 3                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 4                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 5                -            -            -            -            -             -
       USAllianz Charter II - NY - Option 6                -            -            -            -            -             -
       USAllianz Opportunity - Option 1                    3            9            3            -            1             8
       USAllianz Opportunity - Option 2                    1            3            1            -            1             9
       USAllianz Opportunity - Option 3                    -            -            -            -            -             -
       USAllianz Opportunity - Option 4                    -            -            -            -            -             -
       USAllianz Opportunity - Option 5                    -            5            1            2            1             -
       USAllianz Opportunity - Option 6                    1            6            4            -            3             4
       Valuemark II & III                                  1            3            1            -            -             4
       Valuemark IV                                        -            -            -            -            -             -
                                                -------------------------------------------------------------------------------
       Total Expenses                                      8           32           13            2            9            27
                                                ===============================================================================

                                       67

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2004 are listed in the following table:

                                                  USAZ VAN    VAN KAMPEN   VAN KAMPEN   TOTAL ALL
                                                                 LIT
                                                               EMERGING    LIT GROWTH
                                                   KAMPEN       GROWTH     AND INCOME
                                                GROWTH FUND   PORTFOLIO    PORTFOLIO      FUNDS
                                                ----------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage - Option 1                      2            -            -          276
       USAllianz Advantage - Option 2                      -            -            -           28
       USAllianz Advantage - Option 3                      -            -            -            6
       USAllianz Advantage - Option 4                      -            -            -            6
       USAllianz Advantage - Option 5                      -            -            -            -
       USAllianz Advantage - Option 6                      -            -            -           12
       USAllianz Advantage - Option 7                      -            -            -           40
       USAllianz Charter II - NY - Option 1                -            -            -            -
       USAllianz Charter II - NY - Option 2                -            -            -            -
       USAllianz Charter II - NY - Option 3                -            -            -            -
       USAllianz Charter II - NY - Option 4                -            -            -            1
       USAllianz Charter II - NY - Option 5                -            -            -            2
       USAllianz Charter II - NY - Option 6                -            -            -           16
       USAllianz Opportunity - Option 1                    3            -            -          514
       USAllianz Opportunity - Option 2                    2            -            -          255
       USAllianz Opportunity - Option 3                    -            -            -            8
       USAllianz Opportunity - Option 4                    -            -            -           12
       USAllianz Opportunity - Option 5                    1            -            -           79
       USAllianz Opportunity - Option 6                    5            -            -          288
       Valuemark II & III                                  -            -            -        3,361
       Valuemark IV                                        -            -            -          244
                                                ----------------------------------------------------
       Total Expenses                                     13            -            -        5,148
                                                ====================================================

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     CONTRACT BASED EXPENSES

     A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 2004 and 2003 were $162,000 and $178,000, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

     A contingent deferred sales charge is deducted from the contract value at the time of surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II contracts, within seven years of the date of surrender for USAllianz Advantage, Valuemark IV contracts, within nine years of the date of surrender for USAllianz Opportunity contracts and within two years of the date of surrender for Charter II - NY. The amount of the contingent deferred sales charge is shown below.

          Years Since                              Contingent Deferred Sales Charge
                            --------------------------------------------------------------------------------
                            ---------------- -------------------- ------------------ ----------------- ------------------
            PAYMENT         CHARTER II - NY     VALUEMARK II        VALUEMARK IV        ADVANTAGE         OPPORTUNITY
            -------         ---------------     ------------        ------------        ---------         -----------
              0-1                 8%                 5%                  6%                 6%               8.5%
              1-2                 7%                 5%                  6%                 6%               8.5%
              2-3                 0%                 4%                  6%                 6%               8.5%
              3-4                 0%                 3%                  5%                 5%                8%
              4-5                 0%                1.5%                 4%                 4%                7%
              5-6                 0%                 0%                  3%                 3%                6%
              6-7                 0%                 0%                  2%                 2%                5%
              7-8                 0%                 0%                  0%                 0%                4%
              8-9                 0%                 0%                  0%                 0%                3%
        9 years or more           0%                 0%                  0%                 0%                0%



     Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 2004 and 2003 were $177,327 and $103,310, respectively.

     On Valuemark II deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to USAllianz Advantage and Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to USAllianz Opportunity deferred annuity contract owners allows up to ten percent (10%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for Valuemark II, USAllianz Advantage and Valuemark IV deferred annuity contracts, and the 10% penalty free privilege for that year for USAllianz Opportunity deferred annuity contracts.

     Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred for Valuermark II and Advantage, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges during the years ended December 31, 2004 and 2003 were $0 and $225, respectively. Net transfers (to)/from the Fixed Accounts were $3,715,000 and ($1,257,000), during the years ended December 31, 2004 and 2003, respectively.

     Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life of NY may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life of NY may have to deduct such amounts at a later date.

     A rescission is defined as a contract that is returned to Allianz Life of New York and canceled within the free-look period, generally within 10 days.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


3.      FEDERAL INCOME TAXES

     Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life of NY.

     Allianz Life of NY does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life of NY determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.



4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 are as follows:

                                                                           COST OF       PROCEEDS
                                                                           PURCHASES    FROM SALES
                                                                          ---------------------------
     AIM V.I. Capital Appreciation Fund                                       -              -
     AIM V.I. Growth Fund                                                     -            159
     AIM V.I. International Growth Fund                                       -              1
     AIM V.I. Premier Equity Fund                                             1              3
     Alger American Growth Portfolio                                          -             88
     Alger American Leveraged AllCap Portfolio                                -             59
     Alger American MidCap Growth Portfolio                                   -              5
     Alger American Small Capitalization Portfolio                            -              -
     Davis VA Financial Portfolio                                           479             51
     Davis VA Real Estate Portfolio                                           4              5
     Davis VA Value Portfolio                                               350            127
     Dreyfus IP Small Cap Stock Index Portfolio                           1,655            181
     Dreyfus Stock Index Fund                                             3,643          1,143
     Franklin Aggressive Growth Securities Fund                               -            168
     Franklin Global Communications Securities Fund                         633          1,892
     Franklin Growth and Income Securities Fund                           2,988          7,095
     Franklin High Income Fund                                            6,997          5,020
     Franklin Income Securities Fund                                      6,731          4,826
     Franklin Large Cap Growth Securities Fund                            2,537          2,595
     Franklin Money Market Fund                                             103          1,378
     Franklin Real Estate Fund                                            3,342          1,876
     Franklin Rising Dividends Securities Fund                            6,579          4,947
     Franklin Small Cap Fund                                              1,298          2,104
     Franklin Small Cap Value Securities Fund                             1,776            539
     Franklin U.S. Government Fund                                        7,627          8,198
     Franklin Zero Coupon Fund 2005                                       1,017          1,522
     Franklin Zero Coupon Fund 2010                                       1,176          1,245
     J.P. Morgan International Opportunities Portfolio                        -              -
     J.P. Morgan U.S. Large Cap Core Equity Portfolio                         -              -
     Jennison 20/20 Focus Portfolio                                         642             83
     Mutual Discovery Securities Fund                                     2,087          1,294
     Mutual Shares Securities Fund                                        2,647          3,019
     Oppenheimer Global Securities Fund/VA                                1,454            176
     Oppenheimer High Income Fund/VA                                      3,043          1,952
     Oppenheimer Main Street Fund/VA                                      2,032            172
     PIMCO VIT All Asset Portfolio                                          665             16
     PIMCO VIT High Yield Portfolio                                       1,909            331
     PIMCO VIT Real Return Portfolio                                      4,365            782
     PIMCO VIT StocksPLUS Growth and Income Portfolio                        31             87

                                       70

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTNIUED)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 are as follows:

                                                                           COST OF       PROCEEDS
                                                                           PURCHASES    FROM SALES
                                                                          ---------------------------
     PIMCO VIT Total Return Portfolio                                     2,960            799
     Seligman Global Technology Portfolio                                     1              1
     Seligman Small-Cap Value Portfolio                                   1,079            249
     SP Strategic Partners Focused Growth Portfolio                         193             74
     SP William Blair International Growth Portfolio                        229             60
     Templeton Asset Strategy Fund                                           24            109
     Templeton Developing Markets Securities Fund                         1,458            772
     Templeton Foreign Securities Fund                                    1,366          2,508
     Templeton Global Income Securities Fund                                478            593
     Templeton Growth Securities Fund                                     3,028          2,627
     USAZ AIM Basic Value Fund                                            2,200            324
     USAZ AIM Blue Chip Fund                                              1,357            138
     USAZ AIM Dent Demographic Trends Fund                                  224              6
     USAZ AIM International Equity Fund                                     620             64
     USAZ Davis NY Venture Fund                                           1,762            178
     USAZ Dreyfus Founders Growth and Income Fund                           508            203
     USAZ Dreyfus Premier Small Cap Value Fund                              426             12
     USAZ Legg Mason Value Fund                                             941            142
     USAZ Money Market Fund                                              19,389         17,615
     USAZ Oppenheimer Emerging Growth Fund                                1,358            123
     USAZ Oppenheimer Emerging Technologies Fund                            300            118
     USAZ Oppenheimer Global Fund                                         1,349             45
     USAZ Oppenheimer International Growth Fund                             318             34
     USAZ Oppenheimer Main Street Fund                                    2,063            108
     USAZ PIMCO NFJ Small Cap Value Fund                                  1,201            125
     USAZ PIMCO PEA Renaissance Fund                                      2,987            569
     USAZ PIMCO PEA Value Fund                                            2,807            331
     USAZ Van Kampen Aggressive Growth Fund                                 371             53
     USAZ Van Kampen Comstock Fund                                        1,983            245
     USAZ Van Kampen Emerging Growth Fund                                   841            201
     USAZ Van Kampen Equity and Income Fund                                 262              3
     USAZ Van Kampen Global Franchise Fund                                  676             23
     USAZ Van Kampen Growth and Income Fund                               1,007             83
     USAZ Van Kampen Growth Fund                                            988            130
     Van Kampen LIT Emerging Growth Portfolio                                 -              2
     Van Kampen LIT Growth and Income Portfolio                               -              -

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


5.   CONTRACT  TRANSACTIONS  -  ALL  PRODUCTS  ACCUMULATION  UNIT  ACTIVITY  (IN
     THOUSANDS)

     Transactions in units for each subaccount for the years ended December 31, 2004 and 2003 were as follows:


                                                          AIM V.I. CAPITAL                              AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND      AIM V.I. GROWTH FUND         GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                              -         (2)          (5)        (11)           -            -
           Surrenders and terminations                          -           -         (25)        (23)           -            -
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                           -         (2)         (30)        (34)           -            -
                                                      --------------------------------------------------------------------------


                                                          AIM V.I. PREMIER     ALGER AMERICAN GROWTH        ALGER AMERICAN
                                                                                                          LEVERAGED ALLCAP
                                                            EQUITY FUND              PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                              -           -          (2)         (3)         (3)          (4)
           Surrenders and terminations                          -           -         (10)         (9)         (6)         (11)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                           -           -         (12)        (12)         (9)         (15)
                                                      --------------------------------------------------------------------------


                                                       ALGER AMERICAN MIDCAP    ALGER AMERICAN SMALL      DAVIS VA FINANCIAL
                                                                                  CAPITALIZATION
                                                         GROWTH PORTFOLIO            PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -          31           11
           Transfers between funds                            (1)           -            -           -          12            3
           Surrenders and terminations                          -           -            -           -           -            -
           Rescissions                                          -           -            -           -         (1)            -
           Bonus                                                -           -            -           -           1            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (1)           -            -           -          43           15
                                                      --------------------------------------------------------------------------
                                       72

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2004 and 2003 were as follows:


                                                        DAVIS VA REAL ESTATE       DAVIS VA VALUE        DREYFUS IP SMALL CAP
                                                             PORTFOLIO               PORTFOLIO          STOCK INDEX PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -           17          54         109           18
           Transfers between funds                              -           -           13          25          26           12
           Surrenders and terminations                          -           -          (5)         (4)         (4)          (1)
           Rescissions                                          -           -            -         (1)         (2)            -
           Bonus                                                -           -            1           3           5            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                           -           -           26          77         134           30
                                                      --------------------------------------------------------------------------


                                                        DREYFUS STOCK INDEX     FRANKLIN AGGRESSIVE        FRANKLIN GLOBAL
                                                                                                           COMMUNICATIONS
                                                               FUND           GROWTH SECURITIES FUND       SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  213          71            -           -          26            7
           Transfers between funds                             56         188         (29)           -         (7)         (30)
           Surrenders and terminations                       (27)        (23)          (3)         (2)        (93)        (122)
           Rescissions                                        (9)           -            -           -           -            -
           Bonus                                                9           4            -           -           1            -
           Other transactions                                   -           -            -           -         (1)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         242         240         (32)         (2)        (74)        (146)
                                                      --------------------------------------------------------------------------


                                                        FRANKLIN GROWTH AND     FRANKLIN HIGH INCOME       FRANKLIN INCOME
                                                      INCOME SECURITIES FUND           FUND                SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   40          12           88          64         127           13
           Transfers between funds                              4        (19)           56          11          16            6
           Surrenders and terminations                      (193)       (206)         (68)        (91)       (104)        (113)
           Rescissions                                          -         (3)          (1)           -         (1)            -
           Bonus                                                2           -            2           3           5            -
           Other transactions                                 (1)         (1)            -           -           -          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (148)       (217)           77        (13)          43         (95)
                                                      --------------------------------------------------------------------------

                                       73

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2004 and 2003 were as follows:


                                                         FRANKLIN LARGE CAP    FRANKLIN MONEY MARKET     FRANKLIN REAL ESTATE
                                                      GROWTH SECURITIES FUND           FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   80          19            -           -          41           11
           Transfers between funds                             42        (50)         (20)        (48)          16          (1)
           Surrenders and terminations                      (111)       (105)         (58)       (125)        (22)         (33)
           Rescissions                                        (3)           -            -           -           -            -
           Bonus                                                3           1            -           -           2            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          11       (135)         (78)       (173)          37         (22)
                                                      --------------------------------------------------------------------------


                                                          FRANKLIN RISING         FRANKLIN S&P 500     FRANKLIN SMALL CAP FUND
                                                       DIVIDENDS SECURITIES
                                                               FUND                 INDEX FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  165          44            -           -          31           10
           Transfers between funds                             12        (17)            -       (222)           9         (17)
           Surrenders and terminations                      (119)       (145)            -        (14)        (75)         (90)
           Rescissions                                        (2)           -            -           -           -          (1)
           Bonus                                                6           1            -           -           1            -
           Other transactions                                 (1)         (1)            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          61       (118)            -       (236)        (34)         (98)
                                                      --------------------------------------------------------------------------


                                                         FRANKLIN SMALL CAP     FRANKLIN TECHNOLOGY         FRANKLIN U.S.
                                                       VALUE SECURITIES FUND      SECURITIES FUND          GOVERNMENT FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   50          13            -           -         204           53
           Transfers between funds                             68           7            -        (52)        (81)         (12)
           Surrenders and terminations                       (21)        (16)            -         (1)       (174)        (281)
           Rescissions                                        (1)           -            -           -         (1)          (1)
           Bonus                                                2           -            -           -           9            1
           Other transactions                                   -           -            -           -         (1)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          98           4            -        (53)        (44)        (241)
                                                      --------------------------------------------------------------------------

                                       74

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2004 and 2003 were as follows:


                                                        FRANKLIN ZERO COUPON    FRANKLIN ZERO COUPON         J.P. MORGAN
                                                                                                            INTERNATIONAL
                                                             FUND 2005               FUND 2010         OPPORTUNITIES PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   16          22           11          11           -            -
           Transfers between funds                            (2)         (2)          (3)           5           -            -
           Surrenders and terminations                       (38)        (33)         (14)        (15)           -            -
           Rescissions                                          -         (3)            -         (1)           -            -
           Bonus                                                1           1            1           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (23)        (15)          (5)           -           -            -
                                                      --------------------------------------------------------------------------


                                                          J.P. MORGAN U.S.      JENNISON 20/20 FOCUS       MUTUAL DISCOVERY
                                                          LARGE CAP CORE EQUITY
                                                             PORTFOLIO               PORTFOLIO             SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -           49          23          86           31
           Transfers between funds                              -           -            7           6          19         (11)
           Surrenders and terminations                          -           -          (2)           -        (55)         (94)
           Rescissions                                          -           -          (2)           -         (1)            -
           Bonus                                                -           -            2           1           3            2
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                           -           -           54          30          52         (72)
                                                      --------------------------------------------------------------------------


                                                           MUTUAL SHARES         OPPENHEIMER GLOBAL    OPPENHEIMER HIGH INCOME
                                                          SECURITIES FUND       SECURITIES FUND/VA             FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  117          45          109          39         128           92
           Transfers between funds                              2        (28)           32          28        (52)           46
           Surrenders and terminations                      (135)       (211)          (4)         (1)         (9)          (2)
           Rescissions                                          -           -          (3)         (1)           -            -
           Bonus                                                6           3            6           2           8            5
           Other transactions                                   -         (1)            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (10)       (192)          140          67          75          141
                                                      --------------------------------------------------------------------------

                                       75

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2004 and 2003 were as follows:


                                                          OPPENHEIMER MAIN      PIMCO VIT ALL ASSET      PIMCO VIT HIGH YIELD
                                                          STREET FUND/VA             PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  173          74           40           -          94           28
           Transfers between funds                             45          20           17           -          42           27
           Surrenders and terminations                        (6)         (2)            -           -        (11)          (3)
           Rescissions                                        (1)           -          (1)           -         (1)            -
           Bonus                                                8           4            1           -           4            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         219          96           57           -         128           53
                                                      --------------------------------------------------------------------------


                                                       PIMCO VIT REAL RETURN    PIMCO VIT STOCKSPLUS    PIMCO VIT TOTAL RETURN
                                                                                 GROWTH AND INCOME
                                                             PORTFOLIO               PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  340          52            2           4         178          145
           Transfers between funds                           (25)           3          (3)          26          30           58
           Surrenders and terminations                        (7)           -          (6)         (4)        (37)         (44)
           Rescissions                                        (1)           -            -           -         (4)          (1)
           Bonus                                               17           3            -           -           8            6
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         324          58          (7)          26         175          164
                                                      --------------------------------------------------------------------------


                                                          SELIGMAN GLOBAL        SELIGMAN SMALL-CAP     SP STRATEGIC PARTNERS
                                                       TECHNOLOGY PORTFOLIO       VALUE PORTFOLIO     FOCUSED GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -           36          26          27            8
           Transfers between funds                              -           -           24          23           3         (10)
           Surrenders and terminations                          -           -          (4)         (1)        (10)          (5)
           Rescissions                                          -           -          (1)         (1)           -          (1)
           Bonus                                                -           -            2           1           1            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                           -           -           57          48          21          (8)
                                                      --------------------------------------------------------------------------

                                       76

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2004 and 2003 were as follows:


                                                          SP WILLIAM BLAIR        TEMPLETON ASSET        TEMPLETON DEVELOPING
                                                        INTERNATIONAL GROWTH
                                                             PORTFOLIO             STRATEGY FUND       MARKETS SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   25          11            -           -          92           11
           Transfers between funds                              7          10          (1)         (2)           2           32
           Surrenders and terminations                        (2)         (2)          (6)        (14)        (29)         (36)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                1           1            -           -           5            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          31          20          (7)        (16)          70            7
                                                      --------------------------------------------------------------------------


                                                         TEMPLETON FOREIGN        TEMPLETON GLOBAL         TEMPLETON GROWTH
                                                          SECURITIES FUND     INCOME SECURITIES FUND       SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   48          14            -           -         113            9
           Transfers between funds                            (8)        (51)          (1)        (12)          16         (34)
           Surrenders and terminations                       (93)       (110)         (19)        (25)        (99)        (130)
           Rescissions                                          -         (3)            -           -           -            -
           Bonus                                                2           -            -           -           4            -
           Other transactions                                 (1)         (1)            -           -           -          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (52)       (151)         (20)        (37)          34        (156)
                                                      --------------------------------------------------------------------------


                                                        USAZ AIM BASIC VALUE     USAZ AIM BLUE CHIP         USAZ AIM DENT
                                                               FUND                    FUND            DEMOGRAPHIC TRENDS FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  138          58          115          24          19            2
           Transfers between funds                             63          19           16           7           2            -
           Surrenders and terminations                        (6)         (2)          (2)           -           -            -
           Rescissions                                        (7)         (4)          (4)           -           -            -
           Bonus                                                5           3            5           1           1            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         193          74          130          32          22            2
                                                      --------------------------------------------------------------------------


                                       77

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2004 and 2003 were as follows:


                                                              USAZ AIM         USAZ DAVIS NY VENTURE    USAZ DREYFUS FOUNDERS
                                                        INTERNATIONAL EQUITY
                                                               FUND                    FUND            GROWTH AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   42           5           99          14          35           23
           Transfers between funds                             12           2           72          38          11           36
           Surrenders and terminations                        (1)           -         (11)         (3)        (10)          (7)
           Rescissions                                        (1)           -          (3)           -           -          (5)
           Bonus                                                2           -            4           1           1            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          54           7          161          50          37           48
                                                      --------------------------------------------------------------------------


                                                        USAZ DREYFUS PREMIER   USAZ LEGG MASON VALUE    USAZ MONEY MARKET FUND
                                                       SMALL CAP VALUE FUND            FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   34           -           73          16         953          687
           Transfers between funds                              4           -           10          13       (615)        (172)
           Surrenders and terminations                          -           -          (6)         (1)       (173)        (242)
           Rescissions                                          -           -            -           -        (18)         (11)
           Bonus                                                1           -            4           1          41           40
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          39           -           81          29         188          302
                                                      --------------------------------------------------------------------------


                                                          USAZ OPPENHEIMER        USAZ OPPENHEIMER     USAZ OPPENHEIMER GLOBAL
                                                                               EMERGING TECHNOLOGIES
                                                       EMERGING GROWTH FUND            FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   97          12           18           8         113            -
           Transfers between funds                             10           2           10          21          13            -
           Surrenders and terminations                        (2)           -          (4)           8           -            -
           Rescissions                                        (7)           -            -           -         (2)            -
           Bonus                                                5           -            1           -           6            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         103          14           25          37         130            -
                                                      --------------------------------------------------------------------------

                                       78

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2004 and 2003 were as follows:


                                                          USAZ OPPENHEIMER     USAZ OPPENHEIMER MAIN     USAZ PIMCO NFJ SMALL
                                                         INTERNATIONAL GROWTH
                                                               FUND                 STREET FUND            CAP VALUE FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   14           4          175           -          67           13
           Transfers between funds                             13           -           23           -          12            8
           Surrenders and terminations                        (1)           -            -           -         (1)            -
           Rescissions                                        (1)           -         (11)           -         (2)            -
           Bonus                                                1           -            8           -           3            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          26           4          195           -          79           21
                                                      --------------------------------------------------------------------------


                                                           USAZ PIMCO PEA       USAZ PIMCO PEA VALUE       USAZ VAN KAMPEN
                                                         RENAISSANCE FUND              FUND            AGGRESSIVE GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  171          35          158          46          36           10
           Transfers between funds                             22          21           53          20          12           11
           Surrenders and terminations                        (7)         (5)         (12)         (1)         (5)          (4)
           Rescissions                                        (2)           -            -           -           -            -
           Bonus                                                7           2            7           2           2            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         191          53          206          67          45           18
                                                      --------------------------------------------------------------------------


                                                          USAZ VAN KAMPEN         USAZ VAN KAMPEN       USAZ VAN KAMPEN EQUITY
                                                           COMSTOCK FUND       EMERGING GROWTH FUND        AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  132          15           82          11          24            -
           Transfers between funds                             55          23           13          15           1            -
           Surrenders and terminations                        (6)         (4)          (4)         (1)           -            -
           Rescissions                                        (5)           -          (7)           -           -            -
           Bonus                                                6           1            5           1           1            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         182          35           89          26          26            -
                                                      --------------------------------------------------------------------------

                                       79

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2004 and 2003 were as follows:


                                                          USAZ VAN KAMPEN         USAZ VAN KAMPEN       USAZ VAN KAMPEN GROWTH
                                                       GLOBAL FRANCHISE FUND  GROWTH AND INCOME FUND            FUND
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   50           2           81          44          72            9
           Transfers between funds                              2           3           14          31          17            5
           Surrenders and terminations                          -           -          (4)         (4)         (1)          (5)
           Rescissions                                        (1)           -          (1)           -         (1)            -
           Bonus                                                2           -            4           3           3            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          53           5           94          74          90            9
                                                      --------------------------------------------------------------------------


                                                           VAN KAMPEN LIT      VAN KAMPEN LIT GROWTH       TOTAL ALL FUNDS
                                                          EMERGING GROWTH
                                                             PORTFOLIO         AND INCOME PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2004        2003         2004        2003        2004         2003
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -       5,704        2,083
           Transfers between funds                              -         (1)            -         (1)         178          (1)
           Surrenders and terminations                          -         (2)            -           -     (1,960)      (2,420)
           Rescissions                                          -           -            -           -       (109)         (37)
           Bonus                                                -           -            -           -         254          103
           Other transactions                                   -           -            -           -         (5)          (8)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                           -         (3)            -         (1)       4,062        (280)
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


6.      CONTRACT OWNERS' EQUITY

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                    AIM V.I. CAPITAL APPRECIATION        AIM V.I. GROWTH FUND         AIM V.I. PREMIER EQUITY FUND
                                                FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -               29          4      6.75          -          -          -       150         23       6.56
     Option 1
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 2
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 3
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 6
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 7
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 5
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 1
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 2
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 3
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 6
       Valuemark II                         -          -         -        707        132       5.33         -          -          -
       Valuemark IV                         -          -         -        120         23       5.30         -          -          -


                                        ALGER AMERICAN GROWTH          ALGER AMERICAN LEVERAGED       ALGER AMERICAN MIDCAP GROWTH
                                              PORTFOLIO                    ALLCAP PORTFOLIO                    PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -                -          -         -          -          -          -        92          8      11.16
     Option 1
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 2
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 3
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 6
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 7
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 5
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 1
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 2
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 3
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 6
       Valuemark II                       406         55      7.31        281         40       6.90         -          -          -
       Valuemark IV                        93         13      7.28         87         13       6.87         -          -          -

                                       81

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                         ALGER AMERICAN SMALL                                             DAVIS VA REAL ESTATE
                                      CAPITALIZATION PORTFOLIO       DAVIS VA FINANCIAL PORTFOLIO              PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -                1          -      5.94        109          8      13.62        25          1      24.04
     Option 1
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 2
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 3
       USAllianz Advantage -                -          -         -         10          1      10.56         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -                -          -         -         66          6      10.35         -          -          -
     Option 6
       USAllianz Advantage -                -          -         -         14          1      10.29         -          -          -
     Option 7
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 5
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -              -          -         -        278         26      10.54         -          -          -
     Option 1
       USAllianz Opportunity -              -          -         -         89          9      10.46         -          -          -
     Option 2
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 3
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Opportunity -              -          -         -        139         14      10.19         -          -          -
     Option 6
       Valuemark II                         -          -         -          -          -          -         -          -          -
       Valuemark IV                         -          -         -          -          -          -         -          -          -


                                                                      DREYFUS IP SMALL CAP STOCK
                                       DAVIS VA VALUE PORTFOLIO            INDEX PORTFOLIO              DREYFUS STOCK INDEX FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              391         35     11.24        129         10      12.39       399         36      11.18
     Option 1
       USAllianz Advantage -                -          -         -         14          1      12.33        61          6      11.14
     Option 2
       USAllianz Advantage -                -          -         -         11          1      12.27        27          2      11.08
     Option 3
       USAllianz Advantage -               11          1     10.19         65          5      12.27       110         10      11.08
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -                -          -         -         69          6      12.10        59          5      10.93
     Option 6
       USAllianz Advantage -                3          -      9.94         66          6      12.06        54          5      10.89
     Option 7
       USAllianz Charter II - NY            -          -         -         23          2      12.30         -          -          -
     - Option 1
       USAllianz Charter II - NY            -          -         -          -          -          -         6          1      11.05
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -         31          3      12.07        20          2      10.90
     - Option 5
       USAllianz Charter II - NY            -          -         -         87          7      12.02       300         28      10.86
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -        18          -      22.50
       USAllianz Opportunity -            384         38     10.17        666         53      12.25       997         90      11.06
     Option 1
       USAllianz Opportunity -            575         57     10.09         93          8      12.19       621         56      11.00
     Option 2
       USAllianz Opportunity -              -          -         -         31          3      12.19        98          9      11.00
     Option 3
       USAllianz Opportunity -              -          -         -         60          5      12.14       372         34      10.96
     Option 4
       USAllianz Opportunity -              4          -      9.90         68          6      12.02       105         10      10.86
     Option 5
       USAllianz Opportunity -             47          5      9.84        587         49      11.98     1,072         98      10.81
     Option 6
       Valuemark II                         -          -         -          -          -          -       789         70      11.29
       Valuemark IV                        19          2     11.24          3          -      12.39       301         27      11.26

                                       82

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                           FRANKLIN GLOBAL            FRANKLIN GROWTH AND INCOME
                                   COMMUNICATIONS SECURITIES FUND          SECURITIES FUND             FRANKLIN HIGH INCOME FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              105          6     18.01        591         18      32.33       576         26      22.49
     Option 1
       USAllianz Advantage -                1          -     17.54         84          3      31.53       745         34      21.93
     Option 2
       USAllianz Advantage -                -          -         -          -          -          -         5          -      21.25
     Option 3
       USAllianz Advantage -                -          -         -         30          1      30.55        88          4      21.25
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -                7          -     15.71         13          -      28.23         -          -          -
     Option 6
       USAllianz Advantage -               56          4     15.34         21          1      27.57        50          3      19.18
     Option 7
       USAllianz Charter II - NY            -          -         -          3          -      31.04        23          1      21.59
     - Option 1
       USAllianz Charter II - NY            8          1     16.73          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -         36          1      27.79        20          1      19.33
     - Option 5
       USAllianz Charter II - NY            -          -         -         34          1      27.14        41          2      18.88
     - Option 6
       Deferred Variable Annuities         46          -     36.77        266          -      66.17        14          -      45.94
       USAllianz Opportunity -             75          4     16.86        463         15      30.42     2,648        126      21.08
     Option 1
       USAllianz Opportunity -             30          2     16.34        272          9      29.37       322         16      20.43
     Option 2
       USAllianz Opportunity -             13          1     16.34          5          -      29.37        16          1      20.43
     Option 3
       USAllianz Opportunity -              -          -         -        245          9      28.68        21          1      19.95
     Option 4
       USAllianz Opportunity -              9          1     15.10         99          4      27.14        50          3      18.88
     Option 5
       USAllianz Opportunity -             84          6     14.75        442         17      26.51       517         28      18.44
     Option 6
       Valuemark II                    11,983        646     18.52     35,591      1,070      33.29     7,201        310      23.13
       Valuemark IV                       518         28     18.28      1,161         35      32.81       588         26      22.80


                                      FRANKLIN INCOME SECURITIES       FRANKLIN LARGE CAP GROWTH
                                                FUND                       SECURITIES FUND             FRANKLIN MONEY MARKET FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -            1,882         47     39.99        201         11      18.33         -          -          -
     Option 1
       USAllianz Advantage -              438         11     39.00         36          2      18.07         -          -          -
     Option 2
       USAllianz Advantage -              157          4     37.79          -          -          -         -          -          -
     Option 3
       USAllianz Advantage -               34          1     37.79         18          1      17.76         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          8          -      17.53         -          -          -
     Option 5
       USAllianz Advantage -               11          -     34.92        139          8      17.01         -          -          -
     Option 6
       USAllianz Advantage -              206          6     34.11         77          5      16.79         -          -          -
     Option 7
       USAllianz Charter II - NY            1          -     38.39          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY            8          -     37.20          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY           45          1     36.33          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            4          -     34.38          6          -      16.86         -          -          -
     - Option 5
       USAllianz Charter II - NY          318          9     33.57        152          9      16.64         -          -          -
     - Option 6
       Deferred Variable Annuities        381          -     81.77         15          -      37.23         -          -          -
       USAllianz Opportunity -          1,128         30     37.49        972         55      17.69         -          -          -
     Option 1
       USAllianz Opportunity -            634         17     36.33        315         18      17.38         -          -          -
     Option 2
       USAllianz Opportunity -            235          6     36.33          8          -      17.38         -          -          -
     Option 3
       USAllianz Opportunity -             11          -     35.48         34          2      17.16         -          -          -
     Option 4
       USAllianz Opportunity -            462         14     33.57        100          6      16.64         -          -          -
     Option 5
       USAllianz Opportunity -          1,579         48     32.79        404         25      16.43         -          -          -
     Option 6
       Valuemark II                    30,811        751     41.20      8,423        450      18.76     6,495        415      15.65
       Valuemark IV                     1,354         33     40.61      1,176         63      18.61       129          8      15.43


                                       83

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                                                       FRANKLIN RISING DIVIDENDS
                                      FRANKLIN REAL ESTATE FUND            SECURITIES FUND              FRANKLIN SMALL CAP FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              686         13     50.85      2,067         64      32.29       437         21      20.60
     Option 1
       USAllianz Advantage -                6          -     49.58        930         29      31.78         4          -      20.37
     Option 2
       USAllianz Advantage -               67          1     48.04         37          1      30.97         1          -      20.00
     Option 3
       USAllianz Advantage -                -          -         -          3          -      30.97        13          1      20.00
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -                8          -     44.39         64          2      29.03        18          1      19.11
     Option 6
       USAllianz Advantage -              192          4     43.36        275         10      28.47        31          2      18.84
     Option 7
       USAllianz Charter II - NY            5          -     48.80          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY            -          -         -         13          -      30.57         -          -          -
     - Option 2
       USAllianz Charter II - NY            3          -     47.29          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            7          -     46.18          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY           59          1     43.70          6          -      28.66         4          -      18.93
     - Option 5
       USAllianz Charter II - NY           29          1     42.68        129          5      28.10        36          2      18.67
     - Option 6
       Deferred Variable Annuities         75          -    103.92        191          -      66.00        83          -      41.91
       USAllianz Opportunity -            974         20     47.66      1,516         49      30.77       315         16      19.91
     Option 1
       USAllianz Opportunity -            461         10     46.18        747         25      29.98       162          8      19.55
     Option 2
       USAllianz Opportunity -             57          1     46.18          -          -          -        25          1      19.55
     Option 3
       USAllianz Opportunity -             11          -     45.10         32          1      29.41         -          -          -
     Option 4
       USAllianz Opportunity -            189          4     42.68        398         14      28.10        83          4      18.67
     Option 5
       USAllianz Opportunity -            624         15     41.68      1,737         63      27.56       267         15      18.42
     Option 6
       Valuemark II                    10,438        202     52.35     26,562        801      33.21     7,614        362      21.08
       Valuemark IV                       131          3     51.60      1,819         55      32.83       845         40      20.91


                                       FRANKLIN SMALL CAP VALUE                                        FRANKLIN ZERO COUPON FUND
                                           SECURITIES FUND           FRANKLIN U.S. GOVERNMENT FUND               2005
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              243         16     15.09      1,960         83      23.67       190          6      29.58
     Option 1
       USAllianz Advantage -               24          2     14.93        445         19      23.08        26          1      28.84
     Option 2
       USAllianz Advantage -               30          2     14.73         37          2      22.36         -          -          -
     Option 3
       USAllianz Advantage -                -          -         -          6          -      22.36         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -                -          -         -         34          2      20.66         -          -          -
     Option 6
       USAllianz Advantage -               90          6     14.11         20          1      20.18        17          1      25.22
     Option 7
       USAllianz Charter II - NY            -          -         -         27          1      22.72         -          -          -
     - Option 1
       USAllianz Charter II - NY           13          1     14.64          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -          9          -      20.34         -          -          -
     - Option 5
       USAllianz Charter II - NY           13          1     14.01         80          4      19.87         2          -      24.83
     - Option 6
       Deferred Variable Annuities          -          -         -         13          -      48.44        74          -      30.00
       USAllianz Opportunity -            259         18     14.68      1,097         49      22.25       765         28      27.73
     Option 1
       USAllianz Opportunity -            203         14     14.49        863         40      21.50        88          3      26.86
     Option 2
       USAllianz Opportunity -             36          3     14.49          3          -      21.50         -          -          -
     Option 3
       USAllianz Opportunity -              -          -         -         53          3      20.99         -          -          -
     Option 4
       USAllianz Opportunity -            104          7     14.01        487         24      19.87        82          3      24.83
     Option 5
       USAllianz Opportunity -            432         31     13.87      1,505         78      19.40       143          6      24.25
     Option 6
       Valuemark II                     1,591        103     15.42     23,250        955      24.37     2,847         95      30.00
       Valuemark IV                       657         43     15.33      1,034         43      24.02        89          3      29.58


                                       84

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                      FRANKLIN ZERO COUPON FUND        J.P. MORGAN INTERNATIONAL       J.P. MORGAN U.S. LARGE CAP
                                                2010                    OPPORTUNITY PORTFOLIO            CORE EQUITY PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              803         22     36.29          9          1       8.62        13          2       8.14
     Option 1
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 2
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 3
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 6
       USAllianz Advantage -                3          -     30.94          -          -          -         -          -          -
     Option 7
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 5
       USAllianz Charter II - NY           13          -     30.46          -          -          -         -          -          -
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -            406         12     34.01          -          -          -         -          -          -
     Option 1
       USAllianz Opportunity -            124          4     32.96          -          -          -         -          -          -
     Option 2
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 3
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Opportunity -             55          2     30.46          -          -          -         -          -          -
     Option 5
       USAllianz Opportunity -             86          3     29.74          -          -          -         -          -          -
     Option 6
       Valuemark II                     2,862         78     36.80          -          -          -         -          -          -
       Valuemark IV                       190          5     36.28          -          -          -         -          -          -


                                         JENNISON 20/20 FOCUS         MUTUAL DISCOVERY SECURITIES
                                              PORTFOLIO                          FUND                MUTUAL SHARES SECURITIES FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              217         18     11.81        139          7      19.31       345         19      18.49
     Option 1
       USAllianz Advantage -                5          -     11.76          4          -      19.11        65          4      18.24
     Option 2
       USAllianz Advantage -               39          3     11.70         43          2      18.81        31          2      17.94
     Option 3
       USAllianz Advantage -               11          1     11.70         10          1      18.81         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -                9          1     11.54         17          1      18.05         -          -          -
     Option 6
       USAllianz Advantage -               22          2     11.50         64          4      17.83       181         11      17.02
     Option 7
       USAllianz Charter II - NY            -          -         -          -          -          -         5          -      18.09
     - Option 1
       USAllianz Charter II - NY            -          -         -          1          -      18.65         4          -      17.80
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -          6          -      17.91        30          2      17.08
     - Option 5
       USAllianz Charter II - NY          129         11     11.47        307         17      17.69       101          6      16.88
     - Option 6
       Deferred Variable Annuities          -          -         -         30          -      39.22        36          -      37.44
       USAllianz Opportunity -            179         15     11.68        611         33      18.73     1,362         76      17.87
     Option 1
       USAllianz Opportunity -            113         10     11.62        613         33      18.43       417         24      17.58
     Option 2
       USAllianz Opportunity -              -          -         -         44          2      18.43         -          -          -
     Option 3
       USAllianz Opportunity -              -          -         -          9          -      18.20         7          -      17.37
     Option 4
       USAllianz Opportunity -             17          1     11.47        101          6      17.69       133          8      16.88
     Option 5
       USAllianz Opportunity -            243         23     11.42        426         24      17.47       767         46      16.67
     Option 6
       Valuemark II                         -          -         -      6,628        337      19.73    11,297        598      18.85
       Valuemark IV                         -          -         -        876         45      19.58     1,545         83      18.71


                                       85

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                    OPPENHEIMER GLOBAL SECURITIES       OPPENHEIMER HIGH INCOME         OPPENHEIMER MAIN STREET
                                               FUND/VA                         FUND/VA                          FUND/VA
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              415         36     11.40        371         31      12.06       568         63       8.97
     Option 1
       USAllianz Advantage -               27          2     10.93          -          -          -         1          -       9.34
     Option 2
       USAllianz Advantage -               11          1     10.84         22          2      11.78         2          -       9.26
     Option 3
       USAllianz Advantage -                -          -         -          -          -          -        74          8       9.26
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         8          1       9.21
     Option 5
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 6
       USAllianz Advantage -                3          -     10.56         22          2      11.49       168         19       9.03
     Option 7
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 5
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -            851         80     10.82      1,639        138      11.76     1,076        116       9.24
     Option 1
       USAllianz Opportunity -            463         43     10.73        724         62      11.67       890         97       9.17
     Option 2
       USAllianz Opportunity -              7          1     10.73          4          -      11.67         7          1       9.17
     Option 3
       USAllianz Opportunity -              -          -         -         11          1      11.60        13          1       9.12
     Option 4
       USAllianz Opportunity -            229         22     10.52         35          3      11.44        98         11       8.99
     Option 5
       USAllianz Opportunity -            448         43     10.46         63          6      11.37       425         48       8.94
     Option 6
       Valuemark II                         -          -         -          -          -          -         -          -          -
       Valuemark IV                        50          4     11.40          7          1      12.06         -          -          -


                                                                                                         PIMCO VIT REAL RETURN
                                    PIMCO VIT ALL ASSET PORTFOLIO   PIMCO VIT HIGH YIELD PORTFOLIO             PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -                5          -     11.87        598         49      12.16       112         10      11.28
     Option 1
       USAllianz Advantage -                7          1     11.86          9          1      12.39        93          8      11.25
     Option 2
       USAllianz Advantage -                -          -         -         24          2      12.29        82          7      11.21
     Option 3
       USAllianz Advantage -                -          -         -        110          9      12.29        13          1      11.21
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -               36          3     11.80         13          1      12.05        13          1      11.12
     Option 6
       USAllianz Advantage -               26          2     11.79         60          5      11.98       246         22      11.09
     Option 7
       USAllianz Charter II - NY            5          -     11.85         10          1      12.34         5          -      11.18
     - Option 1
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          3          -      12.24         8          1      11.14
     - Option 3
       USAllianz Charter II - NY           44          4     11.82          -          -          -        94          8      11.12
     - Option 4
       USAllianz Charter II - NY           21          2     11.79          4          -      12.00        64          6      11.05
     - Option 5
       USAllianz Charter II - NY           35          3     11.78         39          3      11.93        65          6      11.02
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -            157         13     11.84        715         59      12.27     1,600        143      11.20
     Option 1
       USAllianz Opportunity -             76          6     11.82        264         22      12.17       443         40      11.16
     Option 2
       USAllianz Opportunity -              -          -         -          4          -      12.17         -          -          -
     Option 3
       USAllianz Opportunity -              -          -         -         26          2      12.10        44          4      11.13
     Option 4
       USAllianz Opportunity -             91          8     11.78        130         11      11.93       228         21      11.07
     Option 5
       USAllianz Opportunity -            165         15     11.77        512         43      11.86     1,147        104      11.04
     Option 6
       Valuemark II                         -          -         -        229         18      12.54         -          -          -
       Valuemark IV                         -          -         -          -          -          -         -          -          -

                                       86

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                     PIMCO VIT STOCKSPLUS GROWTH        PIMCO VIT TOTAL RETURN         SELIGMAN GLOBAL TECHNOLOGY
                                        AND INCOME PORTFOLIO                  PORTFOLIO                        PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              113         12      9.10      1,397        107      13.09         7          1       5.45
     Option 1
       USAllianz Advantage -                -          -         -         58          5      12.19         -          -          -
     Option 2
       USAllianz Advantage -                -          -         -         44          4      12.10         -          -          -
     Option 3
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -                -          -         -         11          1      11.86         -          -          -
     Option 6
       USAllianz Advantage -                -          -         -        146         12      11.79         -          -          -
     Option 7
       USAllianz Charter II - NY            -          -         -         19          2      12.14         -          -          -
     - Option 1
       USAllianz Charter II - NY            -          -         -          8          1      12.05         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          5          -      12.05         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -          4          -      11.81         -          -          -
     - Option 5
       USAllianz Charter II - NY            -          -         -         21          2      11.74         -          -          -
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -             21          2      9.38      1,578        131      12.07         -          -          -
     Option 1
       USAllianz Opportunity -              3          -      9.30      1,029         86      11.98         -          -          -
     Option 2
       USAllianz Opportunity -              -          -         -          3          -      11.98         -          -          -
     Option 3
       USAllianz Opportunity -              -          -         -         64          5      11.91         -          -          -
     Option 4
       USAllianz Opportunity -             11          1      9.12        130         11      11.74         -          -          -
     Option 5
       USAllianz Opportunity -              -          -         -        855         73      11.67         -          -          -
     Option 6
       Valuemark II                       209         23      9.50      1,785        145      12.32         -          -          -
       Valuemark IV                         -          -         -         45          3      13.09         -          -          -


                                       SELIGMAN SMALL-CAP VALUE      SP STRATEGIC PARTNERS FOCUSED          SP WILLIAM BLAIR
                                              PORTFOLIO                    GROWTH PORTFOLIO         INTERNATIONAL GROWTH PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              198          8     24.20          5          1       6.48        24          4       6.39
     Option 1
       USAllianz Advantage -               23          1     17.43          -          -          -         -          -          -
     Option 2
       USAllianz Advantage -               20          1     17.30          -          -          -         -          -          -
     Option 3
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 6
       USAllianz Advantage -               16          1     16.86         14          2       6.22         -          -          -
     Option 7
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY            -          -         -          8          1       6.36         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 5
       USAllianz Charter II - NY            -          -         -          9          1       6.20         -          -          -
     - Option 6
       Deferred Variable Annuities          -          -         -         -          -          -          -          -          -
       USAllianz Opportunity -            915         55     17.26        115         18       6.37       190         29       6.28
     Option 1
       USAllianz Opportunity -            417         24     17.13         18          3       6.32        49          8       6.23
     Option 2
       USAllianz Opportunity -              7          -     17.13          -          -          -         -          -          -
     Option 3
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Opportunity -             19          1     16.79         10          2       6.19         -          -          -
     Option 5
       USAllianz Opportunity -            368         22     16.69         78         13       6.16        54          9       6.07
     Option 6
       Valuemark II                         -          -         -         54          8       6.50        23          4       6.41
       Valuemark IV                        10          -     24.20          -          -          -         -          -          -

                                       87

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                                                     TEMPLETON DEVELOPING MARKETS     TEMPLETON FOREIGN SECURITIES
                                    TEMPLETON ASSET STRATEGY FUND          SECURITIES FUND                       FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -                -          -         -         58          4      13.82       280         13      21.53
     Option 1
       USAllianz Advantage -                -          -         -         19          1      13.64        27          1      21.05
     Option 2
       USAllianz Advantage -                -          -         -          -          -          -        22          1      20.51
     Option 3
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -                -          -         -         27          2      12.64        61          3      19.23
     Option 6
       USAllianz Advantage -                -          -         -        114          9      12.44        36          2      18.86
     Option 7
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY            -          -         -          -          -          -         1          -      20.25
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -         19          1      12.51         -          -          -
     - Option 5
       USAllianz Charter II - NY            -          -         -         26          2      12.30        14          1      18.61
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -        49          -      43.84
       USAllianz Opportunity -              -          -         -        558         42      13.27       187          9      20.38
     Option 1
       USAllianz Opportunity -              -          -         -         22          2      12.99       168          8      19.86
     Option 2
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 3
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Opportunity -              -          -         -        208         17      12.30       123          7      18.61
     Option 5
       USAllianz Opportunity -              -          -         -        739         61      12.11       545         30      18.26
     Option 6
       Valuemark II                       831         47     17.62      2,694        192      14.14    17,589        796      22.11
       Valuemark IV                        39          2     17.46        286         20      14.00       309         14      21.85


                                       TEMPLETON GLOBAL INCOME        TEMPLETON GROWTH SECURITIES
                                           SECURITIES FUND                       FUND                  USAZ AIM BASIC VALUE FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -                -          -         -        776         35      22.45        95          9      10.82
     Option 1
       USAllianz Advantage -                -          -         -        272         12      22.11        46          4      10.77
     Option 2
       USAllianz Advantage -                -          -         -          4          -      21.64        24          2      10.72
     Option 3
       USAllianz Advantage -                -          -         -          -          -          -       149         14      10.72
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -                -          -         -         11          1      20.50         9          1      10.57
     Option 6
       USAllianz Advantage -                -          -         -        189          9      20.17        56          5      10.53
     Option 7
       USAllianz Charter II - NY            -          -         -         14          1      21.87         5          -      10.74
     - Option 1
       USAllianz Charter II - NY            -          -         -          8          -      21.41         3          -      10.69
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -         27          1      20.28         -          -          -
     - Option 5
       USAllianz Charter II - NY            -          -         -         89          4      19.95       282         27      10.50
     - Option 6
       Deferred Variable Annuities         11          -     56.84         37          -      45.72         -          -          -
       USAllianz Opportunity -              -          -         -        351         16      21.52     1,026         97      10.70
     Option 1
       USAllianz Opportunity -              -          -         -         75          4      21.06       482         45      10.64
     Option 2
       USAllianz Opportunity -              -          -         -          -          -          -        11          1      10.64
     Option 3
       USAllianz Opportunity -              -          -         -        256         12      20.72         -          -          -
     Option 4
       USAllianz Opportunity -              -          -         -         52          3      19.95       154         15      10.50
     Option 5
       USAllianz Opportunity -              -          -         -      1,182         60      19.63       541         52      10.46
     Option 6
       Valuemark II                     3,907        137     28.46     12,582        547      23.02         -          -          -
       Valuemark IV                       218          8     28.05      1,265         56      22.80         4          -      10.82


                                       88

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                                                       USAZ AIM DENT DEMOGRAPHIC     USAZ AIM INTERNATIONAL EQUITY
                                       USAZ AIM BLUE CHIP FUND               TRENDS FUND                         FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -               17          2     10.10         56          5      10.80        19          2      12.18
     Option 1
       USAllianz Advantage -                7          1     10.05          -          -          -         3          -      12.12
     Option 2
       USAllianz Advantage -               12          1     10.00          1          -      10.70         -          -          -
     Option 3
       USAllianz Advantage -               10          1     10.00          -          -          -         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -               44          5      9.87          -          -          -         -          -          -
     Option 6
       USAllianz Advantage -              129         13      9.83         38          4      10.51        74          6      11.85
     Option 7
       USAllianz Charter II - NY           92          9     10.03          -          -          -        11          1      12.09
     - Option 1
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            3          -      9.97          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            2          -      9.84          -          -          -        37          3      11.87
     - Option 5
       USAllianz Charter II - NY           42          4      9.80          -          -          -        48          4      11.82
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -            498         50      9.99         18          2      10.68       100          8      12.04
     Option 1
       USAllianz Opportunity -            239         24      9.93          5          1      10.63        54          5      11.98
     Option 2
       USAllianz Opportunity -             51          5      9.93          -          -          -         -          -          -
     Option 3
       USAllianz Opportunity -              -          -         -         15          1      10.58         -          -          -
     Option 4
       USAllianz Opportunity -             84          9      9.80         94          8      10.49       104          9      11.82
     Option 5
       USAllianz Opportunity -            372         38      9.76         79          8      10.44       281         24      11.77
     Option 6
       Valuemark II                         -          -         -          -          -          -         -          -          -
       Valuemark IV                         2          -     10.10          -          -          -         -          -          -


                                                                     USAZ DREYFUS FOUNDERS GROWTH      USAZ DREYFUS PREMIER SMALL
                                      USAZ DAVIS NY VENTURE FUND           AND INCOME FUND                  CAP VALUE FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              220         20     10.83         93         10       9.33         -          -          -
     Option 1
       USAllianz Advantage -                -          -         -          -          -          -        16          1      12.04
     Option 2
       USAllianz Advantage -                9          1     10.71          -          -          -         -          -          -
     Option 3
       USAllianz Advantage -               15          1     10.71          -          -          -         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -              153         14     10.54          -          -          -        87          7      11.98
     Option 6
       USAllianz Advantage -               77          7     10.49         19          2       9.04        14          1      11.97
     Option 7
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY           17          2     10.68          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY           32          3     10.51          -          -          -        36          3      11.97
     - Option 5
       USAllianz Charter II - NY          110         11     10.46         42          5       9.01        13          1      11.96
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -            256         24     10.69        224         24       9.21        28          2      12.02
     Option 1
       USAllianz Opportunity -            161         15     10.63        193         21       9.16        10          1      12.00
     Option 2
       USAllianz Opportunity -             11          1     10.63          -          -          -         -          -          -
     Option 3
       USAllianz Opportunity -            267         25     10.58          -          -          -         -          -          -
     Option 4
       USAllianz Opportunity -             85          8     10.46        104         12       9.01         1          -      11.96
     Option 5
       USAllianz Opportunity -            619         59     10.41         83          9       8.97       266         23      11.95
     Option 6
       Valuemark II                       707         66     10.86        273         29       9.36         -          -          -
       Valuemark IV                        28          3     10.83          1          -       9.33         -          -          -


                                       89

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                                                                                       USAZ OPPENHEIMER EMERGING
                                      USAZ LEGG MASON VALUE FUND        USAZ MONEY MARKET FUND                GROWTH FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -               72          6     11.40        602         58      10.29        92          7      13.57
     Option 1
       USAllianz Advantage -                2          -     11.34         76          8       9.83        12          1      13.52
     Option 2
       USAllianz Advantage -               22          2     11.27         25          3       9.75         6          -      13.44
     Option 3
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          7          1       9.69         -          -          -
     Option 5
       USAllianz Advantage -                -          -         -        397         41       9.56        32          2      13.27
     Option 6
       USAllianz Advantage -               15          1     11.04        485         51       9.50       108          8      13.21
     Option 7
       USAllianz Charter II - NY            -          -         -         10          1       9.79         3          -      13.48
     - Option 1
       USAllianz Charter II - NY            3          -     11.24          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          3          -       9.71         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 5
       USAllianz Charter II - NY           19          2     11.01         13          1       9.46        27          2      13.18
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -            350         31     11.25      1,639        168       9.73       233         17      13.43
     Option 1
       USAllianz Opportunity -            115         10     11.18        471         49       9.65       136         10      13.35
     Option 2
       USAllianz Opportunity -              -          -         -          -          -          -        38          3      13.35
     Option 3
       USAllianz Opportunity -              9          1     11.13         12          1       9.60         5          -      13.30
     Option 4
       USAllianz Opportunity -             21          2     11.01        475         50       9.46        97          7      13.18
     Option 5
       USAllianz Opportunity -            659         61     10.95        457         49       9.41       759         60      13.12
     Option 6
       Valuemark II                        71          6     11.43        850         86       9.92         -          -          -
       Valuemark IV                         9          1     11.40      1,148        112      10.29         -          -          -


                                      USAZ OPPENHEIMER EMERGING                                             USAZ OPPENHEIMER
                                          TECHNOLOGIES FUND          USAZ OPPENHEIMER GLOBAL FUND      INTERNATIONAL GROWTH FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -               14          2      8.21          -          -          -        23          2      12.89
     Option 1
       USAllianz Advantage -                1          -      8.17         11          1      11.45         -          -          -
     Option 2
       USAllianz Advantage -                -          -         -          8          1      11.44         -          -          -
     Option 3
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -               10          1      7.99         15          1      11.40         9          1      12.55
     Option 6
       USAllianz Advantage -                5          1      7.96         55          5      11.39        16          1      12.49
     Option 7
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY            -          -         -          1          -      11.43         9          1      12.71
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 5
       USAllianz Charter II - NY            2          -      7.93         64          6      11.38         7          1      12.45
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -            257         31      8.11        174         15      11.43        89          7      12.73
     Option 1
       USAllianz Opportunity -             65          8      8.06         28          2      11.42        59          5      12.65
     Option 2
       USAllianz Opportunity -              -          -         -         19          2      11.42         -          -          -
     Option 3
       USAllianz Opportunity -              7          1      8.02         38          3      11.41         -          -          -
     Option 4
       USAllianz Opportunity -             13          2      7.93        223         20      11.38         2          -      12.45
     Option 5
       USAllianz Opportunity -             76         10      7.89        846         74      11.37       164         12      12.39
     Option 6
       Valuemark II                       181         22      8.24          -          -          -         -          -          -
       Valuemark IV                         -          -         -          -          -          -         -          -          -


                                       90

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                     USAZ OPPENHEIMER MAIN STREET   USAZ PIMCO NFJ SMALL CAP VALUE     USAZ PIMCO PEA RENAISSANCE
                                                FUND                             FUND                            FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -               15          1     10.75        156         10      15.41       454         32      14.34
     Option 1
       USAllianz Advantage -                2          -     10.74         23          1      15.37         9          1      14.27
     Option 2
       USAllianz Advantage -                8          1     10.73         15          1      15.32        34          2      14.18
     Option 3
       USAllianz Advantage -              176         16     10.73          -          -          -        96          7      14.18
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -               17          2     10.69         10          1      15.19        46          3      13.95
     Option 6
       USAllianz Advantage -               51          5     10.68         17          1      15.15       178         13      13.89
     Option 7
       USAllianz Charter II - NY            -          -         -          5          -      15.35         5          -      14.22
     - Option 1
       USAllianz Charter II - NY            8          1     10.72          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            8          1     10.72          -          -          -         3          -      14.13
     - Option 3
       USAllianz Charter II - NY            -          -         -         10          1      15.26        15          1      14.07
     - Option 4
       USAllianz Charter II - NY           35          3     10.68         61          4      15.17       157         11      13.91
     - Option 5
       USAllianz Charter II - NY           66          6     10.67         50          3      15.13       159         11      13.84
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -            246         23     10.72        422         28      15.31       814         58      14.15
     Option 1
       USAllianz Opportunity -             43          4     10.71        137          9      15.26       323         23      14.07
     Option 2
       USAllianz Opportunity -             75          7     10.71          -          -          -        54          4      14.07
     Option 3
       USAllianz Opportunity -             63          6     10.70         23          1      15.22        28          2      14.00
     Option 4
       USAllianz Opportunity -            349         33     10.67        106          7      15.13       429         31      13.84
     Option 5
       USAllianz Opportunity -            926         86     10.66        484         33      15.09     1,168         85      13.78
     Option 6
       Valuemark II                         -          -         -          -          -          -       353         25      14.38
       Valuemark IV                         -          -         -          -          -          -         7          -      14.34


                                                                      USAZ VAN KAMPEN AGGRESSIVE
                                      USAZ PIMCO PEA VALUE FUND              GROWTH FUND             USAZ VAN KAMPEN COMSTOCK FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              371         28     13.29         92         11       8.16       197         18      10.94
     Option 1
       USAllianz Advantage -               29          2     13.22          -          -          -         -          -          -
     Option 2
       USAllianz Advantage -               42          3     13.14          1          -       8.05         3          -      10.80
     Option 3
       USAllianz Advantage -               10          1     13.14         31          4       8.05         -          -          -
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -                2          -     12.93          9          1       7.91        13          1      10.60
     Option 6
       USAllianz Advantage -               28          2     12.87         36          5       7.86       208         20      10.55
     Option 7
       USAllianz Charter II - NY            5          -     13.18          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY           65          5     12.89          -          -          -         -          -          -
     - Option 5
       USAllianz Charter II - NY          120          9     12.83          7          1       7.83        39          4      10.51
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -          1,044         82     13.12        155         20       8.04       685         64      10.78
     Option 1
       USAllianz Opportunity -            210         16     13.03         58          7       7.98       216         20      10.70
     Option 2
       USAllianz Opportunity -             18          1     13.03          -          -          -         -          -          -
     Option 3
       USAllianz Opportunity -             41          3     12.97          -          -          -         -          -          -
     Option 4
       USAllianz Opportunity -            299         23     12.83         48          6       7.83       434         41      10.51
     Option 5
       USAllianz Opportunity -          1,003         79     12.77        120         15       7.79       593         57      10.45
     Option 6
       Valuemark II                       533         40     13.33         54          7       8.19       236         21      10.98
       Valuemark IV                         6          -     13.29          -          -          -        23          2      10.94

                                       91

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                       USAZ VAN KAMPEN EMERGING       USAZ VAN KAMPEN EQUITY AND         USAZ VAN KAMPEN GLOBAL
                                             GROWTH FUND                     INCOME FUND                    FRANCHISE FUND
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              181         23      7.99          -          -          -        37          3      13.56
     Option 1
       USAllianz Advantage -                2          -      7.94          -          -          -         2          -      13.52
     Option 2
       USAllianz Advantage -                2          -      7.89          -          -          -         1          -      13.48
     Option 3
       USAllianz Advantage -                -          -         -          -          -          -         5          -      13.48
     Option 4
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -                -          -         -         11          1      10.74        80          6      13.37
     Option 6
       USAllianz Advantage -               16          2      7.70         35          3      10.73       121          9      13.33
     Option 7
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         3          -      13.46
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         7          1      13.42
     - Option 4
       USAllianz Charter II - NY            -          -         -          -          -          -        26          2      13.34
     - Option 5
       USAllianz Charter II - NY            4          1      7.67         10          1      10.72        17          1      13.31
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -            191         24      7.87         60          6      10.77        38          3      13.47
     Option 1
       USAllianz Opportunity -             38          5      7.81         42          4      10.76        32          2      13.42
     Option 2
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 3
       USAllianz Opportunity -              -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Opportunity -             84         11      7.67         79          8      10.72        87          7      13.31
     Option 5
       USAllianz Opportunity -            415         54      7.63         37          3      10.71       316         24      13.28
     Option 6
       Valuemark II                       133         17      8.02          -          -          -         -          -          -
       Valuemark IV                        25          3      7.99          -          -          -         -          -          -


                                      USAZ VAN KAMPEN GROWTH AND                                        VAN KAMPEN LIT EMERGING
                                             INCOME FUND              USAZ VAN KAMPEN GROWTH FUND          GROWTH PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                   NET ASSETS UNITS         AUV    NET ASSETS UNITS         AUV     NET       UNITS         AUV
                                              OUTSTANDING                     OUTSTANDING            ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       USAllianz Advantage -              104          9     11.43        151         14      10.73         7          1       7.18
     Option 1
       USAllianz Advantage -               11          1     11.36          3          -      10.67         -          -          -
     Option 2
       USAllianz Advantage -                -          -         -         30          3      10.59         -          -          -
     Option 3
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 4
       USAllianz Advantage -                8          1     11.22          -          -          -         -          -          -
     Option 5
       USAllianz Advantage -                -          -         -          -          -          -         -          -          -
     Option 6
       USAllianz Advantage -               85          8     11.01         45          4      10.34         -          -          -
     Option 7
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 1
       USAllianz Charter II - NY            8          1     11.24          -          -          -         -          -          -
     - Option 2
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 3
       USAllianz Charter II - NY            -          -         -          -          -          -         -          -          -
     - Option 4
       USAllianz Charter II - NY           33          3     11.04          -          -          -         -          -          -
     - Option 5
       USAllianz Charter II - NY            -          -         -         71          7      10.30         -          -          -
     - Option 6
       Deferred Variable Annuities          -          -         -          -          -          -         -          -          -
       USAllianz Opportunity -            594         52     11.26        255         24      10.57         -          -          -
     Option 1
       USAllianz Opportunity -            437         39     11.18        127         12      10.49         -          -          -
     Option 2
       USAllianz Opportunity -              6          -     11.18          6          1      10.49         -          -          -
     Option 3
       USAllianz Opportunity -             13          1     11.12         34          3      10.44         -          -          -
     Option 4
       USAllianz Opportunity -             49          5     10.97         52          5      10.30         -          -          -
     Option 5
       USAllianz Opportunity -            461         42     10.91        410         40      10.25         -          -          -
     Option 6
       Valuemark II                       261         23     11.47         38          4      10.77         7          1       7.20
       Valuemark IV                        21          2     11.43          3          -      10.73         -          -          -


                                       92

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and subaccount of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2004 is as follows:

                                      VAN KAMPEN LIT GROWTH AND
                                          INCOME PORTFOLIO
                                   --------------------------------
                                   NET ASSETS UNITS         AUV
                                              OUTSTANDING
                                   --------------------------------
     Contracts:
       USAllianz Advantage -               12          1     13.37
     Option 1
       USAllianz Advantage -                -          -         -
     Option 2
       USAllianz Advantage -                -          -         -
     Option 3
       USAllianz Advantage -                -          -         -
     Option 4
       USAllianz Advantage -                -          -         -
     Option 5
       USAllianz Advantage -                -          -         -
     Option 6
       USAllianz Advantage -                -          -         -
     Option 7
       USAllianz Charter II - NY            -          -         -
     - Option 1
       USAllianz Charter II - NY            -          -         -
     - Option 2
       USAllianz Charter II - NY            -          -         -
     - Option 3
       USAllianz Charter II - NY            -          -         -
     - Option 4
       USAllianz Charter II - NY            -          -         -
     - Option 5
       USAllianz Charter II -               -          -         -
     Option 6
       Deferred Variable Annuities          -          -         -
       USAllianz Opportunity -              -          -         -
     Option 1
       USAllianz Opportunity -              -          -         -
     Option 2
       USAllianz Opportunity -              -          -         -
     Option 3
       USAllianz Opportunity -              -          -         -
     Option 4
       USAllianz Opportunity -              -          -         -
     Option 5
       USAllianz Opportunity -              -          -         -
     Option 6
       Valuemark II                         -          -         -
       Valuemark IV                         -          -         -



7.      FINANCIAL HIGHLIGHTS

     A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:




                                                         At December 31                For the year ended December 31
                                           ----------------------------------------------------------------------------------
                                              Units      Unit Fair  Net Assets  Investment  Expense Ratio    Total Return
                                            Outstanding Value lowest               Income      lowest to       lowest to
                                                         to highest                Ratio*      highest**       highest***
     AIM V.I. Capital Appreciation Fund
        2004                                          4 $6.75to$6.75         29       0.00% 1.49%to  1.49%   5.04%to   5.04%
        2003                                          4 $6.43to$6.43         28       0.00% 1.49%to  1.49%  27.60%to  27.60%
        2002                                          6 $5.04to$5.04         28       0.00% 1.49%to  1.49% -25.47%to -25.47%
        2001                                          4 $6.76to$6.76         29       0.00% 1.49%to  1.49% -26.63%to -26.63%
     AIM V.I. Growth Fund
        2004                                        155 $5.30to$5.33        827       0.00% 1.40%to  1.49%   6.62%to   6.72%
        2003                                        185 $4.97to$4.99        925       0.00% 1.40%to  1.49%  29.30%to  29.41%
        2002                                        219 $3.85to$3.86        847       0.00% 1.40%to  1.49% -31.99%to -31.93%
        2001                                        290 $5.65to$5.67      1,644       0.19% 1.40%to  1.49% -34.87%to -34.81%



                                       93

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:




                                                        At December 31              For the year ended December 31
                                           ----------------------------------------------------------------------------------
                                           Units     Unit Fair Value Net Assets Investment  Expense Ratio    Total Return
                                           Outstanding  lowest to                 Income      lowest to       lowest to
                                                         highest                  Ratio*      highest**       highest***
     AIM V.I. Premier Equity Fund
        2004                                       23  $6.56to  $6.56       150      0.70%  1.49%to  1.49%   4.20%to    4.20%
        2003                                       23  $6.30to  $6.30       145      0.00%  1.49%to  1.49%  23.23%to   23.23%
        2002                                       23  $5.11to  $5.11       118      0.00%  1.49%to  1.49% -31.29%to  -31.29%
        2001                                        9  $7.43to  $7.43        67      0.00%  1.49%to  1.49% -16.50%to  -16.50%
     Alger American Growth Portfolio
        2004                                       68  $7.28to  $7.31       499      0.00%  1.40%to  1.49%   3.93%to    4.03%
        2003                                       80  $7.00to  $7.03       563      0.00%  1.40%to  1.49%  33.16%to   33.28%
        2002                                       92  $5.26to  $5.27       488      0.00%  1.40%to  1.49% -33.98%to  -33.92%
        2001                                      121  $7.97to  $7.98       967      0.26%  1.40%to  1.49% -13.13%to  -13.05%
     Alger American Leveraged AllCap
     Portfolio
        2004                                       53  $6.87to  $6.90       368      0.00%  1.40%to  1.49%   6.58%to    6.68%
        2003                                       62  $6.45to  $6.47       399      0.00%  1.40%to  1.49%  32.73%to   32.85%
        2002                                       77  $4.86to  $4.87       370      0.00%  1.40%to  1.49% -34.89%to  -34.83%
        2001                                       97  $7.46to  $7.47       725      0.00%  1.40%to  1.49% -17.18%to  -17.10%
     Alger American MidCap Growth Portfolio
        2004                                        8 $11.16to $11.16        92      0.00%  1.49%to  1.49%  11.37%to   11.37%
        2003                                        9 $10.02to $10.02        87      0.00%  1.49%to  1.49%  45.61%to   45.61%
        2002                                        9  $6.88to  $6.88        60      0.00%  1.49%to  1.49% -30.58%to  -30.58%
        2001                                        3  $9.92to  $9.92        35      0.00%  1.49%to  1.49%  -7.52%to   -7.52%
     Alger American Small Capitalization
     Portfolio
        2004                                        -  $5.94to  $5.94         1      0.00%  1.49%to  1.49%  14.84%to   14.84%
        2003                                        -  $5.17to  $5.17         1      0.00%  1.49%to  1.49%  40.24%to   40.24%
        2002                                        -  $3.69to  $3.69         1      0.00%  1.49%to  1.49% -27.31%to  -27.31%
        2001                                        -  $5.07to  $5.07         1      0.00%  1.49%to  1.49% -25.75%to  -25.75%
     Davis VA Financial Portfolio
        2004                                       65 $10.19to $13.62       705      0.43%  1.49%to  2.75%   7.32%to    8.68%
        2003                                       22  $9.68to $12.53       232      0.92%  1.49%to  2.10%  29.41%to   30.20%
        2002                                        7  $7.48to  $9.63        67      0.00%  1.49%to  2.10% -18.57%to  -18.07%
        2001                                        1 $11.75to $11.75        17      0.00%  1.49%to  1.49%  -7.34%to   -7.34%
     Davis VA Real Estate Portfolio
        2004                                        1 $24.04to $24.04        25      4.28%  1.49%to  1.49%  31.35%to   31.35%
        2003                                        1 $18.30to $18.30        22      5.30%  1.49%to  1.49%  34.77%to   34.77%
        2002                                        1 $13.58to $13.58        17      6.25%  1.49%to  1.49%   4.33%to    4.33%
        2001                                        1 $13.02to $13.02        16      0.00%  1.49%to  1.49%   6.49%to    6.49%

                                       94

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:

                                                        At December 31              For the year ended December 31
                                           ----------------------------------------------------------------------------------
                                           Units     Unit Fair Value Net Assets Investment  Expense Ratio    Total Return
                                           Outstanding  lowest to                 Income      lowest to       lowest to
                                                         highest                  Ratio*      highest**       highest***
     Davis VA Value Portfolio
        2004                                      138  $9.84to $11.24     1,434      0.86%  1.49%to  2.75%   9.28%to   10.66%
        2003                                      112  $9.18to $10.16     1,069      1.38%  1.49%to  2.10%  27.06%to   27.84%
        2002                                       35  $7.22to  $7.95       283      0.78%  1.49%to  2.10% -18.00%to  -17.50%
        2001                                       27  $9.63to  $9.63       256      2.00%  1.49%to  1.49% -10.83%to  -10.83%
     Dreyfus IP Small Cap Stock Index
     Portfolio
        2004                                      165 $11.98to $12.39     2,003      0.71%  1.49%to  2.75%  18.57%to   20.08%
        2003                                       31 $10.21to $10.31       322      1.19%  1.49%to  2.10%  34.92%to   35.74%
        20023                                       1  $7.57to  $7.60         5      0.00%  1.49%to  2.10% -24.32%to  -24.01%
     Dreyfus Stock Index Fund
        2004                                      489 $10.81to $11.29     5,409      1.79%  1.40%to  2.75%   7.35%to    9.10%
        2003                                      247 $10.18to $10.35     2,537      1.46%  1.40%to  2.10%  25.39%to   26.58%
        20023                                       7  $8.12to  $8.17        59      0.00%  1.49%to  2.10% -19.49%to  -19.04%
     Franklin Global Communications
     Securities Fund
        2004                                      699 $14.75to $18.52    12,935      1.02%  1.40%to  2.75%  11.07%to   13.06%
        2003                                      773 $14.62to $16.38    12,649      0.92%  1.40%to  2.10%  37.52%to   38.51%
        2002                                      919 $10.63to $11.83    10,875      0.95%  1.40%to  2.10% -34.91%to  -34.21%
        2001                                    1,249 $17.66to $17.98    22,421      0.08%  1.40%to  1.49% -30.45%to  -30.23%
     Franklin Growth and Income Securities
     Fund
        2004                                    1,184 $26.51to $33.29    39,356      2.60%  1.40%to  2.75%   7.61%to    9.36%
        2003                                    1,332 $27.12to $30.44    40,473      3.23%  1.40%to  2.10%  23.08%to   24.31%
        2002                                    1,549 $22.03to $24.48    38,080      3.09%  1.40%to  2.10% -17.47%to  -16.70%
        2001                                    1,862 $28.85to $29.39    54,683      0.32%  1.40%to  1.49%  -3.73%to   -3.39%
     Franklin High Income Fund
        2004                                      582 $18.44to $23.13    12,925      5.49%  1.40%to  2.75%   6.89%to    8.50%
        2003                                      505 $18.99to $21.32    10,611      8.91%  1.40%to  2.10%  28.45%to   29.67%
        2002                                      518 $14.78to $16.44     8,506     16.16%  1.40%to  2.10% -11.83%to  -10.81%
        2001                                      640 $18.12to $18.43    11,790     17.55%  1.40%to  1.49%   2.63%to    2.81%
     Franklin Income Securities Fund
        2004                                      978 $32.79to $41.20    39,699      3.19%  1.40%to  2.75%  10.76%to   12.54%
        2003                                      935 $32.59to $36.61    34,141      5.24%  1.40%to  2.10%  28.98%to   30.26%
        2002                                    1,030 $25.26to $28.10    29,101      9.70%  1.40%to  2.10%  -2.67%to   -1.76%
        2001                                    1,240 $28.06to $28.60    35,416      7.29%  1.40%to  1.49%  -0.74%to   -0.43%

                                       95

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:

                                                         At December 31              For the year ended December 31
                                           ----------------------------------------------------------------------------------
                                           Units     Unit Fair Value Net Assets Investment  Expense Ratio    Total Return
                                           Outstanding  lowest to                 Income      lowest to       lowest to
                                                         highest                  Ratio*      highest**       highest***
     Franklin Large Cap Growth Securities
     Fund
        2004                                      655 $16.43to $18.76    12,084      0.54%  1.40%to  2.75%   5.00%to    6.72%
        2003                                      644 $16.45to $17.58    11,290      0.73%  1.40%to  2.10%  24.31%to   25.37%
        2002                                      779 $13.23to $14.02    10,937      0.84%  1.40%to  2.10% -24.78%to  -24.01%
        2001                                    1,046 $18.21to $18.45    19,275      0.58%  1.40%to  1.49% -12.74%to  -12.50%
     Franklin Money Market Fund
        2004                                      423 $15.43to $15.65     6,624      0.72%  1.40%to  1.49%  -0.76%to   -0.67%
        2003                                      501 $15.55to $15.76     7,899      0.53%  1.40%to  1.49%  -0.96%to   -0.87%
        2002                                      674 $15.70to $15.89    10,708      1.36%  1.40%to  1.49%  -0.17%to   -0.08%
        2001                                    1,060 $15.73to $15.91    16,863      4.11%  1.40%to  1.49%   2.36%to    2.46%
     Franklin Real Estate Fund
        2004                                      275 $41.68to $52.35    14,022      1.96%  1.40%to  2.75%  28.22%to   30.34%
        2003                                      238 $35.78to $40.16     9,513      2.58%  1.40%to  2.10%  32.93%to   34.19%
        2002                                      260 $26.92to $29.93     7,806      2.88%  1.40%to  2.10%  -0.05%to    0.82%
        2001                                      288 $29.12to $29.68     8,554      4.27%  1.40%to  1.49%   6.28%to    6.67%
     Franklin Rising Dividends Securities
     Fund
        2004                                    1,119 $27.56to $33.21    36,526      0.71%  1.40%to  2.75%   7.98%to    9.70%
        2003                                    1,058 $27.59to $30.28    31,911      0.97%  1.40%to  2.10%  22.00%to   23.14%
        2002                                    1,176 $22.61to $24.59    28,912      1.33%  1.40%to  2.10%  -3.63%to   -2.69%
        2001                                    1,338 $24.81to $25.27    33,771      0.09%  1.40%to  1.49%  11.88%to   12.31%
     Franklin Small Cap Fund
        2004                                      473 $18.42to $21.08     9,938      0.00%  1.40%to  2.75%   8.44%to   10.15%
        2003                                      507 $17.91to $19.14     9,680      0.00%  1.40%to  2.10%  34.39%to   35.69%
        2002                                      605 $13.33to $14.10     8,546      0.47%  1.40%to  2.10% -30.16%to  -29.51%
        2001                                      673 $19.75to $20.01    13,456      0.53%  1.40%to  1.49% -16.51%to  -16.20%
     Franklin Small Cap Value Securities
     Fund
        2004                                      247 $13.87to $15.42     3,695      0.27%  1.40%to  2.75%  20.38%to   22.36%
        2003                                      149 $11.96to $12.60     1,865      0.28%  1.40%to  2.10%  29.38%to   30.63%
        2002                                      145  $9.24to  $9.65     1,395      0.45%  1.40%to  2.10% -11.15%to  -10.32%
        2001                                      148 $10.64to $10.76     1,587      0.50%  1.40%to  1.49%  12.10%to   12.61%

                                       96

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:

                                                        At December 31              For the year ended December 31
                                           ----------------------------------------------------------------------------------
                                           Units     Unit Fair Value Net Assets Investment  Expense Ratio    Total Return
                                           Outstanding  lowest to                 Income      lowest to       lowest to
                                                         highest                  Ratio*      highest**       highest***
     Franklin U.S. Government Fund
        2004                                    1,304 $19.40to $24.37    30,923      5.07%  1.40%to  2.75%   0.66%to    2.27%
        2003                                    1,348 $21.22to $23.83    31,969      5.16%  1.40%to  2.10%   0.09%to    1.01%
        2002                                    1,589 $21.20to $23.59    37,459      5.92%  1.40%to  2.10%   7.49%to    8.55%
        2001                                    1,769 $21.32to $21.73    38,406      7.33%  1.40%to  1.49%   5.77%to    6.11%
     Franklin Zero Coupon Fund 2005
        2004                                      146 $24.25to $30.00     4,323      5.46%  1.40%to  2.75%  -2.05%to   -0.71%
        2003                                      169 $27.25to $30.22     5,047      4.87%  1.40%to  2.10%  -0.11%to    0.60%
        2002                                      184 $27.28to $30.04     5,559      6.07%  1.40%to  2.10%   7.82%to    8.57%
        2001                                      196 $27.35to $27.67     5,403      6.63%  1.40%to  1.49%   7.31%to    7.41%
     Franklin Zero Coupon Fund 2010
        2004                                      126 $29.74to $36.80     4,542      4.75%  1.40%to  2.75%   1.87%to    3.26%
        2003                                      131 $32.14to $35.64     4,627      3.70%  1.40%to  2.10%   1.44%to    2.15%
        2002                                      131 $31.68to $34.89     4,554      5.64%  1.40%to  2.10%  17.61%to   18.43%
        2001                                      137 $29.12to $29.46     4,020      7.44%  1.40%to  1.49%   4.05%to    4.15%
     J.P. Morgan International
     Opportunities Portfolio
        2004                                        1  $8.62to  $8.62         9      0.00%  1.49%to  1.49%  16.61%to   16.61%
        2003                                        1  $7.39to  $7.39         8      0.00%  1.49%to  1.49%  30.48%to   30.48%
        2002                                        1  $5.66to  $5.66         6      0.00%  1.49%to  1.49% -19.52%to  -19.52%
        2001                                        1  $7.04to  $7.04         7      0.00%  1.49%to  1.49% -19.91%to  -19.91%
     J.P. Morgan U.S. Large Cap Core Equity Portfolio
        2004                                        2  $8.14to  $8.14        13      0.00%  1.49%to  1.49%   7.86%to    7.86%
        2003                                        2  $7.54to  $7.54        12      0.00%  1.49%to  1.49%  26.24%to   26.24%
        2002                                        2  $5.98to  $5.98        10      0.00%  1.49%to  1.49% -25.74%to  -25.74%
        2001                                        2  $8.05to  $8.05        13      0.00%  1.49%to  1.49% -15.40%to  -15.40%
     Jennison 20/20 Focus Portfolio
        2004                                       85 $11.42to $11.81       984      0.00%  1.49%to  2.75%  12.24%to   13.67%
        2003                                       31 $10.29to $10.39       318      0.00%  1.49%to  2.10%  26.12%to   26.89%
        20023                                       1  $8.16to  $8.19         4      0.00%  1.49%to  2.10% -18.93%to  -18.60%
     Mutual Discovery Securities Fund
        2004                                      512 $17.47to $19.73     9,929      1.13%  1.40%to  2.75%  14.98%to   16.90%
        2003                                      460 $15.92to $16.88     7,736      1.83%  1.40%to  2.10%  26.31%to   27.40%
        2002                                      532 $12.61to $13.25     7,070      1.59%  1.40%to  2.10% -11.28%to  -10.32%
        2001                                      644 $14.62to $14.77     9,514      2.12%  1.40%to  1.49%  -1.26%to   -1.01%

                                       97

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:

                                                        At December 31              For the year ended December 31
                                           ----------------------------------------------------------------------------------
                                           Units     Unit Fair Value Net Assets Investment  Expense Ratio    Total Return
                                           Outstanding  lowest to                 Income      lowest to       lowest to
                                                         highest                  Ratio*      highest**       highest***
     Mutual Shares Securities Fund
        2004                                       879 $16.67to  $18.85   16,326       0.88% 1.40%to  2.75%   9.57%to   11.31%
        2003                                       889 $15.94to  $16.93   14,987       1.17% 1.40%to  2.10%  22.55%to   23.74%
        2002                                     1,081 $13.01to  $13.68   14,809       0.96% 1.40%to  2.10% -13.64%to  -12.79%
        2001                                     1,371 $15.55to  $15.69   21,507       2.00% 1.40%to  1.49%   5.45%to    5.81%
     Oppenheimer Global Securities Fund/VA
        2004                                       232 $10.46to  $11.40    2,504       0.90% 1.49%to  2.75%  15.92%to   17.40%
        2003                                        92  $9.20to   $9.71      869       0.52% 1.49%to  2.10%  40.05%to   40.90%
        2002                                        25  $6.57to   $6.89      174       0.00% 1.49%to  2.10% -23.75%to  -23.29%
        2001                                         6  $8.99to   $8.99       52       0.00% 1.49%to  1.49% -13.52%to  -13.52%
     Oppenheimer High Income Fund/VA
        2004                                       246 $11.37to  $12.06    2,898       8.74% 1.49%to  2.75%   6.00%to    7.35%
        2003                                       171 $10.94to  $11.23    1,886       3.62% 1.49%to  2.10%  21.38%to   22.12%
        2002                                        30  $9.01to   $9.20      270       0.93% 1.49%to  2.10%  -4.42%to   -3.84%
        2001                                         1  $9.57to   $9.57        7       0.00% 1.49%to  1.49%  -5.18%to   -5.18%
     Oppenheimer Main Street Fund/VA
        2004                                       365  $8.94to   $9.34    3,330       0.68% 1.49%to  2.75%   6.48%to    7.84%
        2003                                       146  $8.32to   $8.61    1,240       0.74% 1.49%to  2.10%  24.08%to   24.84%
        2002                                        50  $6.66to   $6.92      336       0.39% 1.49%to  2.10% -20.48%to  -20.00%
        2001                                        16  $8.33to   $8.33      129       0.00% 1.49%to  1.49% -12.76%to  -12.76%
     PIMCO VIT All Asset Portfolio
        20045                                       57 $11.77to  $11.87      668       5.90% 1.49%to  2.75%  10.24%to   11.16%
     PIMCO VIT High Yield Portfolio
        2004                                       226 $11.86to  $12.54    2,750       6.54% 1.40%to  2.75%   6.58%to    8.04%
        2003                                        98 $11.27to  $11.61    1,111       7.21% 1.40%to  2.10%  20.35%to   21.20%
        2002                                        45  $9.30to   $9.58      427       8.50% 1.40%to  2.10%  -3.27%to   -2.59%
        2001                                         5  $9.56to   $9.83       50      16.67% 1.40%to  1.49%  -1.76%to   -1.68%
     PIMCO VIT Real Return Portfolio
        2004                                       382 $11.02to  $11.28    4,257       1.09% 1.49%to  2.75%   5.96%to    7.30%
        20034                                       58 $10.47to  $10.51      607       0.72% 1.49%to  2.10%   4.30%to    4.73%
     PIMCO VIT StocksPLUS Growth and Income
     Portfolio
        2004                                        38  $9.10to   $9.50      357       1.66% 1.40%to  2.60%   7.96%to    9.27%
        2003                                        45  $8.33to   $8.69      385       2.57% 1.40%to  2.10%  27.67%to   28.57%
        2002                                        19  $6.49to   $6.76      127       2.67% 1.40%to  2.10% -21.88%to  -21.33%
        2001                                         6  $8.25to   $8.59       50      14.29% 1.40%to  1.49% -14.14%to  -14.07%
                                       98

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:

                                                        At December 31              For the year ended December 31
                                           ----------------------------------------------------------------------------------
                                           Units     Unit Fair Value Net Assets Investment  Expense Ratio    Total Return
                                           Outstanding  lowest to                 Income      lowest to       lowest to
                                                         highest                  Ratio*      highest**       highest***
     PIMCO VIT Total Return Portfolio
        2004                                      588 $11.67to $13.09     7,202      1.89%  1.40%to  2.75%   2.04%to    3.43%
        2003                                      413 $11.66to $12.67     4,965      2.80%  1.40%to  2.10%   2.86%to    3.58%
        2002                                      249 $11.34to $12.24     2,923      4.08%  1.40%to  2.10%   6.81%to    7.56%
        2001                                       22 $10.70to $11.39       232      3.70%  1.40%to  1.49%   6.86%to    6.95%
     Seligman Global Technology Portfolio
        2004                                        1  $5.45to  $5.45         7      0.00%  1.49%to  1.49%   2.44%to    2.44%
        2003                                        1  $5.32to  $5.32         7      0.00%  1.49%to  1.49%  34.10%to   34.10%
        2002                                        1  $3.97to  $3.97         5      0.00%  1.49%to  1.49% -32.65%to  -32.65%
        2001                                        2  $5.89to  $5.89        12      0.00%  1.49%to  1.49% -29.31%to  -29.31%
     Seligman Small-Cap Value Portfolio
        2004                                      113 $16.69to $24.20     1,993      0.00%  1.49%to  2.75%  16.69%to   18.17%
        2003                                       56 $14.58to $20.48       872      0.00%  1.49%to  2.10%  46.83%to   47.72%
        2002                                        8  $9.93to $13.86       115      0.00%  1.49%to  2.10% -17.13%to  -16.62%
        2001                                        1 $16.62to $16.62        14      0.00%  1.49%to  1.49%  19.88%to   19.88%
     SP Strategic Partners Focused Growth
     Portfolio
        2004                                       49  $6.16to  $6.50       311      0.00%  1.40%to  2.75%   6.91%to    8.37%
        2003                                       28  $5.87to  $6.00       165      0.00%  1.40%to  2.10%  22.84%to   23.71%
        2002                                       36  $4.78to  $4.85       171      0.00%  1.40%to  2.10% -27.07%to  -26.56%
        2001                                       32  $6.60to  $6.61       211      0.00%  1.40%to  1.49% -16.98%to  -16.90%
     SP William Blair International Growth
     Portfolio
        2004                                       54  $6.07to  $6.41       340      0.00%  1.40%to  2.75%  12.96%to   14.50%
        2003                                       23  $5.48to  $5.60       128      0.00%  1.40%to  2.10%  36.25%to   37.21%
        2002                                        3  $4.02to  $4.08        12      0.00%  1.40%to  2.10% -24.44%to  -23.91%
        2001                                        -  $5.36to  $5.36         2      0.00%  1.40%to  1.49% -36.88%to  -36.82%
     Templeton Asset Strategy Fund
        2004                                       49 $17.46to $17.62       870      2.94%  1.40%to  1.49%  14.22%to   14.32%
        2003                                       56 $15.29to $15.41       855      2.85%  1.40%to  1.49%  30.00%to   30.47%
        2002                                       72 $11.61to $11.81       857      2.03%  1.40%to  1.49%  -5.80%to   -5.50%
        2001                                      104 $12.32to $12.50     1,298      1.54%  1.40%to  1.49% -11.28%to  -10.98%

                                       99

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004


7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:

                                                        At December 31              For the year ended December 31
                                           ----------------------------------------------------------------------------------
                                           Units     Unit Fair Value Net Assets Investment  Expense Ratio    Total Return
                                           Outstanding  lowest to                 Income      lowest to       lowest to
                                                         highest                  Ratio*      highest**       highest***
     Templeton Developing Markets
     Securities Fund
        2004                                      353 $12.11to $14.14     4,770      1.82%  1.40%to  2.75%  21.32%to   23.09%
        2003                                      283 $10.64to $11.48     3,231      1.29%  1.40%to  2.10%  49.81%to   51.60%
        2002                                      276  $7.10to  $7.58     2,090      1.64%  1.40%to  2.10%  -2.22%to   -1.35%
        2001                                      345  $7.59to  $7.68     2,650      1.07%  1.40%to  1.49%  -9.45%to   -9.36%
     Templeton Foreign Securities Fund
        2004                                      885 $18.26to $22.11    19,411      1.16%  1.40%to  2.75%  15.30%to   17.22%
        2003                                      937 $17.11to $18.86    17,644      1.88%  1.40%to  2.10%  29.46%to   30.71%
        2002                                    1,088 $13.22to $14.43    15,699      1.83%  1.40%to  2.10% -20.25%to  -19.54%
        2001                                    1,321 $17.64to $17.93    23,683      3.27%  1.40%to  1.49% -17.24%to  -16.93%
     Templeton Global Income Securities
     Fund
        2004                                      145 $28.05to $28.46     4,136     11.01%  1.40%to  1.49%  13.38%to   13.49%
        2003                                      165 $24.74to $25.07     4,126      7.83%  1.40%to  1.49%  20.90%to   21.01%
        2002                                      202 $20.25to $20.72     4,186      1.16%  1.40%to  1.49%  19.36%to   19.75%
        2001                                      267 $16.97to $17.30     4,619      3.78%  1.40%to  1.49%   0.72%to    1.11%
     Templeton Growth Securities Fund
        2004                                      761 $19.63to $23.02    17,190      1.25%  1.40%to  2.75%  12.87%to   14.63%
        2003                                      727 $18.54to $20.08    14,581      1.67%  1.40%to  2.10%  29.39%to   30.78%
        2002                                      883 $14.33to $15.36    13,573      2.43%  1.40%to  2.10% -20.18%to  -19.46%
        2001                                    1,122 $18.79to $19.07    21,373      2.15%  1.40%to  1.49%  -2.78%to   -2.37%
     USAZ AIM Basic Value Fund
        2004                                      272 $10.46to $10.82     2,887      0.00%  1.49%to  2.75%   7.82%to    9.19%
        2003                                       79  $9.81to  $9.91       780      0.00%  1.49%to  2.10%  30.26%to   31.06%
        20023                                       5  $7.53to  $7.56        43      0.00%  1.49%to  2.10% -24.70%to  -24.39%
     USAZ AIM Blue Chip Fund
        2004                                      162  $9.76to $10.10     1,604      0.00%  1.49%to  2.75%   1.53%to    2.83%
        2003                                       32  $9.72to  $9.82       313      0.00%  1.49%to  2.10%  21.80%to   22.55%
        20023                                       -  $7.98to  $8.01         1      0.00%  1.49%to  2.10% -20.21%to  -19.88%
     USAZ AIM Dent Demographic Trends Fund
        2004                                       29 $10.44to $10.80       306      0.00%  1.49%to  2.75%   5.14%to    6.47%
        2003                                        7 $10.04to $10.14        66      0.00%  1.49%to  2.10%  33.65%to   34.46%
        20023                                       5  $7.51to  $7.54        41      0.00%  1.49%to  2.10% -24.86%to  -24.56%


                                       100

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:

                                                        At December 31              For the year ended December 31
                                           ----------------------------------------------------------------------------------
                                           Units     Unit Fair Value Net Assets Investment  Expense Ratio    Total Return
                                           Outstanding  lowest to                 Income      lowest to       lowest to
                                                         highest                  Ratio*      highest**       highest***
     USAZ AIM International Equity Fund
        2004                                       62 $11.77to $12.18       731      0.00%  1.49%to  2.75%  18.80%to   20.31%
        2003                                        8 $10.02to $10.12        82      0.00%  1.49%to  2.10%  24.50%to   25.26%
        20023                                       1  $8.05to  $8.08         7      0.00%  1.49%to  2.10% -19.54%to  -19.21%
     USAZ Davis NY Venture Fund
        2004                                      260 $10.41to $10.86     2,767      0.27%  1.40%to  2.75%   7.55%to    9.02%
        2003                                       99  $9.82to  $9.97       980      0.84%  1.40%to  2.10%  26.74%to   27.63%
        2002                                       49  $7.74to  $7.81       385      0.87%  1.40%to  2.10% -25.75%to  -25.23%
        20012                                      25 $10.44to $10.44       260      0.00%  1.40%to  1.49%   4.43%to    4.44%
     USAZ Dreyfus Founders Growth and
     Income Fund
        2004                                      112  $8.97to  $9.36     1,032      0.00%  1.40%to  2.75%   4.79%to    6.22%
        2003                                       75  $8.68to  $8.81       657      0.00%  1.40%to  2.10%  21.66%to   22.52%
        2002                                       27  $7.13to  $7.19       190      0.00%  1.40%to  2.10% -32.14%to  -31.67%
        20012                                      16 $10.52to $10.53       171      0.00%  1.40%to  1.49%   5.26%to    5.27%
     USAZ Dreyfus Premier Small Cap Value
     Fund
        20045                                      39 $11.95to $12.04       471      0.00%  1.65%to  2.75%  18.80%to   19.67%
     USAZ Legg Mason Value Fund
        2004                                      123 $10.95to $11.43     1,367      0.42%  1.40%to  2.75%  12.02%to   13.55%
        2003                                       42  $9.92to $10.07       418      1.56%  1.40%to  2.10%  23.27%to   24.14%
        2002                                       13  $8.05to  $8.11       108      1.45%  1.40%to  2.10% -20.57%to  -20.01%
        20012                                       4 $10.14to $10.14        39      0.00%  1.40%to  1.49%   1.40%to    1.41%
     USAZ Money Market Fund
        2004                                      679  $9.41to $10.29     6,670      0.74%  1.40%to  2.75%  -2.06%to   -0.73%
        2003                                      491  $9.79to $10.37     4,897      0.32%  1.40%to  2.10%  -1.74%to   -1.05%
        2002                                      189  $9.97to $10.49     1,938      0.84%  1.40%to  2.10%  -1.25%to   -0.56%
        2001                                      132 $10.16to $10.56     1,372      2.44%  1.40%to  1.49%   1.50%to    1.59%
     USAZ Oppenheimer Emerging Growth Fund
        2004                                      117 $13.12to $13.57     1,548      0.00%  1.49%to  2.75%   4.83%to    6.17%
        2003                                       14 $12.66to $12.79       184      0.00%  1.49%to  2.10%  58.66%to   59.64%
     USAZ Oppenheimer Emerging
     Technologies Fund
        2004                                       78  $7.89to  $8.24       631      0.00%  1.40%to  2.75%  -6.93%to   -5.66%
        2003                                       53  $8.60to  $8.73       456      0.00%  1.40%to  2.10%  39.01%to   39.98%
        2002                                       16  $6.19to  $6.24        94      0.00%  1.40%to  2.10% -42.36%to  -41.95%
        20012                                       6 $10.74to $10.75        67      0.00%  1.40%to  1.49%   7.45%to    7.47%

                                       101

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:

                                                         At December 31              For the year ended December 31
                                           ----------------------------------------------------------------------------------
                                           Units     Unit Fair Value Net Assets Investment  Expense Ratio    Total Return
                                           Outstanding  lowest to                 Income      lowest to       lowest to
                                                         highest                  Ratio*      highest**       highest***
     USAZ Oppenheimer Global Fund
        20045                                     130 $11.37to $11.45     1,482      0.00%  1.65%to  2.75%  13.71%to   14.54%
     USAZ Oppenheimer International Growth
     Fund
        2004                                       30 $12.39to $12.89       378      0.65%  1.49%to  2.75%  11.37%to   12.79%
        2003                                        4 $11.33to $11.43        50      0.00%  1.49%to  1.90%  31.26%to   31.80%
        2002                                        -  $8.61to  $8.68         2      0.00%  1.40%to  2.10% -15.69%to  -15.10%
     USAZ Oppenheimer Main Street Fund
        20045                                     195 $10.66to $10.75     2,088      0.98%  1.49%to  2.75%   6.64%to    7.54%
     USAZ PIMCO NFJ Small Cap Value Fund
        2004                                      100 $15.09to $15.41     1,519      0.00%  1.49%to  2.75%  19.75%to   21.27%
        20034                                      21 $12.66to $12.71       262      0.88%  1.49%to  2.10%  26.59%to   27.10%
     USAZ PIMCO PEA Renaissance Fund
        2004                                      309 $13.78to $14.38     4,332      0.00%  1.40%to  2.75%  11.63%to   13.15%
        2003                                      118 $12.52to $12.71     1,497      0.00%  1.40%to  2.10%  55.36%to   56.46%
        2002                                       65  $8.06to  $8.12       534      0.00%  1.40%to  2.10% -26.64%to  -26.12%
        20012                                      24 $10.99to $11.00       260      0.00%  1.40%to  1.49%   9.95%to    9.97%
     USAZ PIMCO PEA Value Fund
        2004                                      294 $12.77to $13.33     3,826      0.17%  1.40%to  2.75%  13.35%to   14.90%
        2003                                       88 $11.42to $11.60     1,010      0.89%  1.40%to  2.10%  42.19%to   43.19%
        2002                                       21  $8.03to  $8.10       166      0.85%  1.40%to  2.10% -26.46%to  -25.95%
        20012                                       3 $10.94to $10.94        28      0.00%  1.40%to  1.49%   9.38%to    9.39%
     USAZ Van Kampen Aggressive Growth Fund
        2004                                       77  $7.79to  $8.19       611      0.00%  1.40%to  2.75%  11.21%to   12.73%
        2003                                       32  $7.13to  $7.26       233      0.00%  1.40%to  2.10%  34.73%to   35.68%
        2002                                       14  $5.29to  $5.35        76      0.00%  1.40%to  2.10% -33.75%to  -33.29%
        20011                                       6  $8.02to  $8.02        50      0.00%  1.40%to  1.49% -19.80%to  -19.75%
     USAZ Van Kampen Comstock Fund
        2004                                      248 $10.45to $10.98     2,647      0.44%  1.40%to  2.75%  13.93%to   15.48%
        2003                                       66  $9.33to  $9.51       620      1.10%  1.40%to  2.10%  27.82%to   28.72%
        2002                                       31  $7.30to  $7.39       229      1.09%  1.40%to  2.10% -21.54%to  -20.99%
        20011                                      15  $9.34to  $9.35       143      0.00%  1.40%to  1.49%  -6.56%to   -6.51%

                                       102

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A  summary  of units  outstanding  (thousands),  unit  values,  net  assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2004, 2003, 2002, and 2001 is as follows:

                                                        At December 31              For the year ended December 31
                                           ----------------------------------------------------------------------------------
                                           Units     Unit Fair Value Net Assets Investment  Expense Ratio    Total Return
                                           Outstanding  lowest to                 Income      lowest to       lowest to
                                                         highest                  Ratio*      highest**       highest***
     USAZ Van Kampen Emerging Growth Fund
        2004                                      140  $7.63to  $8.02     1,091      0.00%  1.40%to  2.75%   3.93%to    5.35%
        2003                                       51  $7.47to  $7.61       383      0.00%  1.40%to  2.10%  23.97%to   24.84%
        2002                                       25  $6.02to  $6.10       149      0.00%  1.40%to  2.10% -33.73%to  -33.26%
        20011                                       4  $9.13to  $9.13        34      0.00%  1.40%to  1.49%  -8.71%to   -8.66%
     USAZ Van Kampen Equity and Income Fund
        20045                                      26 $10.71to $10.77       274      0.91%  1.90%to  2.75%   7.15%to    7.75%
     USAZ Van Kampen Global Franchise Fund
        2004                                       58 $13.28to $13.56       772      0.00%  1.49%to  2.75%   9.15%to   10.54%
        20034                                       5 $12.22to $12.27        58      0.00%  1.49%to  2.10%  22.17%to   22.67%
     USAZ Van Kampen Growth and Income Fund
        2004                                      187 $10.91to $11.47     2,091      0.36%  1.40%to  2.75%  10.72%to   12.23%
        2003                                       93 $10.03to $10.22       944      1.15%  1.40%to  2.10%  24.81%to   25.69%
        2002                                       19  $8.04to  $8.13       153      1.06%  1.40%to  2.10% -16.48%to  -15.89%
        20011                                       4  $9.66to  $9.67        40      0.00%  1.40%to  1.49%  -3.38%to   -3.32%
     USAZ Van Kampen Growth Fund
        2004                                      117 $10.25to $10.77     1,225      0.00%  1.40%to  2.75%  17.94%to   19.54%
        2003                                       27  $8.84to  $9.01       240      0.00%  1.40%to  2.10%  25.76%to   26.65%
        2002                                       18  $7.03to  $7.11       135      0.00%  1.40%to  2.10% -25.82%to  -25.30%
        20011                                       4  $9.51to  $9.52        36      0.00%  1.40%to  1.49%  -4.85%to   -4.80%
     Van Kampen LIT Emerging Growth
     Portfolio
        2004                                        2  $7.18to  $7.20        14      0.00%  1.40%to  1.49%   5.19%to    5.29%
        2003                                        2  $6.82to  $6.84        16      0.00%  1.40%to  1.49%  25.16%to   25.27%
        2002                                        5  $5.45to  $5.46        26      0.00%  1.40%to  1.49% -33.65%to  -33.59%
        20011                                       8  $8.21to  $8.22        66      0.00%  1.40%to  1.49% -18.60%to  -18.55%
     Van Kampen LIT Growth and Income
     Portfolio
        2004                                        1 $13.37to $13.37        12      0.00%  1.49%to  1.49%  12.68%to   12.68%
        2003                                        1 $11.87to $11.87        10      0.00%  1.49%to  1.49%  26.14%to   26.14%
        2002                                        2  $9.41to  $9.41        21      0.00%  1.49%to  1.49% -15.77%to  -15.77%
        2001                                        2 $11.17to $11.17        25      0.00%  1.49%to  1.49%  -2.66%to   -2.66%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2004

7.      FINANCIAL HIGHLIGHTS (CONTINUED)



     * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     ** These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.


1. Period from May 1, 2001 (fund commencement) to December 31, 2001 2. Period from November 5, 2001 (fund commencement) to December 31, 2001 3. Period from May 1, 2002 (fund commencement) to December 31, 2002 4. Period from May 1, 2003 (fund commencement) to December 31, 2003
     5. Period from May 3, 2004 (fund commencement) to December 31, 2004

                                       104

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK


                              Financial Statements


                           December 31, 2004 and 2003


     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors
Allianz Life Insurance Company of New York:


We have audited the accompanying balance sheets of Allianz Life Insurance Company of New York (the Company) as of December 31, 2004 and 2003, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of New York as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S generally accepted accounting principles.







Minneapolis, Minnesota
March 28, 2005

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                 Balance Sheets

                           December 31, 2004 and 2003
                        (in thousands, except share data)



                                      Assets                                2004              2003
--------------------------------------------------------------------------------------------------------
Investments:
      Fixed-maturity securities, at fair value                        $       165,506           136,640
      Short-term securities                                                     5,382            20,514
      Equity securities, at fair value                                          1,082             1,057
      Policy loans                                                                 78                18
--------------------------------------------------------------------------------------------------------
                Total investments                                             172,048           158,229
Cash                                                                            3,591             3,367
Accrued investment income                                                       1,886             1,850
Receivables                                                                     1,580             1,278
Reinsurance recoverables:
      Recoverable on future benefit reserves and policy
           and contract account balances                                           90             1,218
      Recoverable on unpaid claims                                              4,379             7,215
      Receivable on paid claims                                                     6                36
Deferred acquisition costs                                                     17,383            14,351
Deferred sales inducements                                                      4,396                 -
Receivable from parent and affiliates                                               -               818
Income tax recoverable from affiliate                                               -               790
Other assets                                                                       63                66
--------------------------------------------------------------------------------------------------------
                Assets, exclusive of separate account assets                  205,422           189,218
Separate account assets                                                       381,768           308,067
--------------------------------------------------------------------------------------------------------
                Total assets                                          $       587,190           497,285
--------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                 Balance Sheets

                           December 31, 2004 and 2003
                        (in thousands, except share data)



           Liabilities and Stockholder's Equity                                   2004                2003
----------------------------------------------------------------------------------------------------------------

Policyholder liabilities:
      Policy and contract account balances                                  $       102,141              90,166
      Policy and contract claims                                                     14,606              20,301
      Future policy benefit reserves                                                 11,710              13,235
      Other policyholder funds                                                          935                 494
      Unearned premiums                                                                  95                  91
----------------------------------------------------------------------------------------------------------------
                Total policyholder liabilities                                      129,487             124,287

Deferred income taxes                                                                 3,681               2,583
Income tax payable to affiliate                                                       2,020                   -
Amounts drawn in excess of bank balances                                              1,481               1,672
Payable to parent and affiliates                                                      1,431                  55
Commissions due and accrued                                                             402                 359
Accrued expenses                                                                        178                 641
Reinsurance payable                                                                      59                 111
Other liabilities                                                                       407                 277
----------------------------------------------------------------------------------------------------------------
                Liabilities, exclusive of separate account liabilities              139,146             129,985
      Separate account liabilities                                                  381,768             308,067
----------------------------------------------------------------------------------------------------------------
                Total liabilities                                                   520,914             438,052

Stockholder's equity:
      Common stock, $10 par value; 200,000 shares
           authorized, issued, and outstanding at
           December 31, 2004 and 2003                                                 2,000               2,000
      Additional paid-in capital                                                     15,500              15,500
      Retained earnings                                                              44,999              38,765
      Accumulated other comprehensive income                                          3,777               2,968
----------------------------------------------------------------------------------------------------------------
                Total stockholder's equity                                           66,276              59,233

Commitments and contingencies
----------------------------------------------------------------------------------------------------------------
                Total liabilities and stockholder's equity                  $       587,190             497,285
----------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                            Statements of Operations

                  Years Ended December 31, 2004, 2003, and 2002
                                 (in thousands)


                                                                   2004             2003             2002
--------------------------------------------------------------------------------------------------------------

Revenue:
      Life insurance premiums                                $        2,247            2,352            2,308
      Annuity considerations                                          5,851            4,955            5,029
      Accident and health premiums                                   15,778           17,748           11,265
--------------------------------------------------------------------------------------------------------------
               Total premiums and considerations                     23,876           25,055           18,602

      Premiums ceded                                                  7,448            9,310            8,780
--------------------------------------------------------------------------------------------------------------
               Net premiums and considerations                       16,428           15,745            9,822

      Investment income, net                                          8,280            6,500            4,577
      Realized investment gains                                         662              705              489
      Other                                                             360              342              247
--------------------------------------------------------------------------------------------------------------
               Total revenue                                         25,730           23,292           15,135
--------------------------------------------------------------------------------------------------------------

Benefits and expenses:
      Life insurance benefits                                          (111)           1,335              877
      Annuity benefits                                                2,811            7,761            1,328
      Accident and health insurance benefits                          6,900           11,641            5,688
--------------------------------------------------------------------------------------------------------------
               Total benefits                                         9,600           20,737            7,893
                                                                          -                -                -
      Benefit recoveries                                              1,560            4,489            5,232
--------------------------------------------------------------------------------------------------------------
               Net benefits                                           8,040           16,248            2,661

      Commissions and other agent compensation                        5,052            5,224            1,264
      General and administrative expenses, affiliated                 6,011            8,312            4,050
      General and administrative expenses, non-affiliated               682              992            1,503
      Taxes, licenses, and fees                                         212              977              274
      Change in deferred acquisition costs, net                      (3,032)            (846)           1,903
--------------------------------------------------------------------------------------------------------------
               Total benefits and expenses                           16,965           30,907           11,655
--------------------------------------------------------------------------------------------------------------

               Income (loss) from operations before
                    income taxes                                      8,765           (7,615)           3,480
--------------------------------------------------------------------------------------------------------------

Income tax expense (benefit):
      Current                                                         1,869             (591)             928
      Deferred                                                          662           (2,197)             127
--------------------------------------------------------------------------------------------------------------
               Total income tax expense (benefit)                     2,531           (2,788)           1,055
--------------------------------------------------------------------------------------------------------------
               Net income (loss)                             $        6,234           (4,827)           2,425
--------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                    Statements of Comprehensive Income (Loss)

                  Years Ended December 31, 2004, 2003, and 2002
                                 (in thousands)


                                                                         2004           2003           2002
----------------------------------------------------------------------------------------------------------------

Net income (loss)                                                   $       6,234         (4,827)         2,425
----------------------------------------------------------------------------------------------------------------

Other comprehensive income (loss):
     Unrealized gains (losses) on fixed-maturity and equity securities:
        Unrealized holding gains (losses) arising during the
        period, net of tax expense (benefit) of $667, $(12), and
        $1,354 in 2004, 2003, and 2002, respectively                        1,239            (21)         2,516
        Reclassification adjustment for realized (gains)
        included in net income, net of tax (benefit) of $(232),
        $(247), and $(170) in 2004, 2003, and 2002, respectively             (430)          (458)          (318)
----------------------------------------------------------------------------------------------------------------
                            Total other comprehensive income (loss)           809           (479)         2,198
----------------------------------------------------------------------------------------------------------------

                            Total comprehensive income (loss)       $       7,043         (5,306)         4,623
----------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                       Statements of Stockholder's Equity

                  Years Ended December 31, 2004, 2003, and 2002
                                 (in thousands)



                                                                 2004           2003            2002
---------------------------------------------------------------------------------------------------------

Common stock:
      Balance at beginning and end of year                 $        2,000           2,000          2,000
---------------------------------------------------------------------------------------------------------


Additional paid-in capital:
      Balance at beginning and end of year                         15,500          15,500         15,500
---------------------------------------------------------------------------------------------------------


Retained earnings:
      Balance at beginning of year                                 38,765          43,592         41,167
      Net income (loss)                                             6,234          (4,827)         2,425
---------------------------------------------------------------------------------------------------------

      Balance at end of year                                       44,999          38,765         43,592
---------------------------------------------------------------------------------------------------------


Accumulated other comprehensive income:
      Balance at beginning of year                                  2,968           3,447          1,249
      Net unrealized gain (loss) on investments during
          the year, net of deferred federal income taxes              809            (479)         2,198
---------------------------------------------------------------------------------------------------------

      Balance at end of year                                        3,777           2,968          3,447
---------------------------------------------------------------------------------------------------------


                    Total stockholder's equity             $       66,276          59,233         64,539
---------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                            Statements of Cash Flows
                  Years Ended December 31, 2004, 2003, and 2002
                                 (in thousands)


                                                                           2004            2003            2002
--------------------------------------------------------------------------------------------------------------------

Cash flows provided by operating activities:
      Net income (loss)                                              $        6,234          (4,827)          2,425
--------------------------------------------------------------------------------------------------------------------

      Adjustments to reconcile net income (loss) to net
         cash provided by operating activities:
          Realized investment gains                                            (662)           (705)           (489)
          Deferred federal income tax expense (benefit)                         662          (2,197)            127
          Charges to policy account balances                                    331             (98)             (8)
          Interest credited to policy account balances                        4,350           4,920             985
          Depreciation and amortization                                         611             209             (17)
          Change in:
               Receivables and other assets                                    (335)           (337)            702
               Reinsurance recoverable                                        3,994              63          (1,461)
               Deferred acquisition costs                                    (3,032)           (846)          1,903
               Deferred sales inducements                                    (4,396)              -               -
               Future benefit reserves                                       (1,525)          8,214              79
               Policy and contract claims                                    (5,695)          4,888            (506)
               Unearned premiums                                                  4             (88)           (291)
               Other policyholder funds                                         441             440            (288)
               Reinsurance payable                                              (52)            (52)           (135)
               Accrued expenses and other liabilities                          (333)            370             (96)
               Commissions due and accrued                                       43            (101)             94
               Current tax recoverable/payable                                2,810          (1,667)              -
               Receivable/payable from/to parent                              2,194          (1,262)           (736)
--------------------------------------------------------------------------------------------------------------------
               Total adjustments                                               (590)         11,751            (137)
--------------------------------------------------------------------------------------------------------------------

               Net cash provided by operating activities                      5,644           6,924           2,288
--------------------------------------------------------------------------------------------------------------------

Cash flows used in investing activities:
      Purchase of fixed-maturity securities                                 (66,688)       (115,500)        (77,700)
      Purchase of equity securities                                             (45)            (26)         (1,250)
      Sale and redemption of fixed-maturity securities                       39,076          57,012          80,452
      Sale of equity securities, tax free exchanges, and spin-offs               61              23           1,505
      Change in securities held under
          agreements to repurchase                                                -          (3,135)         (7,452)
      Net change in short-term securities                                    15,132          (6,889)        (10,235)
      Other, net                                                                (60)             (4)             (9)
--------------------------------------------------------------------------------------------------------------------
               Net cash used in investing activities                        (12,524)        (68,519)        (14,689)
--------------------------------------------------------------------------------------------------------------------

Cash flows provided by financing activities:
      Policyholders' deposits to account balances                            17,437          68,824           6,960
      Policyholders' withdrawals from account balances                       (6,454)         (4,749)         (4,296)
      Policyholders' net transfers between account balances                  (3,688)         (6,456)          8,044
      Change in amounts drawn in excess of bank balances                       (191)             55             598
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               Net cash provided by financing activities                      7,104          57,674          11,306
--------------------------------------------------------------------------------------------------------------------

               Net change in cash                                               224          (3,921)         (1,095)

Cash at beginning of year                                                     3,367           7,288           8,383
--------------------------------------------------------------------------------------------------------------------

Cash at end of year                                                 $         3,591           3,367           7,288
--------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Allianz Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz
     Life) which, in turn, is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company. See note 7 to these financial statements for further information.

     The Company is a life insurance company licensed to sell annuity, group accident and health, and life policies in six states and the District of Columbia. Based on 2004 statutory net premium, 90%, 9%, and 1% of the Company's business is annuity, accident and health, and life, respectively. The annuity business consists of variable and five-year deferral annuities representing 89% and 11% of 2004 statutory net premium, respectively. Accident and health business consists of HMO reinsurance, stop loss, and provider excess. Life business consists of both traditional and group life and consists principally of term insurance policies. The Company's primary distribution channels are through independent agents, strategic alliances with other insurance companies, and third-party marketing organizations.

     Following is a summary of the significant accounting policies reflected in the accompanying financial statements:

     BASIS OF PRESENTATION

     The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities.

     The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations, could cause actual results to differ from the estimates used in the financial statements.

     NONTRADITIONAL AND ANNUITY BUSINESS

     Nontraditional and interest-sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest-sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest-bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholders' accounts, while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholders' accounts and claims or benefits incurred in excess of the contractholders' balance included in annuity benefits on the Statements of Operations.

     LIFE AND ACCIDENT AND HEALTH INSURANCE

     Premiums on traditional life products are recognized as earned when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by establishing provisions for future policy benefits and deferring and amortizing related acquisition costs.

     Accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses are recognized as incurred.

                                       1
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)

     DEFERRED ACQUISITION COSTS

     Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred. For interest-sensitive products and variable annuity contracts, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. For traditional life and group life products, such costs are amortized over the projected earnings pattern of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Deferred acquisition costs are periodically reviewed for recoverability and adjusted when necessary.

                                        2004             2003             2002
--------------------------------------------------------------------------------

Balance, beginning of year    $         14,351          13,505           15,408

     Capitalization                      5,991           6,140            1,026
     Interest                            1,203           1,006            1,158
     Amortization                       (4,162)         (6,300)          (4,087)

                                 -----------------------------------------------
                               -------------------------------------------------
Balance, end of year          $         17,383          14,351           13,505
                              --------------------------------------------------

     Adjustments  to  deferred  acquisition  costs  are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

     Adjustments may also be made to deferred acquisition costs related to deferred annuities for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other than temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the deferred acquisition cost models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate changes. This approach applies to fixed-maturity securities purchased as investment grade only and not noninvestment grade items that were purchased with other yield considerations.

     DEFERRED SALES INDUCEMENTS

     Sales inducements are product features that enhance the investment yield to the contractholder on the contract. The Company offers two types of sales inducements on certain annuity contracts. The first type, an immediate bonus, increases the account value at inception, and the second type, a persistency bonus, increases the account value at the end of a specified period.

     Sales inducements are deferred as the related liability is accrued. Deferred sales inducements are amortized over the expected life of the contract in a manner similar to deferred acquisition costs and are periodically reviewed for recoverability and adjusted when necessary. The adoption of SOP 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, is discussed further in the Recently Issued Accounting Pronouncements section at the end of this note. The activity in the deferred sales inducement balance is summarized below.

                                       2
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)

                                                             2004
--------------------------------------------------------------------

Balance, beginning of year                            $           -

      Reclass from policy and contract account
          balances - SOP 03-1                                   558
      Deferrals                                               4,180
      Amortization                                             (342)

                                                     -----------------
Balance, end of year                                  $       4,396
                                                     -----------------



     Prior to the adoption of SOP 03-1 in 2004, deferred sales inducements were reported in policy and contract account balances as a contra-liability. The reclass from policy and contract account balances line in the table above represents the balance as of January 1, 2004.

     FUTURE POLICY BENEFIT RESERVES

     Future policy benefit reserves on traditional life products are computed by the net level-premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 4.5% to 6.0%.

     POLICY AND CONTRACT ACCOUNT BALANCES

     Policy and contract account balances for variable annuity products are carried at accumulated contract values. Any additional reserves for any death and income benefits that may exceed the accumulated contract values are established using capital market scenarios along with estimates of future policyholder behavior.

     Policy and contract account balances for interest-sensitive products are generally carried at accumulated contract values. Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

     POLICY AND CONTRACT CLAIMS

     Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31. Development methods are typically used in the determination of IBNR. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income benefits include interest and mortality discounting.

     REINSURANCE

     The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for consistently with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and unpaid claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business is recorded as a reinsurance payable.

                                       3
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)


     INVESTMENTS

     The Company classifies its fixed-maturity and equity portfolio as "available for sale," and accordingly, the securities are carried at market value; unrealized gains and losses, net of tax, are credited or charged directly to stockholder's equity. Mortgage-backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. Premiums or discounts on fixed-maturity securities are amortized using the constant yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates market. Policy loans are reflected at their unpaid principal balances. Realized gains and losses are computed based on the specific-identification method.

     Impairments in the value of securities held by the Company considered to be other than temporary are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the Statement of Operations. The Company reviews all securities on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market, and industry. The Company may adjust deferred acquisition costs for impairments on fixed-maturity securities, as discussed in the Deferred Acquisition Costs section of this note.

     As of December  31,  2004 and 2003,  investments  with a carrying  value of
     $1,779   and   $1,830,   respectively,   were   pledged  to  the  New  York
     Superintendent of Insurance as required by statutory regulation.

     The fair values of invested assets are deemed by management to approximate their estimated market values. The market value of fixed-maturity securities and equity securities is based primarily on independent pricing services, broker quotes, and other independent information. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value. Fair value of liabilities of funds borrowed under agreements to repurchase and securities held under forward commitments are determined using the carry amount due to the short-term nature of these liabilities. Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.

     SECURITIES HELD UNDER FORWARD COMMITMENT CONTRACTS

     Forward commitment contracts are accounted for under the guidance prescribed by Statement of Financial Accounting Standards (SFAS) No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, as amended by SFAS No. 149, AN AMENDMENT OF STATEMENT NO. 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. Under this guidance, forward commitment contracts entered into with the intention of taking possession at the first opportunity are allowed "regular way" treatment and may be excluded from derivative accounting treatment. As of January 1, 2003, the Company enters into all forward commitment contracts with this intention. These standards are explained further in the Recently Issued Accounting Pronouncements section of this note. As of December 31, 2004 and 2003, the Company did not have any outstanding commitments to purchase securities issued by the Federal National Mortgage Association (FNMA) on a "to be announced" (TBA) basis. However, the Company had entered into commitments during 2004 and 2003 which had settled by year-end. The interest rates on these securities that were commitments during the year were 5.0% to 6.5% in 2004 and 6.5% in 2003. The Company received income from commitments of this type totaling $0, $11, and $40 in 2004, 2003, and 2002, respectively, which is reported in investment income on the Statements of Operations.

     SECURITIES HELD UNDER AGREEMENTS TO REPURCHASE

     The Company enters into mortgage-backed security reverse repurchase agreements ("dollar rolls") with certain securities dealers. Under this program, the Company identifies certain securities for delivery in the current month and simultaneously contracts with the same dealer to purchase similar, but not identical, securities on a specified future date. The Company gives up the right to receive principal and interest on the securities identified. As of December 31, 2004 and 2003, the Company had no

                                       4
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)

     agreements outstanding, however, the Company did have transactions during the year. The interest rate on these transactions ranged from 5.0% to 6.5% and 5.0% to 6.0% in 2004 and 2003, respectively. Funds received upon the initial agreement are reinvested. The Company received net investment income from transactions of this type totaling $75, $117, and $318 in 2004, 2003, and 2002, respectively, which is reported in investment income on the Statements of Operations.

     RECEIVABLES

     Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and credit worthiness of the parties underlying the receivables.

     INCOME TAXES

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date.

     SEPARATE ACCOUNTS

     The Company issues variable annuity and life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by the contractholder. The Company recognizes gains or losses on transfers to the separate accounts at fair value to the extent of contractholder interests in separate accounts, which are offset by changes in contractholder liabilities. The Company also issues variable annuity and life contracts through its separate accounts where the Company provides certain contractual guarantees to the contractholder. These guarantees are in the form of a guaranteed minimum death benefit (GMDB) and a guaranteed minimum income benefit (GMIB).

     Separate accounts represent funds for which investment income and investment gains and losses accrue directly to contractholders. Each fund has specific investment objectives, and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company. Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts. Amounts charged to the contractholders for mortality, administrative, and other services are included in revenue, and changes in the liabilities for minimum guarantees are included in net benefits on the Statements of Operations.

     The GMDB net amount at risk is defined as the guaranteed amount that would be paid upon death less the current accumulated policyholder account value. The GMIB net amount at risk is defined as the current amount that would be needed to fund expected future guaranteed payments less the current policyholder account value, assuming that all benefit selections occur as of the valuation date.

     The GMDB provides a specified minimum return upon death. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract. The Company's GMDB options have the following definitions:

     o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments.

     o RESET: Provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to age 81) account value adjusted for withdrawals.


                                       5
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)


     o RATCHET: Provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 81) adjusted for withdrawals. Currently, there are two versions of ratchet, with the difference based on the definition of anniversary: annual--evaluated annually, and six year--evaluated every sixth year.

     The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

     o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments.

     o RATCHET: Provides an annuitization value equal to the greater of account value, net premiums, or the highest one-year anniversary account value (prior to age 81) adjusted for withdrawals.

     o ROLLUP: Provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated with a compound interest rate.

     Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive as many products contain multiple guarantees):

                                            December 31, 2004                             December 31, 2003
                                      --------------------------------------------   ----------------------------
                                      --------------------------------------------   ----------------------------
Guaranteed Minimum Death                Account        Net Amount      Weighted         Account      Net Amount
   Benefits (GMDB)                       Value           at Risk          Age            Value         at Risk
----------------------------------    -------------   --------------  ------------   --------------  ------------
----------------------------------    -------------   --------------  ------------   --------------  ------------
   Return of premium                $       93,866                -       61.$            57,499             -
   Ratchet & return of premium             119,491            1,310       61.1            70,331         1,859
   Reset                                   252,653            2,747       68.7           263,331         5,602
                                      -------------   --------------                 --------------  ------------
                                      -------------   --------------                 --------------  ------------
          Total                     $      466,010            4,057                  $   391,161         7,461
                                      =============   ==============                 ==============  ============
                                      =============   ==============                 ==============  ============

Guaranteed Minimum Income               Account        Net Amount      Weighted         Account      Net Amount
   Benefits (GMIB)                       Value           at Risk          Age            Value         at Risk
----------------------------------    -------------   --------------  ------------   --------------  ------------
----------------------------------    -------------   --------------  ------------   --------------  ------------
   Return of premium                $        4,120                -       65.$             -             -
   Ratchet & rollup                         46,359                2       57.7             -             -
                                      -------------   --------------                 --------------  ------------
                                      -------------   --------------                 --------------  ------------
          Total                     $       50,479                2                  $     -             -
                                      =============   ==============                  ==============  ============
                                      =============   ==============                  ==============  ============

    At December 31, 2004 and 2003, variable annuity account balances were invested in separate account mutual funds with the following investment objectives:

Investment Type                                    2004              2003
---------------------------------------------------------------------------
Mutual Funds:
      Bond                               $             69,719     $ 60,735
      Domestic equity                                 166,240      127,413
      International equity                             53,500       41,933
      Specialty                                        77,664       64,004
                                           -------------------------------
            Total mutual fund                         367,123      294,085
Money market funds                                     13,293       12,795
                                           -------------------------------
                            Total        $            380,416      306,880
                                           ===============================



                                       6
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)


     The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account:

                                      GMDB               GMIB         Total
----------------------------------------------------------------------------
Balance, beginning of year          $  1,091                 -        1,091
      Incurred guaranteed benefits      (625)               21         (604)
      Paid guaranteed benefits           (88)                -          (88)
                                      --------------------------------------
Balance, end of year                $    378                21          399
                                      ======================================

     The GMDB and GMIB liabilities are determined each period by estimating the expected future claims in excess of the associated account balances. The company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to annuity benefits on the Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2004.

     o    100 stochastically generated investment performance scenarios.
     o    Mean investment performance assumption was 7.96%.
     o    Volatility assumption was 13.69%.
     o    Mortality is assumed to be 80% of the 1994 MGDB Mortality Table.
     o Lapse rates vary by contract type and duration. Spike rates could approach 45%, with an ultimate rate around 15%.
     o GMIB contracts have dynamic lapse and benefit utilization assumptions. For example, if the contract is projected to have a large additional benefit, then it becomes more likely the GMIB benefit will be elected and less likely to lapse.
     o Discount rates vary by contract type, and are equal to the long-term investment return (8.6%) less the applicable mortality and expense rate.

     RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

     In November 2002, the Financial Accounting Standards Board (FASB) issued Interpretation No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS. This interpretation clarifies disclosure requirements for a guarantor about its obligations under certain guarantees that it has issued. It also clarifies that a guarantor is required to recognize, at the inception of the guarantee, a liability for the fair value of the obligation undertaken in issuing the guarantee. The disclosure requirements are effective for financial statements issued after December 15, 2002, and the requirements for recognizing and measuring the initial liability are effective on a prospective basis to guarantees issued or modified after December 31, 2002. This interpretation was adopted effective January 1, 2003 and did not have a material impact on the financial statements.

     In January 2003, the FASB issued SFAS No. 149, AN AMENDMENT OF STATEMENT NO. 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 149 further clarifies the definition of a derivative and accounting for "regular way" securities trades. Adoption of SFAS No. 149 did not have a material impact on the financial statements.

     In July 2003, the Accounting Standards Executive Committee (AcSEC) issued Statements of Position (SOP) 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, which addresses insurance accounting for separate accounts, sales inducements, and non-traditional insurance contract features not covered by other authoritative accounting literature, including asset, liability, revenue, and expense recognition. This statement is effective for fiscal years beginning after December 15, 2003 and did not have a material impact on the financial statements, except for a reclassification related to deferred sales inducements.

                                       7
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)

     In November 2003, the FASB's Emerging Issues Task Force (EITF) issued EITF 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS. The EITF reached a consensus requiring quantitative and qualitative disclosures for debt and marketable equity securities classified as available for sale or held to maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, and SFAS No. 124, ACCOUNTING FOR CERTAIN INVESTMENTS HELD BY NOT-FOR-PROFIT ORGANIZATIONS, that are in an unrealized loss position at the balance sheet date, but for which an other-than-temporary impairment has not been recognized. The FASB has subsequently decided to reconsider EITF 03-1 in its entirety; however, the disclosure provisions will remain in effect until full reconsideration is completed. The Company is complying with the disclosure requirements, but the full impact on the Company's financial statements due to the FASB's reconsideration is not known at this time.

     RECLASSIFICATIONS

     Certain prior year balances have been reclassified to conform to the current year presentation.

                                       8
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)


(2)  INVESTMENTS

     Investments at December 31, 2004 consist of:

                                                                                                    Amount
                                                            Amortized          Estimated           shown on
                                                              cost               fair               Balance
                                                             or cost             value               Sheet
----------------------------------------------------------------------------------------------------------------

Fixed-maturity securities:
      U.S. government                                 $           21,354             21,571              21,571
      States and political subdivisions                              518                478                 478
      Foreign government                                             668                676                 676
      Public utilities                                             3,973              4,215               4,215
      Corporate securities                                        82,104             87,088              87,088
      Mortgage-backed securities                                  51,308             51,478              51,478
----------------------------------------------------------------------------------------------------------------

           Total fixed-maturity securities                       159,925            165,506             165,506
----------------------------------------------------------------------------------------------------------------

Equity securities:
      Common stocks:
           Banks, trusts, and insurance companies                    115                145                 145
           Industrial and miscellaneous                              739                937                 937
----------------------------------------------------------------------------------------------------------------

           Total equity securities                                   854              1,082               1,082
----------------------------------------------------------------------------------------------------------------

Other investments:
      Short-term securities                                        5,382         XXXXX                    5,382
      Policy loans                                                    78         XXXXX                       78
----------------------------------------------------------------------------------------------------------------

           Total other investments                                 5,460         XXXXX                    5,460
----------------------------------------------------------------------------------------------------------------

           Total investments                          $          166,239         XXXXX                  172,048
----------------------------------------------------------------------------------------------------------------


                                       9
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)



     At December 31, 2004 and 2003, the amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair values of securities are as follows:

                                                 Amortized           Gross             Gross           Estimated
                                                    cost          unrealized        unrealized           fair
                                                  or cost            gains            losses             value
-------------------------------------------------------------------------------------------------------------------

2004:
    Fixed-maturity securities:
      U.S. government                        $        21,354               462               245            21,571
      States and political subdivisions                  518                 -                40               478
      Foreign government                                 668                 8                 -               676
      Public utilities                                 3,973               242                 -             4,215
      Corporate securities                            82,104             5,192               208            87,088
      Mortgage-backed securities                      51,308               279               109            51,478
-------------------------------------------------------------------------------------------------------------------
         Total fixed-maturity securities             159,925             6,183               602           165,506
    Equity securities                                    854               244                16             1,082
-------------------------------------------------------------------------------------------------------------------
         Total                               $       160,779             6,427               618           166,588
-------------------------------------------------------------------------------------------------------------------

2003:
    Fixed-maturity securities:
      U.S. government                        $         3,586               290                 -             3,876
      States and political subdivisions                  518                 -                66               452
      Foreign government                                 679                 -                16               663
      Public utilities                                 1,257                14                 -             1,271
      Corporate securities                            96,818             5,064               991           100,891
      Mortgage-backed securities                      29,370               259               142            29,487
-------------------------------------------------------------------------------------------------------------------
         Total fixed-maturity securities             132,228             5,627             1,215           136,640
    Equity securities                                    904               187                34             1,057
-------------------------------------------------------------------------------------------------------------------
         Total                               $       133,132             5,814             1,249           137,697
-------------------------------------------------------------------------------------------------------------------

     The net unrealized gains included in stockholder's equity consist of the following at December 31:

                                                       2004               2003                2002
--------------------------------------------------------------------------------------------------------

      Fixed maturities                         $           5,581              4,412               5,255
      Securities held under agreements
          to repurchase                                        -                  -                 163
      Equities                                               228                153                (115)
      Adjustments for:
            Deferred taxes                                (2,032)            (1,597)             (1,856)
--------------------------------------------------------------------------------------------------------

      Net unrealized gains                     $           3,777              2,968               3,447
--------------------------------------------------------------------------------------------------------


     The change in net unrealized gains and (losses) on fixed-maturity securities and fixed-maturity securities held under reverse repurchase agreements before deferred taxes was $1,169, $(1,004), and $3,616 for the years ended December 31, 2004, 2003, and 2002, respectively.

     The change in net unrealized gains and (losses) from equity securities before deferred taxes was $75, $268, and $(235) for the years ended December 31, 2004, 2003, and 2002, respectively.

                                       10
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)

     The amortized cost and estimated fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $54,051 as of December 31, 2004.

                                              Amortized             Estimated
                                                 cost              fair value
-----------------------------------------------------------------------------

       Due in one year or less                   $   3,251             3,299
       Due after one year through five years        24,342            24,916
       Due after five years through ten years       27,584            29,273
       Due after ten years                          53,440            56,540
       Mortgage-backed securities                   51,308            51,478
-----------------------------------------------------------------------------
       Totals                                    $ 159,925           165,506
-----------------------------------------------------------------------------

     Proceeds from sales of available-for-sale fixed-maturity securities investments during 2004, 2003, and 2002 were $19,287, $38,076, and $70,698, respectively. Gross gains of $955, $841, and $1,560 and gross losses of $259, $71, and $244 were realized on those sales of securities in 2004, 2003, and 2002, respectively. In 2004, 2003, and 2002, losses of $0, $0, and $731, respectively, were recognized on fixed-maturity securities for other-than-temporary impairment. The Company also purchased forward commitments of $31,574, $0, and $14,114 and sold forward commitments of $31,574, $5,396, and $8,722 during 2004, 2003, and 2002, respectively.

     Proceeds from the sale of available-for-sale equity securities investments were $52, $10, and $1,499 during 2004, 2003, and 2002, respectively.
     Proceeds  from  tax-free   exchanges,   redemptions,   and  spin-offs  from
     available-for-sale equity securities were $9, $13, and $6 during 2004, 2003, and 2002, respectively. Gross gains of $5, $1, and $150 and gross losses of $3, $2, and $180 were realized on those sales in 2004, 2003, and 2002, respectively. In 2004, 2003, and 2002, losses of $36, $64, and $66, respectively, were recognized on equities with other-than-temporary impairment.

     Net realized investment gains (losses) for the years ended December 31, 2004, 2003 and 2002 are summarized as follows:

                                          2004         2003         2002
--------------------------------------------------------------------------

Fixed-maturity securities          $       696           770          585
Equity securities                          (34)          (65)         (96)
--------------------------------------------------------------------------
           Net gains before taxes          662           705          489

Tax expense on net
      realized gains                       232           247          171
--------------------------------------------------------------------------

           Net gains after taxes   $       430           458          318
--------------------------------------------------------------------------



                                       11
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)

     Major categories of net investment income for the respective years ended December 31 are shown below. Net income related to securities held under repurchase agreements is shown with fixed-maturity securities.

                                        2004           2003         2002
---------------------------------------------------------------------------

Interest:
      Fixed-maturity securities    $    8,211          6,356         4,487
      Short-term securities               102            120           123
      Policy loans                          2              1             1
Dividends:
      Equity securities                    26             17            17
Income from securities held under
      forward commitments                   -             11            40
Other invested assets                       5              2             -
---------------------------------------------------------------------------
           Total investment income      8,346          6,507         4,668

Investment expenses                        66              7            91
---------------------------------------------------------------------------

           Net investment income   $    8,280          6,500         4,577
---------------------------------------------------------------------------

     The Company reviews the entire investment portfolio each quarter to determine whether or not declines in market value are other than temporary. Generally, equity securities that have a market value at least 20% below average cost for at least six months are considered other than temporarily impaired. Fixed-income securities meeting the same criteria are also reviewed for possible impairment. However, factors in addition to average cost and market value, including credit quality, market analysis, current events, and management's judgement, are also used to determine whether fixed-income securities are considered other than temporarily impaired. The securities that are considered impaired are written down to current market value as of the last business day of the respective quarter.

                                       12
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)


     Unrealized losses and the related fair value for the years ended December 31, 2004 and 2003 are shown below.

                                         Less than 13 months          13 months or longer         Total
                                      --------------------------- ---------------------------- ---------------------------
                                      ------------------------------------------------------------------------------------
                                                       Unrealized                     Unrealized                Unrealized
                                       Fair value       losses         Fair value     losses     Fair value     losses
                                      ------------------------------------------------------------------------------------
                                      --------------------------- ---------------------------- ---------------------------
2004:

Fixed-maturity securities:
    U.S. government                $        17,091           245              -             -        17,091           245
    States and political subdivisions            -             -            478            40           478            40
    Corporate securities                     1,273            15          7,510           193         8,783           208
    Mortgage-backed securities              24,146            52          4,180            57        28,326           109
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
      Total fixed-maturity securities       42,510           312         12,168           290        54,678           602
Equity securities                               90            10             45             6           135            16
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
      Total temporarily impaired
      securities                   $        42,600           322         12,213           296        54,813           618
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

2003:

Fixed-maturity securities:
    States and political subdivisio$s          452            66              -             -           452            66
    Foreign government                         663            16              -             -           663            16
    Corporate securities                    28,385           969            479            22        28,864           991
    Mortgage-backed securities              20,448           142              -             -        20,448           142
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
      Total fixed-maturity securities       49,948         1,193            479            22        50,427         1,215
Equity securities                               27             6            211            28           238            34
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
      Total temporarily impaired
      securities                   $        49,975         1,199            690            50        50,665         1,249
--------------------------------------------------------------------------------------------------------------------------


     As of December 31, 2004 and 2003, the number of investment holdings that were in an unrealized loss position was 36 and 50, respectively, for fixed maturity securities, and 13 and 25, respectively, for equity securities.

                                       13
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)


(3)  SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                                 2004                           2003
-----------------------------------------------------------------------------------------------------------
                                                 Carrying          Fair         Carrying          Fair
                                                  amount           value         amount           value
                                                ------------    ------------   ------------    ------------
Financial assets

      Fixed maturity securities:

           U.S. government                    $      21,571          21,571          3,876           3,876
           States and political subdivisions            478             478            452             452
           Foreign governments                          676             676            663             663
           Public utilities                           4,215           4,215          1,271           1,271
           Corporate securities                      87,088          87,088        100,891         100,891
           Mortgage-backed securities                51,478          51,478         29,487          29,487
      Equity securities                               1,082           1,082          1,057           1,057
      Short-term securities                           5,382           5,382         20,514          20,514
      Policy loans                                       78              78             18              18
      Cash                                            3,591           3,591          3,367           3,367
      Separate account assets                       381,768         381,768        308,067         308,067

Financial liabilities

      Investment contracts                           25,168          23,730         14,291          12,383
      Separate account liabilities                  381,768         373,624        308,067         304,957

-----------------------------------------------------------------------------------------------------------

     See note 1, "Summary of Significant Accounting Policies," for a description of the methods and significant assumptions used to estimate fair values.

     Investment contracts include certain reserves related to deferred annuity products. These reserves are included in the future policy benefit reserves and the policy and contract account balances on the Balance Sheets.

(4)  ACCIDENT AND HEALTH CLAIM RESERVES

     Accident and health claim reserves are based on estimates which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2004 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact future reported earnings of the Company.


                                       14
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)

     Activity in the accident and health claim reserves is summarized as follows:

                                                                 2004         2003         2002
----------------------------------------------------------------------------------------------------

Balance at January 1, net of reinsurance recoverables
      of $6,829, $5,816, and $4,446, respectively          $       12,346        8,450       10,434

Commutations                                                       (1,272)           -            -

Incurred related to:
      Current year                                                  7,058        7,575        4,402
      Prior years                                                  (2,891)        (252)      (2,832)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total incurred                                                      4,167        7,323        1,570
----------------------------------------------------------------------------------------------------

Paid related to:
      Current year                                                  1,677          737          599
      Prior years                                                   4,188        2,690        2,955
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total paid                                                          5,865        3,427        3,554
----------------------------------------------------------------------------------------------------

Balance at December 31, net of reinsurance recoverables
      of $4,026, $6,829, and $5,816, respectively          $        9,376       12,346        8,450
----------------------------------------------------------------------------------------------------

     Prior year incurred claims decreased in 2004 due to favorable claim development in both group accident and health business and medical excess of loss business. Current year incurred claims and net claim reserves balance increased in 2003 as the growth in medical excess of loss business more than offset the termination of the group accident and health business. The accident and health claim reserves incurred related to prior years is a result of changes in estimates and a reserve release related to a terminated reinsurance agreement. The change in these amounts in 2002 is largely due to the run-off of terminated business.

(5)  REINSURANCE

     The Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. In the normal course of business, the Company has a maximum retention level on HMO reinsurance and managed care medical stop loss of $1,180 and limits other specific stop loss policies to $600 coverage per individual life.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

                                       15
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)


     Life insurance, annuities, and accident and health insurance assumed from and ceded to other companies is as follows:

                                                                                                         Percentage
                                                            Assumed          Ceded                        of amount
                                             Direct        from other       to other         Net           assumed
        Year ended                           amount        companies       companies        amount         to net
---------------------------------------------------------------------------------------------------------------------

December 31, 2004:

Life insurance in force                 $       256,970              -         101,673        155,297           0.0%
---------------------------------------------------------------------------------------------------------------------

Premiums:
     Life insurance                     $         2,247              -           1,590            657           0.0%
     Annuities                                    5,851              -               -          5,851           0.0%
     Accident and health insurance                9,214          6,564           5,858          9,920          66.2%
---------------------------------------------------------------------------------------------------------------------

        Total premiums                  $        17,312          6,564           7,448         16,428          40.0%
---------------------------------------------------------------------------------------------------------------------

December 31, 2003:

Life insurance in force                 $       263,731              -         110,700        153,031           0.0%
---------------------------------------------------------------------------------------------------------------------

Premiums:
     Life insurance                     $         2,352              -           1,674            678           0.0%
     Annuities                                    4,955              -               -          4,955           0.0%
     Accident and health insurance               11,500          6,248           7,636         10,112          61.8%
---------------------------------------------------------------------------------------------------------------------

        Total premiums                  $        18,807          6,248           9,310         15,745          39.7%
---------------------------------------------------------------------------------------------------------------------

December 31, 2002:

Life insurance in force                 $       325,184              -         217,415        107,769           0.0%
---------------------------------------------------------------------------------------------------------------------

Premiums:
     Life insurance                     $         2,308              -           2,346            (38)          0.0%
     Annuities                                    5,029              -               -          5,029           0.0%
     Accident and health insurance                4,877          6,388           6,434          4,831         132.2%
---------------------------------------------------------------------------------------------------------------------

        Total premiums                  $        12,214          6,388           8,780          9,822          65.0%
---------------------------------------------------------------------------------------------------------------------


     Included in reinsurance recoverables at December 31, 2004 and 2003 are recoverables on paid claims, unpaid claims, future benefit reserves, and policy and contract account balances from Allianz Life of $1 and $1,087, respectively. Also included in reinsurance recoverables at December 31, 2004 is a $3,081 recoverable from one insurer who, as of December 31, 2004, was not rated by A.M. Best Insurance Reports; therefore, the Company has a trust agreement in place to cover any potential exposure.

                                      16
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)

     Throughout 2003 and 2002, the Company entered into numerous reinsurance arrangements with unrelated insurance companies to reinsure group life and accident, health reinsurance-assumed, and excess of loss health insurance business as well as business produced through the broker administrator distribution channel. In connection with these agreements, the Company has ceded premiums of $1,443, $1,672, and $1,683 and received expense allowances of $306, $323, and $370 in 2004, 2003, and 2002, respectively.

     To minimize risk associated with terminated business, the Company commuted several reinsurance agreements whereby certain blocks of business were sold to unrelated insurance companies during 2004. Commutations transfer all duties, obligations, and liabilities in connection with these policies to an unrelated insurance company. In connection with these agreements, the Company transferred reserves of $2,249 in 2004 and recognized a gain of $73 in 2004.

     Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:

                                                     Assumed                                Ceded
                                       -----------------------------------    -------------------------------
                                         2004         2003        2002          2004         2003     2002
-------------------------------------------------------------------------------------------------------------

Life insurance in force             $          -            -           -           -         -      188,612
-------------------------------------------------------------------------------------------------------------

Premiums:
    Life insurance                  $          -            -           -          (3)        3          309
    Accident and health insurance            (14)          46         (52)          -       891        2,619
-------------------------------------------------------------------------------------------------------------

    Total premiums                  $        (14)          46         (52)         (3)      894        2,928
-------------------------------------------------------------------------------------------------------------

     Effective January 1, 2001, the Company entered into a multiline ceded reinsurance agreement with Allianz Life whereby Allianz Life assumed blocks of business previously ceded to unrelated reinsurers. In addition, under this agreement, the Company ceded future business exceeding the Company's retention limit to Allianz Life. The agreement was terminated effective December 31, 2002. The majority of the business related to group accident and health, which had minimal run-off.

                                       17
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)

(6)  INCOME TAXES

     INCOME TAX EXPENSE (BENEFIT)

     Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                            2004            2003           2002
-------------------------------------------------------------------------------------------------------------------

Income tax expense (benefit) attributable to operations:

      Current tax expense (benefit)                                   $       1,869            (591)          928

      Deferred tax expense (benefit)                                            662          (2,197)          127
-------------------------------------------------------------------------------------------------------------------

Total income tax expense (benefit) attributable to operations                 2,531          (2,788)        1,055

Income tax effect on equity:
      Attributable to unrealized
          gains and losses for the year                                         435            (259)        1,184
-------------------------------------------------------------------------------------------------------------------
Total income tax effect on equity                                     $       2,966          (3,047)        2,239
-------------------------------------------------------------------------------------------------------------------



     COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

     Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Statement of Operations for the respective years ended December 31 as follows:

                                                                            2004            2003           2002
-----------------------------------------------------------------------------------------------------------------

Income tax expense (benefit) computed at the statutory rate         $         3,068        (2,665)         1,218
Dividends-received deductions
     and tax-exempt interest                                                   (383)         (160)          (169)
Other                                                                          (154)           37              6
-----------------------------------------------------------------------------------------------------------------

           Income tax expense (benefit) as reported                 $         2,531        (2,788)         1,055
-----------------------------------------------------------------------------------------------------------------

                                       18
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)

     COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET

     Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31 are as follows:


                                                                               2004                  2003
----------------------------------------------------------------------------------------------------------
Deferred tax assets:
       Future benefit reserves                                         $      3,745                 3,413
       Expense accruals                                                          30                    33
       Impaired assets                                                           77                   131
----------------------------------------------------------------------------------------------------------
             Total deferred tax assets                                        3,852                 3,577
----------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
       Deferred acquisition costs                                             5,069                 3,941
       Unrealized gains on investments                                        2,032                 1,597
       Due and deferred premium                                                 188                   269
       Other                                                                    244                   353
----------------------------------------------------------------------------------------------------------

             Total deferred tax liabilites                                    7,533                 6,160
----------------------------------------------------------------------------------------------------------
Net deferred tax liability                                             $      3,681                 2,583
----------------------------------------------------------------------------------------------------------


     Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

     The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to U.S. Treasury Department regulations. The Company accrues income taxes payable to Allianz Life under AZOA intercompany tax allocation agreements. Income taxes (received)/paid by the Company were $(940), $1,073, and $1,031 in 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, the Company had a tax payable/(recoverable) to AZOA of $2,020 and $(790), respectively, reported in income tax payable and income tax recoverable, respectively, on the Balance Sheet.

                                       19
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)

(7)  RELATED-PARTY TRANSACTIONS

     Allianz Life performs certain administrative services for the Company and incurred fees for these services of $5,044, $7,453, and $3,960 in 2004, 2003, and 2002, respectively. The Company's liability to Allianz Life for incurred but unpaid service fees as of December 31, 2004 and 2003 was $533 and $0, respectively, and is included in payable to parent and affiliates on the Balance Sheet. At December 31, 2003, the Company had an overpayment for service fees of $818 which is recorded in receivable from parent and affiliates on the Balance Sheet.

     The Company incurred fees for services provided by affiliated companies of $967, $859, and $90 in 2004, 2003, and 2002, respectively. The Company's liability for these charges was $130 and $55 as of December 31, 2004 and 2003, respectively, and is included in payable to parent and affiliates on the Balance Sheet.

     The Company reinsured a portion of its group accident and health business with Allianz Life. See note 5 for further details.

     The Company has agreements with Pacific Investment Management Company (PIMCO), an affiliate, related to separate accounts where the policyholders of variable annuity products may choose to invest in specific investment options managed by PIMCO. Income recognized by the Company from PIMCO for distribution and in-force related costs as a result of providing investment options to the policyholders was $33, $13 and $4 during 2004, 2003, and 2002, respectively, which is included in other on the Statements of Operations. The receivable for these fees at December 31, 2004 and 2003 was $4 and $2, respectively, which are included in receivables on the Balance Sheets.

(8)  EMPLOYEE BENEFIT PLANS

     The Company previously  participated in the Allianz Primary Retirement Plan
     (PRP), a defined contribution plan. Effective December 31, 2002, the Company terminated the PRP and merged it into the Allianz Asset Accumulation Plan (AAAP). Upon termination of the PRP, participants who had not completed the requirements to be fully vested became 100% vested. Total PRP contributions were $51 in 2002.

     The Company participates in the AAAP, a defined contribution plan sponsored by Fireman's Fund Insurance Company. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. The AAAP will accept participants' pre-tax or after-tax contributions up to 80% and 99% for years ended December 31, 2004 and 2003, respectively, of the participants' eligible compensation, subject to annual limitations set by ERISA. Effective January 1, 2002, under the eligible employees' provision, the Company will match 100% of contributions up to a maximum of 2% during the first year of service and 6% after the first year of service. Participants are 100% vested in the Company's matching contribution after three years of service.

     The Company may decide to declare a profit-sharing contribution under the AAAP based on the discretion of Company management. Profit-sharing contributions have not been declared since 1998. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution. Effective January 1, 2003, the Company may declare a discretionary match following year-end. The Company declared a discretionary match of 2.5% and 2.0% of employees' salaries for the plan years ended December 31, 2004 and 2003, respectively, which was reported in general and administrative expenses on the Statement of Operations, and funded in 2005 and 2004, respectively. Employees are not required to participate in the AAAP to be eligible for the discretionary match.

     The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, shall be payable from the trust fund but may, at the discretion of the Company, be paid by the Company. Any counsel fees are not paid from the trust fund, but shall instead be paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $114, $157, and $46 in 2004, 2003, and 2002, respectively, toward the AAAP-matching contributions.

                                       20
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)

     In addition to the AAAP, the Company offers certain benefits to eligible employees including a comprehensive medical, dental, and vision plan and a flexible spending plan.

(9)  STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

     Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, deferred taxes, accident and health premiums receivable which are more than 90 days past due, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory accounting do not include provisions for withdrawals.

     The differences between stockholder's equity and net income (loss) reported in accordance with statutory accounting practices and the accompanying financial statements for the years ended December 31 are as follows:

                                                   Stockholder's Equity               Net Income (Loss)
                                                     2004            2003       2004         2003         2002
------------------------------------------------------------------------------------------------------------------

Statutory basis                                 $     53,867       49,438         4,440       (1,314)       2,887
Adjustments:
    Change in reserve basis                          (13,716)      (8,693)        3,211       (6,692)         876
    Deferred acquisition costs                        17,383       14,351         3,032          846       (1,903)
    Net deferred taxes                                (3,855)      (2,769)         (662)       2,197         (127)
    Nonadmitted assets                                    18           19             -            -            -
    Statutory interest maintenance reserve             1,862        1,806            56          197          677
    Statutory asset valuation reserve                    733          454             -            -            -
    Liability for unauthorized reinsurers                  4          208             -            -            -
    Unrealized gains on investments                    5,587        4,422             -            -            -
    Deferred sales inducements                         4,396            -        (3,838)           -            -
    Other                                                 (3)          (3)           (5)         (61)          15
------------------------------------------------------------------------------------------------------------------
      As reported in the accompanying
        financial statements                    $     66,276       59,233         6,234       (4,827)       2,425
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

     The Company is required to meet minimum capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2004 and 2003 were in compliance with these requirements. In accordance with New York statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 2004, 2003, and 2002.

     REGULATORY RISK-BASED CAPITAL

     An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control-level risk-based capital, as defined by the NAIC. This ratio for the Company was 1932% and 1668% as of December 31, 2004 and 2003, respectively. Regulatory action level against a company may begin when this ratio falls below 200%.

                                       21
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)


     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently has no permitted practices.

(10) COMMITMENTS AND CONTINGENCIES

     The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

     The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

     The Company leases office space. Expense for the operating lease was $165, $157, and $186 in 2004, 2003, and 2002, respectively. The current lease agreement expires in April 2005. A tentative lease agreement has been negotiated to sublease space from an affiliate effective March 28, 2005. The future required minimum operating lease payments are as follows:

-------------------------------------------------------------
2005                                          $          114
2006                                                      21
-------------------------------------------------------------
Total                                         $          135
-------------------------------------------------------------


                                       22
                                                                     (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)

     (11)  SUPPLEMENTARY INSURANCE INFORMATION

     The following table summarizes certain financial information by line of business for 2004, 2003, and 2002:

                   ----------------------------------------------------  -----------------------------------------------------------
                                            As of December 31                     For the year ended December 31
                   ----------------------------------------------------  -----------------------------------------------------------
                                   Future                      Other     Net premium                          Net change
                     Deferred   benefit reserves               policy      revenue                                in
                      policy    and policy and               claims and   and other        Net                 deferred      Other
                   acquisition  contract account  Unearned    benefits     contract     investment    Net    acquisition   operating
                      costs       balances        premiums    payable    considerations   income    benefits   costs *      expenses
------------------------------------------------------------------------------------------------------------------------------------
2004:
------------------------------------------------------------------------------------------------------------------------------------
Life insurance            -          1,559          56            643       657          161        500              -        (92)
------------------------------------------------------------------------------------------------------------------------------------
Annuities            17,383        112,292           -              -     5,851        7,098      2,811         (3,032)     9,574
------------------------------------------------------------------------------------------------------------------------------------
Accident and health       -              -          39         13,963     9,920        1,021      4,729              -      2,475
------------------------------------------------------------------------------------------------------------------------------------
                     17,383        113,851          95         14,606    16,428        8,280      8,040         (3,032)    11,957
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
2003:
------------------------------------------------------------------------------------------------------------------------------------
Life insurance            -          3,038          48            727       678          209      1,076              -         68
------------------------------------------------------------------------------------------------------------------------------------
Annuities            14,351        100,363           -              -     4,955        5,046      7,761           (846)    12,000
------------------------------------------------------------------------------------------------------------------------------------
Accident and health       -              -          43         19,574    10,112        1,245      7,411              -      3,437
------------------------------------------------------------------------------------------------------------------------------------
                     14,351        103,401          91         20,301    15,745        6,500     16,248           (846)    15,505
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
2002:
------------------------------------------------------------------------------------------------------------------------------------
Life insurance            -          3,038          45            661       (38)         324       (488)             -        125
------------------------------------------------------------------------------------------------------------------------------------
Annuities            13,505         29,708           -             67     5,029        2,684      1,328          1,903      4,208
------------------------------------------------------------------------------------------------------------------------------------
Accident and health       -              -         134         14,685     4,831        1,569      1,821              -      2,758
------------------------------------------------------------------------------------------------------------------------------------
                     13,505         32,746         179         15,413     9,822        4,577      2,661          1,903      7,091
------------------------------------------------------------------------------------------------------------------------------------


     * See note 1 for aggregate gross amortization.

                                       23


                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

       a.  Financial Statements

          The following financial statements of the Company are included in Part B hereof.

      1.  Report of Independent Registered Public Accounting Firm.
      2.  Consolidated Balance Sheets as of December 31, 2004 and 2003.
      3.  Consolidated Statements of Operations for the years ended December
          31, 2004, 2003 and 2002.
      4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2004, 2003 and 2002.
      5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2004, 2003 and 2002.
      6. Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002.
      7. Notes to Consolidated Financial Statements - December 31, 2004, 2003 and 2002.

         The following financial statements of the Company are included in Part B hereof.

      1. Report of independent Registered Public Accounting Firm.
      2. Statements of Assets and Liabilities as of December 31, 2004.
      3. Statements of Operations for the period ended December 31, 2004.
      4. Statements of Changes in Net Assets for the years ended
         December 31, 2004 and 2003.
      5. Notes to Financial Statements - December 31, 2004.

      b. Exhibits

      1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
      2.   Not Applicable
      3.a. Principal Underwriter's Agreement(2)
      3.b. General Agency Agreement(5)
      4.a. Individual Variable Annuity Contract(12)
       .b  GMDB Endorsement (12)
       .c  Traditional GMDB Endorsement (12)
       .d  GMIB Endorsement (12)
       .e  Traditional GMIB Endorsement (12)
       .f  Earnings Protection Guaranteed Minimum Death Benefit(12)
       .g  GPWB Endorsement  (12)
       .h  Traditional GPWB Endorsement (12)
       .i  GMIB/GPWB 5% Endorsements*
       .j  Inherited IRA/Roth IRA Endorsement*
      5.   Application for Indiv. Var Ann. Contract (13)
      6.   (i)  Copy of Articles of Incorporation of the Company(1)
           (ii) Copy of the Bylaws of the Company(1)
      7.   Not Applicable
      8.a. Form of Fund Participation Agreement between AIM Variable Insurance
           Funds, Inc., Preferred Life Insurance Company of New York and
           NALAC Financial Plans LLC(3)
        b. Copy of Fund Participation Agreement between USAllianz Variable Insurance Products Trust, Preferred Life Insurance Company of New
           York and BISYS Fund Services Limited Partnership dtd 12-2-04.*
        c. Form of Fund Participation Agreement between Davis Variable Account
           Fund, Inc., Davis Distributors, LLC and Preferred Life Insurance
           Company of New York
        d. Form of Fund Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer Funds Inc. and Preferred Life Insurance Company of New York
        e. Form of Fund Participation Agreement between Preferred Life Insurance Company of New York, PIMCO Variable Insurance Trust, and PIMCO
           Fund Distributors, LLC(4)
        f. Form of Fund Participation Agreement between Seligman Portfolios, Inc. and Preferred Life Insurance Company of New York(4)
        g. Form of Fund Participation Agreement between The Prudential Series Fund, Inc., The Prudential Insurance Company of America, Prudential Investment Management Services LLC and Preferred Life Insurance Company of New York(6)
        h. Copy of Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Templeton Variable Products
           Series Fund, Franklin Templeton Distributors, Inc. and Preferred
           Life Insurance Company of New York dtd 10-1-03.*
        i. Copy of Fund Participation Agreement between Preferred Life
           Insurance Company of New York, Dreyfus Investment Portfolios and The Dreyfus Life and Annuity Index Fund. (10)
        j. Copy of Fund Participation Agreement between USAllianz Variable Products Fund of Funds Trust and BISYS Fund Services Limited Partnership (17)
        k. Form of Fund Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Funds Inc, Van Kampen Asset Management and Allianz Life of New York (9)
        l. Form of Fund Participation Agreement between Van Kampen Funds, Inc., and USAllianz Investor Services, LLC (9)
        m. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC,USAllianz Variable Insurance Products Trust, and Van Kampen Asset Management, Inc. (9)
        n. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC,USAllianz Variable Insurance Products Trust, and Van Kampen Investment Advisory Corporation. (9)
        o. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust and Van Kampen Asset Management, Inc. (9)
        p. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and PIMCO Advisers L.P. (9)
        q. Copy of Fund Participation Agreement between Dreyfus Investment Portfolios and Preferred Life Insurance Company of New York (10)
        r. Copy of Portfolio Management Agreement bewteen USAllianz Advisers, LLC and OppenheimerFunds, Inc.(12)
        s. Form of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Davis Selected Advisers, L.P.(14)
        t. Form of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and The Dreyfus Corporation(14)
        u. Form of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Founders Asset Management LLC(14)
        v. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust and Jennison Associates, LLC (17)
        w. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust and Franklin Advisory Services, LLC (17)
        x. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust and Legg Mason
           Funds Management, Inc. (16)
        y. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust and Salomon
           Brothers Asset Management, Inc. (17)
        z. Copy of Service Agreement between Oppenheimer Funds, Inc and Allianz Life Insurance Company of New York.(15)
       aa. Copy of Service Agreement between PIMCO Variable Insurance Trust and
           Preferred Life Insurance Company of New York.(15) ab. Copy of Service Agreement between Prudential Investment Management
           Services LLC & Preferred Life Insurance Company of New York. (15 ) ac. Copy of Service Agreement between J.& W. Seligman & Co. Incorporated and Preferred Life Insurance Company of New York. (15) ad Copy of Administrative Serivces Agreement between Franklin Templeton,
           LLC, and Preferred Life Insurance Company of New York* ae. Copy of Business Agreement between Franklin Templeton Distributors,
           Inc.,Allianz Life Insurance Company of North America, and its Affliates (17)
       9.  Opinion and Consent of Counsel*
      10.  Consent of Independent Registered Public Accounting Firm*
      11.  Not Applicable
      12.  Not Applicable
      13.  Powers of Attorney*

        *  Filed herewith

(1) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 24, 1996.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on November 12, 1999.
(4) Incorporated by reference to Registrant's Pre-Effective Amendment to Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed December 30, 1999.
(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on April 27, 2000.
(6) Incorporated by reference to Registrant's Pre-Effective Amendment to Form N-4 (File Nos. 333-47886 and 811-05618) electronically filed on December 21, 2000.
(7) Incorporated by reference to Registrant's Post-Effective Amendment to Form N-4 (File Nos. 333-47886 and 811-05618) electronically filed on February 28, 2001.
(8) Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-47886 and 811-05618) electronically filed on April 30, 2001.
(9) Incorporated by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-47886 and 811-05618) electronically filed on November 1, 2001.
(10) Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2002.
(11) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-90260 & 811-05618 electronically Filed on June 11, 2002.
(12) Incorporated by reference to Registrant's Pre-effective Amendment No. 2 to Form N-4 (File Nos. 333-101812 & 811-05618) electronically filed on April 4, 2003.
(13) Incorporated by reference to Registrant's Post-Effective Amendment No.1 to Form N-4 (File Nos. 333-101812 and 811-05618) electronically filed on October 6, 2003.
(14) Incorporated by reference to Registrant's Pre-Effective Amendment No.2 to Registrant's Form N-4(File Nos. 333-111049 and 811-05618) electronically filed on April 2,2004.
(15) Incorporated by reference to Registrant's Post-Effective Amendment No.12 to Registrant's Form N-4(File Nos. 333-95729 and 811-05618) electronically filed on April 26,2004.
(16) Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on December 28, 2004.
(17) Incorporated by reference from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on
     March 30, 2005.

ITEM 25. OFFICERS AND DIRECTORS OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK.

Unless noted otherwise, all officers and directors have the following principal business address:

                     5701 Golden Hills Drive
                    Minneapolis, MN  55416-1297

The following are the Officers and Directors of the Company:

Name and Principal              Positions and Offices
Business Address                with Depositor
-----------------               ------------------------------

Kevin E. Walker                 Treasurer and Director

Stephen P. Blaske               VP, Actuary and Director

Denise M. Blizil                Director

Gabrielle M. Matzdorff          Director and Chief Financial Officer

Vincent G. Vitiello             Director, Chairman of the Board
                                Chief Executive Officer and President

Suzanne J. Pepin                Secretary and Director

Dennis J. Marion                Director
39 Westview Road
Wayne, NJ 07470

Eugene T. Wilkinson             Director
31A Mountain Blvd
Warren, NJ  07059

Reinhard W. Obermueller         Director
20 West 64th Street
New York, NY  10023

Stephen R. Herbert              Director
900 Third Avenue
New York, NY  10022

Jack F. Rockett                 Director
140 East 95th Street, Ste 6A
New York, NY  10129

Peggy A. Moon                   Chief Compliance Officer and Regulation 60
                                Officer
Stewart D. Gregg                Assistant Secretary

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Insurance Company organizational chart is incorporated by reference from Registrant's Post-Effective No. 5 to Form N-4(File Nos. 333-75718 and 811-05716) filed electronically on April 25, 2003.

Item  27.        Number  of  Contract  Owners

As of March 31, 2005, there were 44 qualified Contract Owners and 42 non-qualified Contract Owners with Contracts in the separate account.

Item  28.        Indemnification

The Bylaws of Allianz Life of New York provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a. USAllianz Investor Services, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

                 Allianz  Life  Variable  Account  A
                 Allianz  Life  Variable  Account  B


b. The following are the officers (managers) and directors (Board of Governors) of USAllianz Investor Services, LLC. All officers and directors have the following principal business address:


                            5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

Name                       Positions and Offices with Underwriter
----------------------     -----------------------------------------------------

Tracy H. Gardner           Senior Vice President

Michael M. Ahles           Chief Financial Officer, Senior Vice President & Treasurer

Mike Mullin                Chief Admin Officer & Sr. VP

Catherine Q. Farley        Senior Vice President

Carol B.Shaw               Senior Vice President

Corey J. Walther           Senior Vice President

Dave Schliesman            Senior Vice President-Sales

Ed Oberholtzer             Senior Vice President

Jeffrey W. Kletti          Vice President

Gabe Lopez                 Vice President

Wayne Peterson             Chief Compliance Officer

Stewart Gregg              Secretary

Wayne A. Robinson          Assistant Secretary

 c.

For the period 1-1-2004 to 12-31-2004
------------------------------------------------------------------------------------------------
                                    Net Underwriting
                                    Discounts and     Compensation    Brokerage
Name of Principal Underwriter       Commissions       on Redemption   Commissions   Compensation
------------------------------------------------------------------------------------------------
USAllianz Investors Services LLC    $4,462,290.70      $0             $0            $0
------------------------------------------------------------------------------------------------

The $4,462,290.70 that USAllianz Investor Services LLC received from Allianz Life of New York as commissions on the sale of Contracts was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by USAllianz Investor Services LLC.

Item  30.        Location  of  Accounts  and  Records

Michael Ahles, whose address is 5701 Golden Hills Drive, Minneapolis, MN 55416 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item  31.        Management  Services

Not  Applicable

Item  32.        Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                             REPRESENTATIONS

Allianz Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 26th day of April, 2005.


     ALLIANZ LIFE OF NY VARIABLE
     ACCOUNT C
                 (Registrant)

By:  ALLIANZ LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)

By: /s/ Stewart Gregg
     -------------------------
     Stewart Gregg
     Senior Counsel


     ALLIANZ LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)


By:  Vincent G. Vitiello*
     -------------------------
     Vincent G. Vitiello
     Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 26th of April, 2005.

Signature and Title

Dennis Marion*          Director
Dennis Marion

Eugene T. Wilkinson*    Director
Eugene T. Wilkinson

Reinhard W. Obermueller*Director
Reinhard W. Obermueller

Stephen R. Herbert*     Director
Stephen R. Herbert

Jack F. Rockett*        Director
Jack F. Rockett

Kevin Walker*           Treasurer and Director
Kevin Walker

Gabby Matzdorff*        Director
Gabby Matzdorff         Chief Financial Officer

Vincent G. Vitiello*    Director, Chairman of the Board, President
Vincent G. Vitiello     and Chief Executive Officer

Stephen Blaske*         Director
Stephen Blaske

Denise Blizil*          Director
Denise Blizil

Suzanne Pepin*          Secretary and Director
Suzanne Pepin


                                 * By /S/ Stewart D. Gregg
                                      --------------------------
                                      Stewart Gregg
                                      Senior Counsel


                                    EXHIBITS

                                       TO
                        POST-EFFECTIVE AMENDMENT NO. 1

                                       TO

                                    FORM N-4

                        (File Nos. 333-105274 811-05716)

                         ALLIANZ LIFE VARIABLE ACCOUNT C

                 ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK


                               INDEX TO EXHIBITS
Exhibits

EX-99.B4.i. GMIB/GPWB 5% Endorsements
EX-99.B4.j. Inherited IRA/Roth IRA Endorsment
EX-99.B8.b. BISYS Part Agmt
EX-99.B8.h. Franklin Part Agmt
EX-99.B8.ad.Franklin Admin Agmt
EX-99.B9.   Opinion and Consent of Counsel
EX-99.B10. Consent of Independent Registered Public Accounting Firm EX-99.B13. Power of Attorney